Short 7-10 Year Treasury
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 99.1%

REPURCHASE AGREEMENTS(a) - 99.1%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $17,071,700
(Cost $17,071,669)	17,071,669	17,071,669

Total Investments - 99.1% (Cost $17,071,669)		17,071,669
Other assets less liabilities - 0.9%		150,513
Net Assets - 100.0%		17,222,182

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Short 7-10 Year Treasury
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	3	12/21/2020	USD	$417,750	$(426)

Swap Agreements

Short 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(4,385,256)	11/6/2021	Bank of America NA	0.28%	ICE U.S. Treasury 7-10 Year Bond Index	(400,300)
(12,588,931)	11/8/2021	Citibank NA	0.31%	ICE U.S. Treasury 7-10 Year Bond Index	(1,599,729)
(16,974,187)					(2,000,029)
				Total Unrealized Depreciation	(2,000,029)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 97.5%

REPURCHASE AGREEMENTS(a) - 89.5%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $156,893,139 (Cost $156,892,865)	156,892,865	156,892,865

U.S. TREASURY OBLIGATIONS(b) - 8.0%
U.S. Treasury Bills
0.64%, 9/3/2020(c)	7,000,000	6,999,972
0.52%, 9/10/2020(c)	7,000,000	6,999,862
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,998,846)		13,999,834

TOTAL SHORT-TERM INVESTMENTS (Cost $170,891,711)		170,892,699

Total Investments - 97.5% (Cost $170,891,711)		170,892,699
Other assets less liabilities - 2.5%		4,420,800
Net Assets - 100.0%		175,313,499

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,703,943.
(c)	The rate shown was the current yield as of August 31, 2020.

Short 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	8	12/21/2020	USD	$1,405,750	$(7,512)

Swap Agreements

Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(24,613,334)	12/7/2020	Citibank NA	0.29%	ICE U.S. Treasury 20+ Year Bond Index	(1,142,717)
(117,622,345)	12/7/2020	Goldman Sachs International	0.19%	ICE U.S. Treasury 20+ Year Bond Index	2,516,600
(32,449,337)	11/6/2020	Societe Generale	0.16%	ICE U.S. Treasury 20+ Year Bond Index	3,050,971
(174,685,016)					4,424,854
				Total Unrealized Appreciation	5,567,571
				Total Unrealized Depreciation	(1,142,717)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short Basic Materials

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 85.0%

REPURCHASE AGREEMENTS(a) - 85.0%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $1,234,022
(Cost $1,234,021)	1,234,021	1,234,021

Total Investments - 85.0% (Cost $1,234,021)		1,234,021
Other assets less liabilities - 15.0%		217,110
Net Assets - 100.0%		1,451,131

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short Basic Materials had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(294,763)	12/7/2020	Bank of America NA	0.34%	Dow Jones U.S. Basic MaterialsSM Index	(280,704)
(146,656)	11/8/2021	Credit Suisse International	(0.16)%	Dow Jones U.S. Basic MaterialsSM Index	10,003
(10,878)	1/6/2021	Morgan Stanley & Co. International plc	0.33%	Dow Jones U.S. Basic MaterialsSM Index	(555)
(377,114)	1/6/2021	Societe Generale	(0.01)%	Dow Jones U.S. Basic MaterialsSM Index	(45,234)
(614,423)	11/8/2021	UBS AG	0.09%	Dow Jones U.S. Basic MaterialsSM Index	(5,078)
(1,443,834)					(321,568)
				Total Unrealized Appreciation	10,003
				Total Unrealized Depreciation	(331,571)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Dow30SM
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 118.4%

REPURCHASE AGREEMENTS(a) - 58.0%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $223,835,593 (Cost $223,835,200)	223,835,200	223,835,200

U.S. TREASURY OBLIGATIONS(b) - 60.4%
U.S. Treasury Bills
0.64%, 9/3/2020(c)	7,000,000	6,999,970
0.52%, 9/10/2020(c)	6,000,000	5,999,899
0.10%, 9/17/2020(c)	25,000,000	24,999,167
0.12%, 10/15/2020(c)	50,000,000	49,995,111
0.13%, 10/22/2020(c)	30,000,000	29,996,281
0.12%, 10/29/2020(c)	25,000,000	24,996,526
0.13%, 11/12/2020(c)	45,000,000	44,992,350
0.11%, 12/3/2020(c)	45,000,000	44,988,375
TOTAL U.S. TREASURY OBLIGATIONS (Cost $232,956,367)		232,967,679

TOTAL SHORT-TERM INVESTMENTS (Cost $456,791,567)		456,802,879

Total Investments - 118.4% (Cost $456,791,567)		456,802,879
Liabilities in excess of other assets - (18.4%)		(70,871,282)
Net Assets - 100.0%		385,931,597

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $97,226,455.
(c)	The rate shown was the current yield as of August 31, 2020.

Short Dow30SM
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
DJIA CBOT E-Mini Index	169	9/18/2020	USD	$23,969,270	$(305,286)

Swap Agreements

Short Dow30SM had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(5,478,243)	11/6/2020	Bank of America NA	0.14%	Dow Jones Industrial AverageSM	(9,728,323)
(123,130,547)	11/6/2020	BNP Paribas SA	(0.41)%	Dow Jones Industrial AverageSM	(26,066,505)
(54,073,955)	1/20/2021	Citibank NA	(0.21)%	Dow Jones Industrial AverageSM	(15,349,907)
(57,741,432)	11/8/2021	Credit Suisse International	(0.16)%	Dow Jones Industrial AverageSM	(17,385,422)
(27,378,138)	12/7/2020	Goldman Sachs International	(0.31)%	Dow Jones Industrial AverageSM	1,719,384
(8,898,606)	1/6/2021	Societe Generale	0.09%	Dow Jones Industrial AverageSM	(4,881,865)
(85,059,923)	11/6/2020	UBS AG	(0.36)%	Dow Jones Industrial AverageSM	(33,686,419)
(361,760,844)					(105,379,057)
				Total Unrealized Appreciation	1,719,384
				Total Unrealized Depreciation	(107,098,441)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short Financials

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 89.9%

REPURCHASE AGREEMENTS(a) - 89.9%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $21,241,762 (Cost $21,241,724)	21,241,724	21,241,724

Total Investments - 89.9% (Cost $21,241,724)		21,241,724
Other assets less liabilities - 10.1%		2,395,611
Net Assets - 100.0%		23,637,335

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements
Short Financials had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(3,080,437)	12/7/2020	Bank of America NA	(0.06)%	Dow Jones U.S. FinancialsSM Index[c]	320,973
(1,595,622)	12/7/2020	BNP Paribas SA	(0.31)%	Dow Jones U.S. FinancialsSM Index[c]	273,329
(4,518,297)	1/20/2021	Citibank NA	(0.26)%	Dow Jones U.S. FinancialsSM Index[c]	(885,085)
(1,785,786)	11/8/2021	Credit Suisse International	(0.16)%	Dow Jones U.S. FinancialsSM Index[c]	(1,196,594)
(3,269,065)	12/7/2020	Goldman Sachs International	(0.36)%	Dow Jones U.S. FinancialsSM Index[c]	(2,015,990)
(2,133,933)	1/6/2021	Morgan Stanley & Co. International plc	0.37%	Dow Jones U.S. FinancialsSM Index[c]	(18,986)
(3,666,947)	1/6/2021	Societe Generale	(0.21)%	Dow Jones U.S. FinancialsSM Index[c]	(811,288)
(3,422,952)	11/8/2021	UBS AG	(0.26)%	Dow Jones U.S. FinancialsSM Index[c]	(974,687)
(23,473,039)					(5,308,328)
				Total Unrealized Appreciation	594,302
				Total Unrealized Depreciation	(5,902,630)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

Short FTSE China 50

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 89.7%

REPURCHASE AGREEMENTS(a) - 89.7%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $5,732,339 (Cost $5,732,330)	5,732,330	5,732,330

Total Investments - 89.7% (Cost $5,732,330)		5,732,330
Other assets less liabilities - 10.3%		658,949
Net Assets - 100.0%		6,391,279

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Short FTSE China 50 had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation ($)
(2,070,239)	1/8/2021	Bank of America NA	1.34%	iShares® China Large-Cap ETF	(156,070)
(716,657)	11/9/2021	Citibank NA	2.64%	iShares® China Large-Cap ETF	(204,572)
(165,313)	11/9/2021	Goldman Sachs International	1.64%	iShares® China Large-Cap ETF	(143,846)
(3,229,042)	11/9/2021	Societe Generale	1.54%	iShares® China Large-Cap ETF	(262,872)
(201,680)	11/6/2020	UBS AG	1.59%	iShares® China Large-Cap ETF	(163,487)
(6,382,931)					(930,847)
				Total Unrealized Depreciation	(930,847)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short High Yield Schedule of Portfolio Investments August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 81.5%

REPURCHASE AGREEMENTS(a) - 74.7%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $65,843,062 (Cost $65,842,945)	65,842,945	65,842,945

U.S. TREASURY OBLIGATIONS(b) - 6.8%
U.S. Treasury Bills
0.64%, 9/3/2020(c)	3,000,000	2,999,987
0.52%, 9/10/2020(c)	3,000,000	2,999,950
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,999,506)		5,999,937

TOTAL SHORT-TERM INVESTMENTS (Cost $71,842,451)		71,842,882

Total Investments - 81.5% (Cost $71,842,451)		71,842,882
Other assets less liabilities - 18.5%		16,262,082
Net Assets - 100.0%		88,104,964

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,999,909.
(c)	The rate shown was the current yield as of August 31, 2020.

Short High Yield Schedule of Portfolio Investments August 31, 2020 (Unaudited)

Swap Agreementsa

Short High Yield had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(19,802,678)	11/8/2021	Citibank NA	2.59%	iShares® iBoxx $ High Yield Corporate Bond ETF	(2,464,623)
(40,522,382)	11/8/2021	Credit Suisse International	0.34%	iShares® iBoxx $ High Yield Corporate Bond ETF	(11,000,091)
(27,653,820)	11/8/2021	Goldman Sachs International	1.89%	iShares® iBoxx $ High Yield Corporate Bond ETF	10,914,240
(87,978,880)					(2,550,474)
				Total Unrealized Appreciation	10,914,240
				Total Unrealized Depreciation	(13,464,714)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short MidCap400

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 97.6%

REPURCHASE AGREEMENTS(a) - 97.6%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $23,561,498 (Cost $23,561,456)	23,561,456	23,561,456

Total Investments - 97.6% (Cost $23,561,456)		23,561,456
Other assets less liabilities - 2.4%		585,040
Net Assets - 100.0%		24,146,496

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Short MidCap400

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	10	9/18/2020	USD	$1,924,500	$(80,506)

Swap Agreements

Short MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(2,162,219)	11/6/2020	Bank of America NA	(0.26)%	S&P MidCap 400®	(944,234)
(4,712,244)	11/6/2020	BNP Paribas SA	(0.26)%	S&P MidCap 400®	(1,199,115)
(6,496,293)	11/6/2020	Citibank NA	(0.31)%	S&P MidCap 400®	(3,882,301)
(1,392,888)	11/8/2021	Credit Suisse International	(0.11)%	S&P MidCap 400®	(1,783,123)
(1,009,507)	1/6/2021	Morgan Stanley & Co. International plc	0.51%	S&P MidCap 400®	(39,554)
(6,446,203)	3/8/2021	Societe Generale	0.26%	S&P MidCap 400®	(5,020,040)
(22,219,354)					(12,868,367)
				Total Unrealized Depreciation	(12,868,367)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short MSCI EAFE

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 90.9%

REPURCHASE AGREEMENTS(a) - 90.9%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $28,205,331
(Cost $28,205,281)	28,205,281	28,205,281

Total Investments - 90.9% (Cost $28,205,281)		28,205,281
Other assets less liabilities - 9.1%		2,835,704
Net Assets - 100.0%		31,040,985

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Short MSCI EAFE had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation ($)
(5,334,756)	11/9/2021	Citibank NA	0.29%	iShares® MSCI EAFE ETF	(4,123,734)
(5,787,268)	11/9/2021	Credit Suisse International	(0.06)%	iShares® MSCI EAFE ETF	(2,132,811)
(11,777,945)	11/6/2020	Goldman Sachs International	(0.11)%	iShares® MSCI EAFE ETF	(1,279,965)
(1,705,547)	11/6/2020	Societe Generale	0.69%	iShares® MSCI EAFE ETF	(1,434,236)
(6,263,046)	11/9/2021	UBS AG	0.24%	iShares® MSCI EAFE ETF	(2,689,884)
(30,868,562)					(11,660,630)
				Total Unrealized Depreciation	(11,660,630)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 89.8%

REPURCHASE AGREEMENTS(a) - 89.8%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $54,376,253
(Cost $54,376,157)	54,376,157	54,376,157

Total Investments - 89.8% (Cost $54,376,157)		54,376,157
Other assets less liabilities - 10.2%		6,155,937
Net Assets - 100.0%		60,532,094

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Short MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation ($)
(15,922,178)	11/6/2020	Bank of America NA	0.64%	iShares® MSCI Emerging Markets ETF	(2,949,139)
(17,964,205)	12/13/2021	Citibank NA	0.44%	iShares® MSCI Emerging Markets ETF	(7,547,652)
(9,520,664)	11/9/2021	Credit Suisse International	0.14%	iShares® MSCI Emerging Markets ETF	(2,399,126)
(3,376,988)	11/9/2021	Goldman Sachs International	1.89%	iShares® MSCI Emerging Markets ETF	(2,131,256)
(1,517,182)	11/9/2021	Morgan Stanley & Co. International plc	0.09%	iShares® MSCI Emerging Markets ETF	(57,748)
(2,260,760)	11/6/2020	Societe Generale	1.59%	iShares® MSCI Emerging Markets ETF	(1,907,248)
(9,763,713)	11/9/2021	UBS AG	0.94%	iShares® MSCI Emerging Markets ETF	(3,681,762)
(60,325,690)					(20,673,931)
				Total Unrealized Depreciation	(20,673,931)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Oil & Gas
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 79.6%

REPURCHASE AGREEMENTS(a) - 79.6%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $4,191,975
(Cost $4,191,968)	4,191,968	4,191,968

Total Investments - 79.6% (Cost $4,191,968)		4,191,968
Other assets less liabilities - 20.4%		1,073,611
Net Assets - 100.0%		5,265,579

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short Oil & Gas had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(826,734)	12/7/2020	Bank of America NA	0.14%	Dow Jones U.S. Oil & GasSM Index	(201,120)
(1,008,575)	11/8/2021	Credit Suisse International	(0.16)%	Dow Jones U.S. Oil & GasSM Index	(117,356)
(306,258)	12/7/2020	Goldman Sachs International	(0.26)%	Dow Jones U.S. Oil & GasSM Index	(72,124)
(338,434)	1/6/2021	Morgan Stanley & Co. International plc	0.60%	Dow Jones U.S. Oil & GasSM Index	240,208
(460,411)	1/6/2021	Societe Generale	(0.01)%	Dow Jones U.S. Oil & GasSM Index	203,414
(2,309,659)	11/8/2021	UBS AG	(0.01)%	Dow Jones U.S. Oil & GasSM Index	(735,560)
(5,250,071)					(682,538)
				Total Unrealized Appreciation	443,622
				Total Unrealized Depreciation	(1,126,160)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short QQQ

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 124.3%

REPURCHASE AGREEMENTS(a) - 41.6%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $236,283,015 (Cost $236,282,600)	236,282,600	236,282,600

U.S. TREASURY OBLIGATIONS(b) - 82.7%
U.S. Treasury Bills
0.64%, 9/3/2020(c)	18,000,000	17,999,922
0.52%, 9/10/2020(c)	17,000,000	16,999,713
0.12%, 10/15/2020(c)	125,000,000	124,987,778
0.15%, 10/22/2020(c)	50,000,000	49,993,802
0.12%, 10/29/2020(c)	25,000,000	24,996,526
0.16%, 11/3/2020(c)	25,000,000	24,996,281
0.12%, 11/12/2020(c)	50,000,000	49,991,500
0.10%, 11/19/2020(c)	25,000,000	24,995,200
0.11%, 12/3/2020(c)	45,000,000	44,988,375
0.09%, 12/15/2020(c)	25,000,000	24,993,438
0.10%, 12/17/2020(c)	20,000,000	19,994,501
0.12%, 12/31/2020(c)	20,000,000	19,993,278
0.13%, 3/25/2021(c)	25,000,000	24,984,696
TOTAL U.S. TREASURY OBLIGATIONS (Cost $469,887,373)		469,915,010

TOTAL SHORT-TERM INVESTMENTS (Cost $706,169,973)		706,197,610

Total Investments - 124.3% (Cost $706,169,973)		706,197,610
Liabilities in excess of other assets - (24.3%)		(138,094,120)
Net Assets - 100.0%		568,103,490

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $170,419,623.
(c)	The rate shown was the current yield as of August 31, 2020.

Short QQQ

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Futures Contracts Sold

Short QQQ had the following open short futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
NASDAQ 100 E-Mini Index	233	9/18/2020	USD	$56,352,215	$(4,191,654)

Swap Agreements

Short QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(50,157,397)	11/6/2020	Bank of America NA	0.54%	NASDAQ-100 Index®	(33,041,249)
(158,529,063)	11/6/2020	BNP Paribas SA	(0.36)%	NASDAQ-100 Index®	(40,033,965)
(8,041,505)	1/20/2021	Citibank NA	(0.21)%	NASDAQ-100 Index®	(40,163,747)
(81,408,126)	11/8/2021	Credit Suisse International	(0.06)%	NASDAQ-100 Index®	(54,632,009)
(120,525,686)	12/7/2020	Goldman Sachs International	(0.41)%	NASDAQ-100 Index®	(40,810,270)
(23,276,765)	1/6/2021	Morgan Stanley & Co. International plc	0.27%	NASDAQ-100 Index®	(7,562,261)
(64,150,378)	1/6/2021	Societe Generale	(0.11)%	NASDAQ-100 Index®	(10,416,658)
(5,519,185)	11/6/2020	UBS AG	(0.31)%	NASDAQ-100 Index®	(21,447,646)
(511,608,105)					(248,107,805)
				Total Unrealized Depreciation	(248,107,805)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short Real Estate
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 95.7%

REPURCHASE AGREEMENTS(a) - 95.7%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $20,412,248
(Cost $20,412,214)	20,412,214	20,412,214

Total Investments - 95.7% (Cost $20,412,214)		20,412,214
Other assets less liabilities - 4.3%		925,230
Net Assets - 100.0%		21,337,444

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short Real Estate had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,343,488)	11/6/2020	Bank of America NA	(0.51)%	Dow Jones U.S. Real EstateSM Index	(856,681)
(9,627,282)	12/7/2020	BNP Paribas SA	(0.31)%	Dow Jones U.S. Real EstateSM Index	(2,482,698)
(2,351,092)	11/8/2021	Credit Suisse International	(0.21)%	Dow Jones U.S. Real EstateSM Index	97,372
(1,677,827)	1/6/2021	Morgan Stanley & Co. International plc	0.38%	Dow Jones U.S. Real EstateSM Index	127,827
(4,500,626)	1/6/2021	Societe Generale	(0.11)%	Dow Jones U.S. Real EstateSM Index	(2,268,948)
(1,726,680)	11/8/2021	UBS AG	0.09%	Dow Jones U.S. Real EstateSM Index	(397,550)
(21,226,995)					(5,780,678)
				Total Unrealized Appreciation	225,199
				Total Unrealized Depreciation	(6,005,877)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Russell2000

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 113.5%

REPURCHASE AGREEMENTS(a) - 43.1%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $202,204,502 (Cost $202,204,146)	202,204,146	202,204,146

U.S. TREASURY OBLIGATIONS(b) - 70.4%
U.S. Treasury Bills
0.64%, 9/3/2020(c)	8,000,000	7,999,965
0.18%, 9/10/2020(c)	58,000,000	57,999,021
0.10%, 9/17/2020(c)	25,000,000	24,999,167
0.13%, 10/8/2020(c)	25,000,000	24,997,784
0.12%, 10/15/2020(c)	50,000,000	49,995,111
0.14%, 10/22/2020(c)	75,000,000	74,990,703
0.12%, 10/29/2020(c)	25,000,000	24,996,526
0.15%, 11/12/2020(c)	25,000,000	24,995,750
0.10%, 12/3/2020(c)	20,000,000	19,994,833
0.12%, 12/31/2020(c)	20,000,000	19,993,278
TOTAL U.S. TREASURY OBLIGATIONS (Cost $330,945,059)		330,962,138

TOTAL SHORT-TERM INVESTMENTS (Cost $533,149,205)		533,166,284

Total Investments - 113.5% (Cost $533,149,205)		533,166,284
Liabilities in excess of other assets - (13.5%)		(63,506,084)
Net Assets - 100.0%		469,660,200

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $110,453,866.
(c)	The rate shown was the current yield as of August 31, 2020.

Short Russell2000

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	331	9/18/2020	USD	$25,799,795	$137,510

Swap Agreements

Short Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(43,062,217)	1/6/2021	Bank of America NA	0.84%	Russell 2000® Index	(37,559,418)
(78,859,321)	11/6/2020	BNP Paribas SA	0.24%	Russell 2000® Index	(16,216,206)
(16,727,735)	11/6/2020	Citibank NA	0.24%	Russell 2000® Index	(16,960,941)
(110,470,210)	11/8/2021	Credit Suisse International	0.14%	Russell 2000® Index	(24,861,372)
(119,990,544)	11/6/2020	Goldman Sachs International	0.14%	Russell 2000® Index	(12,338,412)
(1,233,885)	1/6/2021	Morgan Stanley & Co. International plc	0.70%	Russell 2000® Index	144,206
(25,457,082)	1/6/2021	Societe Generale	0.34%	Russell 2000® Index	(11,014,417)
(47,857,036)	11/6/2020	UBS AG	0.34%	Russell 2000® Index	(34,801,852)
(443,658,030)					(153,608,412)
				Total Unrealized Appreciation	144,206
				Total Unrealized Depreciation	(153,752,618)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short S&P500®
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 126.2%

REPURCHASE AGREEMENTS(a) - 21.1%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $581,316,303 (Cost $581,315,280)	581,315,280	581,315,280

U.S. TREASURY OBLIGATIONS(b) - 105.1%
U.S. Treasury Bills
0.64%, 9/3/2020(c)	58,000,000	57,999,750
0.17%, 9/8/2020(c)	100,000,000	99,998,444
0.33%, 9/10/2020(c)	107,000,000	106,998,194
0.11%, 9/17/2020(c)	250,000,000	249,991,667
0.16%, 9/22/2020(c)	50,000,000	49,997,813
0.06%, 9/24/2020(c)	100,000,000	99,995,528
0.14%, 10/1/2020(c)	175,000,000	174,987,969
0.11%, 10/8/2020(c)	75,000,000	74,993,351
0.14%, 10/13/2020(c)	25,000,000	24,997,667
0.12%, 10/15/2020(c)	250,000,000	249,975,555
0.13%, 10/22/2020(c)	140,000,000	139,982,646
0.12%, 10/29/2020(c)	50,000,000	49,993,052
0.16%, 11/3/2020(c)	25,000,000	24,996,281
0.12%, 11/5/2020(c)	150,000,000	149,977,656
0.14%, 11/12/2020(c)	175,000,000	174,970,250
0.09%, 11/19/2020(c)	150,000,000	149,971,198
0.16%, 11/27/2020(c)	50,000,000	49,988,823
0.10%, 12/3/2020(c)	50,000,000	49,987,084
0.09%, 12/15/2020(c)	50,000,000	49,986,875
0.10%, 12/17/2020(c)	20,000,000	19,994,501
0.12%, 12/31/2020(c)	45,000,000	44,984,875
0.10%, 1/5/2021(c)	50,000,000	49,981,625
0.01%, 1/28/2021(c)	200,000,000	199,920,326
0.11%, 2/4/2021(c)	100,000,000	99,956,667
0.07%, 2/25/2021(c)	400,000,000	399,788,585
0.13%, 3/25/2021(c)	50,000,000	49,969,392
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,894,432,262)		2,894,385,774

TOTAL SHORT-TERM INVESTMENTS (Cost $3,475,747,542)		3,475,701,054

Total Investments - 126.2% (Cost $3,475,747,542)		3,475,701,054
Liabilities in excess of other assets - (26.2%)		(721,515,530)
Net Assets - 100.0%		2,754,185,524

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $906,627,847.
(c)	The rate shown was the current yield as of August 31, 2020.

Short S&P500®
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P 500 E-Mini Index	1,107	9/18/2020	USD	$193,309,875	$(7,196,219)

Swap Agreements

Short S&P500® had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(835,828,433)	11/6/2020	Bank of America NA	0.84%	S&P 500®	(292,747,607)
(171,844,296)	11/6/2020	BNP Paribas SA	(0.41)%	S&P 500®	(139,915,178)
(153,614,605)	1/20/2021	Citibank NA	(0.21)%	S&P 500®	(54,858,280)
(217,456,759)	11/8/2021	Credit Suisse International	(0.16)%	S&P 500®	(66,507,709)
(472,646,859)	3/8/2021	Goldman Sachs International	(0.46)%	S&P 500®	(65,817,267)
(20,074,278)	1/6/2021	Morgan Stanley & Co. International plc	0.33%	S&P 500®	(2,582,080)
(244,874,687)	1/6/2021	Societe Generale	(0.11)%	S&P 500®	(86,415,041)
(444,251,322)	11/6/2020	UBS AG	(0.31)%	S&P 500®	(220,100,117)
(2,560,591,239)					(928,943,279)
				Total Unrealized Depreciation	(928,943,279)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short SmallCap600

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 97.2%

REPURCHASE AGREEMENTS(a) - 97.2%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $12,159,789
(Cost $12,159,768)	12,159,768	12,159,768

Total Investments - 97.2% (Cost $12,159,768)		12,159,768
Other assets less liabilities - 2.8%		346,504
Net Assets - 100.0%		12,506,272

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short SmallCap600 had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(3,301,156)	1/6/2021	Bank of America NA	(0.08)%	S&P SmallCap 600®	(1,689,523)
(368,504)	11/6/2020	Citibank NA	(0.26)%	S&P SmallCap 600®	33,454
(1,395,821)	11/8/2021	Credit Suisse International	(0.06)%	S&P SmallCap 600®	(945,377)
(2,005,201)	1/6/2021	Morgan Stanley & Co. International plc	0.54%	S&P SmallCap 600®	(538,771)
(3,858,505)	1/6/2021	Societe Generale	0.24%	S&P SmallCap 600®	(326,531)
(1,575,502)	1/6/2021	UBS AG	(0.01)%	S&P SmallCap 600®	(1,381,218)
(12,504,689)					(4,847,966)
				Total Unrealized Appreciation	33,454
				Total Unrealized Depreciation	(4,881,420)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 85.1%

U.S. Treasury Bonds
6.13%, 11/15/2027	258,800	362,947
5.50%, 8/15/2028	187,000	259,506
5.25%, 11/15/2028	256,000	352,900
5.25%, 2/15/2029	170,000	235,875
6.13%, 8/15/2029	136,000	201,832
6.25%, 5/15/2030	236,000	360,914
U.S. Treasury Notes
2.25%, 11/15/2027	1,693,800	1,904,863
2.75%, 2/15/2028	2,011,500	2,340,726
2.88%, 5/15/2028	2,112,000	2,485,230
2.88%, 8/15/2028	2,176,000	2,569,380
3.13%, 11/15/2028	2,124,000	2,559,088
2.63%, 2/15/2029	2,052,000	2,396,031
2.38%, 5/15/2029	1,742,000	2,003,300
1.63%, 8/15/2029	1,506,000	1,637,775
1.75%, 11/15/2029	1,143,000	1,257,389
1.50%, 2/15/2030	2,320,000	2,500,344
0.63%, 5/15/2030	2,788,000	2,773,624
0.63%, 8/15/2030	1,226,000	1,218,050
TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,023,934)		27,419,774

SHORT-TERM INVESTMENTS - 6.1%

REPURCHASE AGREEMENTS(a) - 6.1%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $1,950,236
(Cost $1,950,233)	1,950,233	1,950,233

Total Investments - 91.2% (Cost $26,974,167)		29,370,007
Other assets less liabilities - 8.8%		2,828,368
Net Assets - 100.0%		32,198,375

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Futures Contracts Purchased
Ultra 7-10 Year Treasury had the following open long futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	6	12/21/2020	USD	$835,500	$835

Swap Agreements
Ultra 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
12,488,043	11/6/2020	Citibank NA	0.01%	ICE U.S. Treasury 7-10 Year Bond Index	(101,252)
23,714,860	1/6/2021	Goldman Sachs International	0.01%	ICE U.S. Treasury 7-10 Year Bond Index	2,696,187
36,202,903					2,594,935
				Total Unrealized Appreciation	2,696,187
				Total Unrealized Depreciation	(101,252)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra 20+ Year Treasury
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 49.1%

U.S. Treasury Bonds
4.25%, 11/15/2040	283,700	440,178
4.75%, 2/15/2041	302,400	498,346
4.38%, 5/15/2041	277,700	438,874
3.75%, 8/15/2041	280,500	411,349
3.13%, 11/15/2041	294,500	397,437
3.13%, 2/15/2042	345,200	466,964
3.00%, 5/15/2042	293,300	389,356
2.75%, 8/15/2042	420,900	538,588
2.75%, 11/15/2042	530,800	678,595
3.13%, 2/15/2043	517,900	700,743
2.88%, 5/15/2043	706,600	921,285
3.63%, 8/15/2043	581,300	847,018
3.75%, 11/15/2043	559,700	830,630
3.63%, 2/15/2044	716,800	1,046,528
3.38%, 5/15/2044	694,900	980,026
3.13%, 8/15/2044	740,800	1,007,372
3.00%, 11/15/2044	705,900	942,376
2.50%, 2/15/2045	781,900	961,554
3.00%, 5/15/2045	690,600	923,947
2.88%, 8/15/2045	690,000	905,948
3.00%, 11/15/2045	513,500	689,414
2.50%, 2/15/2046	738,200	910,812
2.50%, 5/15/2046	729,400	900,809
2.25%, 8/15/2046	764,000	901,938
2.88%, 11/15/2046	682,600	902,419
3.00%, 2/15/2047	774,500	1,047,632
3.00%, 5/15/2047	671,400	909,222
2.75%, 8/15/2047	758,000	984,571
2.75%, 11/15/2047	784,900	1,020,799
3.00%, 2/15/2048	881,900	1,199,246
3.13%, 5/15/2048	938,400	1,305,696
3.00%, 8/15/2048	1,006,600	1,373,301
3.38%, 11/15/2048	1,057,400	1,540,251
3.00%, 2/15/2049	1,070,000	1,464,813
2.88%, 5/15/2049	1,073,300	1,439,480
2.25%, 8/15/2049	1,083,400	1,290,685
2.38%, 11/15/2049	964,000	1,179,243
2.00%, 2/15/2050	1,144,700	1,297,446
1.25%, 5/15/2050	1,315,100	1,249,653
1.38%, 8/15/2050	580,000	569,170
TOTAL U.S. TREASURY OBLIGATIONS (Cost $36,822,023)		36,503,714

SHORT-TERM INVESTMENTS - 38.1%

REPURCHASE AGREEMENTS(a) - 38.1%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $28,266,937
(Cost $28,266,888)	28,266,888	28,266,888

Total Investments - 87.2% (Cost $65,088,911)		64,770,602
Other assets less liabilities - 12.8%		9,511,094
Net Assets - 100.0%		74,281,696

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra 20+ Year Treasury
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury Long Bond	20	12/21/2020	USD	$3,514,375	$18,095

Swap Agreements

Ultra 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
28,359,171	12/7/2020	Bank of America NA	0.06%	ICE U.S. Treasury 20+ Year Bond Index	1,756,003
7,944,077	11/8/2021	Citibank NA	0.01%	ICE U.S. Treasury 20+ Year Bond Index	6,100,518
72,752,503	11/16/2020	Societe Generale	0.26%	ICE U.S. Treasury 20+ Year Bond Index	(1,469,175)
109,055,751					6,387,346
				Total Unrealized Appreciation	7,856,521
				Total Unrealized Depreciation	(1,469,175)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra Basic Materials

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 60.0%

Chemicals - 48.2%
Air Products and Chemicals, Inc.	7,322	2,139,928
Albemarle Corp.	3,525	320,810
Ashland Global Holdings, Inc.	2,004	147,675
Avient Corp.	3,031	77,351
Axalta Coating Systems Ltd.*	6,942	165,567
Cabot Corp.	1,872	69,283
Celanese Corp.	3,920	396,508
CF Industries Holdings, Inc.	7,090	231,347
Chemours Co. (The)	5,444	112,473
Corteva, Inc.	24,811	708,354
Dow, Inc.	24,557	1,108,012
DuPont de Nemours, Inc.	24,327	1,356,473
Eastman Chemical Co.	4,505	329,360
Ecolab, Inc.	8,198	1,615,662
Element Solutions, Inc.*	7,257	78,013
FMC Corp.	4,292	458,643
HB Fuller Co.	1,704	82,082
Huntsman Corp.	6,507	140,681
Ingevity Corp.*	1,366	76,728
International Flavors & Fragrances, Inc.	3,542	438,464
Linde plc	17,411	4,348,222
LyondellBasell Industries NV, Class A	8,523	558,086
Mosaic Co. (The)	11,560	210,739
NewMarket Corp.	239	89,025
Olin Corp.	5,233	58,871
PPG Industries, Inc.	7,822	941,769
RPM International, Inc.	4,293	363,918
Scotts Miracle-Gro Co. (The)	1,306	220,100
Sensient Technologies Corp.	1,404	77,529
Valvoline, Inc.	6,134	125,134
W R Grace & Co.	1,843	75,028
Westlake Chemical Corp.	1,143	67,803
		17,189,638
Metals & Mining - 11.6%
Alcoa Corp.*	6,164	90,118
Allegheny Technologies, Inc.*	4,198	34,969
Arconic Corp.*	3,182	70,799
Carpenter Technology Corp.	1,585	33,332
Commercial Metals Co.	3,948	82,395
Freeport-McMoRan, Inc.	48,137	751,419
Newmont Corp.	26,603	1,789,850
Nucor Corp.	9,983	453,827
Reliance Steel & Aluminum Co.	2,110	221,276
Royal Gold, Inc.	2,175	296,496
Steel Dynamics, Inc.	6,973	205,843
United States Steel Corp.(b)	7,298	57,143
Worthington Industries, Inc.	1,215	50,459
		4,137,926
Oil, Gas & Consumable Fuels - 0.0%(c)
Peabody Energy Corp.	2,397	6,256

Paper & Forest Products - 0.2%
Domtar Corp.	1,830	52,192

TOTAL COMMON STOCKS (Cost $21,834,605)		21,386,012

SECURITIES LENDING REINVESTMENTS(d) - 0.0%(c)

INVESTMENT COMPANIES - 0.0%(c)
BlackRock Liquidity FedFund, Institutional Class
0.01% (Cost $2,261)	2,261	2,261

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 21.2%

REPURCHASE AGREEMENTS(e) - 21.2%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $7,570,804
(Cost $7,570,792)	7,570,792	7,570,792

Total Investments - 81.2% (Cost $29,407,658)		28,959,065
Other assets less liabilities - 18.8%		6,695,147
Net Assets - 100.0%		35,654,212

Ultra Basic Materials

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,245,890.
(b)	The security or a portion of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $39,283, collateralized in the form of cash with a value of $2,261 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $38,687 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.88%, and maturity dates ranging from September 10, 2020 – February 15, 2049; a total value of $40,948.
(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at August 31, 2020. The total value of securities purchased was $2,261.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Basic Materials had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
8,312,069	12/7/2020	Bank of America NA	0.41%	Dow Jones U.S. Basic MaterialsSM Index	(419,571)
11,233,557	12/7/2020	Bank of America NA	0.46%	iShares® U.S. Basic Materials ETF	1,336,757
4,806,194	11/6/2020	Citibank NA	0.41%	Dow Jones U.S. Basic MaterialsSM Index	271,055
8,939,545	11/8/2021	Credit Suisse International	0.46%	Dow Jones U.S. Basic MaterialsSM Index	1,583,351
401,288	12/7/2020	Goldman Sachs International	0.61%	Dow Jones U.S. Basic MaterialsSM Index	21,996
3,672,810	12/7/2020	Goldman Sachs International	0.14%	iShares® U.S. Basic Materials ETF	225,349
282,836	1/6/2021	Morgan Stanley & Co. International plc	0.17%	Dow Jones U.S. Basic MaterialsSM Index	12,872
724,193	1/6/2021	Morgan Stanley & Co. International plc	0.36%	iShares® U.S. Basic Materials ETF	34,781
5,967,352	1/6/2021	Societe Generale	0.66%	Dow Jones U.S. Basic MaterialsSM Index	(1,569,086)
5,592,252	11/8/2021	UBS AG	0.51%	Dow Jones U.S. Basic MaterialsSM Index	(1,056,739)
49,932,096					440,765
				Total Unrealized Appreciation	3,486,161
				Total Unrealized Depreciation	(3,045,396)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Communication Services Select Sector

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 62.6%

Diversified Telecommunication Services - 5.6%
AT&T, Inc.	2,753	82,067
CenturyLink, Inc.	2,195	23,596
Verizon Communications, Inc.	1,506	89,261
		194,924
Entertainment - 12.6%
Activision Blizzard, Inc.	1,091	91,121
Electronic Arts, Inc.*	641	89,400
Live Nation Entertainment, Inc.*	316	17,949
Netflix, Inc.*	184	97,439
Take-Two Interactive Software, Inc.*	253	43,311
Walt Disney Co. (The)*	738	97,320
		436,540
Interactive Media & Services - 31.3%
Alphabet, Inc., Class A*	153	249,318
Alphabet, Inc., Class C*	149	243,493
Facebook, Inc., Class A*	1,782	522,481
Twitter, Inc.*	1,743	70,731
		1,086,023
Media - 10.4%
Charter Communications, Inc., Class A*	162	99,729
Comcast Corp., Class A	2,114	94,728
Discovery, Inc., Class A*	356	7,855
Discovery, Inc., Class C*	703	14,039
DISH Network Corp., Class A*	571	20,282
Fox Corp., Class A	761	21,201
Fox Corp., Class B	354	9,841
Interpublic Group of Cos., Inc. (The)	866	15,380
News Corp., Class A	864	13,064
News Corp., Class B	271	4,084
Omnicom Group, Inc.	476	25,747
ViacomCBS, Inc.	1,201	33,448
		359,398
Wireless Telecommunication Services - 2.7%
T-Mobile US, Inc.*	794	92,644

TOTAL COMMON STOCKS (Cost $1,565,096)		2,169,529

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 5.4%

REPURCHASE AGREEMENTS(b) - 5.4%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $185,594 (Cost $185,594)	185,594	185,594

Total Investments - 68.0% (Cost $1,750,690)		2,355,123
Other assets less liabilities - 32.0%		1,106,300
Net Assets - 100.0%		3,461,423

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $556,679.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Communication Services Select Sector

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Swap Agreements

Ultra Communication Services Select Sector had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
1,956,068	11/8/2021	BNP Paribas SA	0.66%	Communication Services Select Sector Index[c]	481,843
1,395,159	2/8/2021	Goldman Sachs International	0.61%	Communication Services Select Sector Index[c]	95,284
108,873	11/6/2020	Societe Generale	0.61%	Communication Services Select Sector Index[c]	281
1,292,573	12/7/2020	UBS AG	0.51%	Communication Services Select Sector Index[c]	297,332
4,752,673					874,740
				Total Unrealized Appreciation	874,740

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra Consumer Goods

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 55.1%

Auto Components - 1.2%
Adient plc*	202	3,503
Aptiv plc	620	53,395
Autoliv, Inc.	182	14,258
BorgWarner, Inc.	480	19,483
Dana, Inc.	334	4,659
Gentex Corp.	567	15,337
Goodyear Tire & Rubber Co. (The)	538	5,162
Lear Corp.	126	14,355
Veoneer, Inc.*(b)	232	3,220
		133,372
Automobiles - 8.9%
Ford Motor Co.*	9,045	61,687
General Motors Co.	2,916	86,401
Harley-Davidson, Inc.	355	9,837
Tesla, Inc.*	1,695	844,653
Thor Industries, Inc.	128	12,087
		1,014,665
Beverages - 10.0%
Boston Beer Co., Inc. (The), Class A*	23	20,286
Brown-Forman Corp., Class B	422	30,878
Coca-Cola Co. (The)	8,948	443,194
Constellation Brands, Inc., Class A	389	71,763
Keurig Dr Pepper, Inc.	1,074	32,037
Molson Coors Beverage Co., Class B	435	16,373
Monster Beverage Corp.*	865	72,539
National Beverage Corp.*(b)	27	2,196
PepsiCo, Inc.	3,212	449,873
		1,139,139
Commercial Services & Supplies - 0.0%(c)
Herman Miller, Inc.	135	3,217

Distributors - 0.5%
Genuine Parts Co.	334	31,543
Pool Corp.	92	30,161
		61,704
Diversified Financial Services - 0.1%
Jefferies Financial Group, Inc.	522	9,156

Entertainment - 2.7%
Activision Blizzard, Inc.	1,784	149,000
Electronic Arts, Inc.*	668	93,166
Take-Two Interactive Software, Inc.*	264	45,194
Zynga, Inc., Class A*	2,212	20,041
		307,401
Food & Staples Retailing - 0.2%
Performance Food Group Co.*	306	11,172
US Foods Holding Corp.*	509	12,394
		23,566
Food Products - 7.2%
Archer-Daniels-Midland Co.	1,286	57,561
Beyond Meat, Inc.*	25	3,396
Bunge Ltd.	330	15,055
Campbell Soup Co.	392	20,623
Conagra Brands, Inc.	1,128	43,270
Darling Ingredients, Inc.*	380	12,149
Flowers Foods, Inc.	446	10,909
General Mills, Inc.	1,403	89,722
Hain Celestial Group, Inc. (The)*	182	5,968
Hershey Co. (The)	341	50,686
Hormel Foods Corp.	649	33,086
Ingredion, Inc.	154	12,388
J M Smucker Co. (The)	264	31,727
Kellogg Co.	579	41,057
Kraft Heinz Co. (The)	1,443	50,563
Lamb Weston Holdings, Inc.	339	21,306
Lancaster Colony Corp.	46	8,175
McCormick & Co., Inc. (Non-Voting)	287	59,179
Mondelez International, Inc., Class A	3,304	193,020
Pilgrim's Pride Corp.*	120	1,920
Post Holdings, Inc.*	149	13,115
Seaboard Corp.	1	2,683
TreeHouse Foods, Inc.*	131	5,608
Tyson Foods, Inc., Class A	681	42,767
		825,933
Household Durables - 2.3%
DR Horton, Inc.	767	54,741
Helen of Troy Ltd.*	58	11,996
Leggett & Platt, Inc.	306	12,546
Lennar Corp., Class A	636	47,585
Lennar Corp., Class B	35	2,075
Mohawk Industries, Inc.*	138	12,741
Newell Brands, Inc.	883	14,110
NVR, Inc.*	8	33,347
PulteGroup, Inc.	584	26,041
Tempur Sealy International, Inc.*	100	8,554
Toll Brothers, Inc.	268	11,315
Whirlpool Corp.	144	25,592
		260,643
Household Products - 10.6%
Church & Dwight Co., Inc.	569	54,527
Clorox Co. (The)	289	64,591
Colgate-Palmolive Co.	1,984	157,252
Energizer Holdings, Inc.	148	6,851
Kimberly-Clark Corp.	788	124,315
Procter & Gamble Co. (The)	5,732	792,909
Reynolds Consumer Products, Inc.	112	3,722
Spectrum Brands Holdings, Inc.	95	5,662
		1,209,829
Leisure Products - 0.5%
Brunswick Corp.	183	11,326
Hasbro, Inc.	296	23,366
Mattel, Inc.*(b)	803	8,628
Peloton Interactive, Inc., Class A*	58	4,447
Polaris, Inc.	133	13,439
		61,206
Machinery - 0.5%
Stanley Black & Decker, Inc.	356	57,423

Personal Products - 1.2%
Coty, Inc., Class A	689	2,467
Estee Lauder Cos., Inc. (The), Class A	521	115,516
Herbalife Nutrition Ltd.*	215	10,567
Nu Skin Enterprises, Inc., Class A	120	5,672
		134,222
Textiles, Apparel & Luxury Goods - 5.0%
Capri Holdings Ltd.*	346	5,481

Ultra Consumer Goods

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Carter's, Inc.	101	8,042
Columbia Sportswear Co.	66	5,648
Deckers Outdoor Corp.*	65	13,251
Hanesbrands, Inc.	806	12,324
Levi Strauss & Co., Class A	95	1,170
Lululemon Athletica, Inc.*	264	99,177
NIKE, Inc., Class B	2,871	321,236
PVH Corp.	164	9,145
Ralph Lauren Corp.	111	7,640
Skechers USA, Inc., Class A*	316	9,433
Steven Madden Ltd.	178	3,766
Tapestry, Inc.	639	9,412
Under Armour, Inc., Class A*	436	4,277
Under Armour, Inc., Class C*	455	4,027
VF Corp.	739	48,589
Wolverine World Wide, Inc.	188	4,696
		567,314
Tobacco - 4.2%
Altria Group, Inc.	4,302	188,169
Philip Morris International, Inc.	3,606	287,723
		475,892
TOTAL COMMON STOCKS (Cost $5,781,224)		6,284,682

SECURITIES LENDING REINVESTMENTS(d) - 0.0%(c)

INVESTMENT COMPANIES - 0.0%(c)
BlackRock Liquidity FedFund, Institutional Class 0.01% (Cost $2,379)	2,379	2,379

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 19.3%

REPURCHASE AGREEMENTS(e) - 19.3%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $2,201,668 (Cost $2,201,662)	2,201,662	2,201,662

Total Investments - 74.4% (Cost $7,985,265)		8,488,723
Other assets less liabilities - 25.6%		2,915,742
Net Assets - 100.0%		11,404,465

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,764,925.
(b)	The security or a portion of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $3,537, collateralized in the form of cash with a value of $2,379 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,430 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 4.63%, and maturity dates ranging from September 10, 2020 – May 15, 2050; a total value of $3,809.
(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at August 31, 2020. The total value of securities purchased was $2,379.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Consumer Goods

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Swap Agreements

Ultra Consumer Goods had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
2,142,010	11/13/2020	Bank of America NA	0.41%	Dow Jones U.S. Consumer GoodsSM Index	78,761
3,883,588	12/7/2020	Bank of America NA	0.16%	iShares® U.S. Consumer Goods ETF	599,070
197,385	1/20/2021	Citibank NA	0.41%	Dow Jones U.S. Consumer GoodsSM Index	36,159
332,072	11/8/2021	Credit Suisse International	0.46%	Dow Jones U.S. Consumer GoodsSM Index	22,376
486,110	12/7/2020	Goldman Sachs International	0.61%	Dow Jones U.S. Consumer GoodsSM Index	99,691
472,177	1/6/2021	Morgan Stanley & Co. International plc	0.66%	Dow Jones U.S. Consumer GoodsSM Index	48,408
1,484,887	1/6/2021	Morgan Stanley & Co. International plc	0.26%	iShares® U.S. Consumer Goods ETF	188,087
1,936,207	12/7/2020	Societe Generale	0.66%	Dow Jones U.S. Consumer GoodsSM Index	39,960
5,652,186	11/8/2021	UBS AG	0.51%	Dow Jones U.S. Consumer GoodsSM Index	1,013,066
16,586,622					2,125,578
				Total Unrealized Appreciation	2,125,578

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Consumer Services

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 57.2%

Airlines - 0.8%
Alaska Air Group, Inc.	402	15,658
Allegiant Travel Co.	43	5,530
American Airlines Group, Inc.(b)	1,628	21,246
Delta Air Lines, Inc.	1,860	57,381
JetBlue Airways Corp.*	883	10,172
Southwest Airlines Co.	1,757	66,028
Spirit Airlines, Inc.*(b)	290	5,185
United Airlines Holdings, Inc.*	827	29,772
		210,972
Commercial Services & Supplies - 0.5%
Copart, Inc.*	677	69,948
IAA, Inc.*	439	22,968
KAR Auction Services, Inc.	423	7,335
Rollins, Inc.	462	25,475
		125,726
Distributors - 0.1%
LKQ Corp.*	996	31,613

Diversified Consumer Services - 0.5%
Adtalem Global Education, Inc.*	170	5,644
Bright Horizons Family Solutions, Inc.*	191	25,405
Chegg, Inc.*	385	28,390
frontdoor, Inc.*	280	12,200
Graham Holdings Co., Class B	14	5,991
Grand Canyon Education, Inc.*	155	14,576
H&R Block, Inc.	631	9,149
Service Corp. International	584	26,660
ServiceMaster Global Holdings, Inc.*	432	17,237
		145,252
Entertainment - 6.3%
Cinemark Holdings, Inc.	351	5,142
Liberty Media Corp.-Liberty Formula One, Class A*	85	3,075
Liberty Media Corp.-Liberty Formula One, Class C*	667	26,000
Lions Gate Entertainment Corp., Class A*	184	1,792
Lions Gate Entertainment Corp., Class B*	358	3,243
Live Nation Entertainment, Inc.*	465	26,412
Madison Square Garden Entertainment Corp.*	57	4,285
Madison Square Garden Sports Corp., Class A*	57	9,348
Netflix, Inc.*	1,441	763,096
Roku, Inc.*	300	52,044
Walt Disney Co. (The)*	5,919	780,539
Warner Music Group Corp., Class A	252	7,474
World Wrestling Entertainment, Inc., Class A	152	6,699
		1,689,149
Food & Staples Retailing - 5.4%
Casey's General Stores, Inc.	121	21,520
Costco Wholesale Corp.	1,446	502,716
Kroger Co. (The)	2,576	91,912
Sprouts Farmers Market, Inc.*	386	9,013
Sysco Corp.	1,664	100,073
Walgreens Boots Alliance, Inc.	2,415	91,818
Walmart, Inc.	4,639	644,125
		1,461,177
Health Care Providers & Services - 0.4%
AmerisourceBergen Corp.	486	47,157
Cardinal Health, Inc.	957	48,577
		95,734
Hotels, Restaurants & Leisure - 6.5%
Aramark	828	22,820
Boyd Gaming Corp.	262	7,016
Carnival Corp.	1,552	25,577
Cheesecake Factory, Inc. (The)(b)	137	4,046
Chipotle Mexican Grill, Inc.*	84	110,063
Choice Hotels International, Inc.	103	10,227
Churchill Downs, Inc.	115	20,097
Cracker Barrel Old Country Store, Inc.	78	10,429
Darden Restaurants, Inc.	425	36,835
Domino's Pizza, Inc.	128	52,347
Dunkin' Brands Group, Inc.	269	20,466
Extended Stay America, Inc.	581	7,257
Hilton Grand Vacations, Inc.*	278	6,091
Hilton Worldwide Holdings, Inc.	908	82,047
Hyatt Hotels Corp., Class A	117	6,609
Las Vegas Sands Corp.	1,101	55,832
Marriott International, Inc., Class A	882	90,767
Marriott Vacations Worldwide Corp.	120	11,360
McDonald's Corp.	2,436	520,135
MGM Resorts International	1,616	36,360
Norwegian Cruise Line Holdings Ltd.*(b)	840	14,372
Planet Fitness, Inc., Class A*	262	15,927
Royal Caribbean Cruises Ltd.	563	38,757
Six Flags Entertainment Corp.	258	5,606
Starbucks Corp.	3,827	323,267
Texas Roadhouse, Inc.	213	13,417
Vail Resorts, Inc.	132	28,732
Wendy's Co. (The)	584	12,229
Wyndham Destinations, Inc.	279	8,088
Wyndham Hotels & Resorts, Inc.	305	15,970
Wynn Resorts Ltd.	318	27,809
Yum! Brands, Inc.	986	94,508
		1,735,063
Interactive Media & Services - 0.1%
Pinterest, Inc., Class A*	370	13,612
TripAdvisor, Inc.	330	7,712
Yelp, Inc.*	214	4,948
		26,272
Internet & Direct Marketing Retail - 19.1%
Amazon.com, Inc.*	1,373	4,738,167
Booking Holdings, Inc.*	134	256,000
Expedia Group, Inc.	444	43,579
Qurate Retail, Inc., Series A*	1,269	14,023
Wayfair, Inc., Class A*	222	65,836
		5,117,605
IT Services - 0.0%(c)
LiveRamp Holdings, Inc.*	214	11,950

Media - 5.5%
Altice USA, Inc., Class A*	891	24,574
AMC Networks, Inc., Class A*	133	3,231

Ultra Consumer Services

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Cable One, Inc.	17	31,286
Charter Communications, Inc., Class A*	494	304,111
Comcast Corp., Class A	14,922	668,655
Discovery, Inc., Class A*	524	11,562
Discovery, Inc., Class C*	1,037	20,709
DISH Network Corp., Class A*	842	29,908
Fox Corp., Class A	1,123	31,287
Fox Corp., Class B	522	14,512
Interpublic Group of Cos., Inc. (The)	1,276	22,662
John Wiley & Sons, Inc., Class A	143	4,526
Liberty Broadband Corp., Class A*	80	11,055
Liberty Broadband Corp., Class C*	501	70,185
Liberty Media Corp.-Liberty SiriusXM, Class A*	273	9,913
Liberty Media Corp.-Liberty SiriusXM, Class C*	548	19,725
Meredith Corp.	132	1,848
New York Times Co. (The), Class A	473	20,495
News Corp., Class A	1,274	19,263
News Corp., Class B	399	6,013
Nexstar Media Group, Inc., Class A	148	14,209
Omnicom Group, Inc.	702	37,971
Sinclair Broadcast Group, Inc., Class A(b)	182	3,787
Sirius XM Holdings, Inc.	4,448	26,110
TEGNA, Inc.	716	8,964
ViacomCBS, Inc.	1,770	49,294
		1,465,855
Multiline Retail - 2.0%
Dollar General Corp.	825	166,551
Dollar Tree, Inc.*	777	74,802
Kohl's Corp.	517	11,043
Macy's, Inc.(b)	1,015	7,074
Nordstrom, Inc.(b)	355	5,680
Ollie's Bargain Outlet Holdings, Inc.*	185	17,675
Target Corp.	1,638	247,682
		530,507
Professional Services - 0.4%
IHS Markit Ltd.	1,307	104,455

Road & Rail - 0.2%
AMERCO	26	9,227
Avis Budget Group, Inc.*	175	5,969
Lyft, Inc., Class A*	693	20,561
Uber Technologies, Inc.*	682	22,936
		58,693
Specialty Retail - 9.4%
Aaron's, Inc.	221	12,352
Advance Auto Parts, Inc.	226	35,326
American Eagle Outfitters, Inc.	510	6,431
AutoNation, Inc.*	189	10,746
AutoZone, Inc.*	76	90,920
Best Buy Co., Inc.	745	82,628
Burlington Stores, Inc.*	215	42,340
CarMax, Inc.*	533	56,994
Carvana Co.*	181	39,089
Dick's Sporting Goods, Inc.	213	11,528
Five Below, Inc.*(b)	183	20,029
Floor & Decor Holdings, Inc., Class A*	231	16,918
Foot Locker, Inc.	341	10,342
Gap, Inc. (The)	697	12,121
Home Depot, Inc. (The)	3,524	1,004,481
L Brands, Inc.	765	22,491
Lithia Motors, Inc., Class A	73	18,174
Lowe's Cos., Inc.	2,474	407,443
Murphy USA, Inc.*	90	12,137
National Vision Holdings, Inc.*	263	9,881
O'Reilly Automotive, Inc.*	243	113,148
Penske Automotive Group, Inc.	108	5,094
Ross Stores, Inc.*	1,164	106,017
Tiffany & Co.	358	43,855
TJX Cos., Inc. (The)	3,925	215,051
Tractor Supply Co.	379	56,407
Ulta Beauty, Inc.*	184	42,721
Urban Outfitters, Inc.*	231	5,438
Williams-Sonoma, Inc.	255	22,379
		2,532,481
Trading Companies & Distributors - 0.0%(c)
Beacon Roofing Supply, Inc.*	226	7,659

TOTAL COMMON STOCKS (Cost $12,988,141)		15,350,163

SECURITIES LENDING REINVESTMENTS(d) - 0.2%

INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity FedFund, Institutional Class
0.01% (Cost $53,900)	53,900	53,900

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 15.0%

REPURCHASE AGREEMENTS(e) - 15.0%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $4,039,321
(Cost $4,039,313)	4,039,313	4,039,313

Total Investments - 72.4% (Cost $17,081,354)		19,443,376
Other assets less liabilities - 27.6%		7,425,417
Net Assets - 100.0%		26,868,793

Ultra Consumer Services

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,746,341.
(b)	The security or a portion of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $59,160, collateralized in the form of cash with a value of $53,900 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $8,898 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.88%, and maturity dates ranging from September 10, 2020 – February 15, 2049; a total value of $62,798.
(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at August 31, 2020. The total value of securities purchased was $53,900.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Consumer Services had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
6,738,049	12/7/2020	Bank of America NA	0.46%	Dow Jones U.S. Consumer ServicesSM Index	621,107
3,868,722	12/7/2020	BNP Paribas SA	0.61%	Dow Jones U.S. Consumer ServicesSM Index	480,108
2,371,107	1/20/2021	Citibank NA	0.41%	Dow Jones U.S. Consumer ServicesSM Index	482,317
2,084,536	11/8/2021	Credit Suisse International	0.46%	Dow Jones U.S. Consumer ServicesSM Index	(683,043)
2,481,328	12/7/2020	Goldman Sachs International	0.61%	Dow Jones U.S. Consumer ServicesSM Index	488,639
1,452,148	1/6/2021	Morgan Stanley & Co. International plc	0.76%	Dow Jones U.S. Consumer ServicesSM Index	268,525
11,436,703	1/6/2021	Societe Generale	0.66%	Dow Jones U.S. Consumer ServicesSM Index	1,950,903
8,041,927	11/8/2021	UBS AG	0.51%	Dow Jones U.S. Consumer ServicesSM Index	1,769,108
38,474,520					5,377,664
				Total Unrealized Appreciation	6,060,707
				Total Unrealized Depreciation	(683,043)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Dow30SM

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 70.5%

Aerospace & Defense - 2.8%
Boeing Co. (The)	64,231	11,036,170

Banks - 1.7%
JPMorgan Chase & Co.	64,231	6,435,304

Beverages - 0.8%
Coca-Cola Co. (The)	64,231	3,181,361

Biotechnology - 4.2%
Amgen, Inc.	64,231	16,270,997

Capital Markets - 2.8%
Goldman Sachs Group, Inc. (The)	54,007	11,064,414

Chemicals - 0.8%
Dow, Inc.	64,231	2,898,103

Communications Equipment - 0.7%
Cisco Systems, Inc.	64,231	2,711,833

Consumer Finance - 1.7%
American Express Co.	64,231	6,525,227

Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	64,231	3,806,971

Entertainment - 2.2%
Walt Disney Co. (The)*	64,231	8,470,142

Food & Staples Retailing - 2.9%
Walgreens Boots Alliance, Inc.	64,231	2,442,063
Walmart, Inc.	64,231	8,918,474
		11,360,537
Health Care Providers & Services - 5.1%
UnitedHealth Group, Inc.	64,231	20,075,399

Hotels, Restaurants & Leisure - 3.5%
McDonald's Corp.	64,231	13,714,603

Household Products - 2.3%
Procter & Gamble Co. (The)	64,231	8,885,074

Industrial Conglomerates - 5.4%
3M Co.	64,231	10,470,938
Honeywell International, Inc.	64,231	10,633,442
		21,104,380
Insurance - 1.9%
Travelers Cos., Inc. (The)	64,231	7,453,365

IT Services - 5.5%
International Business Machines Corp.	64,231	7,920,324
Visa, Inc., Class A	64,231	13,616,330
		21,536,654
Machinery - 2.3%
Caterpillar, Inc.	64,231	9,140,714
Oil, Gas & Consumable Fuels - 1.4%
Chevron Corp.	64,231	5,390,908

Pharmaceuticals - 3.9%
Johnson & Johnson	64,231	9,853,678
Merck & Co., Inc.	64,231	5,476,977
		15,330,655
Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp.	64,231	3,272,570

Software - 8.2%
Microsoft Corp.	64,231	14,486,018
salesforce.com, Inc.*	64,231	17,512,582
		31,998,600
Specialty Retail - 4.7%
Home Depot, Inc. (The)	64,231	18,308,405

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	64,232	8,288,497

Textiles, Apparel & Luxury Goods - 1.8%
NIKE, Inc., Class B	64,231	7,186,807

TOTAL COMMON STOCKS (Cost $271,540,002)		275,447,690

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 24.0%

REPURCHASE AGREEMENTS(b) - 24.0%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $93,769,545 (Cost $93,769,379)	93,769,379	93,769,379

Total Investments - 94.5% (Cost $365,309,381)		369,217,069
Other assets less liabilities - 5.5%		21,600,157
Net Assets - 100.0%		390,817,226

Ultra Dow30SM

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $99,194,955.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Dow30SM

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Futures Contracts Purchased
Ultra Dow30SM had the following open long futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	276	9/18/2020	USD	$39,145,080	$3,344,767

Swap Agreements
Ultra Dow30SM had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
33,186,113	12/7/2020	Bank of America NA	0.09%	Dow Jones Industrial AverageSM	(1,723,187)
39,205,039	11/6/2020	BNP Paribas SA	0.71%	Dow Jones Industrial AverageSM	(498,328)
7,022,222	1/20/2021	Citibank NA	0.41%	Dow Jones Industrial AverageSM	(24,491,642)
104,480,434	11/8/2021	Credit Suisse International	0.41%	Dow Jones Industrial AverageSM	9,061,889
58,124,413	11/6/2020	Goldman Sachs International	0.61%	Dow Jones Industrial AverageSM	12,227,250
77,420,365	11/8/2021	Goldman Sachs International	0.46%	SPDR® Dow Jones Industrial AverageSM ETF Trust	3,927,916
44,458,027	1/6/2021	Morgan Stanley & Co. International plc	0.54%	SPDR® Dow Jones Industrial AverageSM ETF Trust	4,425,863
50,207,468	1/6/2021	Societe Generale	0.21%	Dow Jones Industrial AverageSM	1,859,726
52,931,835	11/6/2020	UBS AG	0.66%	Dow Jones Industrial AverageSM	(2,055,413)
467,035,916					2,734,074
				Total Unrealized Appreciation	31,502,644
				Total Unrealized Depreciation	(28,768,570)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra Financials
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 68.6%

Banks - 14.8%
Associated Banc-Corp.	10,474	140,771
BancorpSouth Bank	6,632	143,119
Bank of America Corp.	532,545	13,707,708
Bank of Hawaii Corp.	2,730	150,259
Bank OZK	8,243	189,919
BankUnited, Inc.	6,299	147,271
BOK Financial Corp.	2,157	121,094
Cathay General Bancorp	5,155	127,277
CIT Group, Inc.	6,707	131,927
Citigroup, Inc.	141,988	7,258,427
Citizens Financial Group, Inc.	29,096	752,714
Comerica, Inc.	9,482	374,823
Commerce Bancshares, Inc.	6,849	407,995
Cullen/Frost Bankers, Inc.	3,883	269,713
East West Bancorp, Inc.	9,652	355,001
Fifth Third Bancorp	48,556	1,003,167
First Citizens BancShares, Inc., Class A	535	210,335
First Financial Bankshares, Inc.	9,689	293,334
First Hawaiian, Inc.	8,855	146,373
First Horizon National Corp.	37,731	360,331
First Republic Bank	11,695	1,320,482
FNB Corp.	22,035	165,263
Fulton Financial Corp.	11,034	107,913
Glacier Bancorp, Inc.	6,054	212,405
Hancock Whitney Corp.	5,882	117,699
Home BancShares, Inc.	10,476	169,816
Huntington Bancshares, Inc.	69,173	650,918
International Bancshares Corp.	3,799	119,972
Investors Bancorp, Inc.	13,821	107,113
JPMorgan Chase & Co.	207,839	20,823,389
KeyCorp	66,528	819,625
M&T Bank Corp.	8,748	903,318
PacWest Bancorp	7,946	151,610
People's United Financial, Inc.	28,965	306,450
Pinnacle Financial Partners, Inc.	4,861	194,197
PNC Financial Services Group, Inc. (The)	28,937	3,217,794
Popular, Inc.	6,013	222,722
Prosperity Bancshares, Inc.	6,314	344,239
Regions Financial Corp.	65,215	753,885
Signature Bank	3,648	353,965
Sterling Bancorp	13,247	154,592
SVB Financial Group*	3,513	897,150
Synovus Financial Corp.	10,051	219,815
TCF Financial Corp.	10,375	278,880
Texas Capital Bancshares, Inc.*	3,602	116,669
Truist Financial Corp.	91,879	3,565,824
Trustmark Corp.	4,323	101,504
UMB Financial Corp.	2,888	155,143
Umpqua Holdings Corp.	15,021	169,437
United Bankshares, Inc.	8,673	226,712
US Bancorp	93,491	3,403,072
Valley National Bancorp	26,714	200,622
Webster Financial Corp.	6,149	169,098
Wells Fargo & Co.	254,519	6,146,634
Western Alliance Bancorp	6,326	223,308
Wintrust Financial Corp.	3,929	170,990
Zions Bancorp NA	11,177	359,452
		73,913,235
Capital Markets - 11.6%
Affiliated Managers Group, Inc.	3,221	221,122
Ameriprise Financial, Inc.	8,344	1,308,339
Bank of New York Mellon Corp. (The)	54,952	2,032,125
BlackRock, Inc.	10,521	6,251,473
Blackstone Group, Inc. (The), Class A	45,691	2,419,338
Cboe Global Markets, Inc.	7,486	687,140
Charles Schwab Corp. (The)	78,150	2,776,669
CME Group, Inc.	24,457	4,301,253
E*TRADE Financial Corp.	15,076	815,612
Eaton Vance Corp.	7,770	318,725
Evercore, Inc., Class A	2,765	171,098
FactSet Research Systems, Inc.	2,582	904,733
Federated Hermes, Inc., Class B	6,538	156,324
Franklin Resources, Inc.	18,919	398,434
Goldman Sachs Group, Inc. (The)	21,110	4,324,806
Interactive Brokers Group, Inc., Class A	5,235	277,560
Intercontinental Exchange, Inc.	37,325	3,965,035
Invesco Ltd.	25,665	261,783
Janus Henderson Group plc	10,468	216,897
Lazard Ltd., Class A	7,693	243,637
LPL Financial Holdings, Inc.	5,381	442,103
MarketAxess Holdings, Inc.	2,585	1,256,155
Moody's Corp.	10,996	3,239,861
Morgan Stanley	81,673	4,268,231
Morningstar, Inc.	1,399	224,050
MSCI, Inc.	5,801	2,165,339
Nasdaq, Inc.	7,830	1,052,509
Northern Trust Corp.	14,189	1,161,937
Raymond James Financial, Inc.	8,320	629,990
S&P Global, Inc.	16,431	6,020,647
SEI Investments Co.	8,474	443,699
State Street Corp.	24,005	1,634,500
Stifel Financial Corp.	4,672	236,917
T. Rowe Price Group, Inc.	15,515	2,159,843
TD Ameritrade Holding Corp.	18,078	693,834
Tradeweb Markets, Inc., Class A	5,265	301,632
Virtu Financial, Inc., Class A	5,420	139,999
		58,123,349
Consumer Finance - 2.1%
Ally Financial, Inc.	25,437	581,999
American Express Co.	45,021	4,573,683
Capital One Financial Corp.	31,054	2,143,658
Credit Acceptance Corp.*(b)	893	345,412
Discover Financial Services	20,887	1,108,682
FirstCash, Inc.	2,827	168,913
Green Dot Corp., Class A*	3,321	172,891
LendingTree, Inc.*(b)	528	163,120
Navient Corp.	11,631	105,726
OneMain Holdings, Inc.	5,131	149,210
Santander Consumer USA Holdings, Inc.	6,570	113,070
SLM Corp.	25,582	195,446
Synchrony Financial	36,613	908,369
		10,730,179
Diversified Financial Services - 6.0%
Berkshire Hathaway, Inc., Class B*	132,592	28,910,359
Equitable Holdings, Inc.	27,656	586,031

Ultra Financials
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Voya Financial, Inc.	8,606	446,737
		29,943,127
Equity Real Estate Investment Trusts (REITs) - 14.2%
Acadia Realty Trust	5,869	66,554
Alexandria Real Estate Equities, Inc.	8,606	1,449,078
American Campus Communities, Inc.	9,384	318,118
American Homes 4 Rent, Class A	17,410	498,622
American Tower Corp.	30,237	7,533,548
Americold Realty Trust	13,663	523,976
Apartment Investment and Management Co., Class A	10,157	365,957
Apple Hospitality REIT, Inc.	14,312	145,553
AvalonBay Communities, Inc.	9,598	1,517,060
Boston Properties, Inc.	9,856	856,191
Brandywine Realty Trust	11,627	129,408
Brixmor Property Group, Inc.	20,221	238,608
Camden Property Trust	6,644	604,205
Colony Capital, Inc.*	32,817	88,934
Columbia Property Trust, Inc.	7,801	92,052
CoreCivic, Inc.	8,160	75,970
CoreSite Realty Corp.	2,749	336,615
Corporate Office Properties Trust	7,651	188,521
Cousins Properties, Inc.	10,131	302,410
Crown Castle International Corp.	28,424	4,640,218
CubeSmart	13,205	417,542
CyrusOne, Inc.	7,857	656,295
DiamondRock Hospitality Co.	13,589	72,022
Digital Realty Trust, Inc.	18,301	2,848,551
Diversified Healthcare Trust	16,226	61,659
Douglas Emmett, Inc.	11,242	313,877
Duke Realty Corp.	25,125	968,569
EastGroup Properties, Inc.	2,663	354,605
EPR Properties	5,283	170,694
Equinix, Inc.	6,039	4,769,481
Equity Commonwealth	8,287	260,129
Equity LifeStyle Properties, Inc.	12,426	823,719
Equity Residential	23,858	1,346,784
Essex Property Trust, Inc.	4,461	965,851
Extra Space Storage, Inc.	8,806	938,279
Federal Realty Investment Trust	4,798	380,193
First Industrial Realty Trust, Inc.	8,675	369,989
Gaming and Leisure Properties, Inc.	14,093	512,281
GEO Group, Inc. (The)	8,277	92,371
Healthcare Realty Trust, Inc.	9,203	265,507
Healthcare Trust of America, Inc., Class A	14,900	393,211
Healthpeak Properties, Inc.	36,712	1,014,720
Highwoods Properties, Inc.	7,089	264,136
Host Hotels & Resorts, Inc.	48,062	539,736
Hudson Pacific Properties, Inc.	10,455	245,483
Invitation Homes, Inc.	37,085	1,061,744
Iron Mountain, Inc.	19,634	590,787
JBG SMITH Properties	8,016	221,803
Kilroy Realty Corp.	7,221	422,573
Kimco Realty Corp.	29,498	353,681
Lamar Advertising Co., Class A	5,886	407,488
Lexington Realty Trust	18,840	214,211
Life Storage, Inc.	3,198	337,165
Macerich Co. (The)(b)	7,931	62,893
Mack-Cali Realty Corp.	6,180	78,053
Medical Properties Trust, Inc.	36,035	669,530
Mid-America Apartment Communities, Inc.	7,797	913,185
National Health Investors, Inc.	3,046	189,613
National Retail Properties, Inc.	11,730	415,711
Omega Healthcare Investors, Inc.	15,470	479,106
Outfront Media, Inc.	9,846	166,693
Paramount Group, Inc.	13,009	96,267
Park Hotels & Resorts, Inc.	16,069	152,495
Pebblebrook Hotel Trust	8,918	112,545
Physicians Realty Trust	13,816	250,760
Piedmont Office Realty Trust, Inc., Class A	8,590	131,513
PotlatchDeltic Corp.	4,566	210,219
Prologis, Inc.	50,392	5,132,929
PS Business Parks, Inc.	1,370	172,894
Public Storage	10,253	2,177,737
Rayonier, Inc.	9,446	276,579
Realty Income Corp.	23,422	1,452,867
Regency Centers Corp.	11,572	459,524
Retail Properties of America, Inc., Class A	14,604	92,151
Rexford Industrial Realty, Inc.	8,369	401,545
RLJ Lodging Trust	11,261	106,304
Ryman Hospitality Properties, Inc.	3,751	143,138
Sabra Health Care REIT, Inc.	14,020	207,917
SBA Communications Corp.	7,612	2,329,805
Service Properties Trust	11,208	92,018
Simon Property Group, Inc.	20,839	1,413,926
SITE Centers Corp.	10,145	76,189
SL Green Realty Corp.	5,221	244,134
Spirit Realty Capital, Inc.	7,023	249,387
STORE Capital Corp.	15,174	410,305
Sun Communities, Inc.	6,700	998,836
Sunstone Hotel Investors, Inc.	14,707	122,509
Taubman Centers, Inc.	4,202	160,937
UDR, Inc.	20,111	700,064
Urban Edge Properties	7,550	79,728
Ventas, Inc.	25,445	1,048,588
VEREIT, Inc.	73,514	494,014
VICI Properties, Inc.	31,961	714,009
Vornado Realty Trust	10,820	387,681
Washington REIT	5,616	123,215
Weingarten Realty Investors	8,213	143,481
Welltower, Inc.	28,472	1,637,709
Weyerhaeuser Co.	50,892	1,542,536
WP Carey, Inc.	11,758	815,652
Xenia Hotels & Resorts, Inc.	7,740	69,505
		71,033,130
Insurance - 9.0%
Aflac, Inc.	48,940	1,777,501
Alleghany Corp.	974	540,142
Allstate Corp. (The)	21,425	1,992,525
American Financial Group, Inc.	5,085	339,932
American International Group, Inc.	58,742	1,711,742
Aon plc, Class A	15,759	3,151,642
Arch Capital Group Ltd.*	27,667	872,617
Arthur J Gallagher & Co.	12,932	1,361,740
Assurant, Inc.	4,068	494,506
Assured Guaranty Ltd.	5,927	127,134
Athene Holding Ltd., Class A*	8,080	295,405
Axis Capital Holdings Ltd.	5,750	274,620
Brighthouse Financial, Inc.*	6,402	194,365
Brown & Brown, Inc.	16,043	744,395
Chubb Ltd.	30,785	3,848,125

Ultra Financials
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Cincinnati Financial Corp.	10,293	817,367
CNA Financial Corp.	1,850	59,515
CNO Financial Group, Inc.	9,794	159,642
Enstar Group Ltd.*	1,041	186,329
Erie Indemnity Co., Class A	1,260	268,934
Everest Re Group Ltd.	2,728	600,378
Fidelity National Financial, Inc.	19,698	646,685
First American Financial Corp.	7,597	399,374
Genworth Financial, Inc., Class A*	34,326	103,665
Globe Life, Inc.	6,680	550,966
Hanover Insurance Group, Inc. (The)	2,591	265,552
Hartford Financial Services Group, Inc. (The)	24,429	988,153
Kemper Corp.	4,183	324,852
Lincoln National Corp.	13,179	475,103
Loews Corp.	16,504	591,833
Markel Corp.*	941	1,022,707
Marsh & McLennan Cos., Inc.	34,799	3,998,753
Mercury General Corp.	1,849	82,706
MetLife, Inc.	52,615	2,023,573
Old Republic International Corp.	19,489	313,968
Primerica, Inc.	2,780	347,083
Principal Financial Group, Inc.	17,388	732,209
ProAssurance Corp.	3,673	56,270
Progressive Corp. (The)	39,910	3,793,046
Prudential Financial, Inc.	26,941	1,825,792
Reinsurance Group of America, Inc.	4,623	423,837
RenaissanceRe Holdings Ltd.	3,430	630,228
RLI Corp.	2,728	255,859
Selective Insurance Group, Inc.	4,072	243,546
Travelers Cos., Inc. (The)	17,244	2,000,994
Unum Group	13,878	256,465
W R Berkley Corp.	9,627	597,355
White Mountains Insurance Group Ltd.	201	179,171
Willis Towers Watson plc	8,782	1,804,965
		44,753,266
IT Services - 9.2%
Mastercard, Inc., Class A	60,279	21,591,335
Visa, Inc., Class A	115,067	24,393,053
		45,984,388
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
AGNC Investment Corp.	38,149	538,282
Annaly Capital Management, Inc.	97,562	717,081
Blackstone Mortgage Trust, Inc., Class A	9,204	218,779
Chimera Investment Corp.	13,109	116,539
Invesco Mortgage Capital, Inc.(b)	12,209	36,627
MFA Financial, Inc.	30,904	82,823
New Residential Investment Corp.	28,351	219,437
Starwood Property Trust, Inc.	19,249	300,284
Two Harbors Investment Corp.	18,656	101,675
		2,331,527
Professional Services - 0.5%
CoStar Group, Inc.*	2,683	2,276,794

Real Estate Management & Development - 0.4%
CBRE Group, Inc., Class A*	22,860	1,075,106
Cushman & Wakefield plc*	11,275	130,903
Howard Hughes Corp. (The)*	3,074	181,704
Jones Lang LaSalle, Inc.	3,521	362,804
		1,750,517
Thrifts & Mortgage Finance - 0.3%
Capitol Federal Financial, Inc.	9,653	90,159
Essent Group Ltd.	7,544	269,321
MGIC Investment Corp.	23,093	211,763
New York Community Bancorp, Inc.	31,628	286,233
Radian Group, Inc.	13,279	205,028
Rocket Cos., Inc., Class A*(b)	6,840	191,520
TFS Financial Corp.	3,439	53,132
Washington Federal, Inc.	5,164	121,096
		1,428,252
TOTAL COMMON STOCKS (Cost $277,204,912)		342,267,764

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 0.01% (Cost $269,696)	269,696	269,696

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 2.9%

REPURCHASE AGREEMENTS(d) - 2.9%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $14,647,485
(Cost $14,647,460)	14,647,460	14,647,460

Total Investments - 71.6% (Cost $292,122,068)		357,184,920
Other assets less liabilities - 28.4%		141,743,950
Net Assets - 100.0%		498,928,870

Ultra Financials
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $67,729,393.
(b)	The security or a portion of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $661,204, collateralized in the form of cash with a value of $269,696 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $473,898 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.88%, and maturity dates ranging from September 10, 2020 – February 15, 2049; a total value of $743,594.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2020. The total value of securities purchased was $269,696.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Financials had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
43,109,956	1/8/2021	Bank of America NA	0.71%	Dow Jones U.S. FinancialsSM Index[c]	7,720,236
137,475,114	1/8/2021	BNP Paribas SA	0.71%	Dow Jones U.S. FinancialsSM Index[c]	22,191,819
19,268,587	3/8/2021	Citibank NA	0.81%	Dow Jones U.S. FinancialsSM Index[c]	6,108,999
76,638,433	1/8/2021	Credit Suisse International	0.46%	Dow Jones U.S. FinancialsSM Index[c]	9,895,957
111,241,844	2/8/2021	Goldman Sachs International	0.61%	Dow Jones U.S. FinancialsSM Index[c]	9,263,187
1,822,064	1/6/2021	Morgan Stanley & Co. International plc	0.13%	Dow Jones U.S. FinancialsSM Index[c]	(203,902)
151,971,462	1/8/2021	Societe Generale	0.86%	Dow Jones U.S. FinancialsSM Index[c]	61,065,062
115,568,221	1/8/2021	UBS AG	0.81%	Dow Jones U.S. FinancialsSM Index[c]	19,968,553
657,095,681					136,009,911
				Total Unrealized Appreciation	136,213,813
				Total Unrealized Depreciation	(203,902)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra FTSE China 50

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 59.2%

REPURCHASE AGREEMENTS(a) - 59.2%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $19,818,973 (Cost $19,818,936)	19,818,936	19,818,936

Total Investments - 59.2% (Cost $19,818,936)		19,818,936
Other assets less liabilities - 40.8%		13,655,527
Net Assets - 100.0%		33,474,463

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra FTSE China 50 had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
7,544,280	1/8/2021	Bank of America NA	0.36%	iShares® China Large-Cap ETF	55,886
908	12/13/2021	Citibank NA	(0.64)%	iShares® China Large-Cap ETF	(928,422)
2,945,649	11/9/2021	Credit Suisse International	0.41%	iShares® China Large-Cap ETF	(38,080)
15,753,719	11/9/2021	Goldman Sachs International	(1.39)%	iShares® China Large-Cap ETF	2,524,882
97,219	11/6/2020	Morgan Stanley & Co. International plc	0.01%	iShares® China Large-Cap ETF	(2,201,848)
17,108,146	11/6/2020	Societe Generale	(0.24)%	iShares® China Large-Cap ETF	1,421,390
23,551,570	2/15/2022	UBS AG	(0.84)%	iShares® China Large-Cap ETF	940,731
67,001,491					1,774,539
				Total Unrealized Appreciation	4,942,889
				Total Unrealized Depreciation	(3,168,350)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra FTSE Europe

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 41.9%

REPURCHASE AGREEMENTS(a) - 41.9%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $1,821,892
(Cost $1,821,889)	1,821,889	1,821,889

Total Investments - 41.9% (Cost $1,821,889)		1,821,889
Other assets less liabilities - 58.1%		2,528,531
Net Assets - 100.0%		4,350,420

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra FTSE Europe had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
88,875	1/8/2021	Bank of America NA	0.46%	Vanguard® FTSE Europe ETF Shares	(2,145)
102,936	11/9/2021	Citibank NA	0.31%	Vanguard® FTSE Europe ETF Shares	(514,793)
2,880,135	1/14/2022	Credit Suisse International	0.46%	Vanguard® FTSE Europe ETF Shares	69,447
3,547,157	1/14/2022	Goldman Sachs International	(0.09)%	Vanguard® FTSE Europe ETF Shares	857,727
18,529	11/9/2021	Morgan Stanley & Co. International plc	0.41%	Vanguard® FTSE Europe ETF Shares	(56,392)
366,450	11/9/2021	Societe Generale	0.16%	Vanguard® FTSE Europe ETF Shares	(30,038)
1,723,140	1/14/2022	UBS AG	0.16%	Vanguard® FTSE Europe ETF Shares	32,725
8,727,222					356,531
				Total Unrealized Appreciation	959,899
				Total Unrealized Depreciation	(603,368)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Health Care
Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 57.7%

Biotechnology - 10.3%
AbbVie, Inc.	25,844	2,475,080
ACADIA Pharmaceuticals, Inc.*	1,668	66,036
Agios Pharmaceuticals, Inc.*	889	36,458
Alexion Pharmaceuticals, Inc.*	3,238	369,844
Alkermes plc*	2,328	38,505
Allogene Therapeutics, Inc.*	944	33,654
Alnylam Pharmaceuticals, Inc.*	1,658	219,917
Amgen, Inc.	8,626	2,185,138
Biogen, Inc.*	2,393	688,323
BioMarin Pharmaceutical, Inc.*	2,652	206,936
Bluebird Bio, Inc.*	949	56,276
Blueprint Medicines Corp.*	795	61,557
Exact Sciences Corp.*	2,086	157,055
Exelixis, Inc.*	4,497	99,923
FibroGen, Inc.*	1,176	52,720
Gilead Sciences, Inc.	18,389	1,227,466
Immunomedics, Inc.*	3,047	135,774
Incyte Corp.*	2,646	254,942
Intercept Pharmaceuticals, Inc.*	373	18,605
Ionis Pharmaceuticals, Inc.*	1,859	101,316
Moderna, Inc.*	4,332	281,104
Myriad Genetics, Inc.*	1,093	14,614
Neurocrine Biosciences, Inc.*	1,362	158,564
Regeneron Pharmaceuticals, Inc.*	1,480	917,496
Sage Therapeutics, Inc.*	761	39,907
Sarepta Therapeutics, Inc.*	1,086	159,012
Seattle Genetics, Inc.*	1,701	269,336
Ultragenyx Pharmaceutical, Inc.*	823	70,004
United Therapeutics Corp.*	646	69,096
Vertex Pharmaceuticals, Inc.*	3,801	1,060,935
Vir Biotechnology, Inc.*	111	4,493
		11,530,086
Health Care Equipment & Supplies - 15.6%
Abbott Laboratories	25,943	2,839,980
ABIOMED, Inc.*	660	203,029
Align Technology, Inc.*	1,051	312,126
Avanos Medical, Inc.*	700	22,680
Baxter International, Inc.	7,461	649,629
Becton Dickinson and Co.	4,324	1,049,738
Boston Scientific Corp.*	20,951	859,410
Cantel Medical Corp.	544	28,549
Cooper Cos., Inc. (The)	720	226,354
Danaher Corp.	9,227	1,905,099
DENTSPLY SIRONA, Inc.	3,213	144,167
DexCom, Inc.*	1,353	575,580
Edwards Lifesciences Corp.*	9,087	780,028
Globus Medical, Inc., Class A*	1,110	62,737
Haemonetics Corp.*	740	66,348
Hill-Rom Holdings, Inc.	977	91,633
Hologic, Inc.*	3,786	226,100
ICU Medical, Inc.*	284	56,868
IDEXX Laboratories, Inc.*	1,246	487,261
Insulet Corp.*	960	209,520
Integra LifeSciences Holdings Corp.*	1,033	49,367
Intuitive Surgical, Inc.*	1,711	1,250,467
LivaNova plc*	713	33,440
Masimo Corp.*	730	163,520
Medtronic plc	19,666	2,113,505
Neogen Corp.*	776	59,131
NuVasive, Inc.*	752	39,202
Penumbra, Inc.*	485	101,438
ResMed, Inc.	2,121	383,434
STERIS plc	1,247	199,071
Stryker Corp.	4,727	936,702
Teleflex, Inc.	681	267,599
Varian Medical Systems, Inc.*	1,331	231,155
West Pharmaceutical Services, Inc.	1,079	306,393
Zimmer Biomet Holdings, Inc.	3,033	427,289
		17,358,549
Health Care Providers & Services - 10.2%
1Life Healthcare, Inc.*	283	8,255
Acadia Healthcare Co., Inc.*	1,305	40,338
Amedisys, Inc.*	475	114,902
Anthem, Inc.	3,698	1,041,061
Centene Corp.*	8,492	520,729
Chemed Corp.	233	120,487
Cigna Corp.	5,410	959,572
Covetrus, Inc.*	1,429	32,738
CVS Health Corp.	19,174	1,191,089
DaVita, Inc.*	1,250	108,450
Encompass Health Corp.	1,458	95,120
Guardant Health, Inc.*	763	72,866
HCA Healthcare, Inc.	3,860	523,879
HealthEquity, Inc.*	1,040	59,779
Henry Schein, Inc.*	2,093	139,059
Humana, Inc.	1,939	805,015
Laboratory Corp. of America Holdings*	1,425	250,444
McKesson Corp.	2,373	364,113
MEDNAX, Inc.*	1,252	23,262
Molina Healthcare, Inc.*	868	160,554
Premier, Inc., Class A	977	31,997
Quest Diagnostics, Inc.	1,961	218,142
Tenet Healthcare Corp.*	1,536	43,284
UnitedHealth Group, Inc.	13,908	4,346,945
Universal Health Services, Inc., Class B	1,139	125,689
		11,397,769
Health Care Technology - 0.2%
Teladoc Health, Inc.*(b)	1,092	235,533

Life Sciences Tools & Services - 5.1%
10X Genomics, Inc., Class A*	170	19,485
Agilent Technologies, Inc.	4,528	454,702
Avantor, Inc.*	6,501	146,727
Bio-Rad Laboratories, Inc., Class A*	314	159,697
Bio-Techne Corp.	560	143,058
Bruker Corp.	1,492	62,694
Charles River Laboratories International, Inc.*	725	158,739
Illumina, Inc.*	2,156	770,166
IQVIA Holdings, Inc.*	2,604	426,405
Mettler-Toledo International, Inc.*	351	340,744
PPD, Inc.*	920	31,593
PRA Health Sciences, Inc.*	933	99,747
Repligen Corp.*	690	106,888
Syneos Health, Inc.*	917	57,863
Thermo Fisher Scientific, Inc.	5,793	2,485,081
Waters Corp.*	908	196,364
		5,659,953

Ultra Health Care
Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Pharmaceuticals - 16.3%
Bristol-Myers Squibb Co.	33,195	2,064,729
Catalent, Inc.*	2,260	209,050
Elanco Animal Health, Inc.*	5,849	169,972
Eli Lilly and Co.	12,352	1,832,913
Horizon Therapeutics plc*	2,788	209,435
Jazz Pharmaceuticals plc*	811	108,990
Johnson & Johnson	38,636	5,927,150
Merck & Co., Inc.	37,015	3,156,269
Mylan NV*	7,580	124,160
Nektar Therapeutics*	2,610	50,477
Perrigo Co. plc	1,999	104,548
Pfizer, Inc.	81,499	3,079,847
Royalty Pharma plc, Class A*	1,130	46,760
Zoetis, Inc.	6,965	1,115,097
		18,199,397
TOTAL COMMON STOCKS (Cost $60,150,897)		64,381,287

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(d)

INVESTMENT COMPANIES - 0.0%(d)
BlackRock Liquidity FedFund, Institutional Class 0.01% (Cost $23,615)	23,615	23,615

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 21.5%

REPURCHASE AGREEMENTS(e) - 21.5%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $23,952,995
(Cost $23,952,953)	23,952,953	23,952,953

Total Investments - 79.2% (Cost $84,127,465)		88,357,855
Other assets less liabilities - 20.8%		23,154,976
Net Assets - 100.0%		111,512,831

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $15,857,951.
(b)	The security or a portion of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $23,942, collateralized in the form of cash with a value of $23,615 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2020. The total value of securities purchased was $23,615.
(d)	Represents less than 0.05% of net assets.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Health Care
Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Swap Agreements

Ultra Health Care had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
24,837,289	12/7/2020	Bank of America NA	0.31%	iShares® U.S. Healthcare ETF	2,007,615
34,268,471	12/7/2020	Bank of America NA	0.56%	Dow Jones U.S. Health CareSM Index[c]	4,248,145
2,135,509	11/6/2020	Citibank NA	0.41%	Dow Jones U.S. Health CareSM Index[c]	327,437
18,883,208	11/8/2021	Credit Suisse International	0.46%	Dow Jones U.S. Health CareSM Index[c]	2,037,252
13,675,313	12/7/2020	Goldman Sachs International	0.61%	Dow Jones U.S. Health CareSM Index[c]	2,862,498
14,802,271	11/6/2020	Goldman Sachs International	0.14%	iShares® U.S. Healthcare ETF	1,918,789
419,285	1/6/2021	Morgan Stanley & Co. International plc	0.86%	Dow Jones U.S. Health CareSM Index[c]	57,447
10,097,838	11/6/2020	Morgan Stanley & Co. International plc	0.41%	iShares® U.S. Healthcare ETF	2,023,635
4,394,198	1/6/2021	Societe Generale	0.91%	Dow Jones U.S. Health CareSM Index[c]	(1,163,046)
35,420,283	11/13/2020	UBS AG	0.51%	Dow Jones U.S. Health CareSM Index[c]	3,342
158,933,665					14,323,114
				Total Unrealized Appreciation	15,486,160
				Total Unrealized Depreciation	(1,163,046)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra High Yield

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 8.7%

iShares iBoxx $ High Yield Corporate Bond ETF (Cost $474,658)	5,301	450,743

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 68.4%

REPURCHASE AGREEMENTS(a) - 68.4%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $3,572,939
(Cost $3,572,934)	3,572,934	3,572,934

Total Investments - 77.1% (Cost $4,047,592)		4,023,677
Other assets less liabilities - 22.9%		1,197,709
Net Assets - 100.0%		5,221,386

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra High Yield had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation ($)
4,631,220	11/8/2021	Citibank NA	(0.09)%	iShares® iBoxx $ High Yield Corporate Bond ETF	76,508
3,782,534	11/6/2020	Credit Suisse International	0.46%	iShares® iBoxx $ High Yield Corporate Bond ETF	193,447
1,584,532	11/6/2020	Goldman Sachs International	(0.14)%	iShares® iBoxx $ High Yield Corporate Bond ETF	49,591
9,998,286					319,546
				Total Unrealized Appreciation	319,546

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Industrials

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 66.8%

Aerospace & Defense - 8.8%
Axon Enterprise, Inc.*	181	15,508
Boeing Co. (The)	1,635	280,926
BWX Technologies, Inc.	290	16,127
Curtiss-Wright Corp.	126	12,892
General Dynamics Corp.	708	105,740
HEICO Corp.	124	13,630
HEICO Corp., Class A	221	19,753
Hexcel Corp.	255	10,044
Howmet Aerospace, Inc.	1,170	20,498
Huntington Ingalls Industries, Inc.	123	18,637
L3Harris Technologies, Inc.	658	118,927
Lockheed Martin Corp.	752	293,476
Mercury Systems, Inc.*	170	12,876
Moog, Inc., Class A	92	5,547
Northrop Grumman Corp.	472	161,712
Raytheon Technologies Corp.	4,481	273,341
Spirit AeroSystems Holdings, Inc., Class A	322	6,620
Teledyne Technologies, Inc.*	112	35,124
Textron, Inc.	694	27,364
TransDigm Group, Inc.	153	76,450
		1,525,192
Air Freight & Logistics - 3.6%
CH Robinson Worldwide, Inc.	410	40,303
Expeditors International of Washington, Inc.	507	44,814
FedEx Corp.	732	160,923
United Parcel Service, Inc., Class B	2,146	351,128
XPO Logistics, Inc.*	277	24,451
		621,619
Building Products - 2.8%
A O Smith Corp.	412	20,176
Allegion plc	281	29,052
Armstrong World Industries, Inc.	146	10,766
Carrier Global Corp.	2,484	74,147
Fortune Brands Home & Security, Inc.	426	35,818
Johnson Controls International plc	2,266	92,294
Lennox International, Inc.	106	29,715
Masco Corp.	803	46,815
Owens Corning	328	22,186
Resideo Technologies, Inc.*	374	4,997
Trane Technologies plc	728	86,188
Trex Co., Inc.*	176	26,310
		478,464
Chemicals - 1.0%
Sherwin-Williams Co. (The)	246	165,078

Commercial Services & Supplies - 2.1%
ADT, Inc.	324	3,451
Brink's Co. (The)	154	7,447
Cimpress plc*	74	6,860
Cintas Corp.	256	85,309
Clean Harbors, Inc.*	156	9,532
Covanta Holding Corp.	358	3,379
Deluxe Corp.	127	3,607
MSA Safety, Inc.	109	13,729
Republic Services, Inc.	641	59,433
Stericycle, Inc.*	278	17,823
Tetra Tech, Inc.	165	15,231
Waste Management, Inc.	1,183	134,862
		360,663
Construction & Engineering - 0.6%
AECOM*	488	19,281
EMCOR Group, Inc.	167	12,527
Fluor Corp.	427	4,065
Jacobs Engineering Group, Inc.	397	35,837
MasTec, Inc.*	178	8,225
Quanta Services, Inc.	419	21,474
Valmont Industries, Inc.	65	8,258
		109,667
Construction Materials - 0.6%
Eagle Materials, Inc.	126	10,303
Martin Marietta Materials, Inc.	190	38,545
Summit Materials, Inc., Class A*	348	5,182
Vulcan Materials Co.	404	48,480
		102,510
Containers & Packaging - 2.3%
Amcor plc	4,798	53,066
AptarGroup, Inc.	196	23,204
Avery Dennison Corp.	254	29,309
Ball Corp.	993	79,807
Berry Global Group, Inc.*	404	20,822
Crown Holdings, Inc.*	411	31,585
Graphic Packaging Holding Co.	851	11,897
International Paper Co.	1,198	43,452
O-I Glass, Inc.	478	5,201
Packaging Corp. of America	290	29,360
Sealed Air Corp.	475	18,668
Silgan Holdings, Inc.	237	9,020
Sonoco Products Co.	306	16,227
Westrock Co.	789	23,930
		395,548
Electrical Equipment - 3.1%
Acuity Brands, Inc.	120	13,115
AMETEK, Inc.	699	70,389
Eaton Corp. plc	1,220	124,562
Emerson Electric Co.	1,821	126,505
EnerSys	129	9,285
Generac Holdings, Inc.*	191	36,286
GrafTech International Ltd.	171	1,139
Hubbell, Inc.	166	24,057
nVent Electric plc	476	9,101
Regal Beloit Corp.	123	12,160
Rockwell Automation, Inc.	353	81,377
Sensata Technologies Holding plc*	479	19,946
		527,922
Electronic Equipment, Instruments & Components - 3.4%
Amphenol Corp., Class A	902	99,040
Arrow Electronics, Inc.*	240	18,854
Avnet, Inc.	301	8,280
Belden, Inc.	117	3,941
Cognex Corp.	524	36,256
Coherent, Inc.*	74	8,337
Corning, Inc.	2,313	75,080
Dolby Laboratories, Inc., Class A	197	13,760
FLIR Systems, Inc.	399	14,723
IPG Photonics Corp.*	108	17,467
Itron, Inc.*	109	6,493
Jabil, Inc.	418	14,275
Keysight Technologies, Inc.*	570	56,156
Littelfuse, Inc.	74	13,382

Ultra Industrials

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
National Instruments Corp.	358	12,849
TE Connectivity Ltd.	1,005	97,083
Trimble, Inc.*	761	39,884
Vishay Intertechnology, Inc.	404	6,460
Zebra Technologies Corp., Class A*	162	46,418
		588,738
Industrial Conglomerates - 5.6%
3M Co.	1,753	285,774
Carlisle Cos., Inc.	167	21,869
General Electric Co.	26,659	169,018
Honeywell International, Inc.	2,139	354,112
Roper Technologies, Inc.	318	135,846
		966,619
IT Services - 14.7%
Accenture plc, Class A	1,941	465,704
Alliance Data Systems Corp.	129	5,819
Automatic Data Processing, Inc.	1,310	182,208
Black Knight, Inc.*	457	38,434
Broadridge Financial Solutions, Inc.	350	48,090
Euronet Worldwide, Inc.*	160	16,541
Fidelity National Information Services, Inc.	1,883	284,051
Fiserv, Inc.*	1,714	170,680
FleetCor Technologies, Inc.*	256	64,371
Genpact Ltd.	470	19,825
Global Payments, Inc.	912	161,077
Jack Henry & Associates, Inc.	233	38,543
MAXIMUS, Inc.	187	14,502
Paychex, Inc.	973	74,405
PayPal Holdings, Inc.*	3,578	730,413
Sabre Corp.	948	6,627
Square, Inc., Class A*	1,040	165,942
Western Union Co. (The)	1,252	29,535
WEX, Inc.*	133	21,241
		2,538,008
Life Sciences Tools & Services - 0.2%
PerkinElmer, Inc.	340	40,025

Machinery - 9.0%
AGCO Corp.	190	13,509
Allison Transmission Holdings, Inc.	345	12,375
Barnes Group, Inc.	145	5,742
Caterpillar, Inc.	1,650	234,811
Colfax Corp.*	256	8,520
Crane Co.	150	8,481
Cummins, Inc.	450	93,262
Deere & Co.	953	200,187
Donaldson Co., Inc.	385	19,389
Dover Corp.	439	48,220
Flowserve Corp.	397	11,783
Fortive Corp.	903	65,115
Gates Industrial Corp. plc*	142	1,603
Graco, Inc.	508	29,474
Hillenbrand, Inc.	228	7,230
IDEX Corp.	230	41,453
Illinois Tool Works, Inc.	876	173,054
Ingersoll Rand, Inc.*	1,054	36,953
ITT, Inc.	263	16,519
Kennametal, Inc.	253	7,342
Lincoln Electric Holdings, Inc.	181	17,504
Middleby Corp. (The)*	169	16,545
Navistar International Corp.*	200	6,396
Nordson Corp.	157	29,279
Oshkosh Corp.	207	15,941
Otis Worldwide Corp.	1,241	78,059
PACCAR, Inc.	1,054	90,475
Parker-Hannifin Corp.	391	80,550
Pentair plc	505	22,796
Snap-on, Inc.	166	24,613
Terex Corp.	194	3,797
Timken Co. (The)	206	11,163
Toro Co. (The)	327	24,617
Trinity Industries, Inc.	287	5,875
Welbilt, Inc.*	401	2,959
Westinghouse Air Brake Technologies Corp.	551	36,669
Woodward, Inc.	172	14,739
Xylem, Inc.	549	44,019
		1,561,018
Marine - 0.1%
Kirby Corp.*	183	7,766

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	342	11,265

Professional Services - 1.8%
ASGN, Inc.*	160	11,483
CoreLogic, Inc.	242	16,069
Equifax, Inc.	370	62,260
FTI Consulting, Inc.*	113	12,968
Insperity, Inc.	111	7,478
Korn Ferry	168	5,124
ManpowerGroup, Inc.	177	12,976
Nielsen Holdings plc	1,087	16,609
Robert Half International, Inc.	349	18,567
TransUnion	578	50,124
TriNet Group, Inc.*	131	8,887
Verisk Analytics, Inc.	495	92,402
		314,947
Road & Rail - 5.4%
CSX Corp.	2,333	178,381
JB Hunt Transport Services, Inc.	257	36,119
Kansas City Southern	289	52,609
Knight-Swift Transportation Holdings, Inc.	373	16,957
Landstar System, Inc.	117	15,571
Norfolk Southern Corp.	781	165,986
Old Dominion Freight Line, Inc.	288	58,228
Ryder System, Inc.	164	6,708
Union Pacific Corp.	2,068	397,966
		928,525
Trading Companies & Distributors - 1.6%
Air Lease Corp.	322	10,008
Applied Industrial Technologies, Inc.	118	7,105
Fastenal Co.	1,745	85,261
GATX Corp.	107	7,156
HD Supply Holdings, Inc.*	494	19,592
MSC Industrial Direct Co., Inc., Class A	139	9,160
SiteOne Landscape Supply, Inc.*	127	15,881
United Rentals, Inc.*	219	38,774
Univar Solutions, Inc.*	422	7,676

Ultra Industrials

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Watsco, Inc.	100	24,499
WESCO International, Inc.*	147	6,887
WW Grainger, Inc.	132	48,237
		280,236
Transportation Infrastructure - 0.0%(b)
Macquarie Infrastructure Corp.	237	6,641

TOTAL COMMON STOCKS (Cost $11,432,727)		11,530,451

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 14.7%

REPURCHASE AGREEMENTS(c) - 14.7%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $2,546,239
(Cost $2,546,234)	2,546,234	2,546,234

Total Investments - 81.5% (Cost $13,978,961)		14,076,685
Other assets less liabilities - 18.5%		3,187,633
Net Assets - 100.0%		17,264,318

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,911,405.
(b)	Represents less than 0.05% of net assets.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Industrials

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Swap Agreements

Ultra Industrials had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
3,754,094	1/6/2021	Bank of America NA	0.16%	iShares® U.S. Industrials ETF	37,602
6,405,828	1/6/2021	Bank of America NA	0.46%	Dow Jones U.S. IndustrialsSM Index	(1,510,683)
752,016	1/20/2021	Citibank NA	0.41%	Dow Jones U.S. IndustrialsSM Index	23,736
149,093	11/8/2021	Credit Suisse International	0.46%	Dow Jones U.S. IndustrialsSM Index	3,682
715,972	12/7/2020	Goldman Sachs International	0.61%	Dow Jones U.S. IndustrialsSM Index	21,440
394,428	11/6/2020	Morgan Stanley & Co. International plc	0.66%	Dow Jones U.S. IndustrialsSM Index	23,281
2,210,136	11/6/2020	Morgan Stanley & Co. International plc	0.41%	iShares® U.S. Industrials ETF	151,081
7,064,463	11/6/2020	Societe Generale	0.66%	Dow Jones U.S. IndustrialsSM Index	1,338,087
1,572,845	11/8/2021	UBS AG	0.51%	Dow Jones U.S. IndustrialsSM Index	(1,197,358)
23,018,875					(1,109,132)
				Total Unrealized Appreciation	1,598,909
				Total Unrealized Depreciation	(2,708,041)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MidCap400

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 79.4%

Aerospace & Defense - 0.8%
Axon Enterprise, Inc.*	3,760	322,157
Curtiss-Wright Corp.	2,491	254,879
Hexcel Corp.	4,994	196,713
Mercury Systems, Inc.*	3,327	251,987
		1,025,736
Air Freight & Logistics - 0.4%
XPO Logistics, Inc.*	5,451	481,160

Airlines - 0.1%
JetBlue Airways Corp.*	16,132	185,841

Auto Components - 1.0%
Adient plc*	5,223	90,567
Dana, Inc.	8,643	120,570
Delphi Technologies plc*	5,166	89,733
Gentex Corp.	14,647	396,201
Goodyear Tire & Rubber Co. (The)	13,934	133,697
Lear Corp.	3,262	371,640
Visteon Corp.*	1,663	125,440
		1,327,848
Automobiles - 0.4%
Harley-Davidson, Inc.	9,163	253,907
Thor Industries, Inc.	3,301	311,713
		565,620
Banks - 4.4%
Associated Banc-Corp.	9,192	123,541
BancorpSouth Bank	5,814	125,466
Bank of Hawaii Corp.	2,393	131,711
Bank OZK	7,231	166,602
Cathay General Bancorp	4,522	111,648
CIT Group, Inc.	5,884	115,738
Commerce Bancshares, Inc.	6,007	357,837
Cullen/Frost Bankers, Inc.	3,405	236,511
East West Bancorp, Inc.	8,464	311,306
First Financial Bankshares, Inc.	8,496	257,216
First Horizon National Corp.	33,096	316,067
FNB Corp.	19,323	144,923
Fulton Financial Corp.	9,677	94,641
Glacier Bancorp, Inc.	5,311	186,336
Hancock Whitney Corp.	5,162	103,292
Home BancShares, Inc.	9,187	148,921
International Bancshares Corp.	3,331	105,193
PacWest Bancorp	6,968	132,949
Pinnacle Financial Partners, Inc.	4,265	170,387
Prosperity Bancshares, Inc.	5,544	302,259
Signature Bank	3,205	310,981
Sterling Bancorp	11,641	135,851
Synovus Financial Corp.	8,812	192,718
TCF Financial Corp.	9,099	244,581
Texas Capital Bancshares, Inc.*	3,017	97,721
Trustmark Corp.	3,793	89,060
UMB Financial Corp.	2,535	136,180
Umpqua Holdings Corp.	13,172	148,580
United Bankshares, Inc.	7,609	198,899
Valley National Bancorp	23,429	175,952
Webster Financial Corp.	5,393	148,308
Wintrust Financial Corp.	3,444	149,883
		5,671,258
Beverages - 0.4%
Boston Beer Co., Inc. (The), Class A*	577	508,902

Biotechnology - 1.1%
Arrowhead Pharmaceuticals, Inc.*	6,088	257,157
Emergent BioSolutions, Inc.*	2,665	303,943
Exelixis, Inc.*	18,343	407,581
Ligand Pharmaceuticals, Inc.*(b)	961	98,022
United Therapeutics Corp.*	2,632	281,519
		1,348,222
Building Products - 1.4%
Builders FirstSource, Inc.*	6,965	213,268
Lennox International, Inc.	2,082	583,647
Owens Corning	6,450	436,278
Trex Co., Inc.*	3,461	517,385
		1,750,578
Capital Markets - 2.0%
Affiliated Managers Group, Inc.	2,826	194,005
Eaton Vance Corp.	6,814	279,510
Evercore, Inc., Class A	2,425	150,059
FactSet Research Systems, Inc.	2,265	793,656
Federated Hermes, Inc., Class B	5,735	137,124
Interactive Brokers Group, Inc., Class A	4,591	243,415
Janus Henderson Group plc	9,180	190,210
SEI Investments Co.	7,433	389,192
Stifel Financial Corp.	4,099	207,860
		2,585,031
Chemicals - 2.1%
Ashland Global Holdings, Inc.	3,616	266,463
Avient Corp.	5,467	139,518
Cabot Corp.	3,377	124,983
Chemours Co. (The)	9,820	202,881
Ingevity Corp.*	2,466	138,515
Minerals Technologies, Inc.	2,039	103,479
NewMarket Corp.	432	160,916
Olin Corp.	9,449	106,301
RPM International, Inc.	7,745	656,544
Scotts Miracle-Gro Co. (The)	2,355	396,888
Sensient Technologies Corp.	2,535	139,983
Valvoline, Inc.	11,066	225,746
		2,662,217
Commercial Services & Supplies - 1.6%
Brink's Co. (The)	3,021	146,096
Clean Harbors, Inc.*	3,058	186,844
Healthcare Services Group, Inc.	4,452	92,602
Herman Miller, Inc.	3,516	83,786
HNI Corp.	2,550	81,217
IAA, Inc.*	7,969	416,938
KAR Auction Services, Inc.	7,730	134,038
MSA Safety, Inc.	2,138	269,281
Stericycle, Inc.*	5,469	350,618
Tetra Tech, Inc.	3,230	298,161
		2,059,581
Communications Equipment - 1.0%
Ciena Corp.*	9,190	521,716
InterDigital, Inc.	1,839	112,455
Lumentum Holdings, Inc.*	4,481	385,366
NetScout Systems, Inc.*	3,801	87,955
ViaSat, Inc.*	3,494	138,922
		1,246,414

Ultra MidCap400

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Construction & Engineering - 0.9%
AECOM*	9,575	378,308
Dycom Industries, Inc.*	1,893	116,438
EMCOR Group, Inc.	3,279	245,958
Fluor Corp.	8,384	79,816
MasTec, Inc.*	3,484	160,996
Valmont Industries, Inc.	1,279	162,497
		1,144,013
Construction Materials - 0.2%
Eagle Materials, Inc.	2,489	203,525

Consumer Finance - 0.4%
FirstCash, Inc.	2,478	148,061
LendingTree, Inc.*(b)	461	142,421
Navient Corp.	10,202	92,736
SLM Corp.	22,438	171,426
		554,644
Containers & Packaging - 0.9%
AptarGroup, Inc.	3,840	454,618
Greif, Inc., Class A	1,583	58,333
O-I Glass, Inc.	9,365	101,891
Silgan Holdings, Inc.	4,643	176,713
Sonoco Products Co.	6,001	318,233
		1,109,788
Distributors - 0.6%
Pool Corp.	2,389	783,210

Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc.*	3,096	102,787
Graham Holdings Co., Class B	256	109,555
Grand Canyon Education, Inc.*	2,831	266,227
Service Corp. International	10,656	486,447
Strategic Education, Inc.	1,442	147,906
WW International, Inc.*	2,788	65,462
		1,178,384
Diversified Financial Services - 0.2%
Jefferies Financial Group, Inc.	13,507	236,913

Electric Utilities - 1.0%
ALLETE, Inc.	3,099	167,222
Hawaiian Electric Industries, Inc.	6,529	225,969
IDACORP, Inc.	3,019	271,408
OGE Energy Corp.	11,973	381,460
PNM Resources, Inc.	4,768	208,266
		1,254,325
Electrical Equipment - 1.8%
Acuity Brands, Inc.	2,371	259,126
EnerSys	2,539	182,757
Generac Holdings, Inc.*	3,749	712,235
Hubbell, Inc.	3,241	469,686
nVent Electric plc	9,347	178,715
Regal Beloit Corp.	2,424	239,637
Sunrun, Inc.*	4,725	267,222
		2,309,378
Electronic Equipment, Instruments & Components - 2.9%
Arrow Electronics, Inc.*	4,705	369,625
Avnet, Inc.	5,908	162,529
Belden, Inc.	2,288	77,060
Cognex Corp.	10,270	710,581
Coherent, Inc.*	1,451	163,470
II-VI, Inc.*	5,775	256,987
Jabil, Inc.	8,204	280,167
Littelfuse, Inc.	1,453	262,760
National Instruments Corp.	7,031	252,342
SYNNEX Corp.	2,464	313,298
Trimble, Inc.*	14,939	782,953
Vishay Intertechnology, Inc.	7,927	126,753
		3,758,525
Energy Equipment & Services - 0.1%
ChampionX Corp.*	11,113	113,797
Transocean Ltd.*(b)	34,554	42,156
		155,953
Entertainment - 0.2%
Cinemark Holdings, Inc.	6,401	93,775
World Wrestling Entertainment, Inc., Class A	2,771	122,118
		215,893
Equity Real Estate Investment Trusts (REITs) - 7.3%
American Campus Communities, Inc.	8,232	279,065
Brixmor Property Group, Inc.	17,749	209,438
Camden Property Trust	5,825	529,725
CoreSite Realty Corp.	2,414	295,594
Corporate Office Properties Trust	6,710	165,334
Cousins Properties, Inc.	8,885	265,217
CyrusOne, Inc.	6,892	575,689
Douglas Emmett, Inc.	9,861	275,319
EastGroup Properties, Inc.	2,336	311,062
EPR Properties	4,635	149,757
First Industrial Realty Trust, Inc.	7,610	324,566
GEO Group, Inc. (The)	7,260	81,022
Healthcare Realty Trust, Inc.	8,070	232,820
Highwoods Properties, Inc.	6,214	231,534
Hudson Pacific Properties, Inc.	9,174	215,406
JBG SMITH Properties	7,033	194,603
Kilroy Realty Corp.	6,332	370,549
Lamar Advertising Co., Class A	5,165	357,573
Life Storage, Inc.	2,805	295,731
Macerich Co. (The)(b)	6,955	55,153
Mack-Cali Realty Corp.	5,419	68,442
Medical Properties Trust, Inc.	31,601	587,147
National Retail Properties, Inc.	10,286	364,536
Omega Healthcare Investors, Inc.	13,572	420,325
Park Hotels & Resorts, Inc.	14,092	133,733
Pebblebrook Hotel Trust	7,829	98,802
Physicians Realty Trust	12,117	219,924
PotlatchDeltic Corp.	4,005	184,390
PS Business Parks, Inc.	1,200	151,440
Rayonier, Inc.	8,284	242,556
Rexford Industrial Realty, Inc.	7,300	350,254
Sabra Health Care REIT, Inc.	12,296	182,350
Service Properties Trust	9,845	80,827
Spirit Realty Capital, Inc.	6,158	218,671
STORE Capital Corp.	13,310	359,902
Taubman Centers, Inc.	3,685	141,135
Urban Edge Properties	6,622	69,928
Weingarten Realty Investors	7,203	125,836
		9,415,355
Food & Staples Retailing - 0.8%
BJ's Wholesale Club Holdings, Inc.*	7,379	327,701
Casey's General Stores, Inc.	2,200	391,270
Grocery Outlet Holding Corp.*	3,805	156,500
Sprouts Farmers Market, Inc.*	7,046	164,524
		1,039,995

Ultra MidCap400

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Food Products - 1.5%
Darling Ingredients, Inc.*	9,811	313,658
Flowers Foods, Inc.	11,516	281,681
Hain Celestial Group, Inc. (The)*	4,696	153,982
Ingredion, Inc.	4,006	322,243
Lancaster Colony Corp.	1,184	210,420
Pilgrim's Pride Corp.*	3,100	49,600
Post Holdings, Inc.*	3,833	337,381
Sanderson Farms, Inc.	1,183	138,364
Tootsie Roll Industries, Inc.	1,024	32,772
TreeHouse Foods, Inc.*	3,376	144,526
		1,984,627
Gas Utilities - 1.1%
National Fuel Gas Co.	5,406	246,730
New Jersey Resources Corp.	5,728	172,642
ONE Gas, Inc.	3,163	234,442
Southwest Gas Holdings, Inc.	3,296	207,219
Spire, Inc.	3,065	178,414
UGI Corp.	12,457	430,140
		1,469,587
Health Care Equipment & Supplies - 2.6%
Avanos Medical, Inc.*	2,856	92,534
Cantel Medical Corp.	2,220	116,506
Globus Medical, Inc., Class A*	4,526	255,810
Haemonetics Corp.*	3,014	270,235
Hill-Rom Holdings, Inc.	3,981	373,378
ICU Medical, Inc.*	1,158	231,878
Integra LifeSciences Holdings Corp.*	4,213	201,339
LivaNova plc*	2,908	136,385
Masimo Corp.*	2,977	666,848
NuVasive, Inc.*	3,066	159,831
Penumbra, Inc.*	1,977	413,490
Quidel Corp.*	2,287	402,420
		3,320,654
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc.*	5,322	164,503
Amedisys, Inc.*	1,937	468,560
Chemed Corp.	949	490,737
Encompass Health Corp.	5,946	387,917
HealthEquity, Inc.*	4,545	261,247
LHC Group, Inc.*	1,777	370,398
MEDNAX, Inc.*	5,108	94,907
Molina Healthcare, Inc.*	3,540	654,794
Patterson Cos., Inc.	5,158	149,634
Tenet Healthcare Corp.*	6,263	176,491
		3,219,188
Hotels, Restaurants & Leisure - 2.8%
Boyd Gaming Corp.	4,792	128,330
Caesars Entertainment, Inc.*	9,159	419,482
Choice Hotels International, Inc.	1,888	187,460
Churchill Downs, Inc.	2,098	366,647
Cracker Barrel Old Country Store, Inc.	1,416	189,333
Dunkin' Brands Group, Inc.	4,912	373,705
Jack in the Box, Inc.	1,355	111,638
Marriott Vacations Worldwide Corp.	2,186	206,950
Papa John's International, Inc.	1,333	131,021
Penn National Gaming, Inc.*	7,734	395,207
Scientific Games Corp.*	3,278	67,805
Six Flags Entertainment Corp.	4,714	102,435
Texas Roadhouse, Inc.	3,897	245,472
Wendy's Co. (The)	10,656	223,137
Wyndham Destinations, Inc.	5,092	147,617
Wyndham Hotels & Resorts, Inc.	5,568	291,540
		3,587,779
Household Durables - 1.3%
Helen of Troy Ltd.*	1,510	312,298
KB Home	5,205	186,131
Taylor Morrison Home Corp., Class A*	7,752	182,405
Tempur Sealy International, Inc.*	2,590	221,549
Toll Brothers, Inc.	6,914	291,909
TopBuild Corp.*	1,993	306,525
TRI Pointe Group, Inc.*	7,791	131,512
		1,632,329
Household Products - 0.1%
Energizer Holdings, Inc.	3,808	176,272

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.	3,285	430,171

Insurance - 3.7%
Alleghany Corp.	856	474,703
American Financial Group, Inc.	4,461	298,218
Brighthouse Financial, Inc.*	5,612	170,380
Brown & Brown, Inc.	14,069	652,802
CNO Financial Group, Inc.	8,591	140,033
First American Financial Corp.	6,665	350,379
Genworth Financial, Inc., Class A*	30,105	90,917
Hanover Insurance Group, Inc. (The)	2,273	232,960
Kemper Corp.	3,668	284,857
Mercury General Corp.	1,622	72,552
Old Republic International Corp.	17,092	275,352
Primerica, Inc.	2,439	304,509
Reinsurance Group of America, Inc.	4,056	371,854
RenaissanceRe Holdings Ltd.	3,009	552,874
RLI Corp.	2,391	224,252
Selective Insurance Group, Inc.	3,571	213,582
		4,710,224
Interactive Media & Services - 0.2%
TripAdvisor, Inc.	6,027	140,851
Yelp, Inc.*	3,914	90,492
		231,343
Internet & Direct Marketing Retail - 1.0%
Etsy, Inc.*	7,100	849,870
Grubhub, Inc.*	5,500	397,925
		1,247,795
IT Services - 1.7%
Alliance Data Systems Corp.	2,537	114,444
CACI International, Inc., Class A*	1,500	351,285
KBR, Inc.	8,504	212,515
LiveRamp Holdings, Inc.*	3,908	218,223
MAXIMUS, Inc.	3,667	284,376
Perspecta, Inc.	8,165	169,587
Sabre Corp.	18,613	130,105
Science Applications International Corp.	2,956	246,708
WEX, Inc.*	2,602	415,565
		2,142,808
Leisure Products - 0.7%
Brunswick Corp.	4,732	292,863
Mattel, Inc.*	20,751	222,970

Ultra MidCap400

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Polaris, Inc.	3,444	347,982
		863,815
Life Sciences Tools & Services - 1.8%
Bio-Techne Corp.	2,285	583,726
Charles River Laboratories International, Inc.*	2,961	648,311
PRA Health Sciences, Inc.*	3,806	406,899
Repligen Corp.*	2,815	436,072
Syneos Health, Inc.*	3,738	235,868
		2,310,876
Machinery - 3.7%
AGCO Corp.	3,717	264,279
Colfax Corp.*	5,026	167,265
Crane Co.	2,948	166,680
Donaldson Co., Inc.	7,545	379,966
Graco, Inc.	9,966	578,227
ITT, Inc.	5,163	324,288
Kennametal, Inc.	4,960	143,939
Lincoln Electric Holdings, Inc.	3,552	343,514
Middleby Corp. (The)*	3,325	325,518
Nordson Corp.	3,071	572,711
Oshkosh Corp.	4,071	313,508
Terex Corp.	3,813	74,620
Timken Co. (The)	4,042	219,036
Toro Co. (The)	6,412	482,695
Trinity Industries, Inc.	5,646	115,574
Woodward, Inc.	3,391	290,575
		4,762,395
Marine - 0.1%
Kirby Corp.*	3,592	152,444

Media - 1.0%
AMC Networks, Inc., Class A*	2,426	58,927
Cable One, Inc.	315	579,704
John Wiley & Sons, Inc., Class A	2,612	82,670
New York Times Co. (The), Class A	8,631	373,981
TEGNA, Inc.	13,071	163,649
		1,258,931
Metals & Mining - 1.4%
Allegheny Technologies, Inc.*	7,574	63,092
Commercial Metals Co.	7,121	148,615
Compass Minerals International, Inc.	2,028	115,454
Reliance Steel & Aluminum Co.	3,806	399,135
Royal Gold, Inc.	3,923	534,783
Steel Dynamics, Inc.	12,581	371,391
United States Steel Corp.(b)	13,174	103,153
Worthington Industries, Inc.	2,193	91,075
		1,826,698
Multiline Retail - 0.3%
Nordstrom, Inc.(b)	6,480	103,680
Ollie's Bargain Outlet Holdings, Inc.*	3,383	323,212
		426,892
Multi-Utilities - 0.5%
Black Hills Corp.	3,753	210,468
MDU Resources Group, Inc.	11,996	283,346
NorthWestern Corp.	3,021	156,004
		649,818
Oil, Gas & Consumable Fuels - 1.0%
Antero Midstream Corp.	16,817	113,851
Cimarex Energy Co.	6,113	169,819
CNX Resources Corp.*	11,200	122,752
EQT Corp.	15,314	243,033
Equitrans Midstream Corp.	24,311	249,917
Murphy Oil Corp.	8,744	120,143
PBF Energy, Inc., Class A	6,109	52,293
World Fuel Services Corp.	3,788	100,003
WPX Energy, Inc.*	24,426	135,809
		1,307,620
Paper & Forest Products - 0.3%
Domtar Corp.	3,301	94,145
Louisiana-Pacific Corp.	6,712	221,093
		315,238
Personal Products - 0.2%
Edgewell Personal Care Co.*	3,250	93,307
Nu Skin Enterprises, Inc., Class A	3,103	146,679
		239,986
Pharmaceuticals - 0.9%
Catalent, Inc.*	9,730	900,025
Nektar Therapeutics*	10,646	205,893
Prestige Consumer Healthcare, Inc.*	2,995	109,108
		1,215,026
Professional Services - 0.9%
ASGN, Inc.*	3,141	225,429
CoreLogic, Inc.	4,750	315,400
FTI Consulting, Inc.*	2,220	254,767
Insperity, Inc.	2,180	146,867
ManpowerGroup, Inc.	3,473	254,606
		1,197,069
Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	3,089	318,290

Road & Rail - 0.8%
Avis Budget Group, Inc.*	3,205	109,323
Knight-Swift Transportation Holdings, Inc.	7,314	332,494
Landstar System, Inc.	2,295	305,442
Ryder System, Inc.	3,215	131,493
Werner Enterprises, Inc.	3,430	157,814
		1,036,566
Semiconductors & Semiconductor Equipment - 4.1%
Cabot Microelectronics Corp.	1,738	264,680
Cirrus Logic, Inc.*	3,492	211,580
Cree, Inc.*	6,471	408,320
Enphase Energy, Inc.*	4,868	375,956
First Solar, Inc.*	4,561	349,327
MKS Instruments, Inc.	3,283	392,417
Monolithic Power Systems, Inc.	2,488	664,619
Semtech Corp.*	3,897	228,559
Silicon Laboratories, Inc.*	2,613	267,597
SolarEdge Technologies, Inc.*	2,969	656,594
Synaptics, Inc.*	2,035	173,647
Teradyne, Inc.	9,916	842,563
Universal Display Corp.	2,537	445,244
		5,281,103
Software - 3.0%
ACI Worldwide, Inc.*	6,935	203,750
Blackbaud, Inc.	2,969	189,571
CDK Global, Inc.	7,269	338,881
Ceridian HCM Holding, Inc.*	6,503	517,119
CommVault Systems, Inc.*	2,540	109,804
Fair Isaac Corp.*	1,730	727,967
J2 Global, Inc.*	2,712	189,813

Ultra MidCap400

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Manhattan Associates, Inc.*	3,798	369,355
Paylocity Holding Corp.*	2,152	316,882
PTC, Inc.*	6,230	569,484
Qualys, Inc.*	2,005	212,811
Teradata Corp.*	6,489	158,007
		3,903,444
Specialty Retail - 2.2%
Aaron's, Inc.	4,041	225,851
American Eagle Outfitters, Inc.	9,305	117,336
AutoNation, Inc.*	3,444	195,826
Dick's Sporting Goods, Inc.	3,898	210,960
Five Below, Inc.*(b)	3,334	364,906
Foot Locker, Inc.	6,238	189,199
Lithia Motors, Inc., Class A	1,321	328,876
Murphy USA, Inc.*	1,642	221,440
RH*	992	327,906
Sally Beauty Holdings, Inc.*	6,745	75,274
Urban Outfitters, Inc.*	4,212	99,150
Williams-Sonoma, Inc.	4,652	408,260
		2,764,984
Technology Hardware, Storage & Peripherals - 0.1%
NCR Corp.*	7,644	156,243

Textiles, Apparel & Luxury Goods - 0.7%
Carter's, Inc.	2,608	207,649
Columbia Sportswear Co.	1,702	145,640
Deckers Outdoor Corp.*	1,674	341,279
Skechers USA, Inc., Class A*	8,151	243,307
		937,875
Thrifts & Mortgage Finance - 0.5%
Essent Group Ltd.	6,616	236,191
New York Community Bancorp, Inc.	27,750	251,138
Washington Federal, Inc.	4,529	106,205
		593,534
Trading Companies & Distributors - 0.7%
GATX Corp.	2,088	139,646
MSC Industrial Direct Co., Inc., Class A	2,718	179,116
Univar Solutions, Inc.*	8,286	150,722
Watsco, Inc.	1,959	479,935
		949,419
Water Utilities - 0.4%
Essential Utilities, Inc.	13,338	566,865

Wireless Telecommunication Services - 0.1%
Telephone and Data Systems, Inc.	5,840	135,079

TOTAL COMMON STOCKS (Cost $102,506,748)		102,101,296

SECURITIES LENDING REINVESTMENTS(c) - 0.3%

INVESTMENT COMPANIES - 0.3%
BlackRock Liquidity FedFund, Institutional Class 0.01% (Cost $445,084)	445,084	445,084

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 23.7%

REPURCHASE AGREEMENTS(d) - 23.7%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $30,508,846 (Cost $30,508,789)	30,508,789	30,508,789

Total Investments - 103.4% (Cost $133,460,621)		133,055,169
Liabilities in excess of other assets - (3.4%)		(4,428,108)
Net Assets - 100.0%		128,627,061

Ultra MidCap400

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $32,164,714.
(b)	The security or a portion of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $537,033, collateralized in the form of cash with a value of $445,084 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $122,947 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.88%, and maturity dates ranging from September 10, 2020 – February 15, 2049; a total value of $568,031.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2020. The total value of securities purchased was $445,084.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra MidCap400

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	29	9/18/2020	USD	$5,581,050	$500,612

Swap Agreements

Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
21,471,955	11/6/2020	Bank of America NA	0.56%	S&P MidCap 400®	386,468
12,559,889	11/6/2020	BNP Paribas SA	0.56%	S&P MidCap 400®	612,051
14,449,050	11/6/2020	Citibank NA	0.51%	S&P MidCap 400®	(1,550,342)
15,371,863	11/8/2021	Credit Suisse International	0.41%	S&P MidCap 400®	(1,871,376)
12,493,612	12/7/2020	Goldman Sachs International	0.56%	S&P MidCap 400®	(2,343,996)
34,416,049	11/6/2020	Goldman Sachs International	0.31%	SPDR® S&P MidCap 400® ETF Trust	(389,471)
859,237	1/6/2021	Morgan Stanley & Co. International plc	(0.01)%	S&P MidCap 400®	(1,566,800)
18,718,262	1/6/2021	Societe Generale	0.28%	S&P MidCap 400®	(2,311,592)
19,160,833	11/6/2020	UBS AG	0.51%	S&P MidCap 400®	(4,237,855)
149,500,750					(13,272,913)
				Total Unrealized Appreciation	998,519
				Total Unrealized Depreciation	(14,271,432)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra MSCI Brazil Capped
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 71.3%

REPURCHASE AGREEMENTS(a) - 71.3%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $4,093,047
(Cost $4,093,041)	4,093,041	4,093,041

Total Investments - 71.3% (Cost $4,093,041)		4,093,041
Other assets less liabilities - 28.7%		1,644,586
Net Assets - 100.0%		5,737,627

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation ($)
366,463	1/8/2021	Bank of America NA	0.46%	iShares® MSCI Brazil Capped ETF	(656,866)
523,513	11/9/2021	Citibank NA	0.41%	iShares® MSCI Brazil Capped ETF	(218,722)
3,445,480	12/13/2021	Credit Suisse International	0.36%	iShares® MSCI Brazil Capped ETF	(285,654)
1,985,279	12/13/2021	Goldman Sachs International	0.46%	iShares® MSCI Brazil Capped ETF	(134,801)
77,470	11/9/2021	Morgan Stanley & Co. International plc	0.41%	iShares® MSCI Brazil Capped ETF	(35,816)
2,936,835	11/9/2021	Societe Generale	0.11%	iShares® MSCI Brazil Capped ETF	(181,033)
2,160,565	1/14/2022	UBS AG	0.16%	iShares® MSCI Brazil Capped ETF	(111,502)
11,495,605					(1,624,394)
				Total Unrealized Depreciation	(1,624,394)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MSCI EAFE
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 63.7%

REPURCHASE AGREEMENTS(a) - 63.7%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $4,950,147
(Cost $4,950,138)	4,950,138	4,950,138

Total Investments - 63.7% (Cost $4,950,138)		4,950,138
Other assets less liabilities - 36.3%		2,822,721
Net Assets - 100.0%		7,772,859

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra MSCI EAFE had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
4,208,341	1/8/2021	Bank of America NA	0.46%	iShares® MSCI EAFE ETF	2,106
2,172,988	11/9/2021	Citibank NA	0.51%	iShares® MSCI EAFE ETF	23,287
4,169,160	1/14/2022	Credit Suisse International	0.46%	iShares® MSCI EAFE ETF	98,954
2,250,927	11/9/2021	Goldman Sachs International	0.66%	iShares® MSCI EAFE ETF	495,109
2,327	11/9/2021	Morgan Stanley & Co. International plc	0.56%	iShares® MSCI EAFE ETF	(42,760)
27,919	11/9/2021	Societe Generale	0.61%	iShares® MSCI EAFE ETF	1,053
2,759,276	2/15/2022	UBS AG	0.36%	iShares® MSCI EAFE ETF	62,678
15,590,938					640,427
				Total Unrealized Appreciation	683,187
				Total Unrealized Depreciation	(42,760)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 67.4%

REPURCHASE AGREEMENTS(a) - 67.4%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $11,921,157
(Cost $11,921,137)	11,921,137	11,921,137

Total Investments - 67.4% (Cost $11,921,137)		11,921,137
Other assets less liabilities - 32.6%		5,778,532
Net Assets - 100.0%		17,699,669

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
2,313,634	11/6/2020	Bank of America NA	0.41%	iShares® MSCI Emerging Markets ETF	158,564
10,707	11/9/2021	Citibank NA	0.26%	iShares® MSCI Emerging Markets ETF	(307,786)
10,441,466	11/9/2021	Credit Suisse International	0.36%	iShares® MSCI Emerging Markets ETF	622,911
58,665	11/6/2020	Goldman Sachs International	0.01%	iShares® MSCI Emerging Markets ETF	(500,487)
104,929	11/9/2021	Morgan Stanley & Co. International plc	0.31%	iShares® MSCI Emerging Markets ETF	(28,319)
12,065,718	11/9/2021	Societe Generale	(0.14)%	iShares® MSCI Emerging Markets ETF	1,188,674
10,459,668	1/14/2022	UBS AG	(0.04)%	iShares® MSCI Emerging Markets ETF	314,798
35,454,787					1,448,355
				Total Unrealized Appreciation	2,284,947
				Total Unrealized Depreciation	(836,592)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MSCI Japan

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 25.5%

REPURCHASE AGREEMENTS(a) - 25.5%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $1,101,848
(Cost $1,101,846)	1,101,846	1,101,846

Total Investments - 25.5% (Cost $1,101,846)		1,101,846
Other assets less liabilities - 74.5%		3,211,255
Net Assets - 100.0%		4,313,101

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra MSCI Japan had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
28,771	1/8/2021	Bank of America NA	0.51%	iShares® MSCI Japan ETF	(130,656)
39,372	11/9/2021	Citibank NA	0.61%	iShares® MSCI Japan ETF	(150,573)
2,880,519	12/13/2021	Credit Suisse International	0.41%	iShares® MSCI Japan ETF	69,746
1,313,269	11/6/2020	Goldman Sachs International	0.56%	iShares® MSCI Japan ETF	554,281
123,104	11/6/2020	Morgan Stanley & Co. International plc	0.66%	iShares® MSCI Japan ETF	10,523
924,224	11/6/2020	Societe Generale	0.26%	iShares® MSCI Japan ETF	637,490
3,340,375	11/9/2021	UBS AG	0.16%	iShares® MSCI Japan ETF	780,494
8,649,634					1,771,305
				Total Unrealized Appreciation	2,052,534
				Total Unrealized Depreciation	(281,229)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Nasdaq Biotechnology
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 73.9%

Biotechnology - 58.4%
AC Immune SA*(b)	12,855	99,755
ACADIA Pharmaceuticals, Inc.*	27,883	1,103,888
Acceleron Pharma, Inc.*	10,676	1,040,590
ADMA Biologics, Inc.*(b)	15,447	39,390
Adverum Biotechnologies, Inc.*	16,995	207,339
Aeglea BioTherapeutics, Inc.*	7,977	58,033
Affimed NV*	13,642	47,065
Agios Pharmaceuticals, Inc.*	12,324	505,407
Aimmune Therapeutics, Inc.*(b)	11,672	399,416
Akcea Therapeutics, Inc.*(b)	18,160	331,965
Akebia Therapeutics, Inc.*	25,272	263,082
Akero Therapeutics, Inc.*	6,203	202,218
Alector, Inc.*	14,140	182,689
Alexion Pharmaceuticals, Inc.*	39,504	4,512,147
Alkermes plc*	28,398	469,703
Allakos, Inc.*(b)	8,725	781,585
Allogene Therapeutics, Inc.*	24,828	885,118
Alnylam Pharmaceuticals, Inc.*	20,541	2,724,558
Amarin Corp. plc, ADR*	64,010	496,718
Amgen, Inc.	57,367	14,532,208
Amicus Therapeutics, Inc.*	46,094	672,972
AnaptysBio, Inc.*	4,880	84,570
Apellis Pharmaceuticals, Inc.*	13,510	416,513
Ardelyx, Inc.*	15,932	91,450
Arena Pharmaceuticals, Inc.*	9,989	697,439
Argenx SE, ADR*	4,718	1,091,132
Arrowhead Pharmaceuticals, Inc.*	18,206	769,021
Ascendis Pharma A/S, ADR*	8,256	1,223,374
Assembly Biosciences, Inc.*	5,854	128,027
Atara Biotherapeutics, Inc.*	12,805	172,611
Athenex, Inc.*	14,602	167,777
Atreca, Inc., Class A*	3,971	56,468
Aurinia Pharmaceuticals, Inc.*	22,508	333,794
Autolus Therapeutics plc, ADR*	6,036	88,548
Avrobio, Inc.*	6,447	111,662
BeiGene Ltd., ADR*	7,535	1,820,230
BioCryst Pharmaceuticals, Inc.*	30,961	128,488
Biogen, Inc.*	21,455	6,171,316
BioMarin Pharmaceutical, Inc.*	32,351	2,524,349
Bluebird Bio, Inc.*	11,581	686,753
Blueprint Medicines Corp.*	9,694	750,606
Bridgebio Pharma, Inc.*(b)	21,713	648,350
Castle Biosciences, Inc.*	3,463	158,363
Cellectis SA, ADR*	3,139	57,915
ChemoCentryx, Inc.*	12,279	656,926
China Biologic Products Holdings, Inc.*	6,883	726,501
Coherus Biosciences, Inc.*	12,686	240,653
Corbus Pharmaceuticals Holdings, Inc.*(b)	12,969	120,417
CRISPR Therapeutics AG*	12,235	1,143,483
Cytokinetics, Inc.*	12,108	290,108
CytomX Therapeutics, Inc.*	8,215	59,969
Deciphera Pharmaceuticals, Inc.*	9,994	449,830
Denali Therapeutics, Inc.*	18,896	602,782
Dicerna Pharmaceuticals, Inc.*	13,224	244,908
Eagle Pharmaceuticals, Inc.*	2,449	97,176
Editas Medicine, Inc.*	10,954	385,909
Eidos Therapeutics, Inc.*	6,893	298,329
Eiger BioPharmaceuticals, Inc.*	4,483	50,075
Enanta Pharmaceuticals, Inc.*	3,580	186,840
Epizyme, Inc.*	18,078	235,014
Esperion Therapeutics, Inc.*(b)	4,942	178,406
Exelixis, Inc.*	54,859	1,218,967
Fate Therapeutics, Inc.*	15,523	565,037
FibroGen, Inc.*	15,941	714,635
Flexion Therapeutics, Inc.*	8,551	99,705
G1 Therapeutics, Inc.*	6,750	103,613
Galapagos NV, ADR*(b)	1,244	165,651
Genmab A/S, ADR*	7,651	288,902
Geron Corp.*	54,993	112,736
Gilead Sciences, Inc.	169,329	11,302,711
Global Blood Therapeutics, Inc.*	10,902	684,428
GlycoMimetics, Inc.*	7,796	28,767
Gossamer Bio, Inc.*	13,558	188,456
Grifols SA, ADR	22,754	364,747
Gritstone Oncology, Inc.*	6,665	22,061
Halozyme Therapeutics, Inc.*	24,298	704,521
Homology Medicines, Inc.*	8,089	85,986
ImmunoGen, Inc.*	31,201	115,444
Immunomedics, Inc.*	41,308	1,840,684
Incyte Corp.*	38,886	3,746,666
Inovio Pharmaceuticals, Inc.*(b)	28,282	339,101
Insmed, Inc.*	18,075	509,534
Intellia Therapeutics, Inc.*	10,172	219,512
Intercept Pharmaceuticals, Inc.*	5,892	293,893
Ionis Pharmaceuticals, Inc.*	24,925	1,358,412
Iovance Biotherapeutics, Inc.*	25,724	857,381
Ironwood Pharmaceuticals, Inc.*	28,511	287,961
Karuna Therapeutics, Inc.*	4,674	357,094
Karyopharm Therapeutics, Inc.*	13,080	198,947
Kodiak Sciences, Inc.*	7,959	418,564
Kura Oncology, Inc.*	9,756	242,827
Lexicon Pharmaceuticals, Inc.*(b)	19,136	33,488
Ligand Pharmaceuticals, Inc.*(b)	2,870	292,740
MacroGenics, Inc.*	9,673	279,937
Magenta Therapeutics, Inc.*	8,606	62,566
MannKind Corp.*(b)	38,129	66,344
MeiraGTx Holdings plc*	6,684	86,959
Mirati Therapeutics, Inc.*	7,808	1,166,281
Moderna, Inc.*	69,514	4,510,763
Momenta Pharmaceuticals, Inc.*	21,057	1,098,544
Myriad Genetics, Inc.*	13,337	178,316
Neurocrine Biosciences, Inc.*	16,613	1,934,085
OPKO Health, Inc.*(b)	119,828	388,243
Orchard Therapeutics plc, ADR*	10,631	63,042
PDL BioPharma, Inc.*	20,850	69,848
Precigen, Inc.*(b)	30,593	185,088
Precision BioSciences, Inc.*	9,277	52,322
Prevail Therapeutics, Inc.*	6,117	74,933
Principia Biopharma, Inc.*	5,911	591,159
ProQR Therapeutics NV*	8,900	56,070
Protagonist Therapeutics, Inc.*	6,159	137,962
Prothena Corp. plc*	7,141	92,547
PTC Therapeutics, Inc.*	11,248	555,932
Puma Biotechnology, Inc.*	7,042	72,462
Radius Health, Inc.*	8,298	102,729
Regeneron Pharmaceuticals, Inc.*	17,646	10,939,285
REGENXBIO, Inc.*	6,661	203,294
Retrophin, Inc.*	8,883	174,018
Rhythm Pharmaceuticals, Inc.*	7,887	232,745
Rigel Pharmaceuticals, Inc.*	30,157	75,091
Rocket Pharmaceuticals, Inc.*	9,867	252,299
Rubius Therapeutics, Inc.*(b)	14,396	69,317

Ultra Nasdaq Biotechnology
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Sage Therapeutics, Inc.*	9,287	487,010
Sangamo Therapeutics, Inc.*	25,202	278,104
Sarepta Therapeutics, Inc.*	13,953	2,042,998
Scholar Rock Holding Corp.*	5,345	80,710
Seattle Genetics, Inc.*	30,967	4,903,315
Seres Therapeutics, Inc.*	15,948	422,463
Solid Biosciences, Inc.*(b)	8,241	19,696
Spectrum Pharmaceuticals, Inc.*	24,690	103,945
Stoke Therapeutics, Inc.*	5,899	173,254
Syros Pharmaceuticals, Inc.*	8,175	108,319
Translate Bio, Inc.*	13,233	186,453
Turning Point Therapeutics, Inc.*	7,395	578,141
Twist Bioscience Corp.*	7,332	512,727
Ultragenyx Pharmaceutical, Inc.*	10,689	909,206
uniQure NV*	7,926	323,143
United Therapeutics Corp.*	7,875	842,310
UNITY Biotechnology, Inc.*	8,791	27,604
UroGen Pharma Ltd.*	3,924	98,453
Vanda Pharmaceuticals, Inc.*	9,759	100,420
Veracyte, Inc.*	10,114	336,897
Vertex Pharmaceuticals, Inc.*	45,359	12,660,604
Voyager Therapeutics, Inc.*	6,654	78,451
XBiotech, Inc.*(b)	5,162	97,665
Xencor, Inc.*	10,198	364,578
Y-mAbs Therapeutics, Inc.*	7,111	305,986
Zai Lab Ltd., ADR*	9,586	760,841
		132,240,573
Chemicals - 0.0%(c)
Amyris, Inc.*(b)	36,605	120,064

Health Care Equipment & Supplies - 0.8%
Axonics Modulation Technologies, Inc.*	6,999	295,778
Cerus Corp.*	29,337	186,876
Novocure Ltd.*	17,969	1,486,935
		1,969,589
Health Care Providers & Services - 0.8%
Guardant Health, Inc.*	16,920	1,615,860
PetIQ, Inc.*	4,354	153,174
		1,769,034
Life Sciences Tools & Services - 7.2%
Adaptive Biotechnologies Corp.*	22,700	944,547
Bio-Techne Corp.	6,837	1,746,580
Compugen Ltd.*(b)	13,643	235,888
Illumina, Inc.*	25,716	9,186,270
Luminex Corp.	8,191	218,618
Medpace Holdings, Inc.*	6,329	821,441
NanoString Technologies, Inc.*	6,748	273,159
Pacific Biosciences of California, Inc.*	27,562	181,909
Personalis, Inc.*	6,870	156,773
PRA Health Sciences, Inc.*	11,399	1,218,667
Quanterix Corp.*	5,065	180,314
Syneos Health, Inc.*	18,632	1,175,679
		16,339,845
Pharmaceuticals - 6.7%
Aerie Pharmaceuticals, Inc.*	8,314	91,454
AMAG Pharmaceuticals, Inc.*(b)	6,131	63,517
Amphastar Pharmaceuticals, Inc.*	8,265	168,441
ANI Pharmaceuticals, Inc.*	2,205	69,149
Arvinas, Inc.*	7,004	181,754
Axsome Therapeutics, Inc.*	6,633	486,265
BioDelivery Sciences International, Inc.*	17,870	69,872
Cara Therapeutics, Inc.*	8,371	129,750
Chiasma, Inc.*	9,797	53,786
Collegium Pharmaceutical, Inc.*	6,143	117,086
Cymabay Therapeutics, Inc.*	12,323	79,730
Endo International plc*	41,092	123,687
Evolus, Inc.*(b)	6,034	23,291
EyePoint Pharmaceuticals, Inc.*(b)	22,314	11,940
GW Pharmaceuticals plc, ADR*(b)	5,328	553,846
Horizon Therapeutics plc*	38,903	2,922,393
Hutchison China MediTech Ltd., ADR*	8,742	290,409
Innoviva, Inc.*	18,125	212,244
Intra-Cellular Therapies, Inc.*	11,888	216,599
Jazz Pharmaceuticals plc*	9,899	1,330,327
Mylan NV*	92,477	1,514,773
MyoKardia, Inc.*	9,431	1,032,129
Nektar Therapeutics*	31,841	615,805
NGM Biopharmaceuticals, Inc.*	12,191	227,362
Omeros Corp.*(b)	9,752	116,536
Optinose, Inc.*(b)	8,212	37,365
Osmotica Pharmaceuticals plc*	10,535	62,578
Pacira BioSciences, Inc.*	7,536	471,151
Reata Pharmaceuticals, Inc., Class A*	5,039	528,843
resTORbio, Inc.*(b)	6,521	14,868
Revance Therapeutics, Inc.*	11,743	343,248
Sanofi, ADR	39,237	1,984,607
SIGA Technologies, Inc.*	14,500	100,775
Supernus Pharmaceuticals, Inc.*	9,399	206,684
TherapeuticsMD, Inc.*(b)	48,603	70,960
Theravance Biopharma, Inc.*	11,286	206,872
Tricida, Inc.*	8,936	94,453
WaVe Life Sciences Ltd.*	6,243	78,225
Xeris Pharmaceuticals, Inc.*(b)	8,051	37,880
Zogenix, Inc.*	9,901	234,357
		15,175,011
TOTAL COMMON STOCKS (Cost $177,391,770)		167,614,116

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(c)

Biotechnology - 0.0%(c)
Achillion Pharmaceuticals, Inc., CVR*(d)(e) (Cost $11,641)	25,307	11,641

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(f) - 1.2%

INVESTMENT COMPANIES - 1.2%
BlackRock Liquidity FedFund, Institutional Class 0.01% (Cost $2,616,865)	2,616,865	2,616,865

Ultra Nasdaq Biotechnology
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 4.3%

REPURCHASE AGREEMENTS(g) - 4.3%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $9,640,543
(Cost $9,640,527)	9,640,527	9,640,527

Total Investments - 79.4% (Cost $189,660,803)		179,883,149
Other assets less liabilities - 20.6%		46,574,750
Net Assets - 100.0%		226,457,899

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $31,387,495.
(b)	The security or a portion of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $3,588,247, collateralized in the form of cash with a value of $2,616,865 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $761,298 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 4.63%, and maturity dates ranging from September 10, 2020 – May 15, 2050; a total value of $3,378,163. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
(c)	Represents less than 0.05% of net assets.
(d)	Security fair valued as of August 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2020 amounted to $11,641, which represents approximately 0.01% of net assets of the Fund.
(e)	Illiquid security.
(f)	The security was purchased with cash collateral held from securities on loan at August 31, 2020. The total value of securities purchased was $2,616,865.
(g)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights - No defined expiration

Ultra Nasdaq Biotechnology
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Swap Agreements

Ultra Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
29,266,171	11/6/2020	Bank of America NA	(0.21)%	iShares® Nasdaq Biotechnology ETF	(210,459)
39,390,731	12/7/2020	Bank of America NA	0.26%	NASDAQ Biotechnology Index®	7,044,423
19,415,095	11/6/2020	Citibank NA	0.26%	NASDAQ Biotechnology Index®	3,397,377
17,641,950	11/8/2021	Credit Suisse International	0.16%	NASDAQ Biotechnology Index®	2,530,320
11,397,577	12/7/2020	Goldman Sachs International	0.61%	NASDAQ Biotechnology Index®	3,245,187
42,294,398	12/7/2020	Goldman Sachs International	0.14%	iShares® Nasdaq Biotechnology ETF	5,575,962
8,255,094	1/6/2021	Morgan Stanley & Co. International plc	0.11%	iShares® Nasdaq Biotechnology ETF	1,244,912
9,074,586	1/6/2021	Morgan Stanley & Co. International plc	0.51%	NASDAQ Biotechnology Index®	1,015,063
43,390,927	1/6/2021	Societe Generale	0.46%	NASDAQ Biotechnology Index®	3,189,839
65,218,523	11/8/2021	UBS AG	0.16%	NASDAQ Biotechnology Index®	4,882,189
285,345,052					31,914,813
				Total Unrealized Appreciation	32,125,272
				Total Unrealized Depreciation	(210,459)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Oil & Gas

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 86.1%

Electric Utilities - 0.7%
OGE Energy Corp.	25,144	801,088

Energy Equipment & Services - 7.5%
Baker Hughes Co.	82,276	1,174,901
ChampionX Corp.*	23,354	239,145
Core Laboratories NV	5,584	116,873
Halliburton Co.	110,192	1,782,907
Helmerich & Payne, Inc.	13,492	222,348
National Oilwell Varco, Inc.	48,764	585,168
Patterson-UTI Energy, Inc.	23,427	90,194
Schlumberger NV	174,318	3,313,785
TechnipFMC plc	52,831	406,799
Transocean Ltd.*(b)	72,563	88,527
		8,020,647
Oil, Gas & Consumable Fuels - 77.2%
Apache Corp.	47,408	701,638
Cabot Oil & Gas Corp.	50,064	949,714
Cheniere Energy, Inc.*	28,816	1,499,873
Chevron Corp.	234,505	19,682,005
Cimarex Energy Co.	12,825	356,279
Concho Resources, Inc.	24,707	1,284,270
ConocoPhillips	134,705	5,103,972
Continental Resources, Inc.(b)	10,549	181,232
CVR Energy, Inc.	3,663	61,135
Delek US Holdings, Inc.	9,230	145,188
Devon Energy Corp.	48,069	522,510
Diamondback Energy, Inc.	19,823	772,304
EOG Resources, Inc.	73,109	3,314,762
EQT Corp.	32,098	509,395
Equitrans Midstream Corp.	51,050	524,794
Exxon Mobil Corp.	531,243	21,217,846
Hess Corp.	32,792	1,509,744
HollyFrontier Corp.	18,707	446,536
Kinder Morgan, Inc.	244,290	3,376,088
Marathon Oil Corp.	99,268	524,135
Marathon Petroleum Corp.	81,676	2,896,231
Matador Resources Co.*(b)	13,763	133,914
Murphy Oil Corp.	18,347	252,088
Noble Energy, Inc.	60,254	599,527
Occidental Petroleum Corp.	113,048	1,440,232
ONEOK, Inc.	55,211	1,517,198
Ovintiv, Inc.	32,635	361,596
Parsley Energy, Inc., Class A	38,891	418,078
PBF Energy, Inc., Class A	12,811	109,662
Phillips 66	54,850	3,207,080
Pioneer Natural Resources Co.	20,708	2,152,182
Targa Resources Corp.	29,281	498,070
Valero Energy Corp.	51,217	2,693,502
Williams Cos., Inc. (The)	152,386	3,163,533
World Fuel Services Corp.	7,953	209,959
WPX Energy, Inc.*	51,260	285,006
		82,621,278
Semiconductors & Semiconductor Equipment - 0.7%
First Solar, Inc.*	9,577	733,502

TOTAL COMMON STOCKS (Cost $84,984,811)		92,176,515

SECURITIES LENDING REINVESTMENTS(c) - 0.2%

INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity FedFund, Institutional Class 0.01% (Cost $162,865)	162,865	162,865

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 14.3%

REPURCHASE AGREEMENTS(d) - 14.3%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $15,287,982
(Cost $15,287,954)	15,287,954	15,287,954

Total Investments - 100.6% (Cost $100,435,630)		107,627,334
Liabilities in excess of other assets - (0.6%)		(678,966)
Net Assets - 100.0%		106,948,368

Ultra Oil & Gas

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $27,779,739.
(b)	The security or a portion of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $165,659, collateralized in the form of cash with a value of $162,865 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $18,678 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.63%, and maturity dates ranging from October 8, 2020 – May 15, 2048; a total value of $181,543.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2020. The total value of securities purchased was $162,865.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Oil & Gas had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
19,066,016	12/7/2020	Bank of America NA	0.46%	Dow Jones U.S. Oil & GasSM Index	(1,004,489)
23,228,640	12/7/2020	Bank of America NA	0.16%	iShares® U.S. Energy ETF	1,998,267
5,489,243	11/6/2020	Citibank NA	0.41%	Dow Jones U.S. Oil & GasSM Index	(3,336,234)
3,967,606	11/8/2021	Credit Suisse International	0.46%	Dow Jones U.S. Oil & GasSM Index	(3,486,488)
13,649,687	12/7/2020	Goldman Sachs International	0.61%	Dow Jones U.S. Oil & GasSM Index	(2,181,161)
14,909,244	12/7/2020	Goldman Sachs International	0.14%	iShares® U.S. Energy ETF	(4,857,770)
1,347,200	1/6/2021	Morgan Stanley & Co. International plc	0.21%	iShares® U.S. Energy ETF	(671,130)
2,836,469	1/6/2021	Morgan Stanley & Co. International plc	(0.10)%	Dow Jones U.S. Oil & GasSM Index	(1,268,186)
20,739,837	1/6/2021	Societe Generale	0.66%	Dow Jones U.S. Oil & GasSM Index	(6,370,933)
16,740,932	11/8/2021	UBS AG	0.16%	Dow Jones U.S. Oil & GasSM Index	193,980
121,974,874					(20,984,144)
				Total Unrealized Appreciation	2,192,247
				Total Unrealized Depreciation	(23,176,391)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra QQQ

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 66.2%

Automobiles - 2.5%
Tesla, Inc.*	178,515	88,957,595

Beverages - 1.3%
Monster Beverage Corp.*	101,406	8,503,907
PepsiCo, Inc.	267,192	37,422,912
		45,926,819
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc.*	42,525	4,857,205
Amgen, Inc.	113,295	28,699,889
Biogen, Inc.*	31,429	9,040,238
BioMarin Pharmaceutical, Inc.*	34,827	2,717,551
Gilead Sciences, Inc.	241,572	16,124,931
Incyte Corp.*	41,868	4,033,982
Moderna, Inc.*	74,959	4,864,089
Regeneron Pharmaceuticals, Inc.*	19,425	12,042,140
Seattle Genetics, Inc.*	33,338	5,278,739
Vertex Pharmaceuticals, Inc.*	49,930	13,936,462
		101,595,226
Commercial Services & Supplies - 0.3%
Cintas Corp.	20,036	6,676,797
Copart, Inc.*	45,235	4,673,680
		11,350,477
Communications Equipment - 1.0%
Cisco Systems, Inc.	812,944	34,322,496

Diversified Telecommunication Services - 0.1%
Liberty Global plc, Class A*	35,098	820,240
Liberty Global plc, Class C*	79,260	1,823,773
		2,644,013
Electric Utilities - 0.4%
Exelon Corp.	187,647	6,926,051
Xcel Energy, Inc.	101,136	7,026,423
		13,952,474
Electronic Equipment, Instruments & Components - 0.1%
CDW Corp.	27,411	3,115,260

Entertainment - 2.1%
Activision Blizzard, Inc.	148,375	12,392,280
Electronic Arts, Inc.*	55,595	7,753,835
NetEase, Inc., ADR	14,262	6,948,589
Netflix, Inc.*	84,699	44,853,202
Take-Two Interactive Software, Inc.*	21,941	3,756,080
		75,703,986
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	85,069	29,575,088
Walgreens Boots Alliance, Inc.	168,934	6,422,871
		35,997,959
Food Products - 0.7%
Kraft Heinz Co. (The)	235,303	8,245,017
Mondelez International, Inc., Class A	274,849	16,056,679
		24,301,696
Health Care Equipment & Supplies - 1.0%
Align Technology, Inc.*	15,172	4,505,781
DexCom, Inc.*	17,789	7,567,618
IDEXX Laboratories, Inc.*	16,354	6,395,395
Intuitive Surgical, Inc.*	22,455	16,411,012
		34,879,806
Health Care Technology - 0.1%
Cerner Corp.	58,612	4,300,362

Hotels, Restaurants & Leisure - 0.7%
Marriott International, Inc., Class A	62,430	6,424,671
Starbucks Corp.	225,063	19,011,072
		25,435,743
Interactive Media & Services - 7.9%
Alphabet, Inc., Class A*	51,944	84,644,306
Alphabet, Inc., Class C*	50,734	82,908,488
Baidu, Inc., ADR*	52,963	6,597,601
Facebook, Inc., Class A*	362,977	106,424,857
		280,575,252
Internet & Direct Marketing Retail - 8.9%
Amazon.com, Inc.*	75,303	259,867,641
Booking Holdings, Inc.*	7,885	15,063,898
eBay, Inc.	135,385	7,416,390
Expedia Group, Inc.	26,087	2,560,439
JD.com, Inc., ADR*	178,775	14,058,866
MercadoLibre, Inc.*	9,574	11,188,081
Pinduoduo, Inc., ADR*	53,288	4,739,435
Trip.com Group Ltd., ADR*	100,884	3,050,732
		317,945,482
IT Services - 2.4%
Automatic Data Processing, Inc.	82,768	11,512,201
Cognizant Technology Solutions Corp., Class A	104,110	6,960,794
Fiserv, Inc.*	128,922	12,838,053
Paychex, Inc.	69,078	5,282,395
PayPal Holdings, Inc.*	226,062	46,148,297
VeriSign, Inc.*	22,252	4,779,729
		87,521,469
Life Sciences Tools & Services - 0.3%
Illumina, Inc.*	28,304	10,110,755

Machinery - 0.2%
PACCAR, Inc.	66,565	5,713,940

Media - 2.0%
Charter Communications, Inc., Class A*	39,760	24,476,654
Comcast Corp., Class A	877,164	39,305,719
Fox Corp., Class A	65,983	1,838,286
Fox Corp., Class B	50,279	1,397,756
Sirius XM Holdings, Inc.	843,342	4,950,418
		71,968,833
Multiline Retail - 0.1%
Dollar Tree, Inc.*	45,689	4,398,480

Professional Services - 0.2%
Verisk Analytics, Inc.	31,247	5,832,877

Road & Rail - 0.3%
CSX Corp.	147,409	11,270,892

Semiconductors & Semiconductor Equipment - 7.8%
Advanced Micro Devices, Inc.*	225,551	20,484,542
Analog Devices, Inc.	70,953	8,292,986
Applied Materials, Inc.	176,502	10,872,523

Ultra QQQ

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
ASML Holding NV (Registered), NYRS	14,803	5,538,986
Broadcom, Inc.	76,992	26,727,773
Intel Corp.	815,399	41,544,579
KLA Corp.	29,857	6,124,865
Lam Research Corp.	27,946	9,399,358
Maxim Integrated Products, Inc.	51,343	3,513,915
Microchip Technology, Inc.	47,271	5,185,629
Micron Technology, Inc.*	214,147	9,745,830
NVIDIA Corp.	118,417	63,350,727
NXP Semiconductors NV	53,701	6,753,438
QUALCOMM, Inc.	216,613	25,798,608
Skyworks Solutions, Inc.	32,132	4,654,320
Texas Instruments, Inc.	176,749	25,124,870
Xilinx, Inc.	46,829	4,877,709
		277,990,658
Software - 11.0%
Adobe, Inc.*	92,788	47,636,431
ANSYS, Inc.*	16,486	5,588,919
Autodesk, Inc.*	42,198	10,368,049
Cadence Design Systems, Inc.*	53,745	5,960,858
Check Point Software Technologies Ltd.*	27,536	3,476,695
Citrix Systems, Inc.	23,774	3,451,985
DocuSign, Inc.*	35,268	7,864,764
Intuit, Inc.	50,214	17,343,414
Microsoft Corp.	1,144,831	258,193,735
Splunk, Inc.*	30,591	6,709,524
Synopsys, Inc.*	29,048	6,428,322
Workday, Inc., Class A*	33,505	8,031,484
Zoom Video Communications, Inc., Class A*	32,254	10,485,775
		391,539,955
Specialty Retail - 0.4%
O'Reilly Automotive, Inc.*	14,293	6,655,250
Ross Stores, Inc.*	68,444	6,233,880
Ulta Beauty, Inc.*	10,847	2,518,456
		15,407,586
Technology Hardware, Storage & Peripherals - 9.5%
Apple, Inc.	2,616,820	337,674,453
Western Digital Corp.	57,721	2,217,641
		339,892,094
Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica, Inc.*	23,948	8,996,545

Trading Companies & Distributors - 0.1%
Fastenal Co.	110,339	5,391,163

Wireless Telecommunication Services - 0.8%
T-Mobile US, Inc.*	237,992	27,768,907

TOTAL COMMON STOCKS (Cost $1,746,769,868)		2,364,808,800

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 2.8%

REPURCHASE AGREEMENTS(b) - 2.8%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $100,873,167
(Cost $100,872,990)	100,872,990	100,872,990

Total Investments - 69.0% (Cost $1,847,642,858)		2,465,681,790
Other assets less liabilities - 31.0%		1,106,778,149
Net Assets - 100.0%		3,572,459,939

Ultra QQQ

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $407,843,466.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

Ultra QQQ

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Futures Contracts Purchased

Ultra QQQ had the following open long futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	1,633	9/18/2020	USD	$394,949,215	$53,848,467

Swap Agreements

Ultra QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
555,799,504	12/7/2020	Bank of America NA	(0.04)%	NASDAQ-100 Index®	167,349,754
668,159,430	11/6/2020	BNP Paribas SA	0.66%	NASDAQ-100 Index®	177,864,049
40,825,170	11/6/2020	Citibank NA	0.41%	NASDAQ-100 Index®	(13,177,384)
303,657,661	11/6/2020	Credit Suisse International	0.36%	NASDAQ-100 Index®	43,290,615
148,416,628	12/6/2021	Goldman Sachs International	0.66%	NASDAQ-100 Index®	74,327,809
663,648,283	12/7/2020	Goldman Sachs International	0.46%	PowerShares QQQ TrustSM, Series 1	229,416,904
71,646,901	1/6/2021	Morgan Stanley & Co. International plc	0.23%	NASDAQ-100 Index®	8,081,813
579,558,376	1/6/2021	Morgan Stanley & Co. International plc	0.56%	PowerShares QQQ TrustSM, Series 1	68,722,289
526,803,339	1/6/2021	Societe Generale	0.41%	NASDAQ-100 Index®	81,204,738
825,678,812	11/6/2020	UBS AG	0.96%	NASDAQ-100 Index®	241,700,094
4,384,194,104					1,078,780,681
				Total Unrealized Appreciation	1,091,958,065
				Total Unrealized Depreciation	(13,177,384)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra Real Estate
Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 73.4%

Equity Real Estate Investment Trusts (REITs) - 67.4%
Acadia Realty Trust	4,531	51,382
Alexandria Real Estate Equities, Inc.	6,643	1,118,548
American Campus Communities, Inc.	7,244	245,572
American Homes 4 Rent, Class A	13,438	384,864
American Tower Corp.	23,336	5,814,164
Americold Realty Trust	10,542	404,286
Apartment Investment and Management Co., Class A	7,839	282,439
Apple Hospitality REIT, Inc.	11,046	112,338
AvalonBay Communities, Inc.	7,408	1,170,909
Boston Properties, Inc.	7,606	660,733
Brandywine Realty Trust	8,975	99,892
Brixmor Property Group, Inc.	15,605	184,139
Camden Property Trust	5,126	466,159
Colony Capital, Inc.*	25,330	68,644
Columbia Property Trust, Inc.	6,023	71,071
CoreCivic, Inc.	6,296	58,616
CoreSite Realty Corp.	2,123	259,961
Corporate Office Properties Trust	5,905	145,499
Cousins Properties, Inc.	7,819	233,397
Crown Castle International Corp.	21,938	3,581,379
CubeSmart	10,191	322,239
CyrusOne, Inc.	6,064	506,526
DiamondRock Hospitality Co.	10,489	55,592
Digital Realty Trust, Inc.	14,123	2,198,245
Diversified Healthcare Trust	12,522	47,584
Douglas Emmett, Inc.	8,678	242,290
Duke Realty Corp.	19,391	747,523
EastGroup Properties, Inc.	2,056	273,777
EPR Properties	4,078	131,760
Equinix, Inc.	4,659	3,679,585
Equity Commonwealth	6,396	200,770
Equity LifeStyle Properties, Inc.	9,588	635,589
Equity Residential	18,412	1,039,357
Essex Property Trust, Inc.	3,443	745,444
Extra Space Storage, Inc.	6,796	724,114
Federal Realty Investment Trust	3,703	293,426
First Industrial Realty Trust, Inc.	6,696	285,584
Gaming and Leisure Properties, Inc.	10,881	395,524
GEO Group, Inc. (The)	6,388	71,290
Healthcare Realty Trust, Inc.	7,102	204,893
Healthcare Trust of America, Inc., Class A	11,501	303,511
Healthpeak Properties, Inc.	28,335	783,179
Highwoods Properties, Inc.	5,468	203,738
Host Hotels & Resorts, Inc.	37,092	416,543
Hudson Pacific Properties, Inc.	8,069	189,460
Invitation Homes, Inc.	28,624	819,505
Iron Mountain, Inc.	15,154	455,984
JBG SMITH Properties	6,189	171,250
Kilroy Realty Corp.	5,574	326,191
Kimco Realty Corp.	22,768	272,988
Lamar Advertising Co., Class A	4,545	314,650
Lexington Realty Trust	14,541	165,331
Life Storage, Inc.	2,469	260,307
Macerich Co. (The)(b)	6,121	48,540
Mack-Cali Realty Corp.	4,770	60,245
Medical Properties Trust, Inc.	27,811	516,728
Mid-America Apartment Communities, Inc.	6,019	704,945
National Health Investors, Inc.	2,350	146,288
National Retail Properties, Inc.	9,052	320,803
Omega Healthcare Investors, Inc.	11,940	369,782
Outfront Media, Inc.	7,598	128,634
Paramount Group, Inc.	10,038	74,281
Park Hotels & Resorts, Inc.	12,401	117,686
Pebblebrook Hotel Trust	6,882	86,851
Physicians Realty Trust	10,663	193,534
Piedmont Office Realty Trust, Inc., Class A	6,627	101,459
PotlatchDeltic Corp.	3,524	162,245
Prologis, Inc.	38,891	3,961,437
PS Business Parks, Inc.	1,056	133,267
Public Storage	7,913	1,680,721
Rayonier, Inc.	7,289	213,422
Realty Income Corp.	18,076	1,121,254
Regency Centers Corp.	8,930	354,610
Retail Properties of America, Inc., Class A	11,271	71,120
Rexford Industrial Realty, Inc.	6,459	309,903
RLJ Lodging Trust	8,690	82,034
Ryman Hospitality Properties, Inc.	2,896	110,511
Sabra Health Care REIT, Inc.	10,821	160,475
SBA Communications Corp.	5,875	1,798,161
Service Properties Trust	8,652	71,033
Simon Property Group, Inc.	16,085	1,091,367
SITE Centers Corp.	7,829	58,796
SL Green Realty Corp.	4,028	188,349
Spirit Realty Capital, Inc.	5,420	192,464
STORE Capital Corp.	11,710	316,638
Sun Communities, Inc.	5,173	771,191
Sunstone Hotel Investors, Inc.	11,350	94,546
Taubman Centers, Inc.	3,243	124,207
UDR, Inc.	15,522	540,321
Urban Edge Properties	5,829	61,554
Ventas, Inc.	19,638	809,282
VEREIT, Inc.	56,738	381,279
VICI Properties, Inc.	24,668	551,083
Vornado Realty Trust	8,353	299,288
Washington REIT	4,333	95,066
Weingarten Realty Investors	6,338	110,725
Welltower, Inc.	21,976	1,264,060
Weyerhaeuser Co.	39,281	1,190,607
WP Carey, Inc.	9,073	629,394
Xenia Hotels & Resorts, Inc.	5,972	53,629
		54,821,556
Mortgage Real Estate Investment Trusts (REITs) - 2.2%
AGNC Investment Corp.	29,444	415,455
Annaly Capital Management, Inc.	75,297	553,433
Blackstone Mortgage Trust, Inc., Class A	7,100	168,767
Chimera Investment Corp.	10,119	89,958
Invesco Mortgage Capital, Inc.(b)	9,450	28,350
MFA Financial, Inc.	23,851	63,921
New Residential Investment Corp.	21,879	169,343
Starwood Property Trust, Inc.	14,858	231,785
Two Harbors Investment Corp.	14,399	78,474
		1,799,486
Professional Services - 2.2%
CoStar Group, Inc.*	2,072	1,758,299

Real Estate Management & Development - 1.6%
CBRE Group, Inc., Class A*	17,644	829,797
Cushman & Wakefield plc*	8,702	101,030
Howard Hughes Corp. (The)*	2,372	140,209
Jones Lang LaSalle, Inc.	2,717	279,960
		1,350,996
TOTAL COMMON STOCKS (Cost $73,214,936)		59,730,337

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 0.01% (Cost $55,684)	55,684	55,684

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 33.9%

REPURCHASE AGREEMENTS(d) - 33.9%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $27,530,225
(Cost $27,530,178)	27,530,178	27,530,178

Total Investments - 107.4% (Cost $100,800,798)		87,316,199
Liabilities in excess of other assets - (7.4%)		(6,012,436)
Net Assets - 100.0%		81,303,763

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $29,940,825.
(b)	The security or a portion of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $51,862, collateralized in the form of cash with a value of $55,684 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2020. The total value of securities purchased was $55,684.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Real Estate
Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Swap Agreements

Ultra Real Estate had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
13,151,039	12/7/2020	Bank of America NA	1.11%	Dow Jones U.S. Real EstateSM Index	(3,497,775)
14,029,409	1/6/2021	Bank of America NA	0.41%	iShares® U.S. Real Estate ETF	(1,784,706)
13,907,584	12/7/2020	BNP Paribas SA	0.71%	Dow Jones U.S. Real EstateSM Index	(5,880,798)
4,908,597	1/20/2021	Citibank NA	0.81%	Dow Jones U.S. Real EstateSM Index	(518,768)
6,611,983	11/8/2021	Credit Suisse International	0.46%	Dow Jones U.S. Real EstateSM Index	(347,431)
4,480,567	12/7/2020	Goldman Sachs International	0.61%	Dow Jones U.S. Real EstateSM Index	(523,551)
13,347,969	12/7/2020	Goldman Sachs International	0.14%	iShares® U.S. Real Estate ETF	(1,050,926)
165,324	1/6/2021	Morgan Stanley & Co. International plc	0.12%	Dow Jones U.S. Real EstateSM Index	(18,238)
267,535	1/6/2021	Morgan Stanley & Co. International plc	0.11%	iShares® U.S. Real Estate ETF	(24,411)
29,197,612	1/6/2021	Societe Generale	0.76%	Dow Jones U.S. Real EstateSM Index	(6,344,305)
3,022,417	11/8/2021	UBS AG	0.51%	Dow Jones U.S. Real EstateSM Index	(5,460,378)
103,090,036					(25,451,287)
				Total Unrealized Depreciation	(25,451,287)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 71.9%

Aerospace & Defense - 0.6%
AAR Corp.	2,116	42,701
Aerojet Rocketdyne Holdings, Inc.*	4,637	191,833
AeroVironment, Inc.*	1,368	104,501
Astronics Corp.*	1,458	13,180
Cubic Corp.	1,984	93,407
Ducommun, Inc.*	682	25,486
Kaman Corp.	1,744	80,660
Kratos Defense & Security Solutions, Inc.*	6,688	130,750
Maxar Technologies, Inc.	3,817	88,363
Moog, Inc., Class A	1,961	118,229
National Presto Industries, Inc.	323	29,047
PAE, Inc.*	3,734	32,990
Park Aerospace Corp.	1,186	13,153
Parsons Corp.*	1,426	47,429
Triumph Group, Inc.	3,255	23,534
Vectrus, Inc.*	724	31,429
		1,066,692
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.*	3,715	94,435
Atlas Air Worldwide Holdings, Inc.*	1,626	91,690
Echo Global Logistics, Inc.*	1,655	45,215
Forward Air Corp.	1,757	103,645
Hub Group, Inc., Class A*	2,069	111,395
Radiant Logistics, Inc.*	2,475	13,068
		459,448
Airlines - 0.2%
Allegiant Travel Co.	827	106,352
Hawaiian Holdings, Inc.	2,876	38,654
Mesa Air Group, Inc.*	1,867	6,833
SkyWest, Inc.	3,116	104,853
Spirit Airlines, Inc.*(b)	5,467	97,750
		354,442
Auto Components - 1.0%
Adient plc*	5,559	96,393
American Axle & Manufacturing Holdings, Inc.*	7,106	55,285
Cooper Tire & Rubber Co.	3,186	110,140
Cooper-Standard Holdings, Inc.*	1,058	19,171
Dana, Inc.	9,145	127,573
Dorman Products, Inc.*	1,685	142,703
Fox Factory Holding Corp.*	2,436	245,573
Gentherm, Inc.*	2,069	93,581
Goodyear Tire & Rubber Co. (The)	14,613	140,212
LCI Industries	1,557	176,922
Modine Manufacturing Co.*	3,132	21,204
Motorcar Parts of America, Inc.*	1,186	20,648
Standard Motor Products, Inc.	1,333	60,571
Stoneridge, Inc.*	1,644	33,209
Tenneco, Inc., Class A*	3,226	26,227
Visteon Corp.*	1,753	132,229
Workhorse Group, Inc.*(b)	4,002	72,476
XPEL, Inc.*(b)(c)	1,054	26,244
		1,600,361
Automobiles - 0.1%
Winnebago Industries, Inc.	1,969	106,287
Banks - 5.5%
1st Constitution Bancorp	572	6,961
1st Source Corp.	1,037	35,725
ACNB Corp.	534	11,225
Allegiance Bancshares, Inc.	1,195	30,377
Altabancorp	1,005	20,723
Amalgamated Bank, Class A	836	9,840
Amerant Bancorp, Inc.*	1,433	18,844
American National Bankshares, Inc.	674	15,192
Ameris Bancorp	4,192	102,788
Ames National Corp.	555	11,072
Arrow Financial Corp.	813	23,292
Atlantic Capital Bancshares, Inc.*	1,322	15,249
Atlantic Union Bankshares Corp.	4,926	114,579
Auburn National Bancorp, Inc.(b)	148	6,035
Banc of California, Inc.	2,822	31,014
BancFirst Corp.	1,186	52,184
Bancorp, Inc. (The)*	3,257	30,941
BancorpSouth Bank	6,261	135,112
Bank First Corp.(b)	397	24,773
Bank of Commerce Holdings	1,007	7,401
Bank of Marin Bancorp	836	26,610
Bank of NT Butterfield & Son Ltd. (The)	3,285	82,782
Bank of Princeton (The)	358	6,974
Bank7 Corp.	180	1,843
BankFinancial Corp.	849	6,164
BankUnited, Inc.	5,802	135,651
Bankwell Financial Group, Inc.	419	6,536
Banner Corp.	2,196	79,320
Bar Harbor Bankshares	971	19,672
BayCom Corp.*	740	8,573
BCB Bancorp, Inc.	922	7,510
Berkshire Hills Bancorp, Inc.	2,827	25,952
Boston Private Financial Holdings, Inc.	5,180	30,769
Bridge Bancorp, Inc.	1,054	21,091
Brookline Bancorp, Inc.	4,901	47,050
Bryn Mawr Bank Corp.	1,247	33,844
Business First Bancshares, Inc.	768	11,113
Byline Bancorp, Inc.	1,535	19,402
C&F Financial Corp.	218	6,969
Cadence Bancorp	7,929	75,326
California Bancorp, Inc.*	479	6,232
Cambridge Bancorp	402	22,046
Camden National Corp.	932	30,434
Capital Bancorp, Inc.*	503	5,236
Capital City Bank Group, Inc.	848	17,189
Capstar Financial Holdings, Inc.	1,010	10,292
Carter Bank & Trust	1,432	10,153
Cathay General Bancorp	4,797	118,438
CB Financial Services, Inc.	312	5,803
CBTX, Inc.	1,117	17,593
Central Pacific Financial Corp.	1,735	26,875
Central Valley Community Bancorp	667	8,024
Century Bancorp, Inc., Class A	176	12,399
Chemung Financial Corp.	227	6,517
ChoiceOne Financial Services, Inc.(b)	432	12,316
CIT Group, Inc.	6,237	122,682
Citizens & Northern Corp.	843	14,449
Citizens Holding Co.(b)	295	6,322

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
City Holding Co.	995	63,660
Civista Bancshares, Inc.	997	13,310
CNB Financial Corp.	936	14,929
Coastal Financial Corp.*	573	7,879
Codorus Valley Bancorp, Inc.	594	7,663
Colony Bankcorp, Inc.	489	5,379
Columbia Banking System, Inc.	4,537	126,628
Community Bank System, Inc.	3,246	195,312
Community Bankers Trust Corp.	1,378	7,069
Community Financial Corp. (The)	329	7,317
Community Trust Bancorp, Inc.	982	31,689
ConnectOne Bancorp, Inc.	2,345	35,456
County Bancorp, Inc.(b)	316	6,099
CrossFirst Bankshares, Inc.*	3,030	27,967
Customers Bancorp, Inc.*	1,815	23,178
CVB Financial Corp.	8,170	148,776
Dime Community Bancshares, Inc.	1,812	23,375
Eagle Bancorp Montana, Inc.	399	7,034
Eagle Bancorp, Inc.	2,022	58,193
Enterprise Bancorp, Inc.	568	12,343
Enterprise Financial Services Corp.	1,520	45,463
Equity Bancshares, Inc., Class A*	918	14,596
Esquire Financial Holdings, Inc.*	424	6,996
Evans Bancorp, Inc.	301	6,863
Farmers & Merchants Bancorp, Inc.	639	13,770
Farmers National Banc Corp.	1,643	19,157
FB Financial Corp.	1,944	52,488
Fidelity D&D Bancorp, Inc.(b)	248	11,215
Financial Institutions, Inc.	1,003	17,282
First Bancorp, Inc. (The)	639	13,598
First Bancorp/NC	1,813	37,076
First Bancorp/PR	13,607	77,968
First Bancshares, Inc. (The)	1,305	27,979
First Bank	1,042	6,794
First Busey Corp.	3,185	56,741
First Business Financial Services, Inc.	514	7,967
First Capital, Inc.(b)	205	12,519
First Choice Bancorp	655	9,268
First Commonwealth Financial Corp.	6,167	50,569
First Community Bankshares, Inc.	1,096	21,087
First Community Corp.	454	5,757
First Financial Bancorp	6,130	84,104
First Financial Bankshares, Inc.	8,157	246,953
First Financial Corp.	850	29,231
First Foundation, Inc.	2,491	37,838
First Guaranty Bancshares, Inc.	233	2,989
First Internet Bancorp	597	8,722
First Interstate BancSystem, Inc., Class A	2,685	88,068
First Merchants Corp.	3,410	87,228
First Mid Bancshares, Inc.	922	24,009
First Midwest Bancorp, Inc.	7,207	89,799
First Northwest Bancorp	568	6,305
First of Long Island Corp. (The)	1,437	22,080
First Savings Financial Group, Inc.	117	5,089
First United Corp.	424	4,855
First Western Financial, Inc.*	395	5,352
Flushing Financial Corp.	1,705	20,682
FNCB Bancorp, Inc.	1,084	6,341
Franklin Financial Services Corp.	261	6,222
Fulton Financial Corp.	10,144	99,208
FVCBankcorp, Inc.*	746	7,863
German American Bancorp, Inc.	1,556	44,113
Glacier Bancorp, Inc.	6,052	212,334
Great Southern Bancorp, Inc.	696	26,824
Great Western Bancorp, Inc.	3,496	48,699
Guaranty Bancshares, Inc.	442	11,691
Hancock Whitney Corp.	5,451	109,075
Hanmi Financial Corp.	1,932	18,412
HarborOne Bancorp, Inc.	3,346	28,943
Hawthorn Bancshares, Inc.	369	6,760
HBT Financial, Inc.	619	7,335
Heartland Financial USA, Inc.	2,195	75,574
Heritage Commerce Corp.	3,677	25,482
Heritage Financial Corp.	2,277	45,403
Hilltop Holdings, Inc.	4,554	93,812
Home BancShares, Inc.	9,670	156,751
HomeTrust Bancshares, Inc.	988	13,862
Hope Bancorp, Inc.	7,422	62,790
Horizon Bancorp, Inc.	2,704	30,231
Howard Bancorp, Inc.*	834	8,182
Independent Bank Corp.	2,079	130,665
Independent Bank Corp./MI	1,336	19,920
Independent Bank Group, Inc.	2,339	108,763
International Bancshares Corp.	3,371	106,456
Investar Holding Corp.	642	8,731
Investors Bancorp, Inc.	14,577	112,972
Lakeland Bancorp, Inc.	3,081	32,751
Lakeland Financial Corp.	1,534	70,088
Landmark Bancorp, Inc.	238	5,000
LCNB Corp.	768	11,259
Level One Bancorp, Inc.	324	5,216
Limestone Bancorp, Inc.*(b)	321	3,451
Live Oak Bancshares, Inc.	1,773	39,325
Macatawa Bank Corp.	1,660	12,151
Mackinac Financial Corp.	567	5,681
MainStreet Bancshares, Inc.*	447	5,731
Mercantile Bank Corp.	997	21,774
Meridian Corp.	338	4,958
Metrocity Bankshares, Inc.(b)	1,095	14,936
Metropolitan Bank Holding Corp.*	443	13,720
Mid Penn Bancorp, Inc.	439	8,446
Middlefield Banc Corp.	377	7,163
Midland States Bancorp, Inc.	1,385	20,235
MidWestOne Financial Group, Inc.	927	17,604
MVB Financial Corp.	622	8,832
National Bank Holdings Corp., Class A	1,861	52,927
National Bankshares, Inc.	403	10,006
NBT Bancorp, Inc.	2,686	81,842
Nicolet Bankshares, Inc.*	591	35,472
Northeast Bank	484	9,031
Northrim Bancorp, Inc.	395	10,629
Norwood Financial Corp.	368	9,108
Oak Valley Bancorp	435	5,873
OceanFirst Financial Corp.	3,675	57,367
OFG Bancorp	3,201	41,101
Ohio Valley Banc Corp.	271	6,179
Old National Bancorp	10,365	144,903
Old Second Bancorp, Inc.	1,820	14,869
Origin Bancorp, Inc.	1,389	32,892
Orrstown Financial Services, Inc.	687	9,460
Pacific Premier Bancorp, Inc.	5,328	120,360
Park National Corp.	905	81,369
Parke Bancorp, Inc.	667	8,204
Partners Bancorp(b)	627	3,436

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
PCB Bancorp	789	7,535
Peapack-Gladstone Financial Corp.	1,157	19,669
Penns Woods Bancorp, Inc.	434	9,005
Peoples Bancorp of North Carolina, Inc.	283	4,811
Peoples Bancorp, Inc.	1,167	24,670
Peoples Financial Services Corp.	442	16,106
Plumas Bancorp(b)	293	5,790
Preferred Bank	872	32,613
Premier Financial Bancorp, Inc.	824	10,564
Professional Holding Corp., Class A*	294	3,402
QCR Holdings, Inc.	937	28,082
RBB Bancorp	1,051	13,631
Red River Bancshares, Inc.	312	13,578
Reliant Bancorp, Inc.	970	14,065
Renasant Corp.	3,442	87,324
Republic Bancorp, Inc., Class A	615	18,917
Republic First Bancorp, Inc.*	2,878	6,015
Richmond Mutual Bancorp, Inc.	777	8,796
S&T Bancorp, Inc.	2,441	49,296
Salisbury Bancorp, Inc.	160	5,714
Sandy Spring Bancorp, Inc.	2,911	69,631
SB Financial Group, Inc.	447	6,186
Seacoast Banking Corp. of Florida*	3,263	66,043
Select Bancorp, Inc.*	1,005	7,688
ServisFirst Bancshares, Inc.	3,079	112,845
Shore Bancshares, Inc.	785	7,654
Sierra Bancorp	882	15,761
Silvergate Capital Corp., Class A*	974	14,542
Simmons First National Corp., Class A	6,841	116,776
SmartFinancial, Inc.	884	12,173
South Plains Financial, Inc.	667	9,525
South State Corp.	4,422	246,240
Southern First Bancshares, Inc.*	458	11,862
Southern National Bancorp of Virginia, Inc.	1,254	10,722
Southside Bancshares, Inc.	1,998	55,055
Spirit of Texas Bancshares, Inc.*	857	10,713
Stock Yards Bancorp, Inc.	1,292	55,466
Summit Financial Group, Inc.	719	10,605
Texas Capital Bancshares, Inc.*	3,196	103,518
Tompkins Financial Corp.	904	59,827
Towne Bank	4,229	74,980
TriCo Bancshares	1,670	46,242
TriState Capital Holdings, Inc.*	1,744	24,242
Triumph Bancorp, Inc.*	1,390	39,698
Trustmark Corp.	3,981	93,474
UMB Financial Corp.	2,755	147,999
United Bankshares, Inc.	7,826	204,572
United Community Banks, Inc.	4,938	89,477
United Security Bancshares	853	5,195
Unity Bancorp, Inc.	501	6,653
Univest Financial Corp.	1,819	29,268
Valley National Bancorp	25,185	189,139
Veritex Holdings, Inc.	3,041	54,677
Washington Trust Bancorp, Inc.	1,078	35,984
WesBanco, Inc.	4,119	91,524
West Bancorp, Inc.	1,012	17,811
Westamerica Bancorp	1,651	100,480
		9,221,784
Beverages - 0.2%
Celsius Holdings, Inc.*(b)	2,172	42,180
Coca-Cola Consolidated, Inc.	298	81,443
Craft Brew Alliance, Inc.*(b)	727	11,356
MGP Ingredients, Inc.	814	28,938
National Beverage Corp.*(b)	746	60,665
NewAge, Inc.*(b)	5,570	12,087
Primo Water Corp.	9,876	135,103
		371,772
Biotechnology - 7.3%
89bio, Inc.*	185	7,122
Abeona Therapeutics, Inc.*	3,772	8,864
ADMA Biologics, Inc.*(b)	3,808	9,710
Aduro Biotech, Inc.*(b)	4,200	13,020
Adverum Biotechnologies, Inc.*	4,616	56,315
Aeglea BioTherapeutics, Inc.*	2,655	19,315
Affimed NV*	4,642	16,015
Agenus, Inc.*	8,753	38,119
Aimmune Therapeutics, Inc.*(b)	2,940	100,607
Akcea Therapeutics, Inc.*(b)	1,041	19,029
Akebia Therapeutics, Inc.*	8,226	85,633
Akero Therapeutics, Inc.*	706	23,016
Albireo Pharma, Inc.*	841	23,397
Alector, Inc.*	2,925	37,791
Allakos, Inc.*	1,539	137,864
Allogene Therapeutics, Inc.*	3,064	109,232
Amicus Therapeutics, Inc.*	16,070	234,622
AnaptysBio, Inc.*	1,354	23,465
Anavex Life Sciences Corp.*(b)	3,237	13,725
Anika Therapeutics, Inc.*	882	33,807
Apellis Pharmaceuticals, Inc.*	3,796	117,031
Applied Genetic Technologies Corp.*(b)	1,478	7,597
Applied Therapeutics, Inc.*	843	20,316
Aprea Therapeutics, Inc.*	455	12,330
Aptinyx, Inc.*	1,554	5,144
Aravive, Inc.*(b)	769	4,383
Arcturus Therapeutics Holdings, Inc.*	823	39,702
Arcus Biosciences, Inc.*	2,079	49,480
Arcutis Biotherapeutics, Inc.*(b)	598	14,992
Ardelyx, Inc.*	4,617	26,502
Arena Pharmaceuticals, Inc.*	3,555	248,210
Arrowhead Pharmaceuticals, Inc.*	6,346	268,055
Assembly Biosciences, Inc.*	1,939	42,406
Atara Biotherapeutics, Inc.*	3,630	48,932
Athenex, Inc.*	4,653	53,463
Athersys, Inc.*(b)	10,966	23,906
Atreca, Inc., Class A*	1,345	19,126
AVEO Pharmaceuticals, Inc.*(b)	863	4,108
Avid Bioservices, Inc.*	3,563	29,894
Avrobio, Inc.*	1,952	33,809
Axcella Health, Inc.*	606	3,030
Beam Therapeutics, Inc.*(b)	777	19,510
Beyondspring, Inc.*(b)	857	10,653
BioCryst Pharmaceuticals, Inc.*	9,751	40,467
Biohaven Pharmaceutical Holding Co. Ltd.*	2,983	189,092
BioSpecifics Technologies Corp.*	395	25,477
Bioxcel Therapeutics, Inc.*	667	27,180
Black Diamond Therapeutics, Inc.*	776	22,326
Blueprint Medicines Corp.*	3,429	265,507
BrainStorm Cell Therapeutics, Inc.*(b)	1,687	21,273
Bridgebio Pharma, Inc.*	4,601	137,386
Cabaletta Bio, Inc.*	816	8,609

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Calithera Biosciences, Inc.*	4,159	16,761
Calyxt, Inc.*	657	3,571
CareDx, Inc.*	2,706	92,410
CASI Pharmaceuticals, Inc.*	3,407	5,826
Castle Biosciences, Inc.*	647	29,587
Catabasis Pharmaceuticals, Inc.*	1,141	7,531
Catalyst Biosciences, Inc.*	1,104	5,763
Catalyst Pharmaceuticals, Inc.*	6,137	20,129
Cellular Biomedicine Group, Inc.*(b)	777	14,437
CEL-SCI Corp.*(b)	2,080	26,894
Centogene NV*	260	3,016
Checkpoint Therapeutics, Inc.*(b)	2,586	5,637
ChemoCentryx, Inc.*	2,810	150,335
Chimerix, Inc.*	3,060	8,599
Cidara Therapeutics, Inc.*(b)	2,114	6,723
Clovis Oncology, Inc.*(b)	4,570	23,810
Cohbar, Inc.*(b)(c)	1,549	1,445
Coherus Biosciences, Inc.*	3,657	69,373
Concert Pharmaceuticals, Inc.*	1,808	17,393
Constellation Pharmaceuticals, Inc.*	1,709	35,974
ContraFect Corp.*	853	4,666
Corbus Pharmaceuticals Holdings, Inc.*(b)	4,190	38,904
Cortexyme, Inc.*(b)	994	43,706
Crinetics Pharmaceuticals, Inc.*	1,704	27,315
Cue Biopharma, Inc.*	1,753	31,326
Cyclerion Therapeutics, Inc.*	1,402	9,562
Cytokinetics, Inc.*	3,537	84,747
CytomX Therapeutics, Inc.*	2,855	20,841
Deciphera Pharmaceuticals, Inc.*	2,365	106,449
Denali Therapeutics, Inc.*	3,974	126,771
DermTech, Inc.*	513	6,038
Dicerna Pharmaceuticals, Inc.*	4,106	76,043
Dyadic International, Inc.*(b)	1,221	9,707
Dynavax Technologies Corp.*(b)	5,653	33,805
Eagle Pharmaceuticals, Inc.*	688	27,300
Editas Medicine, Inc.*	3,507	123,552
Eidos Therapeutics, Inc.*	690	29,863
Eiger BioPharmaceuticals, Inc.*	1,490	16,643
Emergent BioSolutions, Inc.*	2,821	321,735
Enanta Pharmaceuticals, Inc.*	1,204	62,837
Enochian Biosciences, Inc.*(b)	875	3,570
Epizyme, Inc.*	5,637	73,281
Esperion Therapeutics, Inc.*(b)	1,634	58,987
Evelo Biosciences, Inc.*(b)	888	3,943
Exicure, Inc.*	3,753	7,468
Fate Therapeutics, Inc.*	3,959	144,108
Fennec Pharmaceuticals, Inc.*(b)	1,365	7,480
FibroGen, Inc.*	5,251	235,402
Five Prime Therapeutics, Inc.*	1,693	7,229
Flexion Therapeutics, Inc.*	2,163	25,221
Fortress Biotech, Inc.*	3,674	14,531
Frequency Therapeutics, Inc.*(b)	1,781	34,445
G1 Therapeutics, Inc.*	2,157	33,110
Galectin Therapeutics, Inc.*	2,355	6,241
Galera Therapeutics, Inc.*	553	4,319
Genprex, Inc.*(b)	1,807	7,156
Geron Corp.*	11,720	24,026
GlycoMimetics, Inc.*	2,142	7,904
Gossamer Bio, Inc.*	3,134	43,563
Gritstone Oncology, Inc.*	1,881	6,226
Halozyme Therapeutics, Inc.*	8,583	248,864
Harpoon Therapeutics, Inc.*	668	9,192
Heron Therapeutics, Inc.*	5,539	79,208
Homology Medicines, Inc.*	2,150	22,854
Hookipa Pharma, Inc.*	786	7,027
iBio, Inc.*(b)	3,040	6,354
Ideaya Biosciences, Inc.*	763	9,232
IGM Biosciences, Inc.*(b)	447	19,221
Immunic, Inc.*	217	3,483
ImmunoGen, Inc.*	10,862	40,189
Immunovant, Inc.*	1,208	41,024
Inovio Pharmaceuticals, Inc.*(b)	9,071	108,761
Insmed, Inc.*	6,399	180,388
Intellia Therapeutics, Inc.*	2,770	59,777
Intercept Pharmaceuticals, Inc.*	1,640	81,803
Invitae Corp.*	7,296	255,068
Ironwood Pharmaceuticals, Inc.*	10,086	101,869
IVERIC bio, Inc.*	2,854	12,814
Jounce Therapeutics, Inc.*	1,092	5,285
Kadmon Holdings, Inc.*	10,197	50,985
KalVista Pharmaceuticals, Inc.*	862	11,292
Karuna Therapeutics, Inc.*	980	74,872
Karyopharm Therapeutics, Inc.*	4,433	67,426
Keros Therapeutics, Inc.*(b)	441	23,611
Kezar Life Sciences, Inc.*	1,635	7,946
Kindred Biosciences, Inc.*	2,359	11,701
Kiniksa Pharmaceuticals Ltd., Class A*	1,202	21,239
Kodiak Sciences, Inc.*	1,824	95,924
Krystal Biotech, Inc.*	755	36,097
Kura Oncology, Inc.*	3,351	83,406
La Jolla Pharmaceutical Co.*(b)	1,142	4,796
Lexicon Pharmaceuticals, Inc.*(b)	2,615	4,576
Ligand Pharmaceuticals, Inc.*	911	92,922
LogicBio Therapeutics, Inc.*(b)	763	4,807
MacroGenics, Inc.*	3,029	87,659
Madrigal Pharmaceuticals, Inc.*	552	59,450
Magenta Therapeutics, Inc.*	1,073	7,801
MannKind Corp.*(b)	13,455	23,412
Marker Therapeutics, Inc.*(b)	1,870	3,366
MediciNova, Inc.*(b)	2,666	13,970
MEI Pharma, Inc.*	6,532	17,767
MeiraGTx Holdings plc*	1,298	16,887
Mersana Therapeutics, Inc.*	2,899	55,545
Minerva Neurosciences, Inc.*	2,063	6,560
Mirati Therapeutics, Inc.*	2,324	347,136
Mirum Pharmaceuticals, Inc.*(b)	329	8,541
Molecular Templates, Inc.*	1,534	17,810
Momenta Pharmaceuticals, Inc.*	7,450	388,666
Morphic Holding, Inc.*(b)	865	22,922
Mustang Bio, Inc.*	1,813	5,929
Myriad Genetics, Inc.*	4,501	60,178
NantKwest, Inc.*(b)	1,819	13,279
Natera, Inc.*	4,409	280,897
Neoleukin Therapeutics, Inc.*	1,876	23,844
Neubase Therapeutics, Inc.*	1,094	8,785
NeuroBo Pharmaceuticals, Inc.*(b)	272	1,654
NextCure, Inc.*	1,042	9,368
Novavax, Inc.*	3,678	405,831
Nymox Pharmaceutical Corp.*	2,494	6,285
Oncocyte Corp.*	2,737	3,421
OPKO Health, Inc.*(b)	25,140	81,454
Organogenesis Holdings, Inc.*	1,282	5,519
Orgenesis, Inc.*(b)	1,142	6,018
ORIC Pharmaceuticals, Inc.*(b)	550	13,777

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Ovid therapeutics, Inc.*	2,706	15,532
Oyster Point Pharma, Inc.*	317	7,215
Passage Bio, Inc.*	858	14,208
PDL BioPharma, Inc.*	7,189	24,083
Pfenex, Inc.*	2,179	27,303
PhaseBio Pharmaceuticals, Inc.*(b)	949	3,663
Pieris Pharmaceuticals, Inc.*	3,140	8,980
Precigen, Inc.*(b)	4,189	25,343
Precision BioSciences, Inc.*	2,885	16,271
Prevail Therapeutics, Inc.*	902	11,049
Principia Biopharma, Inc.*	1,859	185,919
Protagonist Therapeutics, Inc.*	1,427	31,965
Protara Therapeutics, Inc.*	127	2,718
Prothena Corp. plc*	1,944	25,194
PTC Therapeutics, Inc.*	3,906	193,054
Puma Biotechnology, Inc.*	1,932	19,880
Radius Health, Inc.*	2,875	35,592
RAPT Therapeutics, Inc.*	694	18,460
REGENXBIO, Inc.*	2,152	65,679
Replimune Group, Inc.*	1,086	29,322
Retrophin, Inc.*	2,620	51,326
REVOLUTION Medicines, Inc.*	925	26,214
Rhythm Pharmaceuticals, Inc.*	2,124	62,679
Rigel Pharmaceuticals, Inc.*	10,744	26,753
Rocket Pharmaceuticals, Inc.*	2,152	55,027
Rubius Therapeutics, Inc.*(b)	2,266	10,911
Sangamo Therapeutics, Inc.*	7,278	80,313
Savara, Inc.*	2,936	4,287
Scholar Rock Holding Corp.*	1,435	21,668
Selecta Biosciences, Inc.*(b)	4,290	11,154
Seres Therapeutics, Inc.*	2,778	73,589
Soleno Therapeutics, Inc.*	2,117	4,530
Solid Biosciences, Inc.*	1,566	3,743
Sorrento Therapeutics, Inc.*(b)	11,082	88,767
Spectrum Pharmaceuticals, Inc.*	7,289	30,687
Spero Therapeutics, Inc.*	910	9,892
SpringWorks Therapeutics, Inc.*	1,339	59,465
Stoke Therapeutics, Inc.*	772	22,674
Sutro Biopharma, Inc.*	1,061	10,621
Syndax Pharmaceuticals, Inc.*	1,701	27,743
Syros Pharmaceuticals, Inc.*	2,624	34,768
TCR2 Therapeutics, Inc.*	1,029	20,806
TG Therapeutics, Inc.*	6,106	151,459
Translate Bio, Inc.*	3,198	45,060
Turning Point Therapeutics, Inc.*	1,758	137,440
Twist Bioscience Corp.*	1,888	132,028
Tyme Technologies, Inc.*(b)	4,147	4,188
Ultragenyx Pharmaceutical, Inc.*	3,584	304,855
UNITY Biotechnology, Inc.*(b)	2,081	6,534
UroGen Pharma Ltd.*	1,225	30,735
Vanda Pharmaceuticals, Inc.*	3,399	34,976
Vaxart, Inc.*	2,814	16,687
VBI Vaccines, Inc.*(b)	10,854	46,238
Veracyte, Inc.*	3,160	105,260
Verastem, Inc.*(b)	10,340	13,028
Vericel Corp.*	2,842	45,046
Viela Bio, Inc.*	1,262	42,517
Viking Therapeutics, Inc.*(b)	4,145	27,730
Vir Biotechnology, Inc.*	2,925	118,404
Voyager Therapeutics, Inc.*	1,633	19,253
vTv Therapeutics, Inc., Class A*(b)	618	1,285
X4 Pharmaceuticals, Inc.*	1,016	8,514
XBiotech, Inc.*(b)	901	17,047
Xencor, Inc.*	3,503	125,232
XOMA Corp.*(b)	387	7,361
Y-mAbs Therapeutics, Inc.*	1,892	81,413
Zentalis Pharmaceuticals, Inc.*(b)	654	22,498
ZIOPHARM Oncology, Inc.*(b)	13,476	37,868
		12,315,245
Building Products - 1.2%
AAON, Inc.	2,595	147,733
Advanced Drainage Systems, Inc.	3,125	173,375
Alpha Pro Tech Ltd.*(b)	773	10,845
American Woodmark Corp.*	1,071	93,713
Apogee Enterprises, Inc.	1,625	34,011
Builders FirstSource, Inc.*	7,310	223,832
Caesarstone Ltd.	1,408	15,537
Cornerstone Building Brands, Inc.*	2,764	22,001
CSW Industrials, Inc.	888	64,158
Gibraltar Industries, Inc.*	2,061	128,699
Griffon Corp.	2,328	50,587
Insteel Industries, Inc.	1,172	21,612
JELD-WEN Holding, Inc.*	4,291	90,326
Masonite International Corp.*	1,540	140,587
Patrick Industries, Inc.	1,410	79,256
PGT Innovations, Inc.*	3,665	66,447
Quanex Building Products Corp.	2,075	34,881
Resideo Technologies, Inc.*	7,831	104,622
Simpson Manufacturing Co., Inc.	2,753	270,730
UFP Industries, Inc.	3,780	224,343
		1,997,295
Capital Markets - 1.1%
Artisan Partners Asset Management, Inc., Class A	3,435	132,969
Assetmark Financial Holdings, Inc.*	1,035	24,995
Associated Capital Group, Inc., Class A	116	4,483
B Riley Financial, Inc.	1,224	32,779
BGC Partners, Inc., Class A	19,269	48,558
BlackRock Capital Investment Corp.	2	6
Blucora, Inc.*	3,043	36,303
Brightsphere Investment Group, Inc.	3,919	54,317
Cohen & Steers, Inc.	1,543	93,352
Cowen, Inc., Class A	1,690	30,572
Diamond Hill Investment Group, Inc.	196	24,286
Donnelley Financial Solutions, Inc.*	1,899	20,699
Federated Hermes, Inc., Class B	6,105	145,971
Focus Financial Partners, Inc., Class A*	1,986	70,285
GAMCO Investors, Inc., Class A	348	4,392
Greenhill & Co., Inc.	897	10,064
Hamilton Lane, Inc., Class A	1,393	101,842
Hercules Capital, Inc.	6	67
Houlihan Lokey, Inc.	2,797	163,904
Moelis & Co., Class A	3,338	106,516
Oppenheimer Holdings, Inc., Class A	594	14,511
Piper Sandler Cos.	1,100	82,995
PJT Partners, Inc., Class A	1,488	88,060
Prospect Capital Corp.	3	15
Pzena Investment Management, Inc., Class A	1,089	5,391
Safeguard Scientifics, Inc.	1,238	7,725

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Sculptor Capital Management, Inc., Class A	1,150	14,685
Siebert Financial Corp.*(b)	646	2,442
Silvercrest Asset Management Group, Inc., Class A	603	7,562
Stifel Financial Corp.	4,212	213,613
StoneX Group, Inc.*	1,031	58,458
Value Line, Inc.	66	1,723
Virtus Investment Partners, Inc.	465	65,983
Waddell & Reed Financial, Inc., Class A	4,073	64,150
Westwood Holdings Group, Inc.	493	5,610
WisdomTree Investments, Inc.	9,186	34,356
		1,773,639
Chemicals - 1.2%
Advanced Emissions Solutions, Inc.(b)	1,003	3,882
AdvanSix, Inc.*	1,733	22,061
AgroFresh Solutions, Inc.*	1,884	4,672
American Vanguard Corp.	1,825	25,824
Amyris, Inc.*(b)	4,441	14,567
Avient Corp.	5,777	147,429
Balchem Corp.	2,034	198,722
Chase Corp.	465	45,370
Ferro Corp.*	5,174	64,520
FutureFuel Corp.	1,634	19,772
GCP Applied Technologies, Inc.*	3,090	80,525
Hawkins, Inc.	613	30,785
HB Fuller Co.	3,253	156,697
Ingevity Corp.*	2,624	147,390
Innospec, Inc.	1,545	115,396
Intrepid Potash, Inc.*	601	5,613
Koppers Holdings, Inc.*	1,301	31,302
Kraton Corp.*	1,974	27,715
Kronos Worldwide, Inc.	1,415	17,673
Livent Corp.*	9,273	78,635
Marrone Bio Innovations, Inc.*	4,260	5,410
Minerals Technologies, Inc.	2,154	109,316
Orion Engineered Carbons SA	3,808	46,267
PQ Group Holdings, Inc.*	2,425	28,251
Quaker Chemical Corp.	841	159,790
Rayonier Advanced Materials, Inc.*	3,920	12,387
Sensient Technologies Corp.	2,681	148,045
Stepan Co.	1,362	157,025
Trecora Resources*	1,529	9,189
Tredegar Corp.	1,652	27,968
Trinseo SA	2,419	60,257
Tronox Holdings plc, Class A	5,658	50,696
		2,053,151
Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	4,238	161,637
ACCO Brands Corp.	5,839	37,837
Advanced Disposal Services, Inc.*	4,664	140,526
Brady Corp., Class A	3,062	143,577
BrightView Holdings, Inc.*	1,975	24,253
Brink's Co. (The)	3,177	153,640
Casella Waste Systems, Inc., Class A*	2,911	163,453
CECO Environmental Corp.*	1,960	16,611
Cimpress plc*	1,124	104,195
CompX International, Inc.	105	1,439
Covanta Holding Corp.	7,494	70,743
Deluxe Corp.	2,638	74,919
Ennis, Inc.	1,621	29,713
Harsco Corp.*	4,944	69,958
Healthcare Services Group, Inc.	4,719	98,155
Heritage-Crystal Clean, Inc.*	959	14,078
Herman Miller, Inc.	3,729	88,862
HNI Corp.	2,697	85,899
Interface, Inc.	3,688	27,881
KAR Auction Services, Inc.	8,163	141,546
Kimball International, Inc., Class B	2,280	25,559
Knoll, Inc.	3,166	40,746
Matthews International Corp., Class A	1,928	42,223
McGrath RentCorp	1,523	101,066
NL Industries, Inc.	534	1,869
PICO Holdings, Inc.*	1,090	9,690
Pitney Bowes, Inc.	10,957	60,154
Quad/Graphics, Inc.	2,105	7,347
SP Plus Corp.*	1,454	29,822
Steelcase, Inc., Class A	5,453	56,984
Team, Inc.*	1,898	12,090
Tetra Tech, Inc.	3,406	314,408
UniFirst Corp.	953	183,567
US Ecology, Inc.	1,967	73,034
Viad Corp.	1,275	27,323
VSE Corp.	562	16,315
		2,651,119
Communications Equipment - 0.7%
Acacia Communications, Inc.*	2,457	165,798
ADTRAN, Inc.	3,024	33,536
Applied Optoelectronics, Inc.*(b)	1,223	14,224
CalAmp Corp.*	2,121	17,329
Calix, Inc.*	3,071	59,731
Cambium Networks Corp.*	354	4,620
Casa Systems, Inc.*	2,007	9,132
Clearfield, Inc.*	706	12,426
Comtech Telecommunications Corp.	1,537	25,514
DASAN Zhone Solutions, Inc.*	763	7,950
Digi International, Inc.*	1,815	24,720
Extreme Networks, Inc.*	7,368	32,198
Genasys, Inc.*	2,080	10,400
Harmonic, Inc.*	6,001	35,406
Infinera Corp.*	9,842	71,748
Inseego Corp.*(b)	4,305	49,421
InterDigital, Inc.	1,946	118,998
KVH Industries, Inc.*	1,027	9,233
NETGEAR, Inc.*	1,840	61,364
NetScout Systems, Inc.*	4,478	103,621
PCTEL, Inc.*(b)	1,116	7,075
Plantronics, Inc.	2,117	26,166
Resonant, Inc.*(b)	3,133	8,365
Ribbon Communications, Inc.*	4,311	18,451
Viavi Solutions, Inc.*	14,444	192,611
		1,120,037
Construction & Engineering - 1.0%
Aegion Corp.*	1,915	30,994
Ameresco, Inc., Class A*	1,542	52,644
API Group Corp.*(c)	8,851	125,153
Arcosa, Inc.	3,070	142,110
Argan, Inc.	930	39,367
Comfort Systems USA, Inc.	2,270	115,021
Concrete Pumping Holdings, Inc.*	1,696	6,157
Construction Partners, Inc., Class A*	1,189	22,222

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Dycom Industries, Inc.*	1,940	119,329
EMCOR Group, Inc.	3,435	257,659
Fluor Corp.	8,906	84,785
Granite Construction, Inc.	2,962	55,064
Great Lakes Dredge & Dock Corp.*	4,018	37,649
HC2 Holdings, Inc.*(b)	2,771	6,928
IES Holdings, Inc.*	513	14,790
MasTec, Inc.*	3,583	165,570
MYR Group, Inc.*	1,029	39,936
Northwest Pipe Co.*	608	17,225
NV5 Global, Inc.*	673	34,841
Primoris Services Corp.	3,038	57,904
Sterling Construction Co., Inc.*	1,749	24,731
Tutor Perini Corp.*	2,579	32,366
WillScot Mobile Mini Holdings Corp.*	10,062	180,110
		1,662,555
Construction Materials - 0.1%
Forterra, Inc.*	1,201	15,913
Summit Materials, Inc., Class A*	7,446	110,871
United States Lime & Minerals, Inc.	127	11,701
US Concrete, Inc.*	1,009	26,930
		165,415
Consumer Finance - 0.5%
Atlanticus Holdings Corp.*	321	2,729
Curo Group Holdings Corp.	1,158	8,917
Encore Capital Group, Inc.*	1,974	90,686
Enova International, Inc.*	1,854	31,666
EZCORP, Inc., Class A*	3,061	16,468
FirstCash, Inc.	2,570	153,558
Green Dot Corp., Class A*	3,217	167,477
LendingClub Corp.*	4,360	23,239
Navient Corp.	12,102	110,007
Nelnet, Inc., Class A	1,119	73,283
Oportun Financial Corp.*	1,228	15,411
PRA Group, Inc.*	2,852	133,117
Regional Management Corp.*	532	9,730
World Acceptance Corp.*(b)	313	28,480
		864,768
Containers & Packaging - 0.1%
Greif, Inc., Class A	1,623	59,808
Greif, Inc., Class B	379	15,550
Myers Industries, Inc.	2,265	34,655
O-I Glass, Inc.	9,905	107,766
Ranpak Holdings Corp.*	1,832	16,378
UFP Technologies, Inc.*	435	17,926
		252,083
Distributors - 0.1%
Core-Mark Holding Co., Inc.	2,823	94,345
Funko, Inc., Class A*(b)	1,522	8,888
Greenlane Holdings, Inc., Class A*	655	2,011
Weyco Group, Inc.	379	6,822
		112,066
Diversified Consumer Services - 0.5%
Adtalem Global Education, Inc.*	3,289	109,195
American Public Education, Inc.*	911	28,642
Aspen Group, Inc.*	1,173	14,991
Carriage Services, Inc.	1,041	23,048
Collectors Universe, Inc.	574	25,537
Franchise Group, Inc.(b)	1,212	29,767
Houghton Mifflin Harcourt Co.*	6,676	15,088
K12, Inc.*	2,523	93,881
Laureate Education, Inc., Class A*	6,797	85,098
OneSpaWorld Holdings Ltd.	2,857	19,799
Perdoceo Education Corp.*	4,375	62,869
Regis Corp.*	1,489	11,003
Strategic Education, Inc.	1,389	142,470
Universal Technical Institute, Inc.*	1,825	12,866
Vivint Smart Home, Inc.*(b)	4,410	78,277
WW International, Inc.*	2,983	70,041
		822,572
Diversified Financial Services - 0.2%
Alerus Financial Corp.	944	19,437
A-Mark Precious Metals, Inc.*	310	7,415
Banco Latinoamericano de Comercio Exterior SA, Class E	1,957	23,836
Cannae Holdings, Inc.*	5,351	201,893
GWG Holdings, Inc.*(b)	204	1,783
Marlin Business Services Corp.	529	3,545
SWK Holdings Corp.*	226	2,879
		260,788
Diversified Telecommunication Services - 0.6%
Alaska Communications Systems Group, Inc.	3,282	7,352
Anterix, Inc.*	842	36,829
ATN International, Inc.	707	41,006
Bandwidth, Inc., Class A*	1,212	190,866
Cincinnati Bell, Inc.*	3,168	47,710
Cogent Communications Holdings, Inc.	2,685	180,593
Consolidated Communications Holdings, Inc.*	4,600	35,788
IDT Corp., Class B*	961	6,266
Iridium Communications, Inc.*	7,432	208,170
Liberty Latin America Ltd., Class A*	2,919	28,606
Liberty Latin America Ltd., Class C*	7,107	67,801
Ooma, Inc.*	1,312	17,896
ORBCOMM, Inc.*	4,682	18,775
Vonage Holdings Corp.*	14,639	167,616
		1,055,274
Electric Utilities - 0.5%
ALLETE, Inc.	3,292	177,637
Genie Energy Ltd., Class B	834	7,373
MGE Energy, Inc.	2,206	143,368
Otter Tail Corp.	2,533	98,407
PNM Resources, Inc.	5,021	219,317
Portland General Electric Co.	5,688	216,997
Spark Energy, Inc., Class A	749	6,883
		869,982
Electrical Equipment - 0.9%
Allied Motion Technologies, Inc.	463	19,719
American Superconductor Corp.*	1,391	17,471
Atkore International Group, Inc.*	2,992	79,976
AZZ, Inc.	1,646	57,166
Bloom Energy Corp., Class A*(b)	5,379	84,235
Encore Wire Corp.	1,289	66,525
EnerSys	2,686	193,338
FuelCell Energy, Inc.*(b)	13,458	38,221
LSI Industries, Inc.	1,622	11,127
Orion Energy Systems, Inc.*	1,691	10,789
Plug Power, Inc.*	22,428	291,115
Powell Industries, Inc.	567	15,303
Preformed Line Products Co.	194	10,556

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Sunrun, Inc.*	7,344	415,340
Thermon Group Holdings, Inc.*	2,070	27,241
TPI Composites, Inc.*	1,915	58,810
Ultralife Corp.*	575	3,634
Vicor Corp.*	1,126	97,996
Vivint Solar, Inc.*	3,107	95,944
		1,594,506
Electronic Equipment, Instruments & Components - 1.6%
Akoustis Technologies, Inc.*(b)	1,962	15,559
Arlo Technologies, Inc.*	4,903	28,094
Badger Meter, Inc.	1,842	113,633
Bel Fuse, Inc., Class B	630	7,573
Belden, Inc.	2,790	93,967
Benchmark Electronics, Inc.	2,305	45,201
CTS Corp.	2,013	42,072
Daktronics, Inc.	2,337	10,330
ePlus, Inc.*	841	64,522
Fabrinet*	2,321	161,959
FARO Technologies, Inc.*	1,121	63,337
Fitbit, Inc., Class A*	15,095	96,004
II-VI, Inc.*	6,262	278,659
Insight Enterprises, Inc.*	2,191	131,033
Intellicheck, Inc.*(b)	1,007	6,344
Iteris, Inc.*	2,549	11,649
Itron, Inc.*	2,534	150,950
Kimball Electronics, Inc.*	1,521	20,511
Knowles Corp.*	5,599	84,321
Luna Innovations, Inc.*	1,831	11,718
Methode Electronics, Inc.	2,293	64,915
MTS Systems Corp.	1,221	29,792
Napco Security Technologies, Inc.*	733	18,259
nLight, Inc.*	2,180	50,925
Novanta, Inc.*	2,161	231,594
OSI Systems, Inc.*	1,071	84,341
PAR Technology Corp.*(b)	1,015	37,900
PC Connection, Inc.	697	30,870
Plexus Corp.*	1,813	137,915
Powerfleet, Inc.*	1,732	9,734
Research Frontiers, Inc.*(b)	1,679	3,895
Rogers Corp.*	1,179	133,592
Sanmina Corp.*	4,245	120,134
ScanSource, Inc.*	1,598	39,455
TTM Technologies, Inc.*	6,316	72,381
Vishay Intertechnology, Inc.	8,401	134,332
Vishay Precision Group, Inc.*	785	19,554
Wrap Technologies, Inc.*(b)	723	6,290
		2,663,314
Energy Equipment & Services - 0.5%
Archrock, Inc.	8,204	53,818
Aspen Aerogels, Inc.*	1,293	10,991
Bristow Group, Inc.*	417	7,885
Cactus, Inc., Class A	3,007	66,425
ChampionX Corp.*	11,743	120,248
DMC Global, Inc.	919	32,560
Dril-Quip, Inc.*	2,206	73,085
Exterran Corp.*	1,649	7,585
Frank's International NV*	9,798	22,633
Helix Energy Solutions Group, Inc.*	9,021	32,295
Liberty Oilfield Services, Inc., Class A	3,981	25,677
Matrix Service Co.*	1,640	15,154
Nabors Industries Ltd.	444	17,751
National Energy Services Reunited Corp.*	1,307	9,855
Newpark Resources, Inc.*	5,623	10,965
NexTier Oilfield Solutions, Inc.*	10,230	25,780
Oceaneering International, Inc.*	6,277	33,833
Oil States International, Inc.*	3,808	16,717
Patterson-UTI Energy, Inc.	11,579	44,579
ProPetro Holding Corp.*	5,067	31,821
RPC, Inc.*	3,636	11,381
SEACOR Holdings, Inc.*	1,213	38,343
Select Energy Services, Inc., Class A*	3,735	17,816
Solaris Oilfield Infrastructure, Inc., Class A	1,821	14,167
Tidewater, Inc.*	2,557	17,567
Transocean Ltd.*(b)	36,963	45,095
US Silica Holdings, Inc.	4,664	20,801
		824,827
Entertainment - 0.2%
AMC Entertainment Holdings, Inc., Class A(b)	3,290	19,345
Cinemark Holdings, Inc.	6,755	98,961
Eros International plc*(b)	4,619	14,365
Gaia, Inc.*	743	8,693
Glu Mobile, Inc.*	8,193	65,053
IMAX Corp.*	3,128	48,077
Liberty Media Corp.-Liberty Braves, Class A*	635	12,440
Liberty Media Corp.-Liberty Braves, Class C*	2,295	44,592
LiveXLive Media, Inc.*(b)	1,899	5,127
Marcus Corp. (The)	1,417	22,204
		338,857
Equity Real Estate Investment Trusts (REITs) - 4.3%
Acadia Realty Trust	5,364	60,828
Agree Realty Corp.	3,364	225,119
Alexander & Baldwin, Inc.	4,556	55,173
Alexander's, Inc.	135	34,434
Alpine Income Property Trust, Inc.	427	6,196
American Assets Trust, Inc.	3,182	81,300
American Finance Trust, Inc.	6,902	47,175
Armada Hoffler Properties, Inc.	3,544	35,794
Bluerock Residential Growth REIT, Inc.	1,473	10,915
BRT Apartments Corp.	631	8,424
CareTrust REIT, Inc.	6,040	116,995
CatchMark Timber Trust, Inc., Class A	3,081	30,594
Chatham Lodging Trust	2,925	20,241
CIM Commercial Trust Corp.	702	7,252
City Office REIT, Inc.	2,967	23,855
Clipper Realty, Inc.	940	6,270
Colony Capital, Inc.*	30,692	83,175
Columbia Property Trust, Inc.	7,238	85,408
Community Healthcare Trust, Inc.	1,333	62,251
CoreCivic, Inc.	7,562	70,402
CorEnergy Infrastructure Trust, Inc.	869	7,773
CorePoint Lodging, Inc.	2,482	14,098
DiamondRock Hospitality Co.	12,627	66,923
Diversified Healthcare Trust	14,993	56,973
Easterly Government Properties, Inc.	4,769	115,362
EastGroup Properties, Inc.	2,442	325,177

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Essential Properties Realty Trust, Inc.	5,776	98,019
Farmland Partners, Inc.(b)	1,652	11,052
Four Corners Property Trust, Inc.	4,447	112,287
Franklin Street Properties Corp.	6,567	29,092
Front Yard Residential Corp.	3,166	30,868
GEO Group, Inc. (The)	7,447	83,109
Getty Realty Corp.	2,134	62,505
Gladstone Commercial Corp.	2,126	41,691
Gladstone Land Corp.	1,200	18,888
Global Medical REIT, Inc.	2,595	33,190
Global Net Lease, Inc.	5,699	99,732
Healthcare Realty Trust, Inc.	8,542	246,437
Hersha Hospitality Trust	2,152	13,837
Independence Realty Trust, Inc.	5,990	70,143
Industrial Logistics Properties Trust	4,103	88,502
Innovative Industrial Properties, Inc.	1,055	129,860
Investors Real Estate Trust	770	54,747
iStar, Inc.	4,691	58,075
Jernigan Capital, Inc.	1,412	24,343
Kite Realty Group Trust	5,251	59,021
Lexington Realty Trust	16,179	183,955
LTC Properties, Inc.	2,458	89,692
Macerich Co. (The)(b)	8,970	71,132
Mack-Cali Realty Corp.	5,751	72,635
Monmouth Real Estate Investment Corp.	6,000	87,060
National Health Investors, Inc.	2,720	169,320
National Storage Affiliates Trust	3,914	134,289
New Senior Investment Group, Inc.	5,184	22,706
NexPoint Residential Trust, Inc.	1,378	57,049
Office Properties Income Trust	3,025	72,116
One Liberty Properties, Inc.	1,004	19,237
Pebblebrook Hotel Trust	8,226	103,812
Physicians Realty Trust	12,838	233,010
Piedmont Office Realty Trust, Inc., Class A	7,978	122,143
Plymouth Industrial REIT, Inc.	930	12,415
PotlatchDeltic Corp.	4,141	190,652
Preferred Apartment Communities, Inc., Class A	3,007	19,846
PS Business Parks, Inc.	1,270	160,274
QTS Realty Trust, Inc., Class A	3,798	257,580
Retail Opportunity Investments Corp.	7,215	80,303
Retail Properties of America, Inc., Class A	13,558	85,551
Retail Value, Inc.	1,039	13,206
RLJ Lodging Trust	10,377	97,959
RPT Realty	5,100	29,886
Ryman Hospitality Properties, Inc.	3,189	121,692
Sabra Health Care REIT, Inc.	12,984	192,553
Safehold, Inc.(b)	1,094	60,684
Saul Centers, Inc.	754	21,127
Seritage Growth Properties, Class A*(b)	2,152	30,193
Service Properties Trust	10,366	85,105
SITE Centers Corp.	9,683	72,719
STAG Industrial, Inc.	9,475	306,042
Summit Hotel Properties, Inc.	6,540	38,521
Sunstone Hotel Investors, Inc.	13,587	113,180
Tanger Factory Outlet Centers, Inc.(b)	5,725	32,575
Terreno Realty Corp.	4,214	251,323
UMH Properties, Inc.	2,317	33,689
Uniti Group, Inc.	12,218	119,981
Universal Health Realty Income Trust	811	54,110
Urban Edge Properties	7,336	77,468
Urstadt Biddle Properties, Inc., Class A	1,880	17,484
Washington REIT	5,215	114,417
Whitestone REIT	2,520	16,204
Xenia Hotels & Resorts, Inc.	7,162	64,315
		7,232,715
Food & Staples Retailing - 0.6%
Andersons, Inc. (The)	1,972	34,964
BJ's Wholesale Club Holdings, Inc.*	8,657	384,457
Chefs' Warehouse, Inc. (The)*	1,568	23,222
HF Foods Group, Inc.*(b)	2,247	17,841
Ingles Markets, Inc., Class A	902	36,441
Natural Grocers by Vitamin Cottage, Inc.	577	6,763
Performance Food Group Co.*	8,281	302,339
PriceSmart, Inc.	1,436	94,417
Rite Aid Corp.*	3,454	44,971
SpartanNash Co.	2,243	44,815
United Natural Foods, Inc.*	3,379	60,991
Village Super Market, Inc., Class A	530	13,483
Weis Markets, Inc.	603	29,686
		1,094,390
Food Products - 1.1%
Alico, Inc.	330	10,666
B&G Foods, Inc.(b)	4,030	125,494
Bridgford Foods Corp.*	107	1,775
Calavo Growers, Inc.	1,040	66,009
Cal-Maine Foods, Inc.*	2,001	77,218
Darling Ingredients, Inc.*	10,171	325,167
Farmer Bros Co.*	1,018	6,403
Fresh Del Monte Produce, Inc.	1,964	45,545
Freshpet, Inc.*	2,446	277,865
Hostess Brands, Inc.*	7,733	99,292
J & J Snack Foods Corp.	945	128,473
John B Sanfilippo & Son, Inc.	556	44,280
Lancaster Colony Corp.	1,200	213,264
Landec Corp.*	1,640	16,794
Limoneira Co.	1,028	14,875
Sanderson Farms, Inc.	1,274	149,007
Seneca Foods Corp., Class A*	411	19,465
Simply Good Foods Co. (The)*	5,387	133,867
Tootsie Roll Industries, Inc.	1,015	32,482
		1,787,941
Gas Utilities - 0.7%
Brookfield Infrastructure Corp., Class A	2,057	102,685
Chesapeake Utilities Corp.	1,019	83,354
New Jersey Resources Corp.	6,025	181,594
Northwest Natural Holding Co.	1,927	98,489
ONE Gas, Inc.	3,314	245,634
RGC Resources, Inc.	481	11,217
South Jersey Industries, Inc.	5,861	129,821
Southwest Gas Holdings, Inc.	3,491	219,479
Spire, Inc.	3,172	184,642
		1,256,915

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Health Care Equipment & Supplies - 2.6%
Accelerate Diagnostics, Inc.*(b)	1,929	23,495
Accuray, Inc.*	5,660	13,188
Alphatec Holdings, Inc.*	2,818	16,880
AngioDynamics, Inc.*	2,319	21,717
Antares Pharma, Inc.*	10,390	29,404
Apyx Medical Corp.*	2,116	9,712
Aspira Women's Health, Inc.*(b)	2,985	8,552
AtriCure, Inc.*	2,464	110,215
Atrion Corp.	89	56,223
Avanos Medical, Inc.*	3,009	97,492
Axogen, Inc.*	2,301	27,313
Axonics Modulation Technologies, Inc.*	1,927	81,435
Bellerophon Therapeutics, Inc.*	218	2,352
Beyond Air, Inc.*(b)	830	4,607
BioLife Solutions, Inc.*	459	9,786
BioSig Technologies, Inc.*(b)	1,340	9,929
Cantel Medical Corp.	2,397	125,795
Cardiovascular Systems, Inc.*	2,181	71,253
Cerus Corp.*	10,242	65,242
Chembio Diagnostics, Inc.*(b)	1,235	5,063
Co-Diagnostics, Inc.*(b)	1,640	17,876
CONMED Corp.	1,716	148,108
CryoLife, Inc.*	2,327	47,052
CryoPort, Inc.*	2,119	117,562
Cutera, Inc.*	1,060	17,352
CytoSorbents Corp.*	2,180	18,399
Electromed, Inc.*	439	5,435
FONAR Corp.*	399	10,123
GenMark Diagnostics, Inc.*	4,283	55,551
Glaukos Corp.*	2,672	127,802
Heska Corp.*	441	45,688
Inogen, Inc.*	1,165	35,218
Integer Holdings Corp.*	2,067	143,160
IntriCon Corp.*	528	6,410
Invacare Corp.	2,137	14,489
iRadimed Corp.*	367	7,780
iRhythm Technologies, Inc.*	1,711	376,728
Lantheus Holdings, Inc.*	4,193	56,270
LeMaitre Vascular, Inc.	1,050	33,894
LivaNova plc*	3,086	144,733
Meridian Bioscience, Inc.*	2,675	37,825
Merit Medical Systems, Inc.*	3,425	168,168
Mesa Laboratories, Inc.	258	63,447
Milestone Scientific, Inc.*(b)	2,221	3,332
Misonix, Inc.*	916	12,082
Natus Medical, Inc.*	2,126	38,608
Nemaura Medical, Inc.*(b)	426	1,593
Neogen Corp.*	3,335	254,127
Nevro Corp.*	2,123	291,997
NuVasive, Inc.*	3,248	169,318
OraSure Technologies, Inc.*	3,940	46,177
Orthofix Medical, Inc.*	1,180	35,801
OrthoPediatrics Corp.*	755	38,052
PAVmed, Inc.*(b)	2,271	4,474
Pulse Biosciences, Inc.*(b)	866	8,565
Quotient Ltd.*(b)	3,825	19,355
Repro-Med Systems, Inc.*	1,541	13,391
Retractable Technologies, Inc.*(b)	839	5,302
Rockwell Medical, Inc.*(b)	4,331	5,674
SeaSpine Holdings Corp.*	1,656	22,041
Shockwave Medical, Inc.*	1,683	106,938
SI-BONE, Inc.*	1,604	34,999
Sientra, Inc.*	2,936	11,274
Silk Road Medical, Inc.*	2,008	122,448
Soliton, Inc.*(b)	353	2,411
STAAR Surgical Co.*	2,851	136,705
Stereotaxis, Inc.*(b)	2,798	9,849
Surgalign Holdings, Inc.*	3,592	7,974
Surmodics, Inc.*	836	37,829
Tactile Systems Technology, Inc.*	1,162	44,656
Tela Bio, Inc.*	343	4,888
TransMedics Group, Inc.*	1,250	22,288
Utah Medical Products, Inc.	216	17,744
Vapotherm, Inc.*	1,212	37,705
Varex Imaging Corp.*	2,375	26,339
Venus Concept, Inc.*	1,169	3,355
ViewRay, Inc.*	7,048	19,171
VolitionRX Ltd.*(b)	1,491	5,054
Wright Medical Group NV*	8,133	245,861
Zynex, Inc.*(b)	1,048	15,510
		4,371,610
Health Care Providers & Services - 1.8%
1Life Healthcare, Inc.*(b)	1,347	39,292
AdaptHealth Corp.*	497	10,551
Addus HomeCare Corp.*	873	81,765
American Renal Associates Holdings, Inc.*	869	5,857
AMN Healthcare Services, Inc.*	2,949	158,774
Apollo Medical Holdings, Inc.*	637	12,033
Avalon GloboCare Corp.*(b)	1,221	1,734
BioTelemetry, Inc.*	2,120	83,910
Brookdale Senior Living, Inc.*	11,610	31,928
Community Health Systems, Inc.*	5,388	27,856
CorVel Corp.*	562	46,657
Covetrus, Inc.*	6,203	142,111
Cross Country Healthcare, Inc.*	2,263	14,461
Ensign Group, Inc. (The)	3,232	189,201
Enzo Biochem, Inc.*	2,812	5,990
Exagen, Inc.*(b)	301	4,340
Five Star Senior Living, Inc.*	1,196	6,183
Fulgent Genetics, Inc.*	612	18,091
Hanger, Inc.*	2,339	46,219
HealthEquity, Inc.*	4,415	253,774
InfuSystem Holdings, Inc.*	916	13,328
Joint Corp. (The)*	838	14,967
LHC Group, Inc.*	1,917	399,579
Magellan Health, Inc.*	1,477	111,454
MEDNAX, Inc.*	5,241	97,378
National HealthCare Corp.	793	50,514
National Research Corp.	853	47,768
Ontrak, Inc.*(b)	497	36,256
Option Care Health, Inc.*	2,147	24,948
Owens & Minor, Inc.	3,936	65,259
Patterson Cos., Inc.	5,360	155,494
Pennant Group, Inc. (The)*	1,640	60,746
PetIQ, Inc.*	1,301	45,769
Progyny, Inc.*(b)	1,666	47,564
Providence Service Corp. (The)*	764	70,739
R1 RCM, Inc.*	6,754	97,933
RadNet, Inc.*	2,704	38,992
Select Medical Holdings Corp.*	6,864	137,760
Sharps Compliance Corp.*(b)	904	6,902
Surgery Partners, Inc.*	1,425	27,203
Tenet Healthcare Corp.*	6,603	186,073
Tivity Health, Inc.*	2,741	44,843

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Triple-S Management Corp., Class B*	1,454	27,044
US Physical Therapy, Inc.	800	71,120
Viemed Healthcare, Inc.*	2,174	23,631
		3,083,991
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc.*	10,225	91,309
Computer Programs and Systems, Inc.	812	22,216
Evolent Health, Inc., Class A*	4,772	68,383
Health Catalyst, Inc.*	2,039	63,576
HealthStream, Inc.*	1,629	33,745
HMS Holdings Corp.*	5,567	155,264
iCAD, Inc.*(b)	1,271	13,765
Inovalon Holdings, Inc., Class A*	4,661	115,337
Inspire Medical Systems, Inc.*	1,654	197,570
NantHealth, Inc.*(b)	1,706	5,425
NextGen Healthcare, Inc.*	3,476	46,092
Omnicell, Inc.*	2,684	178,969
OptimizeRx Corp.*	909	18,325
Phreesia, Inc.*	1,806	56,961
Schrodinger, Inc.*	873	52,782
Simulations Plus, Inc.	796	47,426
Tabula Rasa HealthCare, Inc.*(b)	1,294	65,476
Vocera Communications, Inc.*	2,009	56,232
		1,288,853
Hotels, Restaurants & Leisure - 2.4%
Accel Entertainment, Inc.*(b)	2,670	31,666
BBX Capital Corp.	789	12,151
Biglari Holdings, Inc., Class A*	3	1,397
Biglari Holdings, Inc., Class B*	58	5,748
BJ's Restaurants, Inc.	1,173	36,973
Bloomin' Brands, Inc.	5,535	79,372
Bluegreen Vacations Corp.	329	1,829
Boyd Gaming Corp.	5,139	137,622
Brinker International, Inc.	2,766	124,581
Caesars Entertainment, Inc.*	8,580	392,964
Carrols Restaurant Group, Inc.*	2,234	14,879
Century Casinos, Inc.*	1,716	10,553
Cheesecake Factory, Inc. (The)(b)	2,680	79,140
Churchill Downs, Inc.	2,401	419,599
Chuy's Holdings, Inc.*	1,048	23,308
Cracker Barrel Old Country Store, Inc.	1,515	202,571
Dave & Buster's Entertainment, Inc.(b)	2,937	48,842
Del Taco Restaurants, Inc.*	1,887	15,870
Denny's Corp.*	3,431	39,319
Dine Brands Global, Inc.	984	58,607
El Pollo Loco Holdings, Inc.*	1,133	20,247
Everi Holdings, Inc.*	5,137	39,863
Fiesta Restaurant Group, Inc.*	1,139	11,413
GAN Ltd.*(b)	467	9,597
Golden Entertainment, Inc.*	1,060	13,610
Hilton Grand Vacations, Inc.*	5,385	117,985
International Game Technology plc	6,283	69,930
Jack in the Box, Inc.	1,431	117,900
Kura Sushi USA, Inc., Class A*(b)	215	2,627
Lindblad Expeditions Holdings, Inc.*	1,629	16,135
Marriott Vacations Worldwide Corp.	2,558	242,166
Monarch Casino & Resort, Inc.*	797	36,670
Nathan's Famous, Inc.	183	9,598
Noodles & Co.*	1,976	15,037
Papa John's International, Inc.	2,045	201,003
Penn National Gaming, Inc.*	8,463	432,459
PlayAGS, Inc.*	1,685	6,740
RCI Hospitality Holdings, Inc.	545	10,420
Red Robin Gourmet Burgers, Inc.*(b)	812	9,013
Red Rock Resorts, Inc., Class A	4,160	71,032
Ruth's Hospitality Group, Inc.	1,679	17,252
Scientific Games Corp.*	3,609	74,652
SeaWorld Entertainment, Inc.*	3,211	65,504
Shake Shack, Inc., Class A*	2,217	151,310
Target Hospitality Corp.*	1,876	2,720
Texas Roadhouse, Inc.	4,152	261,535
Twin River Worldwide Holdings, Inc.	1,150	27,520
Wingstop, Inc.	1,872	305,885
		4,096,814
Household Durables - 1.6%
Beazer Homes USA, Inc.*	1,803	22,069
Casper Sleep, Inc.*	533	4,839
Cavco Industries, Inc.*	548	104,619
Century Communities, Inc.*	1,848	65,937
Ethan Allen Interiors, Inc.	1,482	21,104
GoPro, Inc., Class A*	8,170	37,500
Green Brick Partners, Inc.*	1,501	21,374
Hamilton Beach Brands Holding Co., Class A	434	9,483
Helen of Troy Ltd.*	1,598	330,498
Hooker Furniture Corp.	735	18,118
Installed Building Products, Inc.*	1,446	125,542
iRobot Corp.*(b)	1,744	129,108
KB Home	5,576	199,398
La-Z-Boy, Inc.	2,816	91,520
Legacy Housing Corp.*	525	8,017
LGI Homes, Inc.*	1,408	157,499
Lifetime Brands, Inc.	757	7,434
Lovesac Co. (The)*	563	14,902
M/I Homes, Inc.*	1,761	74,948
MDC Holdings, Inc.	3,212	139,336
Meritage Homes Corp.*	2,350	225,670
Purple Innovation, Inc.*	903	17,076
Skyline Champion Corp.*	3,442	98,235
Sonos, Inc.*	5,018	70,603
Taylor Morrison Home Corp., Class A*	7,979	187,746
TopBuild Corp.*	2,091	321,596
TRI Pointe Group, Inc.*	8,191	138,264
Tupperware Brands Corp.	3,099	50,483
Turtle Beach Corp.*	852	16,674
Universal Electronics, Inc.*	853	35,041
VOXX International Corp.*	1,256	7,888
		2,752,521
Household Products - 0.2%
Central Garden & Pet Co.*	612	24,902
Central Garden & Pet Co., Class A*	2,498	92,826
Oil-Dri Corp. of America	329	11,522
WD-40 Co.	861	175,971
		305,221
Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corp.*	5,735	11,872
Brookfield Renewable Corp.	4,332	220,586

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Clearway Energy, Inc., Class A	2,204	53,227
Clearway Energy, Inc., Class C	5,038	128,519
Ormat Technologies, Inc.	2,528	153,879
Sunnova Energy International, Inc.*	2,045	48,507
		616,590
Industrial Conglomerates - 0.0%(d)
Raven Industries, Inc.	2,251	55,937

Insurance - 1.7%
Ambac Financial Group, Inc.*	2,866	36,198
American Equity Investment Life Holding Co.	5,735	137,124
AMERISAFE, Inc.	1,210	80,743
Argo Group International Holdings Ltd.	2,051	76,174
BRP Group, Inc., Class A*	1,255	34,525
Citizens, Inc.*(b)	3,136	18,346
CNO Financial Group, Inc.	9,057	147,629
Crawford & Co., Class A	1,030	7,066
Donegal Group, Inc., Class A	689	9,942
eHealth, Inc.*	1,610	101,623
Employers Holdings, Inc.	1,888	61,511
Enstar Group Ltd.*	762	136,390
FBL Financial Group, Inc., Class A	614	22,749
FedNat Holding Co.	780	6,622
Genworth Financial, Inc., Class A*	31,889	96,305
Goosehead Insurance, Inc., Class A	815	83,749
Greenlight Capital Re Ltd., Class A*	1,828	13,290
HCI Group, Inc.	379	20,739
Heritage Insurance Holdings, Inc.	1,587	20,710
Horace Mann Educators Corp.	2,619	102,298
Independence Holding Co.	290	10,150
Investors Title Co.	83	11,293
James River Group Holdings Ltd.	1,888	91,965
Kinsale Capital Group, Inc.	1,315	272,507
MBIA, Inc.*	4,392	35,619
National General Holdings Corp.	4,309	146,721
National Western Life Group, Inc., Class A	161	35,418
NI Holdings, Inc.*	579	9,449
Palomar Holdings, Inc.*	1,221	137,179
ProAssurance Corp.	3,389	51,920
ProSight Global, Inc.*	591	5,603
Protective Insurance Corp., Class B	568	8,157
RLI Corp.	2,503	234,756
Safety Insurance Group, Inc.	927	67,115
Selective Insurance Group, Inc.	3,736	223,450
State Auto Financial Corp.	1,108	17,096
Stewart Information Services Corp.	1,474	62,896
Third Point Reinsurance Ltd.*	5,093	43,596
Tiptree, Inc.	1,577	8,894
Trupanion, Inc.*	1,876	117,682
United Fire Group, Inc.	1,325	33,364
United Insurance Holdings Corp.	1,289	9,758
Universal Insurance Holdings, Inc.	1,779	33,000
Vericity, Inc.	118	839
Watford Holdings Ltd.*	1,082	17,312
		2,899,472
Interactive Media & Services - 0.3%
Cargurus, Inc.*	5,458	133,066
Cars.com, Inc.*	4,266	37,029
DHI Group, Inc.*	3,076	7,475
Eventbrite, Inc., Class A*	4,016	43,172
EverQuote, Inc., Class A*	886	31,453
Liberty TripAdvisor Holdings, Inc., Class A*	4,597	12,871
Meet Group, Inc. (The)*	4,348	27,392
QuinStreet, Inc.*	2,991	39,332
TrueCar, Inc.*	6,702	31,700
Yelp, Inc.*	4,422	102,237
		465,727
Internet & Direct Marketing Retail - 0.6%
1-800-Flowers.com, Inc., Class A*	1,568	46,930
CarParts.com, Inc.*	1,335	18,757
Duluth Holdings, Inc., Class B*(b)	701	6,786
Groupon, Inc.*	1,452	46,217
Lands' End, Inc.*	737	9,861
Liquidity Services, Inc.*	1,759	12,682
Magnite, Inc.*	6,517	47,900
Overstock.com, Inc.*	2,542	222,425
PetMed Express, Inc.	1,234	42,894
Quotient Technology, Inc.*	5,430	47,295
RealReal, Inc. (The)*	3,941	63,292
Shutterstock, Inc.	1,230	61,894
Stamps.com, Inc.*	1,046	260,810
Stitch Fix, Inc., Class A*(b)	3,554	85,829
Waitr Holdings, Inc.*(b)	4,803	19,356
		992,928
IT Services - 1.5%
Brightcove, Inc.*	2,466	27,422
Cardtronics plc, Class A*	2,273	49,347
Cass Information Systems, Inc.	900	35,244
Conduent, Inc.*	10,432	35,260
CSG Systems International, Inc.	2,066	87,950
Endurance International Group Holdings, Inc.*	4,181	27,218
EVERTEC, Inc.	3,804	133,216
Evo Payments, Inc., Class A*	2,577	74,037
ExlService Holdings, Inc.*	2,123	135,214
GreenSky, Inc., Class A*	3,928	17,087
Grid Dynamics Holdings, Inc.*	1,374	10,195
GTT Communications, Inc.*(b)	2,015	10,035
Hackett Group, Inc. (The)	1,581	19,936
I3 Verticals, Inc., Class A*	933	26,021
Information Services Group, Inc.*	2,226	4,574
International Money Express, Inc.*	837	14,162
KBR, Inc.	9,003	224,985
Limelight Networks, Inc.*	7,337	41,601
LiveRamp Holdings, Inc.*	4,144	231,401
ManTech International Corp., Class A	1,715	128,368
MAXIMUS, Inc.	3,862	299,498
MoneyGram International, Inc.*(b)	3,923	11,455
NIC, Inc.	4,158	88,898
Paysign, Inc.*(b)	1,947	12,539
Perficient, Inc.*	2,059	88,352
Perspecta, Inc.	8,800	182,776
PFSweb, Inc.*	887	7,495
Priority Technology Holdings, Inc.*	487	950
Repay Holdings Corp.*	2,313	58,519
ServiceSource International, Inc.*(b)	5,496	8,272
StarTek, Inc.*	1,059	5,295
Sykes Enterprises, Inc.*	2,470	81,769

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
TTEC Holdings, Inc.	1,146	64,967
Tucows, Inc., Class A*	593	37,490
Unisys Corp.*	3,911	45,602
Verra Mobility Corp.*	8,452	89,295
Virtusa Corp.*	1,819	71,923
		2,488,368
Leisure Products - 0.5%
Acushnet Holdings Corp.	2,162	76,297
American Outdoor Brands, Inc.*	862	13,128
Callaway Golf Co.	5,905	123,178
Clarus Corp.	1,475	18,570
Escalade, Inc.	653	11,839
Johnson Outdoors, Inc., Class A	330	28,284
Malibu Boats, Inc., Class A*	1,298	67,301
Marine Products Corp.	455	6,575
MasterCraft Boat Holdings, Inc.*	1,171	24,486
Nautilus, Inc.*	1,873	22,195
Smith & Wesson Brands, Inc.*	3,448	62,961
Sturm Ruger & Co., Inc.	1,064	75,395
Vista Outdoor, Inc.*	3,688	71,584
YETI Holdings, Inc.*	4,686	240,767
		842,560
Life Sciences Tools & Services - 0.5%
Champions Oncology, Inc.*	458	3,792
ChromaDex Corp.*	2,578	12,761
Codexis, Inc.*	3,390	46,782
Fluidigm Corp.*	4,461	35,019
Harvard Bioscience, Inc.*	2,388	8,000
Luminex Corp.	2,683	71,609
Medpace Holdings, Inc.*	1,725	223,888
NanoString Technologies, Inc.*	2,389	96,707
NeoGenomics, Inc.*	6,548	255,045
Pacific Biosciences of California, Inc.*	9,199	60,713
Personalis, Inc.*	1,234	28,160
Quanterix Corp.*	1,197	42,613
		885,089
Machinery - 2.7%
Alamo Group, Inc.	623	69,091
Albany International Corp., Class A	1,942	100,790
Altra Industrial Motion Corp.	4,076	159,168
Astec Industries, Inc.	1,419	74,810
Barnes Group, Inc.	2,969	117,572
Blue Bird Corp.*	973	11,073
Chart Industries, Inc.*	2,282	149,973
CIRCOR International, Inc.*	1,259	37,329
Columbus McKinnon Corp.	1,465	53,289
Douglas Dynamics, Inc.	1,426	54,744
Eastern Co. (The)	339	7,424
Energy Recovery, Inc.*	2,397	20,399
Enerpac Tool Group Corp.	3,427	71,282
EnPro Industries, Inc.	1,306	76,427
ESCO Technologies, Inc.	1,619	145,581
Evoqua Water Technologies Corp.*	5,417	110,832
ExOne Co. (The)*(b)	711	8,688
Federal Signal Corp.	3,781	121,446
Franklin Electric Co., Inc.	2,910	172,738
Gencor Industries, Inc.*	579	7,301
Gorman-Rupp Co. (The)	1,112	35,528
Graham Corp.	609	7,996
Greenbrier Cos., Inc. (The)	2,037	55,386
Helios Technologies, Inc.	1,855	76,259
Hillenbrand, Inc.	4,683	148,498
Hurco Cos., Inc.	403	11,397
Hyster-Yale Materials Handling, Inc.	624	25,172
John Bean Technologies Corp.	1,979	202,867
Kadant, Inc.	723	84,186
Kennametal, Inc.	5,250	152,355
L B Foster Co., Class A*	638	9,538
Lindsay Corp.	685	68,452
Luxfer Holdings plc	1,803	25,639
Lydall, Inc.*	1,081	20,301
Manitowoc Co., Inc. (The)*	2,144	20,197
Mayville Engineering Co., Inc.*	460	3,933
Meritor, Inc.*	4,383	99,757
Miller Industries, Inc.	701	21,990
Mueller Industries, Inc.	3,533	104,930
Mueller Water Products, Inc., Class A	9,909	107,017
Navistar International Corp.*	3,155	100,897
NN, Inc.	2,656	12,085
Omega Flex, Inc.	183	24,108
Park-Ohio Holdings Corp.	546	8,638
Proto Labs, Inc.*	1,691	248,577
RBC Bearings, Inc.*	1,557	205,586
REV Group, Inc.	1,738	13,470
Rexnord Corp.	6,731	194,930
Shyft Group, Inc. (The)	2,155	43,035
SPX Corp.*	2,718	113,694
SPX FLOW, Inc.*	2,688	116,874
Standex International Corp.	776	44,884
Tennant Co.	1,156	76,839
Terex Corp.	4,256	83,290
TriMas Corp.*	2,733	69,090
Wabash National Corp.	3,344	40,830
Watts Water Technologies, Inc., Class A	1,733	165,935
Welbilt, Inc.*	8,242	60,826
		4,474,943
Marine - 0.1%
Costamare, Inc.	3,138	15,847
Eagle Bulk Shipping, Inc.*(b)	2,798	7,387
Genco Shipping & Trading Ltd.	1,084	7,707
Matson, Inc.	2,704	108,349
Pangaea Logistics Solutions Ltd.	673	1,649
Safe Bulkers, Inc.*	3,282	3,643
Scorpio Bulkers, Inc.	342	4,778
		149,360
Media - 0.6%
AMC Networks, Inc., Class A*	2,446	59,413
Boston Omaha Corp., Class A*	712	11,613
Cardlytics, Inc.*	1,632	123,787
Central European Media Enterprises Ltd., Class A*	5,632	23,345
comScore, Inc.*	3,695	9,718
Daily Journal Corp.*(b)	71	19,539
Emerald Holding, Inc.	1,548	4,273
Entercom Communications Corp., Class A	7,416	11,124
Entravision Communications Corp., Class A	3,723	5,659
EW Scripps Co. (The), Class A	3,542	39,387
Fluent, Inc.*	2,647	8,206
Gannett Co., Inc.(b)	8,314	14,383
Gray Television, Inc.*	5,646	87,626
Hemisphere Media Group, Inc.*	1,038	9,238

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
iHeartMedia, Inc., Class A*(b)	3,783	34,879
Loral Space & Communications, Inc.	812	19,139
Meredith Corp.	2,507	35,098
MSG Networks, Inc., Class A*	2,519	24,535
National CineMedia, Inc.	3,938	14,216
Saga Communications, Inc., Class A	240	5,400
Scholastic Corp.	1,837	41,333
Sinclair Broadcast Group, Inc., Class A(b)	3,284	68,340
TechTarget, Inc.*	1,473	58,449
TEGNA, Inc.	13,866	173,602
Tribune Publishing Co.	987	11,202
WideOpenWest, Inc.*	3,309	19,027
		932,531
Metals & Mining - 1.1%
Alcoa Corp.*	11,841	173,115
Allegheny Technologies, Inc.*	8,022	66,823
Arconic Corp.*	6,291	139,975
Caledonia Mining Corp. plc	705	12,817
Carpenter Technology Corp.	3,002	63,132
Century Aluminum Co.*	3,195	31,535
Cleveland-Cliffs, Inc.(b)	24,967	164,283
Coeur Mining, Inc.*	15,307	129,497
Commercial Metals Co.	7,518	156,901
Compass Minerals International, Inc.	2,158	122,855
Gold Resource Corp.	4,131	16,441
Haynes International, Inc.	789	14,786
Hecla Mining Co.	32,989	198,594
Kaiser Aluminum Corp.	993	63,830
Materion Corp.	1,283	70,039
Novagold Resources, Inc.*	15,022	159,083
Olympic Steel, Inc.	577	6,347
Ryerson Holding Corp.*	1,014	5,587
Schnitzer Steel Industries, Inc., Class A	1,630	32,176
SunCoke Energy, Inc.	5,251	18,799
TimkenSteel Corp.*	2,845	10,726
United States Steel Corp.(b)	13,850	108,445
Warrior Met Coal, Inc.	3,251	50,293
Worthington Industries, Inc.	2,348	97,512
		1,913,591
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
Anworth Mortgage Asset Corp.	6,201	10,728
Apollo Commercial Real Estate Finance, Inc.	9,769	87,335
Arbor Realty Trust, Inc.(b)	6,520	73,806
Ares Commercial Real Estate Corp.	1,946	19,382
Arlington Asset Investment Corp., Class A	2,311	6,286
ARMOUR Residential REIT, Inc.	4,046	39,206
Blackstone Mortgage Trust, Inc., Class A	8,705	206,918
Broadmark Realty Capital, Inc.(b)	8,132	79,694
Capstead Mortgage Corp.	6,028	37,193
Cherry Hill Mortgage Investment Corp.	962	9,197
Chimera Investment Corp.	12,132	107,853
Colony Credit Real Estate, Inc.	5,314	31,990
Dynex Capital, Inc.(b)	1,400	22,176
Ellington Financial, Inc.	2,608	32,496
Ellington Residential Mortgage REIT(b)	571	6,487
Granite Point Mortgage Trust, Inc.	3,451	22,915
Great Ajax Corp.	1,310	11,947
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,467	189,669
Invesco Mortgage Capital, Inc.(b)	11,367	34,101
KKR Real Estate Finance Trust, Inc.	1,805	32,851
Ladder Capital Corp.	6,683	49,788
MFA Financial, Inc.	28,689	76,886
New York Mortgage Trust, Inc.	23,949	63,225
Orchid Island Capital, Inc.	4,207	21,498
PennyMac Mortgage Investment Trust	6,267	107,416
Ready Capital Corp.	2,312	23,652
Redwood Trust, Inc.	7,267	50,360
TPG RE Finance Trust, Inc.	3,795	33,472
Two Harbors Investment Corp.	17,314	94,361
Western Asset Mortgage Capital Corp.(b)	3,308	7,509
		1,590,397
Multiline Retail - 0.2%
Big Lots, Inc.	2,480	116,932
Dillard's, Inc., Class A(b)	477	14,410
Macy's, Inc.(b)	19,738	137,574
		268,916
Multi-Utilities - 0.3%
Avista Corp.	4,256	156,876
Black Hills Corp.	3,975	222,918
NorthWestern Corp.	3,208	165,661
Unitil Corp.	932	39,331
		584,786
Oil, Gas & Consumable Fuels - 1.1%
Adams Resources & Energy, Inc.	138	2,935
Antero Resources Corp.*(b)	15,345	49,411
Arch Resources, Inc.	953	35,900
Ardmore Shipping Corp.	2,123	7,855
Berry Corp.	4,282	16,871
Bonanza Creek Energy, Inc.*	1,188	23,808
Brigham Minerals, Inc., Class A	1,912	22,581
Clean Energy Fuels Corp.*	8,310	21,938
CNX Resources Corp.*	11,729	128,550
Comstock Resources, Inc.*	1,266	7,292
CONSOL Energy, Inc.*	1,645	8,505
Contango Oil & Gas Co.*(b)	5,671	9,187
CVR Energy, Inc.	1,871	31,227
Delek US Holdings, Inc.	3,950	62,133
DHT Holdings, Inc.	7,048	37,284
Diamond S Shipping, Inc.*	1,732	14,185
Dorian LPG Ltd.*	2,190	18,484
Earthstone Energy, Inc., Class A*	1,474	4,319
Energy Fuels, Inc.*(b)	7,376	13,424
Evolution Petroleum Corp.	1,790	4,887
Falcon Minerals Corp.	2,443	6,865
Frontline Ltd.(b)	7,457	59,358
Golar LNG Ltd.*	5,754	59,554
Goodrich Petroleum Corp.*	585	4,826
Green Plains, Inc.*	2,158	28,874
Gulfport Energy Corp.*	10,169	7,176
International Seaways, Inc.	1,564	26,525
Kosmos Energy Ltd.	25,482	37,459

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Magnolia Oil & Gas Corp., Class A*	7,924	51,031
Matador Resources Co.*(b)	6,974	67,857
Montage Resources Corp.*	1,358	7,007
NACCO Industries, Inc., Class A	237	4,858
NextDecade Corp.*	1,331	1,770
Nordic American Tankers Ltd.(b)	9,118	39,754
Overseas Shipholding Group, Inc., Class A*	4,177	8,813
Ovintiv, Inc.(b)	16,548	183,352
Par Pacific Holdings, Inc.*	2,529	21,952
PBF Energy, Inc., Class A	6,104	52,250
PDC Energy, Inc.*	6,308	95,503
Peabody Energy Corp.	3,969	10,359
Penn Virginia Corp.*	861	9,833
PrimeEnergy Resources Corp.*	32	2,152
Range Resources Corp.	13,536	100,979
Renewable Energy Group, Inc.*	2,417	80,800
REX American Resources Corp.*	355	21,932
Scorpio Tankers, Inc.(b)	3,234	38,291
SFL Corp. Ltd.	5,894	51,749
SM Energy Co.	7,125	17,314
Southwestern Energy Co.*	34,357	95,512
Talos Energy, Inc.*	698	5,242
Tellurian, Inc.*(b)	9,227	8,570
Uranium Energy Corp.*(b)	11,486	13,209
W&T Offshore, Inc.*(b)	5,962	13,295
Whiting Petroleum Corp.*(b)	5,691	4,550
World Fuel Services Corp.	3,949	104,254
		1,863,601
Paper & Forest Products - 0.4%
Boise Cascade Co.	2,470	113,126
Clearwater Paper Corp.*	1,015	34,165
Domtar Corp.	3,473	99,050
Louisiana-Pacific Corp.	7,128	234,796
Neenah, Inc.	1,060	46,937
P H Glatfelter Co.	2,769	41,507
Schweitzer-Mauduit International, Inc.	1,959	59,417
Verso Corp., Class A	2,221	29,117
		658,115
Personal Products - 0.3%
BellRing Brands, Inc., Class A*	2,514	48,872
Edgewell Personal Care Co.*	3,446	98,935
elf Beauty, Inc.*	1,665	32,517
Inter Parfums, Inc.	1,122	50,120
Lifevantage Corp.*	866	13,007
Medifast, Inc.	712	115,857
Nature's Sunshine Products, Inc.*	563	6,216
Revlon, Inc., Class A*(b)	437	3,199
USANA Health Sciences, Inc.*	730	57,239
Veru, Inc.*	3,138	8,692
		434,654
Pharmaceuticals - 1.3%
AcelRx Pharmaceuticals, Inc.*(b)	5,060	6,325
Aerie Pharmaceuticals, Inc.*	2,318	25,498
Agile Therapeutics, Inc.*(b)	4,295	13,744
AMAG Pharmaceuticals, Inc.*(b)	1,952	20,223
Amneal Pharmaceuticals, Inc.*	6,271	25,774
Amphastar Pharmaceuticals, Inc.*	2,241	45,672
ANI Pharmaceuticals, Inc.*	595	18,659
Aquestive Therapeutics, Inc.*(b)	1,258	9,888
Arvinas, Inc.*	1,849	47,982
Avenue Therapeutics, Inc.*	422	4,697
Axsome Therapeutics, Inc.*	1,751	128,366
Aytu BioScience, Inc.*(b)	1,451	1,538
BioDelivery Sciences International, Inc.*	5,615	21,955
Cara Therapeutics, Inc.*	2,600	40,300
Cassava Sciences, Inc.*(b)	1,469	4,613
Cerecor, Inc.*	1,829	4,499
Chiasma, Inc.*	2,319	12,731
Collegium Pharmaceutical, Inc.*	2,171	41,379
Corcept Therapeutics, Inc.*	6,067	77,051
CorMedix, Inc.*(b)	1,634	7,631
Cymabay Therapeutics, Inc.*	4,381	28,345
Durect Corp.*	12,504	21,694
Eloxx Pharmaceuticals, Inc.*(b)	1,689	5,211
Endo International plc*	14,318	43,097
Eton Pharmaceuticals, Inc.*(b)	935	7,330
Evofem Biosciences, Inc.*	2,968	9,854
Evolus, Inc.*(b)	1,380	5,327
Fulcrum Therapeutics, Inc.*	791	5,751
Harrow Health, Inc.*	1,417	9,763
IMARA, Inc.*(b)	312	7,251
Innoviva, Inc.*	4,009	46,945
Intersect ENT, Inc.*	2,054	41,244
Intra-Cellular Therapies, Inc.*	3,476	63,333
Kala Pharmaceuticals, Inc.*(b)	2,502	22,268
Kaleido Biosciences, Inc.*(b)	630	3,963
Lannett Co., Inc.*	2,014	10,594
Liquidia Technologies, Inc.*	1,289	6,600
Lyra Therapeutics, Inc.*	260	3,398
Mallinckrodt plc*(b)	5,359	8,467
Marinus Pharmaceuticals, Inc.*	5,359	10,396
Menlo Therapeutics, Inc.*	6,737	10,308
MyoKardia, Inc.*	3,142	343,860
NGM Biopharmaceuticals, Inc.*	1,483	27,658
Ocular Therapeutix, Inc.*	3,242	28,205
Odonate Therapeutics, Inc.*	827	13,356
Omeros Corp.*(b)	3,314	39,602
Optinose, Inc.*(b)	1,952	8,882
Osmotica Pharmaceuticals plc*	757	4,497
Pacira BioSciences, Inc.*	2,614	163,427
Paratek Pharmaceuticals, Inc.*	2,580	11,868
Phathom Pharmaceuticals, Inc.*(b)	678	24,923
Phibro Animal Health Corp., Class A	1,290	27,683
Prestige Consumer Healthcare, Inc.*	3,182	115,920
Provention Bio, Inc.*(b)	2,680	34,947
Recro Pharma, Inc.*	1,228	3,377
Relmada Therapeutics, Inc.*(b)	888	31,684
Revance Therapeutics, Inc.*	3,588	104,877
Satsuma Pharmaceuticals, Inc.*	580	13,357
scPharmaceuticals, Inc.*	341	2,919
SIGA Technologies, Inc.*	3,418	23,755
Strongbridge Biopharma plc*	2,248	8,632
Supernus Pharmaceuticals, Inc.*	3,082	67,773
TherapeuticsMD, Inc.*(b)	14,933	21,802
Theravance Biopharma, Inc.*	2,905	53,249
Tricida, Inc.*	1,787	18,889
Verrica Pharmaceuticals, Inc.*(b)	788	7,242
WaVe Life Sciences Ltd.*	1,298	16,264
Xeris Pharmaceuticals, Inc.*(b)	2,362	11,113
Zogenix, Inc.*	3,514	83,176
		2,242,601

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Professional Services - 0.9%
Acacia Research Corp.*	3,011	11,427
Akerna Corp.*(b)	569	3,442
ASGN, Inc.*	3,216	230,812
Barrett Business Services, Inc.	471	27,116
BG Staffing, Inc.	583	5,469
CBIZ, Inc.*	3,223	78,383
CRA International, Inc.	477	20,277
Exponent, Inc.	3,246	261,157
Forrester Research, Inc.*	690	24,467
Franklin Covey Co.*	792	15,634
GP Strategies Corp.*	826	7,979
Heidrick & Struggles International, Inc.	1,212	26,216
Huron Consulting Group, Inc.*	1,430	62,033
ICF International, Inc.	1,149	78,488
Insperity, Inc.	2,293	154,479
Kelly Services, Inc., Class A	2,125	40,354
Kforce, Inc.	1,248	42,856
Korn Ferry	3,468	105,774
Mastech Digital, Inc.*	245	4,533
Mistras Group, Inc.*	1,150	5,474
Red Violet, Inc.*(b)	410	8,524
Resources Connection, Inc.	1,930	23,720
TriNet Group, Inc.*	2,602	176,520
TrueBlue, Inc.*	2,262	38,273
Upwork, Inc.*	5,864	89,309
Willdan Group, Inc.*	652	18,373
		1,561,089
Real Estate Management & Development - 0.6%
Altisource Portfolio Solutions SA*	289	3,257
American Realty Investors, Inc.*	70	592
CTO Realty Growth, Inc.	294	12,398
Cushman & Wakefield plc*	6,986	81,107
eXp World Holdings, Inc.*	1,508	67,076
Forestar Group, Inc.*	1,053	18,712
FRP Holdings, Inc.*	424	17,418
Griffin Industrial Realty, Inc.	162	8,615
Kennedy-Wilson Holdings, Inc.	7,729	110,447
Marcus & Millichap, Inc.*	1,471	41,497
Maui Land & Pineapple Co., Inc.*	425	4,956
Newmark Group, Inc., Class A	9,030	40,003
Rafael Holdings, Inc., Class B*	579	10,086
RE/MAX Holdings, Inc., Class A	1,126	39,568
Realogy Holdings Corp.*	7,248	80,308
Redfin Corp.*	6,064	288,464
RMR Group, Inc. (The), Class A	961	27,119
St Joe Co. (The)*	2,075	48,161
Stratus Properties, Inc.*	372	7,291
Tejon Ranch Co.*	1,323	18,932
Transcontinental Realty Investors, Inc.*	85	1,955
		927,962
Road & Rail - 0.5%
ArcBest Corp.	1,591	53,808
Avis Budget Group, Inc.*	3,326	113,450
Covenant Logistics Group, Inc., Class A*	807	14,792
Daseke, Inc.*	2,883	17,731
Heartland Express, Inc.	2,870	59,366
Hertz Global Holdings, Inc.*	5,514	8,050
Marten Transport Ltd.	3,738	67,882
PAM Transportation Services, Inc.*	114	4,161
Saia, Inc.*	1,662	223,040
Universal Logistics Holdings, Inc.	484	10,406
US Xpress Enterprises, Inc., Class A*	1,402	13,417
Werner Enterprises, Inc.	3,850	177,139
		763,242
Semiconductors & Semiconductor Equipment - 2.0%
Advanced Energy Industries, Inc.*	2,400	177,888
Alpha & Omega Semiconductor Ltd.*	1,282	17,371
Ambarella, Inc.*	2,091	110,196
Amkor Technology, Inc.*	6,309	76,938
Atomera, Inc.*(b)	906	11,515
Axcelis Technologies, Inc.*	2,066	48,820
AXT, Inc.*	2,470	13,931
Brooks Automation, Inc.	4,591	237,033
Cabot Microelectronics Corp.	1,834	279,300
CEVA, Inc.*	1,371	57,925
Cohu, Inc.	2,597	44,668
CyberOptics Corp.*	444	14,230
Diodes, Inc.*	2,679	130,896
DSP Group, Inc.*	1,384	19,847
FormFactor, Inc.*	4,822	125,999
GSI Technology, Inc.*	1,028	6,538
Ichor Holdings Ltd.*	1,400	35,224
Impinj, Inc.*	1,063	25,990
Lattice Semiconductor Corp.*	8,499	243,071
MACOM Technology Solutions Holdings, Inc.*	2,970	105,821
Maxeon Solar Technologies Ltd.*(b)	604	12,559
MaxLinear, Inc.*	4,225	102,879
NeoPhotonics Corp.*	3,050	20,313
NVE Corp.	301	16,082
Onto Innovation, Inc.*	2,996	93,595
PDF Solutions, Inc.*	1,826	37,798
Photronics, Inc.*	3,998	40,100
Pixelworks, Inc.*	2,401	5,474
Power Integrations, Inc.	3,726	208,544
Rambus, Inc.*	7,168	96,266
Semtech Corp.*	4,082	239,409
Silicon Laboratories, Inc.*	2,741	280,706
SiTime Corp.*	320	21,082
SMART Global Holdings, Inc.*	895	22,554
SunPower Corp.*(b)	4,835	54,104
Synaptics, Inc.*	2,151	183,545
Ultra Clean Holdings, Inc.*	2,504	61,398
Veeco Instruments, Inc.*	3,076	36,574
		3,316,183
Software - 4.1%
8x8, Inc.*	6,421	108,387
A10 Networks, Inc.*	3,902	33,362
ACI Worldwide, Inc.*	7,239	212,682
Agilysys, Inc.*	1,148	29,125
Alarm.com Holdings, Inc.*	2,862	171,348
Altair Engineering, Inc., Class A*	2,654	111,521
American Software, Inc., Class A	1,892	26,791
Appfolio, Inc., Class A*	1,011	169,878
Appian Corp.*(b)	2,075	127,073
Asure Software, Inc.*	850	5,721
Avaya Holdings Corp.*	5,861	90,963
Benefitfocus, Inc.*	1,833	18,953
Blackbaud, Inc.	3,124	199,467
Blackline, Inc.*	3,170	276,963
Bottomline Technologies DE, Inc.*	2,734	130,220

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Box, Inc., Class A*	9,323	183,011
Cerence, Inc.*	2,322	123,530
ChannelAdvisor Corp.*	1,723	28,981
Cloudera, Inc.*	12,948	171,043
CommVault Systems, Inc.*	2,640	114,127
Cornerstone OnDemand, Inc.*	3,831	135,119
Digimarc Corp.*(b)	755	12,065
Digital Turbine, Inc.*	5,207	125,957
Domo, Inc., Class B*	1,610	65,559
Ebix, Inc.(b)	1,667	38,458
eGain Corp.*	1,319	17,648
Envestnet, Inc.*	3,357	278,597
GTY Technology Holdings, Inc.*	2,804	9,155
Intelligent Systems Corp.*	455	17,103
J2 Global, Inc.*	2,928	204,931
LivePerson, Inc.*	3,850	229,691
Majesco*	475	7,595
MicroStrategy, Inc., Class A*	492	71,065
Mimecast Ltd.*	3,566	175,590
Mitek Systems, Inc.*	2,531	32,118
MobileIron, Inc.*	6,085	39,735
Model N, Inc.*	2,155	84,735
OneSpan, Inc.*	2,109	45,449
Park City Group, Inc.*(b)	783	3,884
Ping Identity Holding Corp.*	1,579	54,428
Progress Software Corp.	2,835	107,418
PROS Holdings, Inc.*	2,481	96,759
Q2 Holdings, Inc.*	3,135	305,004
QAD, Inc., Class A	730	33,200
Qualys, Inc.*	2,151	228,307
Rapid7, Inc.*	3,184	205,591
Rimini Street, Inc.*	1,300	5,694
Rosetta Stone, Inc.*	1,478	44,902
Sailpoint Technologies Holdings, Inc.*	5,563	218,237
Sapiens International Corp. NV	1,621	54,368
SeaChange International, Inc.*	1,910	2,559
SecureWorks Corp., Class A*	565	7,305
ShotSpotter, Inc.*	508	15,220
Smith Micro Software, Inc.*(b)	2,116	8,125
Sprout Social, Inc., Class A*	502	19,453
SPS Commerce, Inc.*	2,220	177,334
SVMK, Inc.*	7,537	187,596
Synchronoss Technologies, Inc.*	2,528	11,098
Telenav, Inc.*	2,094	9,611
Tenable Holdings, Inc.*	4,332	163,057
Upland Software, Inc.*	1,444	56,634
Varonis Systems, Inc.*	1,972	243,601
Verint Systems, Inc.*	4,049	192,570
Veritone, Inc.*(b)	1,452	12,008
VirnetX Holding Corp.(b)	4,001	19,885
Workiva, Inc.*	2,427	143,193
Xperi Holding Corp.	6,786	85,029
Yext, Inc.*	6,393	126,965
Zix Corp.*	3,453	20,925
Zuora, Inc., Class A*	6,175	83,918
		6,867,594
Specialty Retail - 2.0%
Aaron's, Inc.	4,261	238,147
Abercrombie & Fitch Co., Class A	3,891	50,622
American Eagle Outfitters, Inc.	9,533	120,211
America's Car-Mart, Inc.*	388	38,994
Asbury Automotive Group, Inc.*	1,217	128,746
At Home Group, Inc.*	3,037	58,037
Bed Bath & Beyond, Inc.*(b)	8,017	97,647
Boot Barn Holdings, Inc.*	1,804	50,927
Buckle, Inc. (The)	1,831	34,313
Caleres, Inc.	2,428	18,963
Camping World Holdings, Inc., Class A	2,073	60,241
Cato Corp. (The), Class A	1,323	10,584
Chico's FAS, Inc.	7,516	9,620
Children's Place, Inc. (The)	894	17,849
Citi Trends, Inc.	688	13,299
Conn's, Inc.*	1,104	14,109
Container Store Group, Inc. (The)*	1,008	4,284
Designer Brands, Inc., Class A	3,898	27,481
Envela Corp.*(b)	491	1,905
Express, Inc.*(b)	4,023	4,466
GameStop Corp., Class A*(b)	3,617	24,162
Genesco, Inc.*	896	17,472
Group 1 Automotive, Inc.	1,100	95,084
GrowGeneration Corp.*(b)	1,816	28,974
Guess?, Inc.	2,762	31,763
Haverty Furniture Cos., Inc.	1,063	22,451
Hibbett Sports, Inc.*	1,042	34,772
Hudson Ltd., Class A*	2,508	18,910
Lithia Motors, Inc., Class A	1,390	346,054
Lumber Liquidators Holdings, Inc.*	1,805	43,302
MarineMax, Inc.*	1,303	38,321
Michaels Cos., Inc. (The)*	4,710	52,988
Monro, Inc.	2,085	96,098
Murphy USA, Inc.*	1,743	235,061
National Vision Holdings, Inc.*	5,082	190,931
ODP Corp. (The)	3,299	77,131
OneWater Marine, Inc., Class A*(b)	294	8,403
Rent-A-Center, Inc.	3,062	94,003
RH*	1,057	349,391
Sally Beauty Holdings, Inc.*	7,129	79,560
Shoe Carnival, Inc.	589	19,366
Signet Jewelers Ltd.	3,297	56,939
Sleep Number Corp.*	1,712	82,176
Sonic Automotive, Inc., Class A	1,508	63,728
Sportsman's Warehouse Holdings, Inc.*	2,705	42,455
Tilly's, Inc., Class A	1,404	8,901
Urban Outfitters, Inc.*	4,361	102,658
Winmark Corp.	185	28,573
Zumiez, Inc.*	1,323	33,975
		3,324,047
Technology Hardware, Storage & Peripherals - 0.1%
3D Systems Corp.*(b)	7,320	40,187
Avid Technology, Inc.*	1,976	16,006
Diebold Nixdorf, Inc.*	4,437	37,005
Eastman Kodak Co.*(b)	976	5,836
Immersion Corp.*	1,122	10,670
Intevac, Inc.*	1,465	8,790
Quantum Corp.*	1,853	10,117
Super Micro Computer, Inc.*	2,810	76,966
		205,577
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc.*	4,220	168,420
Deckers Outdoor Corp.*	1,768	360,442
Fossil Group, Inc.*	2,927	18,835
G-III Apparel Group Ltd.*	2,781	30,758
Kontoor Brands, Inc.	3,255	71,936
Lakeland Industries, Inc.*(b)	483	9,868

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Movado Group, Inc.	994	10,845
Oxford Industries, Inc.	1,037	51,363
Rocky Brands, Inc.	435	10,475
Steven Madden Ltd.	5,209	110,222
Superior Group of Cos., Inc.	680	15,735
Unifi, Inc.*	867	10,603
Vera Bradley, Inc.*	1,300	6,851
Wolverine World Wide, Inc.	5,048	126,099
		1,002,452
Thrifts & Mortgage Finance - 1.2%
Axos Financial, Inc.*	3,653	90,521
Bogota Financial Corp.*(b)	368	2,602
Bridgewater Bancshares, Inc.*	1,392	13,530
Capitol Federal Financial, Inc.	8,387	78,335
Columbia Financial, Inc.*	3,109	33,173
ESSA Bancorp, Inc.	594	7,603
Essent Group Ltd.	6,859	244,866
Federal Agricultural Mortgage Corp., Class C	573	39,050
Flagstar Bancorp, Inc.	2,258	70,946
FS Bancorp, Inc.	242	9,588
Greene County Bancorp, Inc.	193	4,528
Hingham Institution For Savings (The)	89	16,319
Home Bancorp, Inc.	489	11,814
HomeStreet, Inc.	1,449	39,659
Kearny Financial Corp.	4,781	37,101
Luther Burbank Corp.	1,172	10,888
Merchants Bancorp	551	11,229
Meridian Bancorp, Inc.	2,959	34,443
Meta Financial Group, Inc.	2,106	40,604
MMA Capital Holdings, Inc.*	300	7,044
Mr Cooper Group, Inc.*	4,838	88,656
NMI Holdings, Inc., Class A*	4,222	72,407
Northfield Bancorp, Inc.	2,797	27,019
Northwest Bancshares, Inc.	7,409	74,905
Oconee Federal Financial Corp.(b)	67	1,760
OP Bancorp	774	4,721
PCSB Financial Corp.	937	11,881
PDL Community Bancorp*	477	3,869
PennyMac Financial Services, Inc.	2,936	154,786
Pioneer Bancorp, Inc.*	734	5,901
Premier Financial Corp.	2,339	42,745
Provident Bancorp, Inc.	548	4,264
Provident Financial Holdings, Inc.	378	4,502
Provident Financial Services, Inc.	3,847	50,704
Prudential Bancorp, Inc.	545	5,390
Radian Group, Inc.	12,098	186,793
Riverview Bancorp, Inc.	1,368	5,650
Security National Financial Corp., Class A*	605	3,824
Southern Missouri Bancorp, Inc.	487	11,532
Standard AVB Financial Corp.(b)	243	4,483
Sterling Bancorp, Inc.	1,037	3,080
Territorial Bancorp, Inc.	497	10,517
Timberland Bancorp, Inc.	470	8,220
TrustCo Bank Corp.	5,989	35,695
Walker & Dunlop, Inc.	1,786	97,837
Washington Federal, Inc.	4,772	111,903
Waterstone Financial, Inc.	1,434	22,213
Western New England Bancorp, Inc.	1,445	7,398
WSFS Financial Corp.	3,171	92,910
		1,959,408
Tobacco - 0.1%
Turning Point Brands, Inc.	544	15,722
Universal Corp.	1,535	66,634
Vector Group Ltd.	8,528	85,877
		168,233
Trading Companies & Distributors - 1.0%
Alta Equipment Group, Inc.*(b)	1,078	9,001
Applied Industrial Technologies, Inc.	2,442	147,033
Beacon Roofing Supply, Inc.*	3,451	116,954
BMC Stock Holdings, Inc.*	4,248	169,580
CAI International, Inc.*	1,038	22,639
DXP Enterprises, Inc.*	1,037	19,952
EVI Industries, Inc.*(b)	307	7,540
Foundation Building Materials, Inc.*	1,290	20,937
GATX Corp.	2,200	147,136
General Finance Corp.*	667	4,322
GMS, Inc.*	2,633	69,748
H&E Equipment Services, Inc.	2,023	40,986
Herc Holdings, Inc.*	1,538	62,981
Lawson Products, Inc.*	281	10,088
MRC Global, Inc.*	4,968	28,268
Nesco Holdings, Inc.*	841	3,364
NOW, Inc.*	6,924	50,337
Rush Enterprises, Inc., Class A	1,697	81,999
Rush Enterprises, Inc., Class B	281	11,743
SiteOne Landscape Supply, Inc.*	2,777	347,264
Systemax, Inc.	784	17,397
Textainer Group Holdings Ltd.*	3,362	39,470
Titan Machinery, Inc.*	1,205	16,267
Transcat, Inc.*	439	12,911
Triton International Ltd.	3,228	116,402
Veritiv Corp.*	814	14,147
WESCO International, Inc.*	3,102	145,329
Willis Lease Finance Corp.*	184	3,934
		1,737,729
Water Utilities - 0.3%
American States Water Co.	2,331	177,342
Artesian Resources Corp., Class A	508	17,877
Cadiz, Inc.*(b)	1,260	13,180
California Water Service Group	3,080	139,647
Consolidated Water Co. Ltd.	918	11,044
Global Water Resources, Inc.	810	8,950
Middlesex Water Co.	1,078	69,132
Pure Cycle Corp.*	1,227	11,976
SJW Group	1,667	104,237
York Water Co. (The)	819	37,355
		590,740
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	2,769	35,969
Gogo, Inc.*(b)	3,629	18,653
Shenandoah Telecommunications Co.	3,046	168,444
Spok Holdings, Inc.	1,120	12,141
		235,207
TOTAL COMMON STOCKS (Cost $111,046,325)		120,868,879

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
PREFERRED STOCKS - 0.0%(d)

Trading Companies & Distributors - 0.0%(d)
WESCO International, Inc., Series A(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 10.33%), 10.63%, 06/22/25*(e)(f) (Cost $80)	3	83

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%

Biotechnology - 0.0%
Oncternal Therapeutics, Inc., CVR*(g)(h)	42	—
Tobira Therapeutics, Inc., CVR*(g)(h)	756	—
		—
Pharmaceuticals - 0.0%
ANI Pharmaceuticals, Inc., CVR, expiring 12/31/2050*(g)(h)	2	—
Omthera Pharmaceuticals, Inc., CVR*(g)(h)	3,327	—
		—
TOTAL RIGHTS (Cost $–)		—

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(i) - 2.1%

INVESTMENT COMPANIES - 2.1%
BlackRock Liquidity FedFund, Institutional Class 0.01% (Cost $3,473,102)	3,473,102	3,473,102

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 20.8%

REPURCHASE AGREEMENTS(j) - 20.8%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $34,849,623
(Cost $34,849,561)	34,849,561	34,849,561

Total Investments - 94.8% (Cost $149,369,068)		159,191,625
Other assets less liabilities - 5.2%		8,680,159
Net Assets - 100.0%		167,871,784

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $8,794,468.
(b)	The security or a portion of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $4,367,374, collateralized in the form of cash with a value of $3,473,102 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,015,178 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from September 10, 2020 – May 15, 2050; a total value of $4,488,280.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Represents less than 0.05% of net assets.
(e)	Perpetual security. The rate reflected was the rate in effect on August 31, 2020. The maturity date reflects the next call date.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of August 31, 2020.
(g)	Security fair valued as of August 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2020 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(h)	Illiquid security.
(i)	The security was purchased with cash collateral held from securities on loan at August 31, 2020. The total value of securities purchased was $3,473,102.
(j)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
CVR	Contingent Value Rights - No defined expiration

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	220	9/18/2020	USD	$17,147,900	$1,110,798

Swap Agreements

Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
7,900,948	11/6/2020	Bank of America NA	(0.34)%	Russell 2000® Index	7,406,956
39,496,821	11/6/2020	BNP Paribas SA	0.06%	Russell 2000® Index	(5,987,307)
15,590,686	11/6/2020	Citibank NA	0.26%	Russell 2000® Index	(2,258,298)
4,729,373	11/8/2021	Credit Suisse International	0.31%	Russell 2000® Index	(10,499,701)
9,764,874	12/7/2020	Goldman Sachs International	0.36%	Russell 2000® Index	(308,965)
3,739,141	1/6/2021	Morgan Stanley & Co. International plc	(0.20)%	Russell 2000® Index	(5,047,330)
9,435,046	1/6/2021	Morgan Stanley & Co. International plc	0.06%	iShares® Russell 2000 ETF	747,269
86,754,625	1/6/2021	Societe Generale	0.36%	Russell 2000® Index	4,832,731
20,370,039	11/8/2021	UBS AG	0.16%	Russell 2000® Index	(2,983,420)
197,781,553					(14,098,065)
				Total Unrealized Appreciation	12,986,956
				Total Unrealized Depreciation	(27,085,021)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra S&P500®

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 75.2%

Aerospace & Defense - 1.2%
Boeing Co. (The)	42,894	7,370,047
General Dynamics Corp.	18,591	2,776,566
Howmet Aerospace, Inc.	30,705	537,952
Huntington Ingalls Industries, Inc.	3,238	490,622
L3Harris Technologies, Inc.	17,272	3,121,741
Lockheed Martin Corp.	19,745	7,705,684
Northrop Grumman Corp.	12,404	4,249,734
Raytheon Technologies Corp.	117,677	7,178,297
Teledyne Technologies, Inc.*	2,933	919,818
Textron, Inc.	18,214	718,178
TransDigm Group, Inc.	4,023	2,010,172
		37,078,811
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	10,770	1,058,691
Expeditors International of Washington, Inc.	13,316	1,177,001
FedEx Corp.	19,230	4,227,523
United Parcel Service, Inc., Class B	56,336	9,217,697
		15,680,912
Airlines - 0.2%
Alaska Air Group, Inc.	9,808	382,022
American Airlines Group, Inc.(b)	39,764	518,920
Delta Air Lines, Inc.	45,419	1,401,176
Southwest Airlines Co.	42,913	1,612,670
United Airlines Holdings, Inc.*	20,217	727,812
		4,642,600
Auto Components - 0.1%
Aptiv plc	21,447	1,847,016
BorgWarner, Inc.	16,587	673,266
		2,520,282
Automobiles - 0.2%
Ford Motor Co.*	312,533	2,131,475
General Motors Co.	100,760	2,985,519
		5,116,994
Banks - 2.5%
Bank of America Corp.	624,720	16,080,293
Citigroup, Inc.	166,581	8,515,621
Citizens Financial Group, Inc.	34,134	883,047
Comerica, Inc.	11,124	439,732
Fifth Third Bancorp	56,946	1,176,504
First Republic Bank	13,719	1,549,012
Huntington Bancshares, Inc.	81,147	763,593
JPMorgan Chase & Co.	243,792	24,425,521
KeyCorp	78,042	961,477
M&T Bank Corp.	10,263	1,059,757
People's United Financial, Inc.	33,977	359,477
PNC Financial Services Group, Inc. (The)	33,945	3,774,684
Regions Financial Corp.	76,569	885,138
SVB Financial Group*	4,122	1,052,676
Truist Financial Corp.	107,811	4,184,145
US Bancorp	109,671	3,992,024
Wells Fargo & Co.	298,516	7,209,161
Zions Bancorp NA	13,111	421,650
		77,733,512
Beverages - 1.2%
Brown-Forman Corp., Class B	14,591	1,067,624
Coca-Cola Co. (The)	309,270	15,318,143
Constellation Brands, Inc., Class A	13,438	2,479,042
Molson Coors Beverage Co., Class B	15,046	566,331
Monster Beverage Corp.*	29,912	2,508,420
PepsiCo, Inc.	111,014	15,548,621
		37,488,181
Biotechnology - 1.6%
AbbVie, Inc.	141,005	13,504,049
Alexion Pharmaceuticals, Inc.*	17,668	2,018,039
Amgen, Inc.	47,066	11,922,759
Biogen, Inc.*	13,057	3,755,716
Gilead Sciences, Inc.	100,332	6,697,161
Incyte Corp.*	14,435	1,390,812
Regeneron Pharmaceuticals, Inc.*	8,070	5,002,835
Vertex Pharmaceuticals, Inc.*	20,745	5,790,344
		50,081,715
Building Products - 0.3%
A O Smith Corp.	10,809	529,317
Allegion plc	7,379	762,915
Carrier Global Corp.	65,143	1,944,518
Fortune Brands Home & Security, Inc.	11,178	939,846
Johnson Controls International plc	59,516	2,424,087
Masco Corp.	21,103	1,230,305
Trane Technologies plc	19,139	2,265,866
		10,096,854
Capital Markets - 1.9%
Ameriprise Financial, Inc.	9,788	1,534,758
Bank of New York Mellon Corp. (The)	64,468	2,384,027
BlackRock, Inc.	12,342	7,333,493
Cboe Global Markets, Inc.	8,779	805,825
Charles Schwab Corp. (The)	91,675	3,257,213
CME Group, Inc.	28,690	5,045,710
E*TRADE Financial Corp.	17,686	956,813
Franklin Resources, Inc.	22,192	467,364
Goldman Sachs Group, Inc. (The)	14,755	3,022,857
Intercontinental Exchange, Inc.	43,791	4,651,918
Invesco Ltd.	30,107	307,091
MarketAxess Holdings, Inc.	3,033	1,473,856
Moody's Corp.	12,902	3,801,445
Morgan Stanley	95,812	5,007,135
MSCI, Inc.	6,802	2,538,983
Nasdaq, Inc.	9,189	1,235,185
Northern Trust Corp.	16,646	1,363,141
Raymond James Financial, Inc.	9,758	738,876
S&P Global, Inc.	19,274	7,062,379
State Street Corp.	28,160	1,917,414
T. Rowe Price Group, Inc.	18,206	2,534,457
		57,439,940
Chemicals - 1.3%
Air Products and Chemicals, Inc.	17,671	5,164,527
Albemarle Corp.	8,507	774,222
Celanese Corp.	9,459	956,778
CF Industries Holdings, Inc.	17,106	558,169
Corteva, Inc.	59,877	1,709,488
Dow, Inc.	59,266	2,674,082
DuPont de Nemours, Inc.	58,711	3,273,725
Eastman Chemical Co.	10,873	794,925
Ecolab, Inc.	19,786	3,899,425
FMC Corp.	10,357	1,106,749
International Flavors & Fragrances, Inc.	8,549	1,058,281
Linde plc	42,032	10,497,072

Ultra S&P500®

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
LyondellBasell Industries NV, Class A	20,559	1,346,203
Mosaic Co. (The)	27,899	508,599
PPG Industries, Inc.	18,876	2,272,670
Sherwin-Williams Co. (The)	6,466	4,339,009
		40,933,924
Commercial Services & Supplies - 0.3%
Cintas Corp.	6,743	2,247,037
Copart, Inc.*	16,530	1,707,880
Republic Services, Inc.	16,809	1,558,530
Rollins, Inc.	11,277	621,814
Waste Management, Inc.	31,065	3,541,410
		9,676,671
Communications Equipment - 0.6%
Arista Networks, Inc.*	4,301	961,059
Cisco Systems, Inc.	339,352	14,327,441
F5 Networks, Inc.*	4,872	644,712
Juniper Networks, Inc.	26,511	662,775
Motorola Solutions, Inc.	13,607	2,105,683
		18,701,670
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	10,410	939,711
Quanta Services, Inc.	11,013	564,416
		1,504,127
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4,980	1,010,293
Vulcan Materials Co.	10,595	1,271,400
		2,281,693
Consumer Finance - 0.3%
American Express Co.	52,813	5,365,273
Capital One Financial Corp.	36,429	2,514,694
Discover Financial Services	24,507	1,300,832
Synchrony Financial	42,966	1,065,986
		10,246,785
Containers & Packaging - 0.2%
Amcor plc	125,970	1,393,228
Avery Dennison Corp.	6,664	768,959
Ball Corp.	26,083	2,096,291
International Paper Co.	31,447	1,140,583
Packaging Corp. of America	7,588	768,209
Sealed Air Corp.	12,454	489,442
Westrock Co.	20,743	629,135
		7,285,847
Distributors - 0.1%
Genuine Parts Co.	11,542	1,090,026
LKQ Corp.*	24,320	771,917
		1,861,943
Diversified Consumer Services - 0.0%(c)
H&R Block, Inc.	15,400	223,300

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class B*	155,541	33,914,160

Diversified Telecommunication Services - 1.2%
AT&T, Inc.	570,070	16,993,787
CenturyLink, Inc.	79,030	849,572
Verizon Communications, Inc.	331,080	19,623,112
		37,466,471
Electric Utilities - 1.3%
Alliant Energy Corp.	19,963	1,080,997
American Electric Power Co., Inc.	39,651	3,125,688
Duke Energy Corp.	58,795	4,723,590
Edison International	30,239	1,586,943
Entergy Corp.	16,015	1,587,727
Evergy, Inc.	18,141	965,464
Eversource Energy	26,916	2,306,970
Exelon Corp.	77,962	2,877,577
FirstEnergy Corp.	43,346	1,239,262
NextEra Energy, Inc.	39,161	10,932,576
NRG Energy, Inc.	19,529	671,993
Pinnacle West Capital Corp.	9,001	660,223
PPL Corp.	61,509	1,699,494
Southern Co. (The)	84,487	4,408,532
Xcel Energy, Inc.	42,001	2,918,020
		40,785,056
Electrical Equipment - 0.3%
AMETEK, Inc.	18,357	1,848,550
Eaton Corp. plc	32,004	3,267,608
Emerson Electric Co.	47,804	3,320,944
Rockwell Automation, Inc.	9,267	2,136,322
		10,573,424
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	23,674	2,599,405
CDW Corp.	11,387	1,294,133
Corning, Inc.	60,727	1,971,198
FLIR Systems, Inc.	10,471	386,380
IPG Photonics Corp.*	2,843	459,798
Keysight Technologies, Inc.*	14,965	1,474,352
TE Connectivity Ltd.	26,391	2,549,371
Zebra Technologies Corp., Class A*	4,248	1,217,179
		11,951,816
Energy Equipment & Services - 0.2%
Baker Hughes Co.	52,409	748,401
Halliburton Co.	70,191	1,135,690
National Oilwell Varco, Inc.	31,062	372,744
Schlumberger NV	111,039	2,110,851
TechnipFMC plc	33,652	259,121
		4,626,807
Entertainment - 1.6%
Activision Blizzard, Inc.	61,646	5,148,674
Electronic Arts, Inc.*	23,098	3,221,478
Live Nation Entertainment, Inc.*	11,367	645,646
Netflix, Inc.*	35,189	18,634,687
Take-Two Interactive Software, Inc.*	9,117	1,560,739
Walt Disney Co. (The)*	144,519	19,057,720
		48,268,944
Equity Real Estate Investment Trusts (REITs) - 1.9%
Alexandria Real Estate Equities, Inc.	10,097	1,700,133
American Tower Corp.	35,469	8,837,101
Apartment Investment and Management Co., Class A	11,911	429,153
AvalonBay Communities, Inc.	11,260	1,779,756
Boston Properties, Inc.	11,561	1,004,304
Crown Castle International Corp.	33,344	5,443,408
Digital Realty Trust, Inc.	21,468	3,341,494
Duke Realty Corp.	29,474	1,136,223
Equinix, Inc.	7,082	5,593,222
Equity Residential	27,987	1,579,866
Essex Property Trust, Inc.	5,234	1,133,213
Extra Space Storage, Inc.	10,328	1,100,448
Federal Realty Investment Trust	5,628	445,963
Healthpeak Properties, Inc.	43,067	1,190,372
Host Hotels & Resorts, Inc.	56,404	633,417

Ultra S&P500®

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Iron Mountain, Inc.	23,033	693,063
Kimco Realty Corp.	34,606	414,926
Mid-America Apartment Communities, Inc.	9,149	1,071,531
Prologis, Inc.	59,094	6,019,315
Public Storage	12,027	2,554,535
Realty Income Corp.	27,477	1,704,398
Regency Centers Corp.	13,572	538,944
SBA Communications Corp.	8,931	2,733,511
Simon Property Group, Inc.	24,463	1,659,815
SL Green Realty Corp.	6,124	286,358
UDR, Inc.	23,594	821,307
Ventas, Inc.	29,857	1,230,407
Vornado Realty Trust	12,691	454,719
Welltower, Inc.	33,402	1,921,283
Weyerhaeuser Co.	59,704	1,809,628
		59,261,813
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	35,326	12,281,437
Kroger Co. (The)	62,903	2,244,379
Sysco Corp.	40,614	2,442,526
Walgreens Boots Alliance, Inc.	58,956	2,241,507
Walmart, Inc.	113,292	15,730,594
		34,940,443
Food Products - 0.8%
Archer-Daniels-Midland Co.	44,445	1,989,358
Campbell Soup Co.	13,539	712,287
Conagra Brands, Inc.	38,971	1,494,928
General Mills, Inc.	48,497	3,101,383
Hershey Co. (The)	11,793	1,752,912
Hormel Foods Corp.	22,423	1,143,125
J M Smucker Co. (The)	9,124	1,096,522
Kellogg Co.	20,014	1,419,193
Kraft Heinz Co. (The)	49,857	1,746,989
Lamb Weston Holdings, Inc.	11,685	734,402
McCormick & Co., Inc. (Non-Voting)	9,892	2,039,730
Mondelez International, Inc., Class A	114,211	6,672,207
Tyson Foods, Inc., Class A	23,548	1,478,814
		25,381,850
Gas Utilities - 0.0%(c)
Atmos Energy Corp.	9,786	976,839

Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	141,525	15,492,742
ABIOMED, Inc.*	3,597	1,106,509
Align Technology, Inc.*	5,735	1,703,180
Baxter International, Inc.	40,712	3,544,794
Becton Dickinson and Co.	23,593	5,727,673
Boston Scientific Corp.*	114,309	4,688,955
Cooper Cos., Inc. (The)	3,931	1,235,828
Danaher Corp.	50,346	10,394,939
DENTSPLY SIRONA, Inc.	17,529	786,526
DexCom, Inc.*	7,385	3,141,653
Edwards Lifesciences Corp.*	49,579	4,255,861
Hologic, Inc.*	20,659	1,233,755
IDEXX Laboratories, Inc.*	6,795	2,657,253
Intuitive Surgical, Inc.*	9,331	6,819,468
Medtronic plc	107,299	11,531,424
ResMed, Inc.	11,575	2,092,529
STERIS plc	6,797	1,085,073
Stryker Corp.	25,791	5,110,745
Teleflex, Inc.	3,714	1,459,416
Varian Medical Systems, Inc.*	7,266	1,261,886
West Pharmaceutical Services, Inc.	5,889	1,672,240
Zimmer Biomet Holdings, Inc.	16,546	2,331,000
		89,333,449
Health Care Providers & Services - 2.0%
AmerisourceBergen Corp.	11,880	1,152,716
Anthem, Inc.	20,172	5,678,821
Cardinal Health, Inc.	23,357	1,185,601
Centene Corp.*	46,336	2,841,324
Cigna Corp.	29,522	5,236,317
CVS Health Corp.	104,580	6,496,510
DaVita, Inc.*	6,822	591,877
HCA Healthcare, Inc.	21,070	2,859,620
Henry Schein, Inc.*	11,422	758,878
Humana, Inc.	10,578	4,391,668
Laboratory Corp. of America Holdings*	7,777	1,366,808
McKesson Corp.	12,950	1,987,048
Quest Diagnostics, Inc.	10,700	1,190,268
UnitedHealth Group, Inc.	75,880	23,716,294
Universal Health Services, Inc., Class B	6,214	685,715
		60,139,465
Health Care Technology - 0.1%
Cerner Corp.	24,351	1,786,633

Hotels, Restaurants & Leisure - 1.2%
Carnival Corp.	37,905	624,674
Chipotle Mexican Grill, Inc.*	2,053	2,690,005
Darden Restaurants, Inc.	10,392	900,674
Domino's Pizza, Inc.	3,130	1,280,045
Hilton Worldwide Holdings, Inc.	22,184	2,004,546
Las Vegas Sands Corp.	26,887	1,363,440
Marriott International, Inc., Class A	21,533	2,215,961
McDonald's Corp.	59,492	12,702,732
MGM Resorts International	39,462	887,895
Norwegian Cruise Line Holdings Ltd.*(b)	21,844	373,751
Royal Caribbean Cruises Ltd.	13,737	945,655
Starbucks Corp.	93,459	7,894,482
Wynn Resorts Ltd.	7,767	679,224
Yum! Brands, Inc.	24,082	2,308,260
		36,871,344
Household Durables - 0.3%
DR Horton, Inc.	26,469	1,889,093
Garmin Ltd.	11,615	1,203,430
Leggett & Platt, Inc.	10,585	433,985
Lennar Corp., Class A	21,972	1,643,945
Mohawk Industries, Inc.*	4,760	439,491
Newell Brands, Inc.	30,539	488,013
NVR, Inc.*	277	1,154,630
PulteGroup, Inc.	20,167	899,247
Whirlpool Corp.	4,974	883,979
		9,035,813
Household Products - 1.3%
Church & Dwight Co., Inc.	19,674	1,885,359
Clorox Co. (The)	10,009	2,237,012
Colgate-Palmolive Co.	68,531	5,431,767
Kimberly-Clark Corp.	27,247	4,298,487
Procter & Gamble Co. (The)	198,076	27,399,853
		41,252,478

Ultra S&P500®

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Independent Power and Renewable Electricity Producers - 0.0%(c)
AES Corp. (The)	53,199	944,282

Industrial Conglomerates - 0.8%
3M Co.	46,021	7,502,344
General Electric Co.	699,298	4,433,549
Honeywell International, Inc.	56,155	9,296,460
Roper Technologies, Inc.	8,353	3,568,318
		24,800,671
Insurance - 1.4%
Aflac, Inc.	57,408	2,085,059
Allstate Corp. (The)	25,132	2,337,276
American International Group, Inc.	68,912	2,008,096
Aon plc, Class A	18,489	3,697,615
Arthur J Gallagher & Co.	15,172	1,597,612
Assurant, Inc.	4,773	580,206
Chubb Ltd.	36,113	4,514,125
Cincinnati Financial Corp.	12,073	958,717
Everest Re Group Ltd.	3,199	704,036
Globe Life, Inc.	7,835	646,231
Hartford Financial Services Group, Inc. (The)	28,650	1,158,892
Lincoln National Corp.	15,460	557,333
Loews Corp.	19,365	694,429
Marsh & McLennan Cos., Inc.	40,823	4,690,971
MetLife, Inc.	61,724	2,373,905
Principal Financial Group, Inc.	20,373	857,907
Progressive Corp. (The)	46,830	4,450,723
Prudential Financial, Inc.	31,604	2,141,803
Travelers Cos., Inc. (The)	20,229	2,347,373
Unum Group	16,276	300,780
W R Berkley Corp.	11,297	700,979
Willis Towers Watson plc	10,300	2,116,959
		41,521,027
Interactive Media & Services - 4.4%
Alphabet, Inc., Class A*	24,007	39,120,127
Alphabet, Inc., Class C*	23,400	38,239,812
Facebook, Inc., Class A*	192,388	56,408,162
Twitter, Inc.*	62,778	2,547,531
		136,315,632
Internet & Direct Marketing Retail - 4.1%
Amazon.com, Inc.*	33,522	115,683,081
Booking Holdings, Inc.*	3,275	6,256,724
eBay, Inc.	52,848	2,895,013
Expedia Group, Inc.	10,838	1,063,750
		125,898,568
IT Services - 4.2%
Accenture plc, Class A	50,981	12,231,871
Akamai Technologies, Inc.*	12,984	1,511,727
Automatic Data Processing, Inc.	34,386	4,782,749
Broadridge Financial Solutions, Inc.	9,186	1,262,156
Cognizant Technology Solutions Corp., Class A	43,252	2,891,829
DXC Technology Co.	20,303	405,654
Fidelity National Information Services, Inc.	49,433	7,456,968
Fiserv, Inc.*	44,995	4,480,602
FleetCor Technologies, Inc.*	6,705	1,685,972
Gartner, Inc.*	7,135	926,266
Global Payments, Inc.	23,931	4,226,693
International Business Machines Corp.	71,040	8,759,942
Jack Henry & Associates, Inc.	6,130	1,014,025
Leidos Holdings, Inc.	10,683	966,705
Mastercard, Inc., Class A	70,713	25,328,689
Paychex, Inc.	25,544	1,953,350
PayPal Holdings, Inc.*	93,935	19,175,891
VeriSign, Inc.*	8,135	1,747,398
Visa, Inc., Class A	134,985	28,615,470
Western Union Co. (The)	32,876	775,545
		130,199,502
Leisure Products - 0.0%(c)
Hasbro, Inc.	10,195	804,793

Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	24,705	2,480,876
Bio-Rad Laboratories, Inc., Class A*	1,710	869,689
Illumina, Inc.*	11,761	4,201,264
IQVIA Holdings, Inc.*	14,209	2,326,724
Mettler-Toledo International, Inc.*	1,913	1,857,102
PerkinElmer, Inc.	8,912	1,049,121
Thermo Fisher Scientific, Inc.	31,600	13,555,768
Waters Corp.*	4,953	1,071,136
		27,411,680
Machinery - 1.2%
Caterpillar, Inc.	43,304	6,162,592
Cummins, Inc.	11,804	2,446,379
Deere & Co.	25,032	5,258,222
Dover Corp.	11,517	1,265,027
Flowserve Corp.	10,411	308,999
Fortive Corp.	23,718	1,710,305
IDEX Corp.	6,032	1,087,147
Illinois Tool Works, Inc.	23,003	4,544,243
Ingersoll Rand, Inc.*	27,665	969,935
Otis Worldwide Corp.	32,572	2,048,779
PACCAR, Inc.	27,662	2,374,506
Parker-Hannifin Corp.	10,270	2,115,723
Pentair plc	13,260	598,556
Snap-on, Inc.	4,349	644,826
Stanley Black & Decker, Inc.	12,332	1,989,152
Westinghouse Air Brake Technologies Corp.	14,464	962,579
Xylem, Inc.	14,395	1,154,191
		35,641,161
Media - 1.0%
Charter Communications, Inc., Class A*	12,059	7,423,641
Comcast Corp., Class A	364,422	16,329,750
Discovery, Inc., Class A*(b)	12,803	282,498
Discovery, Inc., Class C*	25,311	505,461
DISH Network Corp., Class A*	20,575	730,824
Fox Corp., Class A	27,415	763,782
Fox Corp., Class B	12,744	354,283
Interpublic Group of Cos., Inc. (The)	31,173	553,633
News Corp., Class A	31,112	470,413
News Corp., Class B	9,743	146,827
Omnicom Group, Inc.	17,145	927,373
ViacomCBS, Inc.	43,252	1,204,568
		29,693,053
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	116,172	1,813,445
Newmont Corp.	64,215	4,320,385

Ultra S&P500®

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Nucor Corp.	24,094	1,095,313
		7,229,143
Multiline Retail - 0.4%
Dollar General Corp.	20,140	4,065,863
Dollar Tree, Inc.*	18,981	1,827,301
Kohl's Corp.	12,621	269,585
Target Corp.	40,006	6,049,307
		12,212,056
Multi-Utilities - 0.7%
Ameren Corp.	19,754	1,562,739
CenterPoint Energy, Inc.	43,581	874,671
CMS Energy Corp.	22,900	1,385,221
Consolidated Edison, Inc.	26,731	1,906,990
Dominion Energy, Inc.	67,131	5,265,756
DTE Energy Co.	15,411	1,828,823
NiSource, Inc.	30,628	678,716
Public Service Enterprise Group, Inc.	40,455	2,113,369
Sempra Energy	23,406	2,894,152
WEC Energy Group, Inc.	25,238	2,374,391
		20,884,828
Oil, Gas & Consumable Fuels - 1.6%
Apache Corp.	30,198	446,930
Cabot Oil & Gas Corp.	31,890	604,953
Chevron Corp.	149,377	12,537,212
Concho Resources, Inc.	15,738	818,061
ConocoPhillips	85,804	3,251,114
Devon Energy Corp.	30,620	332,839
Diamondback Energy, Inc.	12,627	491,948
EOG Resources, Inc.	46,569	2,111,438
Exxon Mobil Corp.	338,298	13,511,622
Hess Corp.	20,888	961,684
HollyFrontier Corp.	11,916	284,435
Kinder Morgan, Inc.	155,609	2,150,516
Marathon Oil Corp.	63,233	333,870
Marathon Petroleum Corp.	52,027	1,844,877
Noble Energy, Inc.	38,381	381,891
Occidental Petroleum Corp.	72,010	917,407
ONEOK, Inc.	35,197	967,214
Phillips 66	34,938	2,042,825
Pioneer Natural Resources Co.	13,191	1,370,941
Valero Energy Corp.	32,620	1,715,486
Williams Cos., Inc. (The)	97,068	2,015,132
		49,092,395
Personal Products - 0.1%
Coty, Inc., Class A	23,778	85,125
Estee Lauder Cos., Inc. (The), Class A	17,983	3,987,191
		4,072,316
Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co.	181,037	11,260,502
Eli Lilly and Co.	67,384	9,999,112
Johnson & Johnson	210,793	32,337,754
Merck & Co., Inc.	201,953	17,220,532
Mylan NV*	41,361	677,493
Perrigo Co. plc	10,906	570,384
Pfizer, Inc.	444,441	16,795,425
Zoetis, Inc.	38,000	6,083,800
		94,945,002
Professional Services - 0.2%
Equifax, Inc.	9,712	1,634,238
IHS Markit Ltd.	31,917	2,550,807
Nielsen Holdings plc	28,522	435,816
Robert Half International, Inc.	9,169	487,791
Verisk Analytics, Inc.	12,982	2,423,350
		7,532,002
Real Estate Management & Development - 0.0%(c)
CBRE Group, Inc., Class A*	26,817	1,261,203

Road & Rail - 0.8%
CSX Corp.	61,245	4,682,793
JB Hunt Transport Services, Inc.	6,750	948,645
Kansas City Southern	7,603	1,384,050
Norfolk Southern Corp.	20,497	4,356,227
Old Dominion Freight Line, Inc.	7,550	1,526,459
Union Pacific Corp.	54,292	10,447,953
		23,346,127
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc.*	93,707	8,510,470
Analog Devices, Inc.	29,478	3,445,388
Applied Materials, Inc.	73,327	4,516,943
Broadcom, Inc.	31,987	11,104,287
Intel Corp.	338,761	17,259,873
KLA Corp.	12,405	2,544,762
Lam Research Corp.	11,614	3,906,253
Maxim Integrated Products, Inc.	21,333	1,460,030
Microchip Technology, Inc.	19,629	2,153,301
Micron Technology, Inc.*	89,015	4,051,073
NVIDIA Corp.	49,217	26,330,111
Qorvo, Inc.*	9,180	1,177,518
QUALCOMM, Inc.	90,005	10,719,595
Skyworks Solutions, Inc.	13,349	1,933,603
Texas Instruments, Inc.	73,431	10,438,217
Xilinx, Inc.	19,455	2,026,433
		111,577,857
Software - 7.1%
Adobe, Inc.*	38,549	19,790,671
ANSYS, Inc.*	6,874	2,330,355
Autodesk, Inc.*	17,538	4,309,087
Cadence Design Systems, Inc.*	22,338	2,477,507
Citrix Systems, Inc.	9,285	1,348,182
Fortinet, Inc.*	10,735	1,417,074
Intuit, Inc.	20,864	7,206,217
Microsoft Corp.	606,803	136,852,280
NortonLifeLock, Inc.	43,358	1,019,780
Oracle Corp.	166,530	9,528,847
Paycom Software, Inc.*	3,860	1,155,916
salesforce.com, Inc.*	72,089	19,655,066
ServiceNow, Inc.*	15,258	7,354,661
Synopsys, Inc.*	12,065	2,669,984
Tyler Technologies, Inc.*	3,181	1,098,431
		218,214,058
Specialty Retail - 1.8%
Advance Auto Parts, Inc.	5,529	864,238
AutoZone, Inc.*	1,868	2,234,707
Best Buy Co., Inc.	18,187	2,017,120
CarMax, Inc.*	13,021	1,392,336
Gap, Inc. (The)	17,032	296,186
Home Depot, Inc. (The)	86,052	24,528,262
L Brands, Inc.	18,672	548,957
Lowe's Cos., Inc.	60,408	9,948,593
O'Reilly Automotive, Inc.*	5,939	2,765,377
Ross Stores, Inc.*	28,434	2,589,769
Tiffany & Co.	8,738	1,070,405
TJX Cos., Inc. (The)	95,842	5,251,183
Tractor Supply Co.	9,252	1,376,975

Ultra S&P500®

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Ulta Beauty, Inc.*	4,506	1,046,203
		55,930,311
Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	1,303,727	168,232,931
Hewlett Packard Enterprise Co.	102,793	994,008
HP, Inc.	114,411	2,236,735
NetApp, Inc.	17,700	838,803
Seagate Technology plc	18,069	867,131
Western Digital Corp.	23,988	921,619
Xerox Holdings Corp.	14,652	276,337
		174,367,564
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.	27,846	425,765
NIKE, Inc., Class B	99,213	11,100,943
PVH Corp.	5,676	316,494
Ralph Lauren Corp.	3,823	263,137
Tapestry, Inc.	22,091	325,400
Under Armour, Inc., Class A*	15,078	147,915
Under Armour, Inc., Class C*	15,723	139,149
VF Corp.	25,512	1,677,414
		14,396,217
Tobacco - 0.5%
Altria Group, Inc.	148,688	6,503,613
Philip Morris International, Inc.	124,586	9,940,717
		16,444,330
Trading Companies & Distributors - 0.2%
Fastenal Co.	45,831	2,239,303
United Rentals, Inc.*	5,765	1,020,693
WW Grainger, Inc.	3,465	1,266,215
		4,526,211
Water Utilities - 0.1%
American Water Works Co., Inc.	14,484	2,047,169

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	46,581	5,435,071

TOTAL COMMON STOCKS (Cost $2,164,056,353)		2,313,906,795

SECURITIES LENDING REINVESTMENTS(d) - 0.0%(c)

INVESTMENT COMPANIES - 0.0%(c)
BlackRock Liquidity FedFund, Institutional Class 0.01% (Cost $422,100)	422,100	422,100

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 8.6%

REPURCHASE AGREEMENTS(e) - 0.5%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $14,230,724
(Cost $14,230,700)	14,230,700	14,230,700

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 8.1%
U.S. Treasury Bills
0.06%, 9/24/2020(f)	50,000,000	49,997,764
0.15%, 11/12/2020(f)	200,000,000	199,966,000
TOTAL U.S. TREASURY OBLIGATIONS (Cost $249,939,683)		249,963,764

TOTAL SHORT-TERM INVESTMENTS (Cost $264,170,383)		264,194,464

Total Investments - 83.8% (Cost $2,428,648,836)		2,578,523,359
Other assets less liabilities - 16.2%		498,595,810
Net Assets - 100.0%		3,077,119,169

Ultra S&P500®

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $650,848,707.
(b)	The security or a portion of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $729,495, collateralized in the form of cash with a value of $422,100 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $355,526 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.88%, and maturity dates ranging from September 10, 2020 – February 15, 2049; a total value of $777,626.
(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at August 31, 2020. The total value of securities purchased was $422,100.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(f)	The rate shown was the current yield as of August 31, 2020.

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	842	9/18/2020	USD	$147,034,250	$18,843,265

Swap Agreements

Ultra S&P500® had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	sCounterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
745,767,462	12/7/2020	Bank of America NA	(0.44)%	S&P 500®	72,015,148
453,381,153	11/8/2021	BNP Paribas SA	0.71%	S&P 500®	19,892,108
93,185,253	11/6/2020	Citibank NA	0.41%	S&P 500®	(62,232,966)
459,951,235	11/8/2021	Credit Suisse International	0.41%	S&P 500®	48,931,455
212,160,790	3/8/2021	Goldman Sachs International	0.66%	S&P 500®	89,238,159
814,997,013	12/7/2020	Goldman Sachs International	0.56%	SPDR® S&P 500® ETF Trust	159,213,276
37,995,865	11/8/2021	Morgan Stanley & Co. International plc	0.17%	S&P 500®	4,368,766
465,051,187	1/6/2021	Societe Generale	0.41%	S&P 500®	51,381,092
410,698,845	11/6/2020	UBS AG	0.66%	S&P 500®	48,636,314
3,693,188,803					431,443,352
				Total Unrealized Appreciation	493,676,318
				Total Unrealized Depreciation	(62,232,966)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra Semiconductors

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 59.0%

Communications Equipment - 0.0%(b)
InterDigital, Inc.	1,095	66,959

Semiconductors & Semiconductor Equipment - 59.0%
Advanced Micro Devices, Inc.*	41,714	3,788,465
Analog Devices, Inc.	13,121	1,533,582
Applied Materials, Inc.	32,641	2,010,686
Broadcom, Inc.	14,237	4,942,375
Cirrus Logic, Inc.*	2,077	125,845
Cree, Inc.*	3,851	242,998
Entegris, Inc.	4,795	320,737
Intel Corp.	150,797	7,683,107
KLA Corp.	5,520	1,132,373
Lam Research Corp.	5,168	1,738,205
Marvell Technology Group Ltd.	23,619	915,945
Maxim Integrated Products, Inc.	9,495	649,838
Microchip Technology, Inc.	8,734	958,120
Micron Technology, Inc.*	39,610	1,802,651
MKS Instruments, Inc.	1,953	233,442
Monolithic Power Systems, Inc.	1,482	395,887
NVIDIA Corp.	21,909	11,720,878
NXP Semiconductors NV	9,939	1,249,929
ON Semiconductor Corp.*	14,605	312,109
Qorvo, Inc.*	4,087	524,239
QUALCOMM, Inc.	40,064	4,771,622
Semtech Corp.*	2,321	136,127
Silicon Laboratories, Inc.*	1,558	159,555
Skyworks Solutions, Inc.	5,941	860,554
Teradyne, Inc.	5,903	501,578
Texas Instruments, Inc.	32,689	4,646,741
Universal Display Corp.	1,510	265,005
Xilinx, Inc.	8,662	902,234
		54,524,827
TOTAL COMMON STOCKS (Cost $41,668,715)		54,591,786

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 17.7%

REPURCHASE AGREEMENTS(c) - 17.7%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $16,317,416 (Cost $16,317,385)	16,317,385	16,317,385

Total Investments - 76.7% (Cost $57,986,100)		70,909,171
Other assets less liabilities - 23.3%		21,519,235
Net Assets - 100.0%		92,428,406

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,911,566.
(b)	Represents less than 0.05% of net assets.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Semiconductors

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Swap Agreements

Ultra Semiconductors had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
42,707,874	12/7/2020	Bank of America NA	0.46%	Dow Jones U.S. SemiconductorsSM Index[c]	6,227,722
14,939,357	11/8/2021	Credit Suisse International	0.41%	Dow Jones U.S. SemiconductorsSM Index[c]	1,485,834
16,215,771	1/6/2021	Morgan Stanley & Co. International plc	0.56%	Dow Jones U.S. SemiconductorsSM Index[c]	2,059,633
48,556,901	1/6/2021	Societe Generale	0.91%	Dow Jones U.S. SemiconductorsSM Index[c]	11,778,702
7,929,719	11/8/2021	UBS AG	0.51%	Dow Jones U.S. SemiconductorsSM Index[c]	(3,920,573)
130,349,622					17,631,318
				Total Unrealized Appreciation	21,551,891
				Total Unrealized Depreciation	(3,920,573)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 71.7%

Aerospace & Defense - 1.1%
AAR Corp.	601	12,128
Aerojet Rocketdyne Holdings, Inc.*	1,317	54,484
AeroVironment, Inc.*	394	30,098
Cubic Corp.	570	26,836
Kaman Corp.	504	23,310
Moog, Inc., Class A	547	32,979
National Presto Industries, Inc.	92	8,273
Park Aerospace Corp.	355	3,937
Triumph Group, Inc.	945	6,832
		198,877
Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc.*	476	26,842
Echo Global Logistics, Inc.*	485	13,250
Forward Air Corp.	510	30,085
Hub Group, Inc., Class A*	611	32,896
		103,073
Airlines - 0.4%
Allegiant Travel Co.	239	30,736
Hawaiian Holdings, Inc.	837	11,249
SkyWest, Inc.	914	30,756
		72,741
Auto Components - 1.6%
American Axle & Manufacturing Holdings, Inc.*	2,063	16,050
Cooper Tire & Rubber Co.	916	31,666
Cooper-Standard Holdings, Inc.*	308	5,581
Dorman Products, Inc.*	526	44,547
Fox Factory Holding Corp.*	747	75,305
Garrett Motion, Inc.*	1,374	3,778
Gentherm, Inc.*	594	26,867
LCI Industries	458	52,043
Motorcar Parts of America, Inc.*	346	6,024
Standard Motor Products, Inc.	366	16,631
		278,492
Automobiles - 0.2%
Winnebago Industries, Inc.	614	33,144

Banks - 5.7%
Allegiance Bancshares, Inc.	342	8,694
Ameris Bancorp	1,190	29,179
Banc of California, Inc.	806	8,858
BancFirst Corp.	327	14,388
BankUnited, Inc.	1,688	39,465
Banner Corp.	641	23,153
Berkshire Hills Bancorp, Inc.	787	7,225
Boston Private Financial Holdings, Inc.	1,491	8,856
Brookline Bancorp, Inc.	1,438	13,805
Cadence Bancorp	2,298	21,831
Central Pacific Financial Corp.	512	7,931
City Holding Co.	294	18,810
Columbia Banking System, Inc.	1,304	36,395
Community Bank System, Inc.	949	57,101
Customers Bancorp, Inc.*	528	6,743
CVB Financial Corp.	2,346	42,721
Dime Community Bancshares, Inc.	522	6,734
Eagle Bancorp, Inc.	587	16,894
FB Financial Corp.	560	15,120
First Bancorp/PR	3,976	22,782
First Commonwealth Financial Corp.	1,790	14,678
First Financial Bancorp	1,785	24,490
First Hawaiian, Inc.	2,366	39,110
First Midwest Bancorp, Inc.	2,081	25,929
Great Western Bancorp, Inc.	1,003	13,972
Hanmi Financial Corp.	558	5,318
Heritage Financial Corp.	654	13,041
Hope Bancorp, Inc.	2,245	18,993
Independent Bank Corp.	601	37,773
Independent Bank Group, Inc.	667	31,015
National Bank Holdings Corp., Class A	557	15,841
NBT Bancorp, Inc.	794	24,193
OFG Bancorp	936	12,018
Old National Bancorp	3,003	41,982
Pacific Premier Bancorp, Inc.	1,473	33,275
Park National Corp.	258	23,197
Preferred Bank	247	9,238
S&T Bancorp, Inc.	694	14,015
Seacoast Banking Corp. of Florida*	961	19,451
ServisFirst Bancshares, Inc.	844	30,933
Simmons First National Corp., Class A	1,986	33,901
Southside Bancshares, Inc.	566	15,596
Tompkins Financial Corp.	223	14,758
Triumph Bancorp, Inc.*	404	11,538
United Community Banks, Inc.	1,428	25,875
Veritex Holdings, Inc.	831	14,941
Westamerica Bancorp	491	29,882
		1,001,638
Beverages - 0.3%
Coca-Cola Consolidated, Inc.	85	23,230
MGP Ingredients, Inc.	240	8,532
National Beverage Corp.*(b)	212	17,240
		49,002
Biotechnology - 1.6%
Anika Therapeutics, Inc.*	259	9,927
Coherus Biosciences, Inc.*	1,111	21,076
Cytokinetics, Inc.*	1,217	29,159
Eagle Pharmaceuticals, Inc.*	185	7,341
Enanta Pharmaceuticals, Inc.*	295	15,396
Momenta Pharmaceuticals, Inc.*	2,145	111,905
Myriad Genetics, Inc.*	1,360	18,183
REGENXBIO, Inc.*	577	17,610
Spectrum Pharmaceuticals, Inc.*	2,092	8,807
Vanda Pharmaceuticals, Inc.*	989	10,177
Xencor, Inc.*	904	32,318
		281,899
Building Products - 2.0%
AAON, Inc.	740	42,128
American Woodmark Corp.*	284	24,850
Apogee Enterprises, Inc.	480	10,046
Gibraltar Industries, Inc.*	591	36,905
Griffon Corp.	929	20,187
Insteel Industries, Inc.	333	6,141
Patrick Industries, Inc.	403	22,653
PGT Innovations, Inc.*	1,074	19,472
Quanex Building Products Corp.	598	10,052
Resideo Technologies, Inc.*	2,244	29,980
Simpson Manufacturing Co., Inc.	721	70,903

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
UFP Industries, Inc.	1,114	66,116
		359,433
Capital Markets - 0.7%
Blucora, Inc.*	872	10,403
Brightsphere Investment Group, Inc.	1,136	15,745
Donnelley Financial Solutions, Inc.*	559	6,093
Greenhill & Co., Inc.	267	2,996
Piper Sandler Cos.	264	19,919
StoneX Group, Inc.*	298	16,897
Virtus Investment Partners, Inc.	132	18,731
Waddell & Reed Financial, Inc., Class A	1,196	18,837
WisdomTree Investments, Inc.	2,167	8,104
		117,725
Chemicals - 2.1%
AdvanSix, Inc.*	510	6,492
American Vanguard Corp.	484	6,849
Balchem Corp.	589	57,545
Ferro Corp.*	1,499	18,693
FutureFuel Corp.	470	5,687
GCP Applied Technologies, Inc.*	983	25,617
Hawkins, Inc.	172	8,638
HB Fuller Co.	937	45,135
Innospec, Inc.	448	33,461
Koppers Holdings, Inc.*	382	9,191
Kraton Corp.*	581	8,157
Livent Corp.*	2,664	22,591
Quaker Chemical Corp.	236	44,840
Rayonier Advanced Materials, Inc.*	911	2,879
Stepan Co.	365	42,081
Tredegar Corp.	452	7,652
Trinseo SA	697	17,362
		362,870
Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	1,214	46,302
Brady Corp., Class A	882	41,357
Deluxe Corp.	761	21,612
Harsco Corp.*	1,438	20,348
Interface, Inc.	1,066	8,059
Matthews International Corp., Class A	570	12,483
Pitney Bowes, Inc.	3,146	17,272
RR Donnelley & Sons Co.	1,299	1,715
Team, Inc.*	558	3,554
UniFirst Corp.	278	53,548
US Ecology, Inc.	465	17,265
Viad Corp.	371	7,951
		251,466
Communications Equipment - 0.8%
ADTRAN, Inc.	874	9,693
Applied Optoelectronics, Inc.*(b)	352	4,094
CalAmp Corp.*	626	5,114
Comtech Telecommunications Corp.	451	7,486
Digi International, Inc.*	528	7,191
Extreme Networks, Inc.*	2,198	9,605
Harmonic, Inc.*	1,760	10,384
NETGEAR, Inc.*	539	17,976
Plantronics, Inc.	608	7,515
Viavi Solutions, Inc.*	4,155	55,407
		134,465
Construction & Engineering - 0.6%
Aegion Corp.*	559	9,047
Arcosa, Inc.	879	40,689
Comfort Systems USA, Inc.	665	33,696
Granite Construction, Inc.	852	15,839
MYR Group, Inc.*	304	11,798
		111,069
Construction Materials - 0.0%(c)
US Concrete, Inc.*	289	7,713

Consumer Finance - 0.7%
Encore Capital Group, Inc.*	507	23,292
Enova International, Inc.*	547	9,343
EZCORP, Inc., Class A*	949	5,106
Green Dot Corp., Class A*	888	46,229
PRA Group, Inc.*	830	38,740
World Acceptance Corp.*	96	8,735
		131,445
Containers & Packaging - 0.1%
Myers Industries, Inc.	652	9,976

Distributors - 0.2%
Core-Mark Holding Co., Inc.	822	27,471

Diversified Consumer Services - 0.2%
American Public Education, Inc.*	269	8,457
Perdoceo Education Corp.*	1,259	18,092
Regis Corp.*	441	3,259
		29,808
Diversified Telecommunication Services - 1.0%
ATN International, Inc.	198	11,484
Cincinnati Bell, Inc.*	921	13,870
Cogent Communications Holdings, Inc.	765	51,454
Consolidated Communications Holdings, Inc.*	1,331	10,355
Iridium Communications, Inc.*	1,783	49,942
Vonage Holdings Corp.*	4,203	48,125
		185,230
Electrical Equipment - 0.4%
AZZ, Inc.	477	16,566
Encore Wire Corp.	375	19,354
Powell Industries, Inc.	161	4,345
Vicor Corp.*	337	29,329
		69,594
Electronic Equipment, Instruments & Components - 2.6%
Arlo Technologies, Inc.*	1,422	8,148
Badger Meter, Inc.	531	32,757
Bel Fuse, Inc., Class B	184	2,212
Benchmark Electronics, Inc.	664	13,021
CTS Corp.	588	12,289
Daktronics, Inc.	682	3,014
ePlus, Inc.*	246	18,873
Fabrinet*	669	46,683
FARO Technologies, Inc.*	323	18,250
Insight Enterprises, Inc.*	643	38,455
Itron, Inc.*	651	38,780
Knowles Corp.*	1,568	23,614
Methode Electronics, Inc.	676	19,138
MTS Systems Corp.	325	7,930
OSI Systems, Inc.*	305	24,019

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
PC Connection, Inc.	200	8,858
Plexus Corp.*	532	40,469
Rogers Corp.*	340	38,525
Sanmina Corp.*	1,243	35,177
ScanSource, Inc.*	462	11,407
TTM Technologies, Inc.*	1,801	20,639
		462,258
Energy Equipment & Services - 1.0%
Archrock, Inc.	2,341	15,357
Bristow Group, Inc.*	122	2,307
Core Laboratories NV	811	16,974
DMC Global, Inc.	269	9,531
Dril-Quip, Inc.*	639	21,170
Exterran Corp.*	507	2,332
Geospace Technologies Corp.*	249	1,631
Helix Energy Solutions Group, Inc.*	2,597	9,297
Helmerich & Payne, Inc.	1,958	32,268
Matrix Service Co.*	476	4,398
Nabors Industries Ltd.(b)	124	4,958
Newpark Resources, Inc.*	1,638	3,194
Oceaneering International, Inc.*	1,809	9,751
Oil States International, Inc.*	1,111	4,877
Patterson-UTI Energy, Inc.	3,399	13,086
ProPetro Holding Corp.*	1,503	9,439
RPC, Inc.*	942	2,948
SEACOR Holdings, Inc.*	322	10,178
US Silica Holdings, Inc.	1,345	5,999
		179,695
Entertainment - 0.1%
Glu Mobile, Inc.*	2,398	19,040
Marcus Corp. (The)	422	6,613
		25,653
Equity Real Estate Investment Trusts (REITs) - 5.5%
Acadia Realty Trust	1,569	17,792
Agree Realty Corp.	981	65,649
Alexander & Baldwin, Inc.	1,239	15,004
American Assets Trust, Inc.	876	22,382
Armada Hoffler Properties, Inc.	1,030	10,403
Brandywine Realty Trust	3,107	34,581
CareTrust REIT, Inc.	1,744	33,781
Chatham Lodging Trust	856	5,924
Community Healthcare Trust, Inc.	375	17,513
CoreCivic, Inc.	2,181	20,305
DiamondRock Hospitality Co.	3,631	19,244
Diversified Healthcare Trust	4,335	16,473
Easterly Government Properties, Inc.	1,369	33,116
Essential Properties Realty Trust, Inc.	1,677	28,459
Four Corners Property Trust, Inc.	1,282	32,371
Franklin Street Properties Corp.	1,955	8,661
Getty Realty Corp.	626	18,336
Global Net Lease, Inc.	1,630	28,525
Hersha Hospitality Trust	656	4,218
Independence Realty Trust, Inc.	1,726	20,211
Industrial Logistics Properties Trust	1,188	25,625
Innovative Industrial Properties, Inc.	388	47,759
Investors Real Estate Trust	222	15,784
iStar, Inc.	1,324	16,391
Kite Realty Group Trust	1,533	17,231
Lexington Realty Trust	5,035	57,248
LTC Properties, Inc.	715	26,090
National Storage Affiliates Trust	1,130	38,770
NexPoint Residential Trust, Inc.	399	16,519
Office Properties Income Trust	878	20,932
Pennsylvania REIT(b)	1,107	1,218
Retail Opportunity Investments Corp.	2,120	23,596
Retail Properties of America, Inc., Class A	3,911	24,678
RPT Realty	1,469	8,608
Safehold, Inc.	242	13,424
Saul Centers, Inc.	216	6,052
SITE Centers Corp.	2,710	20,352
Summit Hotel Properties, Inc.	1,925	11,338
Tanger Factory Outlet Centers, Inc.(b)	1,703	9,690
Uniti Group, Inc.	3,538	34,743
Universal Health Realty Income Trust	231	15,412
Urstadt Biddle Properties, Inc., Class A	547	5,087
Washington Prime Group, Inc.(b)	3,415	2,322
Washington REIT	1,500	32,910
Whitestone REIT	768	4,938
Xenia Hotels & Resorts, Inc.	2,063	18,526
		968,191
Food & Staples Retailing - 0.4%
Andersons, Inc. (The)	600	10,638
Chefs' Warehouse, Inc. (The)*	563	8,338
PriceSmart, Inc.	408	26,826
SpartanNash Co.	650	12,987
United Natural Foods, Inc.*	977	17,635
		76,424
Food Products - 0.8%
B&G Foods, Inc.(b)	1,168	36,372
Calavo Growers, Inc.	299	18,978
Cal-Maine Foods, Inc.*	664	25,624
Fresh Del Monte Produce, Inc.	548	12,708
J & J Snack Foods Corp.	272	36,978
John B Sanfilippo & Son, Inc.	163	12,981
Seneca Foods Corp., Class A*	123	5,825
		149,466
Gas Utilities - 0.4%
Northwest Natural Holding Co.	556	28,417
South Jersey Industries, Inc.	1,686	37,345
		65,762
Health Care Equipment & Supplies - 2.5%
AngioDynamics, Inc.*	687	6,434
Cardiovascular Systems, Inc.*	643	21,007
CONMED Corp.	520	44,881
CryoLife, Inc.*	688	13,911
Cutera, Inc.*	318	5,206
Glaukos Corp.*	725	34,677
Heska Corp.*	154	15,954
Inogen, Inc.*	334	10,097
Integer Holdings Corp.*	598	41,417
Invacare Corp.	627	4,251
Lantheus Holdings, Inc.*	1,204	16,158
LeMaitre Vascular, Inc.	302	9,749
Meridian Bioscience, Inc.*	781	11,043
Merit Medical Systems, Inc.*	1,009	49,542
Mesa Laboratories, Inc.	74	18,198
Natus Medical, Inc.*	616	11,187

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Neogen Corp.*	965	73,533
OraSure Technologies, Inc.*	1,298	15,212
Orthofix Medical, Inc.*	350	10,619
Surmodics, Inc.*	248	11,222
Tactile Systems Technology, Inc.*	351	13,489
Varex Imaging Corp.*	713	7,907
Zynex, Inc.*(b)	278	4,114
		449,808
Health Care Providers & Services - 2.3%
Addus HomeCare Corp.*	247	23,134
AMN Healthcare Services, Inc.*	856	46,087
BioTelemetry, Inc.*	622	24,619
Community Health Systems, Inc.*	2,181	11,276
CorVel Corp.*	160	13,283
Covetrus, Inc.*	1,775	40,665
Cross Country Healthcare, Inc.*	683	4,365
Ensign Group, Inc. (The)	919	53,798
Hanger, Inc.*	689	13,615
Magellan Health, Inc.*	405	30,561
Owens & Minor, Inc.	1,148	19,034
Pennant Group, Inc. (The)*	480	17,779
Providence Service Corp. (The)*	209	19,351
RadNet, Inc.*	762	10,988
Select Medical Holdings Corp.*	1,958	39,297
Tivity Health, Inc.*	795	13,006
US Physical Therapy, Inc.	234	20,803
		401,661
Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc.*	2,962	26,451
Computer Programs and Systems, Inc.	230	6,293
HealthStream, Inc.*	461	9,549
HMS Holdings Corp.*	1,611	44,931
NextGen Healthcare, Inc.*	891	11,815
Omnicell, Inc.*	777	51,810
Simulations Plus, Inc.	223	13,286
Tabula Rasa HealthCare, Inc.*(b)	373	18,874
		183,009
Hotels, Restaurants & Leisure - 1.7%
BJ's Restaurants, Inc.	406	12,797
Bloomin' Brands, Inc.	1,594	22,858
Brinker International, Inc.	819	36,888
Cheesecake Factory, Inc. (The)(b)	762	22,502
Chuy's Holdings, Inc.*	303	6,739
Dave & Buster's Entertainment, Inc.(b)	864	14,368
Dine Brands Global, Inc.	299	17,808
El Pollo Loco Holdings, Inc.*	358	6,397
Fiesta Restaurant Group, Inc.*	369	3,697
Monarch Casino & Resort, Inc.*	219	10,076
Red Robin Gourmet Burgers, Inc.*	235	2,609
Ruth's Hospitality Group, Inc.	573	5,888
Shake Shack, Inc., Class A*	640	43,680
Wingstop, Inc.	539	88,073
		294,380
Household Durables - 2.0%
Cavco Industries, Inc.*	157	29,973
Century Communities, Inc.*	522	18,625
Ethan Allen Interiors, Inc.	420	5,981
Installed Building Products, Inc.*	385	33,426
iRobot Corp.*(b)	508	37,607
La-Z-Boy, Inc.	839	27,268
LGI Homes, Inc.*	398	44,520
M/I Homes, Inc.*	520	22,131
MDC Holdings, Inc.	918	39,823
Meritage Homes Corp.*	644	61,843
Tupperware Brands Corp.	893	14,547
Universal Electronics, Inc.*	254	10,434
		346,178
Household Products - 0.5%
Central Garden & Pet Co.*	175	7,121
Central Garden & Pet Co., Class A*	715	26,569
WD-40 Co.	249	50,891
		84,581
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	653	16,227

Insurance - 2.4%
Ambac Financial Group, Inc.*	834	10,533
American Equity Investment Life Holding Co.	1,668	39,882
AMERISAFE, Inc.	352	23,489
eHealth, Inc.*	469	29,603
Employers Holdings, Inc.	554	18,049
HCI Group, Inc.	115	6,293
Horace Mann Educators Corp.	753	29,412
James River Group Holdings Ltd.	556	27,083
Kinsale Capital Group, Inc.	377	78,126
Palomar Holdings, Inc.*	323	36,289
ProAssurance Corp.	981	15,029
Safety Insurance Group, Inc.	265	19,186
Stewart Information Services Corp.	432	18,434
Third Point Reinsurance Ltd.*	1,470	12,583
Trupanion, Inc.*	545	34,188
United Fire Group, Inc.	388	9,770
United Insurance Holdings Corp.	376	2,846
Universal Insurance Holdings, Inc.	543	10,073
		420,868
Interactive Media & Services - 0.1%
QuinStreet, Inc.*	852	11,204

Internet & Direct Marketing Retail - 0.6%
Liquidity Services, Inc.*	496	3,576
PetMed Express, Inc.	368	12,792
Shutterstock, Inc.	351	17,662
Stamps.com, Inc.*	296	73,805
		107,835
IT Services - 1.6%
Cardtronics plc, Class A*	656	14,242
CSG Systems International, Inc.	603	25,670
EVERTEC, Inc.	1,087	38,067
ExlService Holdings, Inc.*	625	39,806
ManTech International Corp., Class A	493	36,901
NIC, Inc.	1,221	26,105
Perficient, Inc.*	603	25,875
Sykes Enterprises, Inc.*	686	22,710
TTEC Holdings, Inc.	323	18,311
Unisys Corp.*	952	11,100
Virtusa Corp.*	549	21,707
		280,494
Leisure Products - 0.8%
Callaway Golf Co.	1,713	35,733
Sturm Ruger & Co., Inc.	303	21,471
Vista Outdoor, Inc.*	1,057	20,516

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
YETI Holdings, Inc.*	1,220	62,684
		140,404
Life Sciences Tools & Services - 0.9%
Luminex Corp.	776	20,711
Medpace Holdings, Inc.*	490	63,597
NeoGenomics, Inc.*	2,001	77,939
		162,247
Machinery - 4.3%
Alamo Group, Inc.	177	19,629
Albany International Corp., Class A	559	29,012
Astec Industries, Inc.	412	21,721
Barnes Group, Inc.	864	34,214
Chart Industries, Inc.*	641	42,127
CIRCOR International, Inc.*	364	10,793
Enerpac Tool Group Corp.	969	20,155
EnPro Industries, Inc.	374	21,887
ESCO Technologies, Inc.	475	42,712
Federal Signal Corp.	1,098	35,268
Franklin Electric Co., Inc.	698	41,433
Greenbrier Cos., Inc. (The)	595	16,178
Hillenbrand, Inc.	1,358	43,062
John Bean Technologies Corp.	577	59,148
Lindsay Corp.	197	19,686
Lydall, Inc.*	322	6,047
Meritor, Inc.*	1,317	29,975
Mueller Industries, Inc.	1,035	30,740
Proto Labs, Inc.*	485	71,295
SPX Corp.*	812	33,966
SPX FLOW, Inc.*	777	33,784
Standex International Corp.	226	13,072
Tennant Co.	336	22,334
Titan International, Inc.	917	2,182
Wabash National Corp.	963	11,758
Watts Water Technologies, Inc., Class A	501	47,971
		760,149
Marine - 0.2%
Matson, Inc.	784	31,415

Media - 0.3%
EW Scripps Co. (The), Class A	1,000	11,120
Gannett Co., Inc.(b)	2,407	4,164
Meredith Corp.	735	10,290
Scholastic Corp.	553	12,442
TechTarget, Inc.*	416	16,507
		54,523
Metals & Mining - 1.0%
Arconic Corp.*	1,749	38,915
Carpenter Technology Corp.	870	18,296
Century Aluminum Co.*	913	9,011
Cleveland-Cliffs, Inc.(b)	7,264	47,797
Haynes International, Inc.	229	4,292
Kaiser Aluminum Corp.	288	18,513
Materion Corp.	370	20,198
Olympic Steel, Inc.	166	1,826
SunCoke Energy, Inc.	1,508	5,399
TimkenSteel Corp.*	729	2,748
Warrior Met Coal, Inc.	932	14,418
		181,413
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
Apollo Commercial Real Estate Finance, Inc.	2,607	23,307
ARMOUR Residential REIT, Inc.	1,177	11,405
Capstead Mortgage Corp.	1,757	10,841
Granite Point Mortgage Trust, Inc.	1,005	6,673
Invesco Mortgage Capital, Inc.(b)	3,303	9,909
KKR Real Estate Finance Trust, Inc.	425	7,735
New York Mortgage Trust, Inc.	6,879	18,160
PennyMac Mortgage Investment Trust	1,820	31,195
Ready Capital Corp.	690	7,059
Redwood Trust, Inc.	2,093	14,504
		140,788
Multiline Retail - 0.4%
Big Lots, Inc.	715	33,712
Macy's, Inc.(b)	5,643	39,332
		73,044
Multi-Utilities - 0.3%
Avista Corp.	1,226	45,190

Oil, Gas & Consumable Fuels - 1.1%
Bonanza Creek Energy, Inc.*	341	6,834
Callon Petroleum Co.*(b)	721	4,780
CONSOL Energy, Inc.*	474	2,451
Dorian LPG Ltd.*	491	4,144
Green Plains, Inc.*	607	8,122
Gulfport Energy Corp.*	2,651	1,871
Laredo Petroleum, Inc.*	166	2,714
Matador Resources Co.*(b)	1,997	19,431
Oasis Petroleum, Inc.*(b)	5,315	2,952
Par Pacific Holdings, Inc.*	707	6,137
PDC Energy, Inc.*	1,742	26,374
Penn Virginia Corp.*	246	2,809
QEP Resources, Inc.	4,391	5,708
Range Resources Corp.	3,865	28,833
Renewable Energy Group, Inc.*	712	23,802
REX American Resources Corp.*	100	6,178
SM Energy Co.	1,938	4,709
Southwestern Energy Co.*	9,872	27,444
Talos Energy, Inc.*	369	2,771
		188,064
Paper & Forest Products - 0.5%
Boise Cascade Co.	714	32,701
Clearwater Paper Corp.*	302	10,165
Mercer International, Inc.	731	6,126
Neenah, Inc.	306	13,550
P H Glatfelter Co.	808	12,112
Schweitzer-Mauduit International, Inc.	569	17,258
		91,912
Personal Products - 0.4%
Inter Parfums, Inc.	322	14,384
Medifast, Inc.	215	34,985
USANA Health Sciences, Inc.*	222	17,407
		66,776
Pharmaceuticals - 0.9%
AMAG Pharmaceuticals, Inc.*(b)	625	6,475
Amphastar Pharmaceuticals, Inc.*	615	12,534
ANI Pharmaceuticals, Inc.*	173	5,425
Corcept Therapeutics, Inc.*	1,880	23,876
Endo International plc*	3,726	11,215
Innoviva, Inc.*	1,219	14,275
Lannett Co., Inc.*	610	3,209
Pacira BioSciences, Inc.*	768	48,015

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Phibro Animal Health Corp., Class A	370	7,940
Supernus Pharmaceuticals, Inc.*	957	21,044
		154,008
Professional Services - 0.8%
Exponent, Inc.	939	75,547
Forrester Research, Inc.*	195	6,915
Heidrick & Struggles International, Inc.	351	7,592
Kelly Services, Inc., Class A	607	11,527
Korn Ferry	1,003	30,592
Resources Connection, Inc.	551	6,772
TrueBlue, Inc.*	658	11,133
		150,078
Real Estate Management & Development - 0.3%
Marcus & Millichap, Inc.*	429	12,102
RE/MAX Holdings, Inc., Class A	330	11,596
Realogy Holdings Corp.*	2,103	23,301
St Joe Co. (The)*	569	13,207
		60,206
Road & Rail - 0.7%
ArcBest Corp.	460	15,557
Heartland Express, Inc.	845	17,479
Marten Transport Ltd.	1,064	19,322
Saia, Inc.*	475	63,745
		116,103
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Energy Industries, Inc.*	697	51,662
Axcelis Technologies, Inc.*	599	14,154
Brooks Automation, Inc.	1,344	69,391
CEVA, Inc.*	401	16,942
Cohu, Inc.	760	13,072
Diodes, Inc.*	760	37,134
DSP Group, Inc.*	423	6,066
FormFactor, Inc.*	1,388	36,268
Ichor Holdings Ltd.*	416	10,467
Kulicke & Soffa Industries, Inc.	1,138	27,289
MaxLinear, Inc.*	1,200	29,220
Onto Innovation, Inc.*	867	27,085
PDF Solutions, Inc.*	514	10,640
Photronics, Inc.*	1,187	11,906
Power Integrations, Inc.	1,088	60,895
Rambus, Inc.*	2,064	27,719
SMART Global Holdings, Inc.*	249	6,275
Ultra Clean Holdings, Inc.*	727	17,826
Veeco Instruments, Inc.*	901	10,713
		484,724
Software - 1.9%
8x8, Inc.*	1,889	31,886
Agilysys, Inc.*	367	9,311
Alarm.com Holdings, Inc.*	773	46,279
Bottomline Technologies DE, Inc.*	692	32,960
Ebix, Inc.	406	9,366
LivePerson, Inc.*	1,122	66,939
MicroStrategy, Inc., Class A*	141	20,366
OneSpan, Inc.*	595	12,822
Progress Software Corp.	816	30,918
SPS Commerce, Inc.*	637	50,884
Xperi Holding Corp.	2,096	26,263
		337,994
Specialty Retail - 2.3%
Abercrombie & Fitch Co., Class A	1,123	14,610
America's Car-Mart, Inc.*	113	11,357
Asbury Automotive Group, Inc.*	352	37,238
Barnes & Noble Education, Inc.*(b)	704	1,605
Bed Bath & Beyond, Inc.*(b)	2,306	28,087
Boot Barn Holdings, Inc.*	525	14,821
Buckle, Inc. (The)	522	9,782
Caleres, Inc.	733	5,725
Cato Corp. (The), Class A	385	3,080
Chico's FAS, Inc.	2,194	2,808
Children's Place, Inc. (The)	265	5,291
Conn's, Inc.*(b)	349	4,460
Designer Brands, Inc., Class A	989	6,973
Express, Inc.*	1,175	1,304
GameStop Corp., Class A*(b)	1,180	7,882
Genesco, Inc.*	254	4,953
Group 1 Automotive, Inc.	309	26,710
Guess?, Inc.	802	9,223
Haverty Furniture Cos., Inc.	315	6,653
Hibbett Sports, Inc.*	301	10,044
Lumber Liquidators Holdings, Inc.*	525	12,595
MarineMax, Inc.*	391	11,499
Michaels Cos., Inc. (The)*	1,396	15,705
Monro, Inc.	607	27,977
ODP Corp. (The)	959	22,421
Rent-A-Center, Inc.	882	27,077
Shoe Carnival, Inc.	162	5,327
Signet Jewelers Ltd.	954	16,476
Sleep Number Corp.*	504	24,192
Sonic Automotive, Inc., Class A	438	18,510
Zumiez, Inc.*	366	9,399
		403,784
Technology Hardware, Storage & Peripherals - 0.1%
3D Systems Corp.*(b)	2,166	11,891
Diebold Nixdorf, Inc.*	1,412	11,776
		23,667
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd.*	2,722	43,117
Crocs, Inc.*	1,228	49,010
Fossil Group, Inc.*	848	5,457
G-III Apparel Group Ltd.*	788	8,715
Kontoor Brands, Inc.	853	18,851
Movado Group, Inc.	301	3,284
Oxford Industries, Inc.	306	15,156
Steven Madden Ltd.	1,394	29,497
Unifi, Inc.*	266	3,253
Vera Bradley, Inc.*	419	2,208
Wolverine World Wide, Inc.	1,481	36,995
		215,543
Thrifts & Mortgage Finance - 1.0%
Axos Financial, Inc.*	946	23,442
Flagstar Bancorp, Inc.	744	23,376
HomeStreet, Inc.	426	11,660
Meta Financial Group, Inc.	580	11,182
NMI Holdings, Inc., Class A*	1,544	26,480
Northfield Bancorp, Inc.	791	7,641
Northwest Bancshares, Inc.	2,162	21,858
Provident Financial Services, Inc.	1,274	16,791
TrustCo Bank Corp.	1,757	10,472
Walker & Dunlop, Inc.	526	28,814
		181,716
Tobacco - 0.2%
Universal Corp.	445	19,318
Vector Group Ltd.	2,176	21,912
		41,230

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Trading Companies & Distributors - 0.5%
Applied Industrial Technologies, Inc.	705	42,448
DXP Enterprises, Inc.*	294	5,656
Foundation Building Materials, Inc.*	323	5,242
GMS, Inc.*	771	20,424
NOW, Inc.*	1,992	14,482
Veritiv Corp.*	228	3,963
		92,215
Water Utilities - 0.5%
American States Water Co.	672	51,126
California Water Service Group	888	40,262
		91,388
Wireless Telecommunication Services - 0.3%
Shenandoah Telecommunications Co.	854	47,226
Spok Holdings, Inc.	322	3,491
		50,717
TOTAL COMMON STOCKS (Cost $14,197,363)		12,680,123

SECURITIES LENDING REINVESTMENTS(d) - 1.1%

INVESTMENT COMPANIES - 1.1%
BlackRock Liquidity FedFund, Institutional Class
0.01% (Cost $187,307)	187,307	187,307

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 24.1%

REPURCHASE AGREEMENTS(e) - 24.1%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $4,266,536
(Cost $4,266,529)	4,266,529	4,266,529

Total Investments - 96.9% (Cost $18,651,199)		17,133,959
Other assets less liabilities - 3.1%		555,472
Net Assets - 100.0%		17,689,431

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $522,273.
(b)	The security or a portion of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $272,325, collateralized in the form of cash with a value of $187,307 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $98,766 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.88%, and maturity dates ranging from September 10, 2020 – August 15, 2049; a total value of $286,073.
(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at August 31, 2020. The total value of securities purchased was $187,307.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
4,028,401	11/6/2020	Bank of America NA	0.43%	S&P SmallCap 600®	14,811
1,866,787	1/20/2021	Citibank NA	0.46%	S&P SmallCap 600®	(182,523)
2,260,457	11/8/2021	Credit Suisse International	0.36%	S&P SmallCap 600®	(649,438)
3,459,443	1/6/2021	Morgan Stanley & Co. International plc	(0.04)%	S&P SmallCap 600®	(1,225,319)
6,810,870	11/6/2020	Societe Generale	0.56%	S&P SmallCap 600®	(32,189)
4,267,949	11/6/2020	UBS AG	0.46%	S&P SmallCap 600®	(1,766,229)
22,693,907					(3,840,887)
				Total Unrealized Appreciation	14,811
				Total Unrealized Depreciation	(3,855,698)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Technology

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 60.5%

Communications Equipment - 1.7%
Arista Networks, Inc.*	2,459	549,463
Ciena Corp.*	7,031	399,150
Cisco Systems, Inc.	194,139	8,196,549
CommScope Holding Co., Inc.*	8,966	92,350
EchoStar Corp., Class A*	2,115	62,139
F5 Networks, Inc.*	2,784	368,407
InterDigital, Inc.	1,408	86,099
Juniper Networks, Inc.	15,170	379,250
Lumentum Holdings, Inc.*	3,431	295,066
Motorola Solutions, Inc.	7,784	1,204,574
NetScout Systems, Inc.*	2,912	67,384
Ubiquiti, Inc.	554	100,689
ViaSat, Inc.*	2,675	106,358
Viavi Solutions, Inc.*	10,437	139,177
		12,046,655
Diversified Telecommunication Services - 0.2%
CenturyLink, Inc.	45,216	486,072
GCI Liberty, Inc., Class A*	4,359	352,120
Liberty Global plc, Class A*	7,509	175,485
Liberty Global plc, Class C*	17,709	407,484
Liberty Latin America Ltd., Class A*	2,088	20,463
Liberty Latin America Ltd., Class C*	5,226	49,856
		1,491,480
Electronic Equipment, Instruments & Components - 0.1%
CDW Corp.	6,513	740,202
SYNNEX Corp.	1,884	239,551
		979,753
Health Care Technology - 0.4%
Cerner Corp.	13,932	1,022,191
Veeva Systems, Inc., Class A*	6,171	1,741,888
		2,764,079
Household Durables - 0.1%
Garmin Ltd.	6,646	688,592

Interactive Media & Services - 11.3%
Alphabet, Inc., Class A*	13,735	22,381,594
Alphabet, Inc., Class C*	13,388	21,878,402
ANGI Homeservices, Inc., Class A*	2,892	40,126
Cargurus, Inc.*	3,306	80,600
Facebook, Inc., Class A*	110,075	32,273,990
IAC/InterActiveCorp.*	3,334	443,389
Match Group, Inc.*	9,906	1,106,302
Snap, Inc., Class A*	37,537	847,961
Twitter, Inc.*	35,898	1,456,741
Zillow Group, Inc., Class A*	1,606	136,960
Zillow Group, Inc., Class C*	6,359	545,348
		81,191,413
Internet & Direct Marketing Retail - 0.4%
Chewy, Inc., Class A*	2,466	150,599
eBay, Inc.	30,241	1,656,602
Etsy, Inc.*	5,430	649,971
Grubhub, Inc.*	4,211	304,666
		2,761,838
IT Services - 2.3%
Akamai Technologies, Inc.*	7,430	865,075
Amdocs Ltd.	6,113	374,299
Booz Allen Hamilton Holding Corp.	6,319	556,451
CACI International, Inc., Class A*	1,144	267,913
Cognizant Technology Solutions Corp., Class A	24,747	1,654,584
DXC Technology Co.	11,615	232,068
EPAM Systems, Inc.*	2,546	832,797
Gartner, Inc.*	4,081	529,795
GoDaddy, Inc., Class A*	7,562	632,788
International Business Machines Corp.	40,644	5,011,812
KBR, Inc.	6,509	162,660
Leidos Holdings, Inc.	6,114	553,256
MongoDB, Inc.*	1,658	387,640
Okta, Inc.*	5,316	1,144,907
Perspecta, Inc.	6,245	129,709
Science Applications International Corp.	2,258	188,453
Twilio, Inc., Class A*	5,895	1,590,235
VeriSign, Inc.*	4,652	999,250
		16,113,692
Semiconductors & Semiconductor Equipment - 9.8%
Advanced Micro Devices, Inc.*	53,615	4,869,314
Analog Devices, Inc.	16,865	1,971,181
Applied Materials, Inc.	41,954	2,584,366
Broadcom, Inc.	18,301	6,353,192
Cirrus Logic, Inc.*	2,673	161,957
Cree, Inc.*	4,949	312,282
Entegris, Inc.	6,164	412,310
Intel Corp.	193,825	9,875,384
KLA Corp.	7,095	1,455,468
Lam Research Corp.	6,646	2,235,316
Marvell Technology Group Ltd.	30,355	1,177,167
Maxim Integrated Products, Inc.	12,202	835,105
Microchip Technology, Inc.	11,229	1,231,821
Micron Technology, Inc.*	50,913	2,317,051
MKS Instruments, Inc.	2,510	300,020
Monolithic Power Systems, Inc.	1,904	508,616
NVIDIA Corp.	28,162	15,066,107
NXP Semiconductors NV	12,774	1,606,458
ON Semiconductor Corp.*	18,772	401,158
Qorvo, Inc.*	5,254	673,931
QUALCOMM, Inc.	51,496	6,133,174
Semtech Corp.*	2,982	174,894
Silicon Laboratories, Inc.*	1,998	204,615
Skyworks Solutions, Inc.	7,634	1,105,785
Teradyne, Inc.	7,589	644,837
Texas Instruments, Inc.	42,016	5,972,574
Universal Display Corp.	1,939	340,294
Xilinx, Inc.	11,129	1,159,197
		70,083,574
Software - 20.2%
ACI Worldwide, Inc.*	5,309	155,978
Adobe, Inc.*	22,056	11,323,330
Alteryx, Inc., Class A*(b)	2,280	275,492
Anaplan, Inc.*	4,074	249,532
ANSYS, Inc.*	3,936	1,334,343
Aspen Technology, Inc.*	3,097	393,412
Autodesk, Inc.*	10,029	2,464,125
Avalara, Inc.*	3,125	413,781
Bill.com Holdings, Inc.*	465	46,026
Blackbaud, Inc.	2,271	145,003
Cadence Design Systems, Inc.*	12,780	1,417,430
CDK Global, Inc.	5,566	259,487

Ultra Technology

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Cerence, Inc.*	1,668	88,738
Ceridian HCM Holding, Inc.*	4,659	370,484
Citrix Systems, Inc.	5,313	771,448
Cloudflare, Inc., Class A*	1,887	72,197
CommVault Systems, Inc.*	1,943	83,996
Coupa Software, Inc.*	3,048	998,952
Crowdstrike Holdings, Inc., Class A*	952	119,695
Datadog, Inc., Class A*	1,290	107,779
DocuSign, Inc.*	5,950	1,326,850
Dropbox, Inc., Class A*	10,231	216,590
Dynatrace, Inc.*	7,208	318,810
Elastic NV*	1,536	166,779
Fair Isaac Corp.*	1,328	558,809
FireEye, Inc.*	10,201	149,751
Fortinet, Inc.*	6,143	810,907
Guidewire Software, Inc.*	3,796	426,329
HubSpot, Inc.*	1,879	563,099
Intuit, Inc.	11,935	4,122,230
J2 Global, Inc.*	2,076	145,299
Manhattan Associates, Inc.*	2,908	282,803
Microsoft Corp.	347,161	78,295,221
New Relic, Inc.*	2,330	143,132
NortonLifeLock, Inc.	24,796	583,202
Nuance Communications, Inc.*	12,876	385,765
Nutanix, Inc., Class A*	6,909	198,357
Oracle Corp.	95,282	5,452,036
Palo Alto Networks, Inc.*	4,414	1,136,208
Paycom Software, Inc.*	2,206	660,609
Paylocity Holding Corp.*	1,647	242,521
Pegasystems, Inc.	1,763	226,493
Pluralsight, Inc., Class A*	3,914	74,914
Proofpoint, Inc.*	2,627	288,103
PTC, Inc.*	4,767	435,751
RealPage, Inc.*	3,975	248,914
RingCentral, Inc., Class A*	3,518	1,022,929
salesforce.com, Inc.*	41,248	11,246,267
ServiceNow, Inc.*	8,733	4,209,481
Slack Technologies, Inc., Class A*	2,923	95,991
Smartsheet, Inc., Class A*	4,207	229,408
SolarWinds Corp.*	2,997	63,027
Splunk, Inc.*	7,269	1,594,310
SS&C Technologies Holdings, Inc.	10,220	651,218
Synopsys, Inc.*	6,906	1,528,298
Teradata Corp.*	4,971	121,044
Trade Desk, Inc. (The), Class A*	1,872	900,994
Tyler Technologies, Inc.*	1,821	628,809
Verint Systems, Inc.*	2,935	139,589
VMware, Inc., Class A*	3,655	527,928
Workday, Inc., Class A*	7,488	1,794,948
Zendesk, Inc.*	5,227	503,778
Zoom Video Communications, Inc., Class A*	1,303	423,605
Zscaler, Inc.*	3,015	432,170
		144,664,504
Technology Hardware, Storage & Peripherals - 14.0%
Apple, Inc.	746,060	96,271,582
Dell Technologies, Inc., Class C*	7,079	467,780
Hewlett Packard Enterprise Co.	58,813	568,722
HP, Inc.	65,462	1,279,782
NCR Corp.*	5,851	119,594
NetApp, Inc.	10,127	479,919
Pure Storage, Inc., Class A*	10,632	162,244
Seagate Technology plc	10,341	496,265
Western Digital Corp.	13,720	527,122
Xerox Holdings Corp.	8,382	158,085
		100,531,095
TOTAL COMMON STOCKS (Cost $307,685,880)		433,316,675

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(d)

INVESTMENT COMPANIES - 0.0%(d)
BlackRock Liquidity FedFund, Institutional Class 0.01% (Cost $222,177)	222,177	222,177

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 5.2%

REPURCHASE AGREEMENTS(e) - 5.2%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $37,231,685
(Cost $37,231,618)	37,231,618	37,231,618

Total Investments - 65.7% (Cost $345,139,675)		470,770,470
Other assets less liabilities - 34.3%		246,158,466
Net Assets - 100.0%		716,928,936

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $111,944,377.
(b)	The security or a portion of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $217,373, collateralized in the form of cash with a value of $222,177 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2020. The total value of securities purchased was $222,177.
(d)	Represents less than 0.05% of net assets.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Technology

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Swap Agreements

Ultra Technology had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
26,657,534	12/7/2020	Bank of America NA	0.51%	Dow Jones U.S. TechnologySM Index[c]	(17,093,955)
117,413,353	12/7/2020	BNP Paribas SA	0.71%	Dow Jones U.S. TechnologySM Index[c]	45,929,109
35,155,081	11/6/2020	Citibank NA	0.41%	Dow Jones U.S. TechnologySM Index[c]	16,475,111
237,870,623	11/8/2021	Credit Suisse International	0.36%	Dow Jones U.S. TechnologySM Index[c]	37,581,160
175,406,046	12/7/2020	Goldman Sachs International	0.61%	Dow Jones U.S. TechnologySM Index[c]	35,724,555
6,869,422	1/6/2021	Morgan Stanley & Co. International plc	0.76%	Dow Jones U.S. TechnologySM Index[c]	2,140,007
212,058,351	1/6/2021	Societe Generale	0.66%	Dow Jones U.S. TechnologySM Index[c]	38,207,207
191,400,618	11/8/2021	UBS AG	0.76%	Dow Jones U.S. TechnologySM Index[c]	34,358,752
1,002,831,028					193,321,946
				Total Unrealized Appreciation	210,415,901
				Total Unrealized Depreciation	(17,093,955)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra Telecommunications

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 72.7%

Communications Equipment - 21.5%
Acacia Communications, Inc.*	85	5,736
ADTRAN, Inc.	107	1,187
Applied Optoelectronics, Inc.*(b)	43	500
Arista Networks, Inc.*	120	26,814
CalAmp Corp.*	77	629
Ciena Corp.*	343	19,472
Cisco Systems, Inc.	616	26,007
CommScope Holding Co., Inc.*	437	4,501
Comtech Telecommunications Corp.	55	913
EchoStar Corp., Class A*	103	3,026
Extreme Networks, Inc.*	268	1,171
F5 Networks, Inc.*	136	17,997
Harmonic, Inc.*	215	1,268
Juniper Networks, Inc.	739	18,475
Lumentum Holdings, Inc.*	167	14,362
Motorola Solutions, Inc.	197	30,486
NETGEAR, Inc.*	66	2,201
NetScout Systems, Inc.*	142	3,286
Plantronics, Inc.	74	915
Ubiquiti, Inc.	27	4,907
ViaSat, Inc.*	130	5,169
Viavi Solutions, Inc.*	509	6,788
		195,810
Diversified Telecommunication Services - 41.1%
Anterix, Inc.*	26	1,137
AT&T, Inc.	4,543	135,427
ATN International, Inc.	24	1,392
CenturyLink, Inc.	2,204	23,693
Cincinnati Bell, Inc.*	113	1,702
Consolidated Communications Holdings, Inc.*	163	1,268
GCI Liberty, Inc., Class A*	212	17,125
Globalstar, Inc.*	1,377	460
Iridium Communications, Inc.*	218	6,106
Liberty Global plc, Class A*	366	8,553
Liberty Global plc, Class C*	863	19,858
Liberty Latin America Ltd., Class C*	255	2,433
ORBCOMM, Inc.*	175	702
Verizon Communications, Inc.	2,515	149,065
Vonage Holdings Corp.*	515	5,897
		374,818
Household Durables - 3.4%
Garmin Ltd.	301	31,187

Wireless Telecommunication Services - 6.7%
Shenandoah Telecommunications Co.	104	5,751
Spok Holdings, Inc.	39	423
Telephone and Data Systems, Inc.	218	5,042
T-Mobile US, Inc.*	418	48,772
United States Cellular Corp.*	34	1,237
		61,225
TOTAL COMMON STOCKS
(Cost $576,887)		663,040

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(d)

INVESTMENT COMPANIES - 0.0%(d)
BlackRock Liquidity FedFund, Institutional Class 0.01% (Cost $252)	252	252

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 11.6%

REPURCHASE AGREEMENTS(e) - 11.6%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $105,725
(Cost $105,725)	105,725	105,725

Total Investments - 84.3%
(Cost $682,864)		769,017
Other assets less liabilities - 15.7%		143,560
Net Assets - 100.0%		912,577

Ultra Telecommunications

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $302,663.
(b)	The security or a portion of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $244, collateralized in the form of cash with a value of $252 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2020. The total value of securities purchased was $252.
(d)	Represents less than 0.05% of net assets.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Telecommunications had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
70,553	11/6/2020	Bank of America NA	0.46%	iShares® U.S. Telecommunications ETF	(7,262)
84,850	12/7/2020	Bank of America NA	0.46%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	(6,298)
188,095	11/6/2020	Citibank NA	0.41%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	(700)
65,574	11/8/2021	Credit Suisse International	0.46%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	(558)
61,274	11/6/2020	Goldman Sachs International	0.61%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	1,012
72,477	1/6/2021	Morgan Stanley & Co. International plc	0.41%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	(18,816)
212,738	1/6/2021	Morgan Stanley & Co. International plc	0.11%	iShares® U.S. Telecommunications ETF	(12,480)
198,449	1/6/2021	Societe Generale	0.66%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	(44,989)
203,625	11/8/2021	UBS AG	0.51%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	(132,224)
1,157,635					(222,315)
				Total Unrealized Appreciation	1,012
				Total Unrealized Depreciation	(223,327)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra Utilities

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 70.6%

Electric Utilities - 41.6%
ALLETE, Inc.	608	32,808
Alliant Energy Corp.	2,930	158,660
American Electric Power Co., Inc.	5,820	458,791
Avangrid, Inc.	653	31,370
Duke Energy Corp.	8,630	693,334
Edison International	4,438	232,906
Entergy Corp.	2,351	233,078
Evergy, Inc.	2,661	141,618
Eversource Energy	3,951	338,640
Exelon Corp.	11,443	422,361
FirstEnergy Corp.	6,362	181,890
Hawaiian Electric Industries, Inc.	1,281	44,335
IDACORP, Inc.	593	53,311
NextEra Energy, Inc.	5,747	1,604,390
NRG Energy, Inc.	2,866	98,619
Pinnacle West Capital Corp.	1,321	96,895
PNM Resources, Inc.	936	40,884
Portland General Electric Co.	1,051	40,096
PPL Corp.	9,027	249,416
Southern Co. (The)	12,400	647,032
Xcel Energy, Inc.	6,166	428,383
		6,228,817
Gas Utilities - 3.1%
Atmos Energy Corp.	1,437	143,441
National Fuel Gas Co.	1,061	48,424
New Jersey Resources Corp.	1,124	33,877
ONE Gas, Inc.	620	45,955
South Jersey Industries, Inc.	1,086	24,055
Southwest Gas Holdings, Inc.	647	40,677
Spire, Inc.	602	35,043
UGI Corp.	2,446	84,460
		455,932
Independent Power and Renewable Electricity Producers - 1.6%
AES Corp. (The)	7,808	138,592
Vistra Corp.	5,279	101,515
		240,107
Multi-Utilities - 21.5%
Ameren Corp.	2,899	229,340
Avista Corp.	790	29,119
Black Hills Corp.	737	41,331
CenterPoint Energy, Inc.	6,397	128,388
CMS Energy Corp.	3,361	203,307
Consolidated Edison, Inc.	3,924	279,938
Dominion Energy, Inc.	9,855	773,026
DTE Energy Co.	2,262	268,432
MDU Resources Group, Inc.	2,355	55,625
NiSource, Inc.	4,493	99,565
NorthWestern Corp.	593	30,623
Public Service Enterprise Group, Inc.	5,938	310,201
Sempra Energy	3,435	424,738
WEC Energy Group, Inc.	3,704	348,472
		3,222,105
Water Utilities - 2.8%
American Water Works Co., Inc.	2,126	300,489
Essential Utilities, Inc.	2,618	111,265
		411,754
TOTAL COMMON STOCKS (Cost $11,443,665)		10,558,715

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 36.2%

REPURCHASE AGREEMENTS(b) - 36.2%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $5,414,623
(Cost $5,414,613)	5,414,613	5,414,613

Total Investments - 106.8% (Cost $16,858,278)		15,973,328
Liabilities in excess of other assets - (6.8%)		(1,015,611)
Net Assets - 100.0%		14,957,717

(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,501,132.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Utilities

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Swap Agreements

Ultra Utilities had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
722,688	12/7/2020	Bank of America NA	0.36%	Dow Jones U.S. UtilitiesSM Index[c]	(294,802)
4,366,626	1/6/2021	Bank of America NA	0.46%	iShares® U.S. Utilities ETF	(486,569)
4,300,314	11/8/2021	Credit Suisse International	0.41%	Dow Jones U.S. UtilitiesSM Index[c]	(281,206)
647,538	1/6/2021	Morgan Stanley & Co. International plc	0.51%	Dow Jones U.S. UtilitiesSM Index[c]	(34,595)
798,105	1/6/2021	Morgan Stanley & Co. International plc	0.31%	iShares® U.S. Utilities ETF	(53,258)
4,691,808	1/6/2021	Societe Generale	0.66%	Dow Jones U.S. UtilitiesSM Index[c]	(1,721,543)
3,813,860	11/8/2021	UBS AG	0.51%	Dow Jones U.S. UtilitiesSM Index[c]	(1,145,169)
19,340,939					(4,017,142)
				Total Unrealized Depreciation	(4,017,142)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

UltraPro Dow30SM
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 65.8%

Aerospace & Defense - 2.6%
Boeing Co. (The)	120,638	20,728,021

Banks - 1.5%
JPMorgan Chase & Co.	120,638	12,086,721

Beverages - 0.8%
Coca-Cola Co. (The)	120,638	5,975,200

Biotechnology - 3.9%
Amgen, Inc.	120,638	30,560,018

Capital Markets - 3.1%
Goldman Sachs Group, Inc. (The)	120,638	24,715,107

Chemicals - 0.7%
Dow, Inc.	120,638	5,443,187

Communications Equipment - 0.6%
Cisco Systems, Inc.	120,638	5,093,336

Consumer Finance - 1.5%
American Express Co.	120,638	12,255,614

Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	120,638	7,150,214

Entertainment - 2.0%
Walt Disney Co. (The)*	120,638	15,908,533

Food & Staples Retailing - 2.7%
Walgreens Boots Alliance, Inc.	120,638	4,586,657
Walmart, Inc.	120,638	16,750,586
		21,337,243
Health Care Providers & Services - 4.8%
UnitedHealth Group, Inc.	120,638	37,705,407

Hotels, Restaurants & Leisure - 3.2%
McDonald's Corp.	120,638	25,758,626

Household Products - 2.1%
Procter & Gamble Co. (The)	120,638	16,687,855

Industrial Conglomerates - 5.0%
3M Co.	120,638	19,666,407
Honeywell International, Inc.	120,638	19,971,621
		39,638,028
Insurance - 1.8%
Travelers Cos., Inc. (The)	120,638	13,998,834

IT Services - 5.1%
International Business Machines Corp.	120,638	14,875,872
Visa, Inc., Class A	120,638	25,574,049
		40,449,921
Machinery - 2.2%
Caterpillar, Inc.	120,638	17,167,994

Oil, Gas & Consumable Fuels - 1.3%
Chevron Corp.	120,638	10,125,147

Pharmaceuticals - 3.6%
Johnson & Johnson	120,638	18,507,076
Merck & Co., Inc.	120,638	10,286,802
		28,793,878
Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp.	120,638	6,146,506

Software - 7.6%
Microsoft Corp.	120,638	27,207,488
salesforce.com, Inc.*	120,638	32,891,951
		60,099,439
Specialty Retail - 4.3%
Home Depot, Inc. (The)	120,638	34,386,656

Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	120,636	15,566,869

Textiles, Apparel & Luxury Goods - 1.7%
NIKE, Inc., Class B	120,638	13,498,186

TOTAL COMMON STOCKS (Cost $512,618,610)		521,276,540

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 16.7%

REPURCHASE AGREEMENTS(b) - 16.7%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $132,424,766 (Cost $132,424,533)	132,424,533	132,424,533

Total Investments - 82.5% (Cost $645,043,143)		653,701,073
Other assets less liabilities - 17.5%		138,580,540
Net Assets - 100.0%		792,281,613

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $146,926,040.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraPro Dow30SM
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	415	9/18/2020	USD	$58,859,450	$5,474,608

Swap Agreements

UltraPro Dow30SM had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
457,830,219	12/7/2020	Bank of America NA	0.09%	Dow Jones Industrial AverageSM	54,761,951
267,782,641	11/6/2020	BNP Paribas SA	0.71%	Dow Jones Industrial AverageSM	12,643,595
241,342,694	1/20/2021	Citibank NA	0.41%	Dow Jones Industrial AverageSM	9,790,690
136,630,982	11/6/2020	Credit Suisse International	0.41%	Dow Jones Industrial AverageSM	8,458,635
2,928,295	11/8/2021	Goldman Sachs International	0.61%	Dow Jones Industrial AverageSM	(24,470,000)
68,232,120	1/6/2021	Morgan Stanley & Co. International plc	0.02%	Dow Jones Industrial AverageSM	2,943,932
468,470,364	1/6/2021	Societe Generale	0.21%	Dow Jones Industrial AverageSM	28,697,786
153,266,400	11/8/2021	UBS AG	0.66%	Dow Jones Industrial AverageSM	3,322,670
1,796,483,715					96,149,259
				Total Unrealized Appreciation	120,619,259
				Total Unrealized Depreciation	(24,470,000)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro MidCap400

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 72.0%

Aerospace & Defense - 0.7%
Axon Enterprise, Inc.*	772	66,145
Curtiss-Wright Corp.	511	52,286
Hexcel Corp.	1,025	40,375
Mercury Systems, Inc.*	683	51,730
		210,536
Air Freight & Logistics - 0.3%
XPO Logistics, Inc.*	1,119	98,774

Airlines - 0.1%
JetBlue Airways Corp.*	3,312	38,154

Auto Components - 0.9%
Adient plc*	1,073	18,606
Dana, Inc.	1,775	24,761
Delphi Technologies plc*	1,061	18,430
Gentex Corp.	3,008	81,366
Goodyear Tire & Rubber Co. (The)	2,858	27,423
Lear Corp.	670	76,333
Visteon Corp.*	342	25,797
		272,716
Automobiles - 0.4%
Harley-Davidson, Inc.	1,881	52,122
Thor Industries, Inc.	678	64,024
		116,146
Banks - 4.0%
Associated Banc-Corp.	1,888	25,375
BancorpSouth Bank	1,194	25,766
Bank of Hawaii Corp.	492	27,080
Bank OZK	1,484	34,191
Cathay General Bancorp	928	22,912
CIT Group, Inc.	1,208	23,761
Commerce Bancshares, Inc.	1,233	73,450
Cullen/Frost Bankers, Inc.	699	48,553
East West Bancorp, Inc.	1,738	63,924
First Financial Bankshares, Inc.	1,745	52,830
First Horizon National Corp.	6,795	64,892
FNB Corp.	3,968	29,760
Fulton Financial Corp.	1,987	19,433
Glacier Bancorp, Inc.	1,089	38,208
Hancock Whitney Corp.	1,060	21,211
Home BancShares, Inc.	1,887	30,588
International Bancshares Corp.	683	21,569
PacWest Bancorp	1,430	27,284
Pinnacle Financial Partners, Inc.	875	34,956
Prosperity Bancshares, Inc.	1,138	62,044
Signature Bank	658	63,846
Sterling Bancorp	2,389	27,880
Synovus Financial Corp.	1,809	39,563
TCF Financial Corp.	1,868	50,212
Texas Capital Bancshares, Inc.*	619	20,049
Trustmark Corp.	778	18,267
UMB Financial Corp.	521	27,988
Umpqua Holdings Corp.	2,705	30,512
United Bankshares, Inc.	1,562	40,831
Valley National Bancorp	4,811	36,131
Webster Financial Corp.	1,107	30,442
Wintrust Financial Corp.	707	30,769
		1,164,277
Beverages - 0.4%
Boston Beer Co., Inc. (The), Class A*	118	104,074

Biotechnology - 1.0%
Arrowhead Pharmaceuticals, Inc.*	1,250	52,800
Emergent BioSolutions, Inc.*	548	62,500
Exelixis, Inc.*	3,767	83,703
Ligand Pharmaceuticals, Inc.*	197	20,094
United Therapeutics Corp.*	540	57,758
		276,855
Building Products - 1.2%
Builders FirstSource, Inc.*	1,430	43,787
Lennox International, Inc.	427	119,701
Owens Corning	1,324	89,555
Trex Co., Inc.*	710	106,138
		359,181
Capital Markets - 1.8%
Affiliated Managers Group, Inc.	580	39,817
Eaton Vance Corp.	1,400	57,428
Evercore, Inc., Class A	498	30,816
FactSet Research Systems, Inc.	466	163,287
Federated Hermes, Inc., Class B	1,178	28,166
Interactive Brokers Group, Inc., Class A	942	49,945
Janus Henderson Group plc	1,885	39,057
SEI Investments Co.	1,526	79,901
Stifel Financial Corp.	842	42,698
		531,115
Chemicals - 1.9%
Ashland Global Holdings, Inc.	742	54,678
Avient Corp.	1,122	28,633
Cabot Corp.	694	25,685
Chemours Co. (The)	2,017	41,671
Ingevity Corp.*	507	28,478
Minerals Technologies, Inc.	419	21,264
NewMarket Corp.	88	32,779
Olin Corp.	1,939	21,814
RPM International, Inc.	1,590	134,784
Scotts Miracle-Gro Co. (The)	484	81,569
Sensient Technologies Corp.	521	28,770
Valvoline, Inc.	2,272	46,349
		546,474
Commercial Services & Supplies - 1.5%
Brink's Co. (The)	620	29,983
Clean Harbors, Inc.*	628	38,371
Healthcare Services Group, Inc.	914	19,011
Herman Miller, Inc.	722	17,205
HNI Corp.	523	16,658
IAA, Inc.*	1,645	86,066
KAR Auction Services, Inc.	1,587	27,519
MSA Safety, Inc.	439	55,292
Stericycle, Inc.*	1,123	71,995
Tetra Tech, Inc.	664	61,294
		423,394
Communications Equipment - 0.9%
Ciena Corp.*	1,887	107,125
InterDigital, Inc.	378	23,115
Lumentum Holdings, Inc.*	920	79,120
NetScout Systems, Inc.*	780	18,049
ViaSat, Inc.*	718	28,548
		255,957

UltraPro MidCap400

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Construction & Engineering - 0.8%
AECOM*	1,966	77,677
Dycom Industries, Inc.*	388	23,866
EMCOR Group, Inc.	673	50,482
Fluor Corp.	1,722	16,393
MasTec, Inc.*	715	33,040
Valmont Industries, Inc.	263	33,414
		234,872
Construction Materials - 0.1%
Eagle Materials, Inc.	511	41,784

Consumer Finance - 0.4%
FirstCash, Inc.	509	30,413
LendingTree, Inc.*(b)	95	29,349
Navient Corp.	2,095	19,044
SLM Corp.	4,607	35,197
		114,003
Containers & Packaging - 0.8%
AptarGroup, Inc.	789	93,410
Greif, Inc., Class A	325	11,976
O-I Glass, Inc.	1,923	20,922
Silgan Holdings, Inc.	954	36,309
Sonoco Products Co.	1,232	65,333
		227,950
Distributors - 0.6%
Pool Corp.	491	160,969

Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc.*	636	21,115
Graham Holdings Co., Class B	52	22,254
Grand Canyon Education, Inc.*	581	54,637
Service Corp. International	2,188	99,882
Strategic Education, Inc.	296	30,361
WW International, Inc.*	573	13,454
		241,703
Diversified Financial Services - 0.2%
Jefferies Financial Group, Inc.	2,773	48,638

Electric Utilities - 0.9%
ALLETE, Inc.	636	34,318
Hawaiian Electric Industries, Inc.	1,341	46,412
IDACORP, Inc.	619	55,648
OGE Energy Corp.	2,458	78,312
PNM Resources, Inc.	979	42,763
		257,453
Electrical Equipment - 1.6%
Acuity Brands, Inc.	487	53,224
EnerSys	521	37,502
Generac Holdings, Inc.*	770	146,285
Hubbell, Inc.	666	96,517
nVent Electric plc	1,919	36,691
Regal Beloit Corp.	497	49,133
Sunrun, Inc.*	975	55,141
		474,493
Electronic Equipment, Instruments & Components - 2.7%
Arrow Electronics, Inc.*	967	75,967
Avnet, Inc.	1,213	33,370
Belden, Inc.	470	15,830
Cognex Corp.	2,108	145,853
Coherent, Inc.*	298	33,573
II-VI, Inc.*	1,185	52,732
Jabil, Inc.	1,685	57,543
Littelfuse, Inc.	298	53,890
National Instruments Corp.	1,443	51,789
SYNNEX Corp.	506	64,338
Trimble, Inc.*	3,067	160,741
Vishay Intertechnology, Inc.	1,628	26,032
		771,658
Energy Equipment & Services - 0.1%
ChampionX Corp.*	2,281	23,358
Transocean Ltd.*(b)	7,096	8,657
		32,015
Entertainment - 0.2%
Cinemark Holdings, Inc.	1,314	19,250
World Wrestling Entertainment, Inc., Class A	569	25,076
		44,326
Equity Real Estate Investment Trusts (REITs) - 6.6%
American Campus Communities, Inc.	1,690	57,291
Brixmor Property Group, Inc.	3,641	42,964
Camden Property Trust	1,196	108,764
CoreSite Realty Corp.	495	60,613
Corporate Office Properties Trust	1,377	33,929
Cousins Properties, Inc.	1,824	54,446
CyrusOne, Inc.	1,414	118,111
Douglas Emmett, Inc.	2,024	56,510
EastGroup Properties, Inc.	480	63,917
EPR Properties	952	30,759
First Industrial Realty Trust, Inc.	1,563	66,662
GEO Group, Inc. (The)	1,491	16,640
Healthcare Realty Trust, Inc.	1,658	47,833
Highwoods Properties, Inc.	1,276	47,544
Hudson Pacific Properties, Inc.	1,883	44,213
JBG SMITH Properties	1,444	39,955
Kilroy Realty Corp.	1,300	76,076
Lamar Advertising Co., Class A	1,061	73,453
Life Storage, Inc.	576	60,728
Macerich Co. (The)(b)	1,428	11,324
Mack-Cali Realty Corp.	1,113	14,057
Medical Properties Trust, Inc.	6,489	120,566
National Retail Properties, Inc.	2,112	74,849
Omega Healthcare Investors, Inc.	2,787	86,313
Park Hotels & Resorts, Inc.	2,893	27,455
Pebblebrook Hotel Trust	1,606	20,268
Physicians Realty Trust	2,488	45,157
PotlatchDeltic Corp.	822	37,845
PS Business Parks, Inc.	247	31,171
Rayonier, Inc.	1,700	49,776
Rexford Industrial Realty, Inc.	1,507	72,306
Sabra Health Care REIT, Inc.	2,524	37,431
Service Properties Trust	2,022	16,601
Spirit Realty Capital, Inc.	1,265	44,920
STORE Capital Corp.	2,733	73,900
Taubman Centers, Inc.	757	28,993
Urban Edge Properties	1,360	14,362
Weingarten Realty Investors	1,479	25,838
		1,933,540
Food & Staples Retailing - 0.7%
BJ's Wholesale Club Holdings, Inc.*	1,515	67,281
Casey's General Stores, Inc.	452	80,388
Grocery Outlet Holding Corp.*	781	32,123
Sprouts Farmers Market, Inc.*	1,447	33,787
		213,579

UltraPro MidCap400

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Food Products - 1.4%
Darling Ingredients, Inc.*	2,015	64,419
Flowers Foods, Inc.	2,364	57,823
Hain Celestial Group, Inc. (The)*	964	31,610
Ingredion, Inc.	822	66,122
Lancaster Colony Corp.	243	43,186
Pilgrim's Pride Corp.*	636	10,176
Post Holdings, Inc.*	787	69,272
Sanderson Farms, Inc.	243	28,421
Tootsie Roll Industries, Inc.	210	6,719
TreeHouse Foods, Inc.*	693	29,667
		407,415
Gas Utilities - 1.0%
National Fuel Gas Co.	1,110	50,660
New Jersey Resources Corp.	1,176	35,445
ONE Gas, Inc.	649	48,104
Southwest Gas Holdings, Inc.	677	42,563
Spire, Inc.	630	36,672
UGI Corp.	2,558	88,328
		301,772
Health Care Equipment & Supplies - 2.3%
Avanos Medical, Inc.*	587	19,019
Cantel Medical Corp.	455	23,879
Globus Medical, Inc., Class A*	929	52,507
Haemonetics Corp.*	619	55,500
Hill-Rom Holdings, Inc.	818	76,720
ICU Medical, Inc.*	238	47,657
Integra LifeSciences Holdings Corp.*	865	41,338
LivaNova plc*	597	27,999
Masimo Corp.*	612	137,088
NuVasive, Inc.*	629	32,790
Penumbra, Inc.*	406	84,915
Quidel Corp.*	469	82,525
		681,937
Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc.*	1,092	33,754
Amedisys, Inc.*	398	96,276
Chemed Corp.	195	100,836
Encompass Health Corp.	1,221	79,658
HealthEquity, Inc.*	933	53,629
LHC Group, Inc.*	365	76,081
MEDNAX, Inc.*	1,048	19,472
Molina Healthcare, Inc.*	727	134,473
Patterson Cos., Inc.	1,059	30,722
Tenet Healthcare Corp.*	1,286	36,239
		661,140
Hotels, Restaurants & Leisure - 2.5%
Boyd Gaming Corp.	983	26,325
Caesars Entertainment, Inc.*	1,881	86,150
Choice Hotels International, Inc.	387	38,425
Churchill Downs, Inc.	431	75,321
Cracker Barrel Old Country Store, Inc.	291	38,910
Dunkin' Brands Group, Inc.	1,008	76,689
Jack in the Box, Inc.	278	22,904
Marriott Vacations Worldwide Corp.	449	42,508
Papa John's International, Inc.	274	26,931
Penn National Gaming, Inc.*	1,587	81,096
Scientific Games Corp.*	673	13,921
Six Flags Entertainment Corp.	968	21,035
Texas Roadhouse, Inc.	800	50,392
Wendy's Co. (The)	2,188	45,817
Wyndham Destinations, Inc.	1,046	30,323
Wyndham Hotels & Resorts, Inc.	1,144	59,900
		736,647
Household Durables - 1.2%
Helen of Troy Ltd.*	310	64,114
KB Home	1,069	38,228
Taylor Morrison Home Corp., Class A*	1,591	37,436
Tempur Sealy International, Inc.*	532	45,507
Toll Brothers, Inc.	1,419	59,910
TopBuild Corp.*	410	63,058
TRI Pointe Group, Inc.*	1,600	27,008
		335,261
Household Products - 0.1%
Energizer Holdings, Inc.	782	36,199

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.	674	88,260

Insurance - 3.3%
Alleghany Corp.	176	97,602
American Financial Group, Inc.	916	61,235
Brighthouse Financial, Inc.*	1,153	35,005
Brown & Brown, Inc.	2,889	134,050
CNO Financial Group, Inc.	1,764	28,753
First American Financial Corp.	1,369	71,968
Genworth Financial, Inc., Class A*	6,181	18,667
Hanover Insurance Group, Inc. (The)	467	47,863
Kemper Corp.	753	58,478
Mercury General Corp.	333	14,895
Old Republic International Corp.	3,510	56,546
Primerica, Inc.	501	62,550
Reinsurance Group of America, Inc.	833	76,369
RenaissanceRe Holdings Ltd.	617	113,368
RLI Corp.	491	46,051
Selective Insurance Group, Inc.	734	43,900
		967,300
Interactive Media & Services - 0.2%
TripAdvisor, Inc.	1,238	28,932
Yelp, Inc.*	804	18,589
		47,521
Internet & Direct Marketing Retail - 0.9%
Etsy, Inc.*	1,457	174,403
Grubhub, Inc.*	1,130	81,755
		256,158
IT Services - 1.5%
Alliance Data Systems Corp.	521	23,502
CACI International, Inc., Class A*	308	72,131
KBR, Inc.	1,748	43,683
LiveRamp Holdings, Inc.*	803	44,840
MAXIMUS, Inc.	753	58,395
Perspecta, Inc.	1,676	34,810
Sabre Corp.	3,854	26,939
Science Applications International Corp.	607	50,660
WEX, Inc.*	535	85,445
		440,405
Leisure Products - 0.6%
Brunswick Corp.	972	60,157
Mattel, Inc.*	4,260	45,774

UltraPro MidCap400

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Polaris, Inc.	707	71,435
		177,366
Life Sciences Tools & Services - 1.6%
Bio-Techne Corp.	469	119,811
Charles River Laboratories International, Inc.*	608	133,121
PRA Health Sciences, Inc.*	781	83,497
Repligen Corp.*	578	89,538
Syneos Health, Inc.*	767	48,398
		474,365
Machinery - 3.4%
AGCO Corp.	764	54,320
Colfax Corp.*	1,032	34,345
Crane Co.	605	34,207
Donaldson Co., Inc.	1,550	78,058
Graco, Inc.	2,046	118,709
ITT, Inc.	1,060	66,579
Kennametal, Inc.	1,019	29,571
Lincoln Electric Holdings, Inc.	729	70,501
Middleby Corp. (The)*	683	66,866
Nordson Corp.	630	117,489
Oshkosh Corp.	836	64,380
Terex Corp.	783	15,323
Timken Co. (The)	830	44,978
Toro Co. (The)	1,317	99,144
Trinity Industries, Inc.	1,157	23,684
Woodward, Inc.	697	59,726
		977,880
Marine - 0.1%
Kirby Corp.*	738	31,321

Media - 0.9%
AMC Networks, Inc., Class A*	498	12,096
Cable One, Inc.	64	117,781
John Wiley & Sons, Inc., Class A	536	16,964
New York Times Co. (The), Class A	1,772	76,781
TEGNA, Inc.	2,684	33,604
		257,226
Metals & Mining - 1.3%
Allegheny Technologies, Inc.*	1,555	12,953
Commercial Metals Co.	1,462	30,512
Compass Minerals International, Inc.	416	23,683
Reliance Steel & Aluminum Co.	781	81,903
Royal Gold, Inc.	805	109,738
Steel Dynamics, Inc.	2,583	76,250
United States Steel Corp.(b)	2,705	21,180
Worthington Industries, Inc.	451	18,730
		374,949
Multiline Retail - 0.3%
Nordstrom, Inc.(b)	1,331	21,296
Ollie's Bargain Outlet Holdings, Inc.*	695	66,400
		87,696
Multi-Utilities - 0.5%
Black Hills Corp.	771	43,238
MDU Resources Group, Inc.	2,463	58,176
NorthWestern Corp.	620	32,017
		133,431
Oil, Gas & Consumable Fuels - 0.9%
Antero Midstream Corp.	3,453	23,377
Cimarex Energy Co.	1,254	34,836
CNX Resources Corp.*	2,297	25,175
EQT Corp.	3,139	49,816
Equitrans Midstream Corp.	4,992	51,318
Murphy Oil Corp.	1,794	24,650
PBF Energy, Inc., Class A	1,252	10,717
World Fuel Services Corp.	778	20,539
WPX Energy, Inc.*	5,015	27,883
		268,311
Paper & Forest Products - 0.2%
Domtar Corp.	678	19,337
Louisiana-Pacific Corp.	1,378	45,391
		64,728
Personal Products - 0.2%
Edgewell Personal Care Co.*	668	19,179
Nu Skin Enterprises, Inc., Class A	638	30,158
		49,337
Pharmaceuticals - 0.9%
Catalent, Inc.*	1,997	184,723
Nektar Therapeutics*	2,186	42,277
Prestige Consumer Healthcare, Inc.*	616	22,441
		249,441
Professional Services - 0.8%
ASGN, Inc.*	644	46,220
CoreLogic, Inc.	975	64,740
FTI Consulting, Inc.*	455	52,216
Insperity, Inc.	448	30,181
ManpowerGroup, Inc.	713	52,270
		245,627
Real Estate Management & Development - 0.2%
Jones Lang LaSalle, Inc.	634	65,327

Road & Rail - 0.7%
Avis Budget Group, Inc.*	657	22,410
Knight-Swift Transportation Holdings, Inc.	1,502	68,281
Landstar System, Inc.	471	62,686
Ryder System, Inc.	660	26,994
Werner Enterprises, Inc.	704	32,391
		212,762
Semiconductors & Semiconductor Equipment - 3.7%
Cabot Microelectronics Corp.	357	54,368
Cirrus Logic, Inc.*	717	43,443
Cree, Inc.*	1,329	83,860
Enphase Energy, Inc.*	999	77,153
First Solar, Inc.*	937	71,765
MKS Instruments, Inc.	674	80,563
Monolithic Power Systems, Inc.	511	136,503
Semtech Corp.*	800	46,920
Silicon Laboratories, Inc.*	536	54,892
SolarEdge Technologies, Inc.*	610	134,901
Synaptics, Inc.*	418	35,668
Teradyne, Inc.	2,036	172,999
Universal Display Corp.	521	91,435
		1,084,470
Software - 2.8%
ACI Worldwide, Inc.*	1,424	41,837
Blackbaud, Inc.	609	38,885
CDK Global, Inc.	1,493	69,604
Ceridian HCM Holding, Inc.*	1,335	106,159
CommVault Systems, Inc.*	521	22,523
Fair Isaac Corp.*	357	150,222
J2 Global, Inc.*	557	38,984

UltraPro MidCap400

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Manhattan Associates, Inc.*	779	75,758
Paylocity Holding Corp.*	441	64,937
PTC, Inc.*	1,279	116,913
Qualys, Inc.*	412	43,730
Teradata Corp.*	1,333	32,459
		802,011
Specialty Retail - 1.9%
Aaron's, Inc.	830	46,388
American Eagle Outfitters, Inc.	1,911	24,098
AutoNation, Inc.*	707	40,200
Dick's Sporting Goods, Inc.	800	43,296
Five Below, Inc.*(b)	684	74,864
Foot Locker, Inc.	1,279	38,792
Lithia Motors, Inc., Class A	271	67,468
Murphy USA, Inc.*	337	45,448
RH*	204	67,432
Sally Beauty Holdings, Inc.*	1,387	15,479
Urban Outfitters, Inc.*	865	20,362
Williams-Sonoma, Inc.	955	83,811
		567,638
Technology Hardware, Storage & Peripherals - 0.1%
NCR Corp.*	1,570	32,091

Textiles, Apparel & Luxury Goods - 0.7%
Carter's, Inc.	535	42,597
Columbia Sportswear Co.	349	29,864
Deckers Outdoor Corp.*	344	70,131
Skechers USA, Inc., Class A*	1,672	49,909
		192,501
Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd.	1,359	48,516
New York Community Bancorp, Inc.	5,698	51,567
Washington Federal, Inc.	930	21,809
		121,892
Trading Companies & Distributors - 0.7%
GATX Corp.	428	28,625
MSC Industrial Direct Co., Inc., Class A	558	36,772
Univar Solutions, Inc.*	1,701	30,941
Watsco, Inc.	402	98,486
		194,824
Water Utilities - 0.4%
Essential Utilities, Inc.	2,739	116,407

Wireless Telecommunication Services - 0.1%
Telephone and Data Systems, Inc.	1,199	27,733

TOTAL COMMON STOCKS (Cost $20,470,810)		20,963,985

SECURITIES LENDING REINVESTMENTS(c) - 0.4%

INVESTMENT COMPANIES - 0.4%
BlackRock Liquidity FedFund, Institutional Class 0.01% (Cost $108,536)	108,536	108,536

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 9.1%

REPURCHASE AGREEMENTS(d) - 9.1%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $2,639,620 (Cost $2,639,618)	2,639,618	2,639,618

Total Investments - 81.5% (Cost $23,218,964)		23,712,139
Other assets less liabilities - 18.5%		5,382,131
Net Assets - 100.0%		29,094,270

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,574,809.
(b)	The security or a portion of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $125,975, collateralized in the form of cash with a value of $108,536 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $24,251 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.63%, and maturity dates ranging from October 8, 2020 – May 15, 2048; a total value of $132,787.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2020. The total value of securities purchased was $108,536.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraPro MidCap400

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	8	9/18/2020	USD	$1,539,600	$119,474

Swap Agreements

UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
19,326,360	12/7/2020	Bank of America NA	0.56%	S&P MidCap 400®	733,986
10,075,380	11/6/2020	BNP Paribas SA	0.56%	S&P MidCap 400®	(122,779)
244,671	11/6/2020	Citibank NA	0.51%	S&P MidCap 400®	(2,299,084)
11,449,427	11/8/2021	Credit Suisse International	0.41%	S&P MidCap 400®	126,064
8,970,964	12/7/2020	Goldman Sachs International	0.56%	S&P MidCap 400®	682,683
4,153,620	1/6/2021	Morgan Stanley & Co. International plc	(0.01)%	S&P MidCap 400®	204,321
3,645,014	1/6/2021	Societe Generale	0.28%	S&P MidCap 400®	1,698,637
6,912,426	11/8/2021	UBS AG	0.51%	S&P MidCap 400®	(511,560)
64,777,862					512,268
				Total Unrealized Appreciation	3,445,691
				Total Unrealized Depreciation	(2,933,423)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro QQQ
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 49.7%

Automobiles - 1.9%
Tesla, Inc.*	322,690	160,802,881

Beverages - 1.0%
Monster Beverage Corp.*	183,388	15,378,918
PepsiCo, Inc.	483,151	67,670,129
		83,049,047
Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc.*	76,921	8,785,917
Amgen, Inc.	204,779	51,874,616
Biogen, Inc.*	56,821	16,343,992
BioMarin Pharmaceutical, Inc.*	62,958	4,912,613
Gilead Sciences, Inc.	436,794	29,156,000
Incyte Corp.*	75,737	7,297,260
Moderna, Inc.*	135,632	8,801,160
Regeneron Pharmaceuticals, Inc.*	35,162	21,797,979
Seattle Genetics, Inc.*	60,279	9,544,577
Vertex Pharmaceuticals, Inc.*	90,293	25,202,582
		183,716,696
Commercial Services & Supplies - 0.2%
Cintas Corp.	36,232	12,073,951
Copart, Inc.*	81,724	8,443,724
		20,517,675
Communications Equipment - 0.7%
Cisco Systems, Inc.	1,470,226	62,072,942

Diversified Telecommunication Services - 0.1%
Liberty Global plc, Class A*	63,474	1,483,387
Liberty Global plc, Class C*	143,296	3,297,241
		4,780,628
Electric Utilities - 0.3%
Exelon Corp.	339,304	12,523,711
Xcel Energy, Inc.	182,876	12,705,310
		25,229,021
Electronic Equipment, Instruments & Components - 0.1%
CDW Corp.	49,550	5,631,357

Entertainment - 1.6%
Activision Blizzard, Inc.	268,284	22,407,080
Electronic Arts, Inc.*	100,489	14,015,201
NetEase, Inc., ADR	25,783	12,561,735
Netflix, Inc.*	153,174	81,114,824
Take-Two Interactive Software, Inc.*	39,638	6,785,629
		136,884,469
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	153,787	53,465,588
Walgreens Boots Alliance, Inc.	305,441	11,612,867
		65,078,455
Food Products - 0.5%
Kraft Heinz Co. (The)	425,452	14,907,838
Mondelez International, Inc., Class A	497,065	29,038,537
		43,946,375
Health Care Equipment & Supplies - 0.7%
Align Technology, Inc.*	27,414	8,141,410
DexCom, Inc.*	32,168	13,684,589
IDEXX Laboratories, Inc.*	29,562	11,560,515
Intuitive Surgical, Inc.*	40,601	29,672,835
		63,059,349
Health Care Technology - 0.1%
Cerner Corp.	105,982	7,775,899

Hotels, Restaurants & Leisure - 0.5%
Marriott International, Inc., Class A	112,910	11,619,568
Starbucks Corp.	406,800	34,362,396
		45,981,964
Interactive Media & Services - 5.9%
Alphabet, Inc., Class A*	93,942	153,081,307
Alphabet, Inc., Class C*	91,760	149,952,357
Baidu, Inc., ADR*	95,780	11,931,315
Facebook, Inc., Class A*	656,380	192,450,616
		507,415,595
Internet & Direct Marketing Retail - 6.7%
Amazon.com, Inc.*	136,164	469,896,517
Booking Holdings, Inc.*	14,282	27,285,047
eBay, Inc.	244,684	13,403,790
Expedia Group, Inc.	47,160	4,628,754
JD.com, Inc., ADR*	323,267	25,421,717
MercadoLibre, Inc.*	17,262	20,172,201
Pinduoduo, Inc., ADR*	96,297	8,564,655
Trip.com Group Ltd., ADR*	182,160	5,508,518
		574,881,199
IT Services - 1.8%
Automatic Data Processing, Inc.	149,685	20,819,687
Cognizant Technology Solutions Corp., Class A	188,237	12,585,526
Fiserv, Inc.*	233,179	23,219,965
Paychex, Inc.	124,877	9,549,344
PayPal Holdings, Inc.*	408,849	83,462,435
VeriSign, Inc.*	40,244	8,644,411
		158,281,368
Life Sciences Tools & Services - 0.2%
Illumina, Inc.*	51,217	18,295,737

Machinery - 0.1%
PACCAR, Inc.	120,373	10,332,818

Media - 1.5%
Charter Communications, Inc., Class A*	71,944	44,289,446
Comcast Corp., Class A	1,586,045	71,070,676
Fox Corp., Class A	119,324	3,324,367
Fox Corp., Class B	90,942	2,528,187
Sirius XM Holdings, Inc.	1,524,825	8,950,723
		130,163,399
Multiline Retail - 0.1%
Dollar Tree, Inc.*	82,608	7,952,672

Professional Services - 0.1%
Verisk Analytics, Inc.	56,493	10,545,548

Road & Rail - 0.2%
CSX Corp.	266,521	20,378,196

Semiconductors & Semiconductor Equipment - 5.9%
Advanced Micro Devices, Inc.*	407,849	37,040,846
Analog Devices, Inc.	128,333	14,999,561
Applied Materials, Inc.	319,100	19,656,560

UltraPro QQQ
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
ASML Holding NV (Registered), NYRS	26,741	10,005,947
Broadcom, Inc.	139,209	48,326,404
Intel Corp.	1,474,289	75,115,025
KLA Corp.	53,995	11,076,534
Lam Research Corp.	50,587	17,014,432
Maxim Integrated Products, Inc.	92,817	6,352,395
Microchip Technology, Inc.	85,498	9,379,131
Micron Technology, Inc.*	387,230	17,622,837
NVIDIA Corp.	214,191	114,587,901
NXP Semiconductors NV	97,092	12,210,290
QUALCOMM, Inc.	391,738	46,655,996
Skyworks Solutions, Inc.	58,102	8,416,075
Texas Instruments, Inc.	319,546	45,423,464
Xilinx, Inc.	84,687	8,820,998
		502,704,396
Software - 8.2%
Adobe, Inc.*	167,768	86,130,413
ANSYS, Inc.*	29,857	10,121,822
Autodesk, Inc.*	76,352	18,759,686
Cadence Design Systems, Inc.*	97,158	10,775,794
Check Point Software Technologies Ltd.*	49,809	6,288,884
Citrix Systems, Inc.	42,943	6,235,324
DocuSign, Inc.*	63,733	14,212,459
Intuit, Inc.	90,792	31,358,649
Microsoft Corp.	2,070,064	466,861,533
Splunk, Inc.*	55,315	12,132,239
Synopsys, Inc.*	52,512	11,620,906
Workday, Inc., Class A*	60,618	14,530,741
Zoom Video Communications, Inc., Class A*	58,403	18,986,815
		708,015,265
Specialty Retail - 0.3%
O'Reilly Automotive, Inc.*	25,815	12,020,239
Ross Stores, Inc.*	123,705	11,267,051
Ulta Beauty, Inc.*	19,688	4,571,160
		27,858,450
Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	4,732,512	610,683,348
Western Digital Corp.	104,352	4,009,204
		614,692,552
Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica, Inc.*	43,275	16,257,119

Trading Companies & Distributors - 0.1%
Fastenal Co.	199,489	9,747,033

Wireless Telecommunication Services - 0.6%
T-Mobile US, Inc.*	430,349	50,213,121

TOTAL COMMON STOCKS (Cost $3,759,103,740)		4,276,261,226

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 1.5%

REPURCHASE AGREEMENTS(b) - 1.5%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $124,682,478 (Cost $124,682,259)	124,682,259	124,682,259

Total Investments - 51.2% (Cost $3,883,785,999)		4,400,943,485
Other assets less liabilities - 48.8%		4,189,869,443
Net Assets - 100.0%		8,590,812,928

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,506,152,737.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

UltraPro QQQ
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Futures Contracts Purchased

UltraPro QQQ had the following open long futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	3,454	9/18/2020	USD	$835,367,170	$113,163,653

Swap Agreements

UltraPro QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
3,303,053,328	12/7/2020	Bank of America NA	(0.04)%	NASDAQ-100 Index®	813,922,168
2,855,036,972	11/6/2020	BNP Paribas SA	0.66%	NASDAQ-100 Index®	896,567,877
4,944,144,832	11/8/2021	Citibank NA	0.41%	NASDAQ-100 Index®	287,531,820
4,178,264,164	11/8/2021	Credit Suisse International	0.36%	NASDAQ-100 Index®	751,117,029
2,421,449,690	3/8/2021	Goldman Sachs International	0.66%	NASDAQ-100 Index®	943,809,591
5,401,372	11/8/2021	J.P. Morgan Securities	0.51%	NASDAQ-100 Index®	416,838
463,512,821	11/8/2021	Morgan Stanley & Co. International plc	0.23%	NASDAQ-100 Index®	54,633,259
2,390,991,280	11/6/2020	Societe Generale	0.41%	NASDAQ-100 Index®	279,764,942
100,494,589	11/8/2021	UBS AG	0.96%	NASDAQ-100 Index®	(154,372,459)
20,662,349,048					3,873,391,065
				Total Unrealized Appreciation	4,027,763,524
				Total Unrealized Depreciation	(154,372,459)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations
USD	U.S. Dollar

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 81.7%

Aerospace & Defense - 0.7%
AAR Corp.	2,983	60,197
Aerojet Rocketdyne Holdings, Inc.*	6,535	270,353
AeroVironment, Inc.*	1,928	147,280
Astronics Corp.*	2,054	18,568
Cubic Corp.	2,797	131,683
Ducommun, Inc.*	959	35,838
Kaman Corp.	2,458	113,682
Kratos Defense & Security Solutions, Inc.*	9,424	184,239
Maxar Technologies, Inc.	5,378	124,501
Moog, Inc., Class A	2,764	166,642
National Presto Industries, Inc.	454	40,828
PAE, Inc.*	5,259	46,463
Park Aerospace Corp.	1,669	18,509
Parsons Corp.*	2,008	66,786
Triumph Group, Inc.	4,586	33,157
Vectrus, Inc.*	1,019	44,235
		1,502,961
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.*	5,234	133,049
Atlas Air Worldwide Holdings, Inc.*	2,293	129,302
Echo Global Logistics, Inc.*	2,332	63,710
Forward Air Corp.	2,476	146,059
Hub Group, Inc., Class A*	2,916	156,998
Radiant Logistics, Inc.*	3,483	18,390
		647,508
Airlines - 0.2%
Allegiant Travel Co.	1,165	149,819
Hawaiian Holdings, Inc.	4,050	54,432
Mesa Air Group, Inc.*	2,623	9,600
SkyWest, Inc.	4,390	147,724
Spirit Airlines, Inc.*(b)	7,701	137,694
		499,269
Auto Components - 1.1%
Adient plc*	7,830	135,772
American Axle & Manufacturing Holdings, Inc.*	10,009	77,870
Cooper Tire & Rubber Co.	4,487	155,116
Cooper-Standard Holdings, Inc.*	1,491	27,017
Dana, Inc.	12,883	179,718
Dorman Products, Inc.*	2,371	200,800
Fox Factory Holding Corp.*	3,431	345,879
Gentherm, Inc.*	2,916	131,891
Goodyear Tire & Rubber Co. (The)	20,587	197,532
LCI Industries	2,195	249,418
Modine Manufacturing Co.*	4,410	29,856
Motorcar Parts of America, Inc.*	1,672	29,109
Standard Motor Products, Inc.	1,878	85,336
Stoneridge, Inc.*	2,314	46,743
Tenneco, Inc., Class A*	4,545	36,951
Visteon Corp.*	2,469	186,237
Workhorse Group, Inc.*(b)	5,638	102,104
XPEL, Inc.*(b)(c)	1,486	37,001
		2,254,350
Automobiles - 0.1%
Winnebago Industries, Inc.	2,774	149,741

Banks - 6.2%
1st Constitution Bancorp	804	9,785
1st Source Corp.	1,460	50,297
ACNB Corp.	753	15,828
Allegiance Bancshares, Inc.	1,684	42,807
Altabancorp	1,414	29,157
Amalgamated Bank, Class A	1,175	13,830
Amerant Bancorp, Inc.*	2,019	26,550
American National Bankshares, Inc.	949	21,390
Ameris Bancorp	5,905	144,791
Ames National Corp.	784	15,641
Arrow Financial Corp.	1,146	32,833
Atlantic Capital Bancshares, Inc.*	1,860	21,455
Atlantic Union Bankshares Corp.	6,939	161,401
Auburn National Bancorp, Inc.(b)	210	8,564
Banc of California, Inc.	3,976	43,696
BancFirst Corp.	1,671	73,524
Bancorp, Inc. (The)*	4,590	43,605
BancorpSouth Bank	8,818	190,292
Bank First Corp.(b)	559	34,882
Bank of Commerce Holdings	1,417	10,415
Bank of Marin Bancorp	1,178	37,496
Bank of NT Butterfield & Son Ltd. (The)	4,630	116,676
Bank of Princeton (The)	507	9,876
Bank7 Corp.	253	2,591
BankFinancial Corp.	1,194	8,668
BankUnited, Inc.	8,173	191,085
Bankwell Financial Group, Inc.	590	9,204
Banner Corp.	3,094	111,755
Bar Harbor Bankshares	1,370	27,756
BayCom Corp.*	1,038	12,025
BCB Bancorp, Inc.	1,294	10,540
Berkshire Hills Bancorp, Inc.	3,981	36,546
Boston Private Financial Holdings, Inc.	7,295	43,332
Bridge Bancorp, Inc.	1,486	29,735
Brookline Bancorp, Inc.	6,904	66,278
Bryn Mawr Bank Corp.	1,754	47,604
Business First Bancshares, Inc.	1,083	15,671
Byline Bancorp, Inc.	2,161	27,315
C&F Financial Corp.	308	9,847
Cadence Bancorp	11,167	106,086
California Bancorp, Inc.*	674	8,769
Cambridge Bancorp	566	31,039
Camden National Corp.	1,315	42,941
Capital Bancorp, Inc.*	707	7,360
Capital City Bank Group, Inc.	1,194	24,202
Capstar Financial Holdings, Inc.	1,423	14,500
Carter Bank & Trust	2,018	14,308
Cathay General Bancorp	6,763	166,978
CB Financial Services, Inc.	440	8,184
CBTX, Inc.	1,574	24,790
Central Pacific Financial Corp.	2,444	37,858
Central Valley Community Bancorp	941	11,320
Century Bancorp, Inc., Class A	248	17,472
Chemung Financial Corp.	321	9,216
ChoiceOne Financial Services, Inc.(b)	607	17,306
CIT Group, Inc.	8,787	172,840
Citizens & Northern Corp.	1,188	20,362
Citizens Holding Co.	416	8,915

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
City Holding Co.	1,404	89,828
Civista Bancshares, Inc.	1,407	18,783
CNB Financial Corp.	1,318	21,022
Coastal Financial Corp.*	808	11,110
Codorus Valley Bancorp, Inc.	834	10,759
Colony Bankcorp, Inc.	687	7,557
Columbia Banking System, Inc.	6,393	178,429
Community Bank System, Inc.	4,573	275,157
Community Bankers Trust Corp.	1,938	9,942
Community Financial Corp. (The)	463	10,297
Community Trust Bancorp, Inc.	1,383	44,629
ConnectOne Bancorp, Inc.	3,300	49,896
County Bancorp, Inc.(b)	447	8,627
CrossFirst Bankshares, Inc.*	4,269	39,403
Customers Bancorp, Inc.*	2,554	32,615
CVB Financial Corp.	11,508	209,561
Dime Community Bancshares, Inc.	2,553	32,934
Eagle Bancorp Montana, Inc.	560	9,873
Eagle Bancorp, Inc.	2,851	82,052
Enterprise Bancorp, Inc.	801	17,406
Enterprise Financial Services Corp.	2,142	64,067
Equity Bancshares, Inc., Class A*	1,292	20,543
Esquire Financial Holdings, Inc.*	600	9,900
Evans Bancorp, Inc.	424	9,667
Farmers & Merchants Bancorp, Inc.	902	19,438
Farmers National Banc Corp.	2,310	26,935
FB Financial Corp.	2,740	73,980
Fidelity D&D Bancorp, Inc.(b)	350	15,827
Financial Institutions, Inc.	1,410	24,294
First Bancorp, Inc. (The)	902	19,195
First Bancorp/NC	2,555	52,250
First Bancorp/PR	19,166	109,821
First Bancshares, Inc. (The)	1,841	39,471
First Bank	1,463	9,539
First Busey Corp.	4,486	79,918
First Business Financial Services, Inc.	724	11,222
First Capital, Inc.(b)	290	17,710
First Choice Bancorp	923	13,060
First Commonwealth Financial Corp.	8,686	71,225
First Community Bankshares, Inc.	1,543	29,687
First Community Corp.	637	8,077
First Financial Bancorp	8,636	118,486
First Financial Bankshares, Inc.	11,494	347,981
First Financial Corp.	1,199	41,234
First Foundation, Inc.	3,512	53,347
First Guaranty Bancshares, Inc.	324	4,157
First Internet Bancorp	842	12,302
First Interstate BancSystem, Inc., Class A	3,783	124,082
First Merchants Corp.	4,807	122,963
First Mid Bancshares, Inc.	1,299	33,826
First Midwest Bancorp, Inc.	10,152	126,494
First Northwest Bancorp	797	8,847
First of Long Island Corp. (The)	2,028	31,160
First Savings Financial Group, Inc.	166	7,221
First United Corp.	598	6,847
First Western Financial, Inc.*	555	7,520
Flushing Financial Corp.	2,401	29,124
FNCB Bancorp, Inc.	1,522	8,904
Franklin Financial Services Corp.	367	8,749
Fulton Financial Corp.	14,291	139,766
FVCBankcorp, Inc.*	1,052	11,088
German American Bancorp, Inc.	2,193	62,172
Glacier Bancorp, Inc.	8,531	299,310
Great Southern Bancorp, Inc.	981	37,808
Great Western Bancorp, Inc.	4,926	68,619
Guaranty Bancshares, Inc.	621	16,425
Hancock Whitney Corp.	7,678	153,637
Hanmi Financial Corp.	2,720	25,922
HarborOne Bancorp, Inc.	4,714	40,776
Hawthorn Bancshares, Inc.	520	9,526
HBT Financial, Inc.	871	10,321
Heartland Financial USA, Inc.	3,093	106,492
Heritage Commerce Corp.	5,178	35,884
Heritage Financial Corp.	3,208	63,968
Hilltop Holdings, Inc.	6,417	132,190
Home BancShares, Inc.	13,622	220,813
HomeTrust Bancshares, Inc.	1,391	19,516
Hope Bancorp, Inc.	10,454	88,441
Horizon Bancorp, Inc.	3,808	42,573
Howard Bancorp, Inc.*	1,171	11,488
Independent Bank Corp.	2,928	184,025
Independent Bank Corp./MI	1,879	28,016
Independent Bank Group, Inc.	3,297	153,311
International Bancshares Corp.	4,752	150,068
Investar Holding Corp.	906	12,322
Investors Bancorp, Inc.	20,538	159,170
Lakeland Bancorp, Inc.	4,340	46,134
Lakeland Financial Corp.	2,161	98,736
Landmark Bancorp, Inc.	334	7,017
LCNB Corp.	1,083	15,877
Level One Bancorp, Inc.	456	7,342
Limestone Bancorp, Inc.*	449	4,827
Live Oak Bancshares, Inc.	2,496	55,361
Macatawa Bank Corp.	2,335	17,092
Mackinac Financial Corp.	796	7,976
MainStreet Bancshares, Inc.*	631	8,089
Mercantile Bank Corp.	1,407	30,729
Meridian Corp.	479	7,027
Metrocity Bankshares, Inc.	1,542	21,033
Metropolitan Bank Holding Corp.*	623	19,294
Mid Penn Bancorp, Inc.	618	11,890
Middlefield Banc Corp.(b)	533	10,127
Midland States Bancorp, Inc.	1,954	28,548
MidWestOne Financial Group, Inc.	1,306	24,801
MVB Financial Corp.	877	12,453
National Bank Holdings Corp., Class A	2,621	74,541
National Bankshares, Inc.	569	14,128
NBT Bancorp, Inc.	3,788	115,420
Nicolet Bankshares, Inc.*	832	49,937
Northeast Bank	683	12,745
Northrim Bancorp, Inc.	555	14,935
Norwood Financial Corp.	518	12,820
Oak Valley Bancorp	608	8,208
OceanFirst Financial Corp.	5,177	80,813
OFG Bancorp	4,508	57,883
Ohio Valley Banc Corp.	382	8,710
Old National Bancorp	14,601	204,122
Old Second Bancorp, Inc.	2,561	20,923
Origin Bancorp, Inc.	1,958	46,365
Orrstown Financial Services, Inc.	968	13,329
Pacific Premier Bancorp, Inc.	7,507	169,583
Park National Corp.	1,276	114,725
Parke Bancorp, Inc.	941	11,574
Partners Bancorp(b)	878	4,811

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
PCB Bancorp	1,110	10,601
Peapack-Gladstone Financial Corp.	1,628	27,676
Penns Woods Bancorp, Inc.	609	12,637
Peoples Bancorp of North Carolina, Inc.	397	6,749
Peoples Bancorp, Inc.	1,643	34,733
Peoples Financial Services Corp.	622	22,666
Plumas Bancorp(b)	413	8,161
Preferred Bank	1,225	45,815
Premier Financial Bancorp, Inc.	1,161	14,884
Professional Holding Corp., Class A*	413	4,778
QCR Holdings, Inc.	1,319	39,530
RBB Bancorp	1,477	19,157
Red River Bancshares, Inc.	440	19,149
Reliant Bancorp, Inc.	1,368	19,836
Renasant Corp.	4,849	123,019
Republic Bancorp, Inc., Class A	868	26,700
Republic First Bancorp, Inc.*	4,047	8,458
Richmond Mutual Bancorp, Inc.	1,096	12,407
S&T Bancorp, Inc.	3,440	69,471
Salisbury Bancorp, Inc.	225	8,035
Sandy Spring Bancorp, Inc.	4,102	98,120
SB Financial Group, Inc.	632	8,747
Seacoast Banking Corp. of Florida*	4,598	93,064
Select Bancorp, Inc.*	1,411	10,794
ServisFirst Bancshares, Inc.	4,337	158,951
Shore Bancshares, Inc.	1,104	10,764
Sierra Bancorp	1,242	22,195
Silvergate Capital Corp., Class A*	1,373	20,499
Simmons First National Corp., Class A	9,639	164,538
SmartFinancial, Inc.	1,248	17,185
South Plains Financial, Inc.	943	13,466
South State Corp.	6,231	346,965
Southern First Bancshares, Inc.*	647	16,757
Southern National Bancorp of Virginia, Inc.	1,765	15,091
Southside Bancshares, Inc.	2,815	77,567
Spirit of Texas Bancshares, Inc.*	1,205	15,062
Stock Yards Bancorp, Inc.	1,820	78,133
Summit Financial Group, Inc.	1,015	14,971
Texas Capital Bancshares, Inc.*	4,503	145,852
Tompkins Financial Corp.	1,275	84,380
Towne Bank	5,962	105,706
TriCo Bancshares	2,354	65,182
TriState Capital Holdings, Inc.*	2,455	34,125
Triumph Bancorp, Inc.*	1,959	55,949
Trustmark Corp.	5,611	131,746
UMB Financial Corp.	3,884	208,648
United Bankshares, Inc.	11,024	288,167
United Community Banks, Inc.	6,955	126,025
United Security Bancshares	1,199	7,302
Unity Bancorp, Inc.	704	9,349
Univest Financial Corp.	2,562	41,223
Valley National Bancorp	35,479	266,447
Veritex Holdings, Inc.	4,288	77,098
Washington Trust Bancorp, Inc.	1,520	50,738
WesBanco, Inc.	5,805	128,987
West Bancorp, Inc.	1,426	25,098
Westamerica Bancorp	2,325	141,499
		12,992,563
Beverages - 0.2%
Celsius Holdings, Inc.*(b)	3,058	59,386
Coca-Cola Consolidated, Inc.	418	114,239
Craft Brew Alliance, Inc.*(b)	1,025	16,011
MGP Ingredients, Inc.	1,149	40,847
National Beverage Corp.*(b)	1,053	85,630
NewAge, Inc.*(b)	7,840	17,013
Primo Water Corp.	13,912	190,316
		523,442
Biotechnology - 8.3%
89bio, Inc.*	261	10,049
Abeona Therapeutics, Inc.*	5,307	12,471
ADMA Biologics, Inc.*(b)	5,357	13,660
Aduro Biotech, Inc.*	5,908	18,315
Adverum Biotechnologies, Inc.*	6,502	79,324
Aeglea BioTherapeutics, Inc.*	3,739	27,201
Affimed NV*	6,534	22,542
Agenus, Inc.*	12,325	53,675
Aimmune Therapeutics, Inc.*(b)	4,140	141,671
Akcea Therapeutics, Inc.*(b)	1,465	26,780
Akebia Therapeutics, Inc.*	11,589	120,642
Akero Therapeutics, Inc.*	996	32,470
Albireo Pharma, Inc.*	1,184	32,939
Alector, Inc.*	4,122	53,256
Allakos, Inc.*	2,168	194,209
Allogene Therapeutics, Inc.*	4,319	153,972
Amicus Therapeutics, Inc.*	22,639	330,529
AnaptysBio, Inc.*	1,906	33,031
Anavex Life Sciences Corp.*(b)	4,553	19,305
Anika Therapeutics, Inc.*	1,242	47,606
Apellis Pharmaceuticals, Inc.*	5,347	164,848
Applied Genetic Technologies Corp.*(b)	2,078	10,681
Applied Therapeutics, Inc.*	1,188	28,631
Aprea Therapeutics, Inc.*	639	17,317
Aptinyx, Inc.*	2,185	7,232
Aravive, Inc.*(b)	1,082	6,167
Arcturus Therapeutics Holdings, Inc.*	1,160	55,958
Arcus Biosciences, Inc.*	2,926	69,639
Arcutis Biotherapeutics, Inc.*(b)	845	21,184
Ardelyx, Inc.*	6,505	37,339
Arena Pharmaceuticals, Inc.*	5,009	349,728
Arrowhead Pharmaceuticals, Inc.*	8,938	377,541
Assembly Biosciences, Inc.*	2,731	59,727
Atara Biotherapeutics, Inc.*	5,113	68,923
Athenex, Inc.*	6,555	75,317
Athersys, Inc.*(b)	15,441	33,661
Atreca, Inc., Class A*	1,894	26,933
AVEO Pharmaceuticals, Inc.*(b)	1,209	5,755
Avid Bioservices, Inc.*	5,018	42,101
Avrobio, Inc.*	2,751	47,647
Axcella Health, Inc.*	851	4,255
Beam Therapeutics, Inc.*(b)	1,098	27,571
Beyondspring, Inc.*(b)	1,206	14,991
BioCryst Pharmaceuticals, Inc.*	13,734	56,996
Biohaven Pharmaceutical Holding Co. Ltd.*	4,202	266,365
BioSpecifics Technologies Corp.*	555	35,798
Bioxcel Therapeutics, Inc.*	942	38,387
Black Diamond Therapeutics, Inc.*(b)	1,096	31,532
Blueprint Medicines Corp.*	4,830	373,987
BrainStorm Cell Therapeutics, Inc.*(b)	2,374	29,936
Bridgebio Pharma, Inc.*	6,485	193,642

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Cabaletta Bio, Inc.*	1,150	12,133
Calithera Biosciences, Inc.*	5,855	23,596
Calyxt, Inc.*	920	5,000
CareDx, Inc.*	3,812	130,180
CASI Pharmaceuticals, Inc.*	4,793	8,196
Castle Biosciences, Inc.*	913	41,751
Catabasis Pharmaceuticals, Inc.*	1,606	10,600
Catalyst Biosciences, Inc.*	1,551	8,096
Catalyst Pharmaceuticals, Inc.*	8,640	28,339
Cellular Biomedicine Group, Inc.*	1,098	20,401
CEL-SCI Corp.*(b)	2,926	37,833
Centogene NV*	364	4,222
Checkpoint Therapeutics, Inc.*(b)	3,635	7,924
ChemoCentryx, Inc.*	3,960	211,860
Chimerix, Inc.*	4,307	12,103
Cidara Therapeutics, Inc.*(b)	2,973	9,454
Clovis Oncology, Inc.*(b)	6,438	33,542
Cohbar, Inc.*(b)(c)	2,178	2,032
Coherus Biosciences, Inc.*	5,154	97,771
Concert Pharmaceuticals, Inc.*	2,546	24,493
Constellation Pharmaceuticals, Inc.*	2,407	50,667
ContraFect Corp.*	1,199	6,559
Corbus Pharmaceuticals Holdings, Inc.*(b)	5,900	54,782
Cortexyme, Inc.*(b)	1,401	61,602
Crinetics Pharmaceuticals, Inc.*	2,401	38,488
Cue Biopharma, Inc.*	2,469	44,121
Cyclerion Therapeutics, Inc.*	1,971	13,442
Cytokinetics, Inc.*	4,983	119,393
CytomX Therapeutics, Inc.*	4,019	29,339
Deciphera Pharmaceuticals, Inc.*	3,331	149,928
Denali Therapeutics, Inc.*	5,599	178,608
DermTech, Inc.*	721	8,486
Dicerna Pharmaceuticals, Inc.*	5,785	107,138
Dyadic International, Inc.*	1,717	13,650
Dynavax Technologies Corp.*	7,963	47,619
Eagle Pharmaceuticals, Inc.*	971	38,529
Editas Medicine, Inc.*	4,939	174,001
Eidos Therapeutics, Inc.*	973	42,111
Eiger BioPharmaceuticals, Inc.*	2,098	23,435
Emergent BioSolutions, Inc.*	3,974	453,235
Enanta Pharmaceuticals, Inc.*	1,695	88,462
Enochian Biosciences, Inc.*(b)	1,226	5,002
Epizyme, Inc.*	7,943	103,259
Esperion Therapeutics, Inc.*(b)	2,305	83,211
Evelo Biosciences, Inc.*(b)	1,248	5,541
Exicure, Inc.*	5,279	10,505
Fate Therapeutics, Inc.*	5,577	203,003
Fennec Pharmaceuticals, Inc.*(b)	1,923	10,538
FibroGen, Inc.*	7,398	331,652
Five Prime Therapeutics, Inc.*	2,384	10,180
Flexion Therapeutics, Inc.*	3,049	35,551
Fortress Biotech, Inc.*	5,167	20,436
Frequency Therapeutics, Inc.*(b)	2,509	48,524
G1 Therapeutics, Inc.*	3,039	46,649
Galectin Therapeutics, Inc.*	3,310	8,772
Galera Therapeutics, Inc.*	778	6,076
Genprex, Inc.*(b)	2,539	10,054
Geron Corp.*	16,506	33,837
GlycoMimetics, Inc.*	3,010	11,107
Gossamer Bio, Inc.*	4,414	61,355
Gritstone Oncology, Inc.*	2,645	8,755
Halozyme Therapeutics, Inc.*	12,091	350,579
Harpoon Therapeutics, Inc.*	941	12,948
Heron Therapeutics, Inc.*	7,804	111,597
Homology Medicines, Inc.*	3,026	32,166
Hookipa Pharma, Inc.*	1,106	9,888
iBio, Inc.*(b)	4,278	8,941
Ideaya Biosciences, Inc.*	1,070	12,947
IGM Biosciences, Inc.*(b)	632	27,176
Immunic, Inc.*	305	4,895
ImmunoGen, Inc.*	15,296	56,595
Immunovant, Inc.*	1,702	57,800
Inovio Pharmaceuticals, Inc.*(b)	12,778	153,208
Insmed, Inc.*	9,014	254,105
Intellia Therapeutics, Inc.*	3,901	84,184
Intercept Pharmaceuticals, Inc.*	2,308	115,123
Invitae Corp.*(b)	10,278	359,319
Ironwood Pharmaceuticals, Inc.*	14,209	143,511
IVERIC bio, Inc.*	4,016	18,032
Jounce Therapeutics, Inc.*	1,535	7,429
Kadmon Holdings, Inc.*	14,363	71,815
KalVista Pharmaceuticals, Inc.*	1,215	15,917
Karuna Therapeutics, Inc.*	1,380	105,432
Karyopharm Therapeutics, Inc.*	6,243	94,956
Keros Therapeutics, Inc.*(b)	620	33,195
Kezar Life Sciences, Inc.*	2,300	11,178
Kindred Biosciences, Inc.*	3,316	16,447
Kiniksa Pharmaceuticals Ltd., Class A*	1,694	29,933
Kodiak Sciences, Inc.*	2,570	135,156
Krystal Biotech, Inc.*	1,064	50,870
Kura Oncology, Inc.*	4,722	117,531
La Jolla Pharmaceutical Co.*(b)	1,604	6,737
Lexicon Pharmaceuticals, Inc.*(b)	3,675	6,431
Ligand Pharmaceuticals, Inc.*	1,286	131,172
LogicBio Therapeutics, Inc.*(b)	1,071	6,747
MacroGenics, Inc.*	4,269	123,545
Madrigal Pharmaceuticals, Inc.*	780	84,006
Magenta Therapeutics, Inc.*	1,508	10,963
MannKind Corp.*(b)	18,949	32,971
Marker Therapeutics, Inc.*(b)	2,626	4,727
MediciNova, Inc.*(b)	3,750	19,650
MEI Pharma, Inc.*	9,198	25,019
MeiraGTx Holdings plc*	1,828	23,782
Mersana Therapeutics, Inc.*	4,084	78,249
Minerva Neurosciences, Inc.*	2,899	9,219
Mirati Therapeutics, Inc.*	3,274	489,037
Mirum Pharmaceuticals, Inc.*(b)	463	12,019
Molecular Templates, Inc.*	2,159	25,066
Momenta Pharmaceuticals, Inc.*	10,497	547,629
Morphic Holding, Inc.*(b)	1,220	32,330
Mustang Bio, Inc.*	2,550	8,339
Myriad Genetics, Inc.*	6,339	84,752
NantKwest, Inc.*(b)	2,559	18,681
Natera, Inc.*	6,212	395,767
Neoleukin Therapeutics, Inc.*	2,643	33,593
Neubase Therapeutics, Inc.*	1,538	12,350
NeuroBo Pharmaceuticals, Inc.*	381	2,316
NextCure, Inc.*	1,467	13,188
Novavax, Inc.*	5,183	571,892
Nymox Pharmaceutical Corp.*	3,511	8,848
Oncocyte Corp.*	3,851	4,814
OPKO Health, Inc.*(b)	35,413	114,738
Organogenesis Holdings, Inc.*	1,801	7,753
Orgenesis, Inc.*(b)	1,609	8,479
ORIC Pharmaceuticals, Inc.*(b)	775	19,414

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Ovid therapeutics, Inc.*	3,812	21,881
Oyster Point Pharma, Inc.*	448	10,196
Passage Bio, Inc.*	1,209	20,021
PDL BioPharma, Inc.*	10,118	33,895
Pfenex, Inc.*	3,070	38,467
PhaseBio Pharmaceuticals, Inc.*(b)	1,333	5,145
Pieris Pharmaceuticals, Inc.*	4,416	12,630
Precigen, Inc.*(b)	5,895	35,665
Precision BioSciences, Inc.*	4,064	22,921
Prevail Therapeutics, Inc.*	1,272	15,582
Principia Biopharma, Inc.*	2,620	262,026
Protagonist Therapeutics, Inc.*	2,011	45,046
Protara Therapeutics, Inc.*	179	3,831
Prothena Corp. plc*	2,739	35,497
PTC Therapeutics, Inc.*	5,501	271,887
Puma Biotechnology, Inc.*	2,720	27,989
Radius Health, Inc.*	4,048	50,114
RAPT Therapeutics, Inc.*	976	25,962
REGENXBIO, Inc.*	3,032	92,537
Replimune Group, Inc.*	1,542	41,634
Retrophin, Inc.*	3,692	72,326
REVOLUTION Medicines, Inc.*	1,305	36,984
Rhythm Pharmaceuticals, Inc.*	2,992	88,294
Rigel Pharmaceuticals, Inc.*	15,128	37,669
Rocket Pharmaceuticals, Inc.*	3,033	77,554
Rubius Therapeutics, Inc.*(b)	3,192	15,369
Sangamo Therapeutics, Inc.*	10,252	113,131
Savara, Inc.*	4,133	6,034
Scholar Rock Holding Corp.*	2,023	30,547
Selecta Biosciences, Inc.*(b)	6,038	15,699
Seres Therapeutics, Inc.*	3,912	103,629
Soleno Therapeutics, Inc.*	2,976	6,369
Solid Biosciences, Inc.*	2,199	5,256
Sorrento Therapeutics, Inc.*(b)	15,613	125,060
Spectrum Pharmaceuticals, Inc.*	10,263	43,207
Spero Therapeutics, Inc.*	1,285	13,968
SpringWorks Therapeutics, Inc.*	1,887	83,802
Stoke Therapeutics, Inc.*	1,087	31,925
Sutro Biopharma, Inc.*	1,493	14,945
Syndax Pharmaceuticals, Inc.*	2,398	39,111
Syros Pharmaceuticals, Inc.*	3,697	48,985
TCR2 Therapeutics, Inc.*	1,452	29,359
TG Therapeutics, Inc.*	8,600	213,323
Translate Bio, Inc.*	4,506	63,490
Turning Point Therapeutics, Inc.*	2,478	193,730
Twist Bioscience Corp.*	2,660	186,014
Tyme Technologies, Inc.*(b)	5,836	5,894
Ultragenyx Pharmaceutical, Inc.*	5,050	429,553
UNITY Biotechnology, Inc.*(b)	2,930	9,200
UroGen Pharma Ltd.*	1,726	43,305
Vanda Pharmaceuticals, Inc.*	4,785	49,238
Vaxart, Inc.*	3,965	23,512
VBI Vaccines, Inc.*(b)	15,290	65,135
Veracyte, Inc.*	4,451	148,263
Verastem, Inc.*(b)	14,562	18,348
Vericel Corp.*	4,002	63,432
Viela Bio, Inc.*	1,781	60,002
Viking Therapeutics, Inc.*	5,837	39,050
Vir Biotechnology, Inc.*	4,123	166,899
Voyager Therapeutics, Inc.*	2,301	27,129
vTv Therapeutics, Inc., Class A*(b)	864	1,797
X4 Pharmaceuticals, Inc.*	1,431	11,992
XBiotech, Inc.*(b)	1,271	24,047
Xencor, Inc.*	4,938	176,534
XOMA Corp.*(b)	542	10,309
Y-mAbs Therapeutics, Inc.*	2,665	114,675
Zentalis Pharmaceuticals, Inc.*	921	31,682
ZIOPHARM Oncology, Inc.*(b)	18,980	53,334
		17,349,696
Building Products - 1.3%
AAON, Inc.	3,657	208,193
Advanced Drainage Systems, Inc.	4,401	244,167
Alpha Pro Tech Ltd.*(b)	1,088	15,265
American Woodmark Corp.*	1,507	131,863
Apogee Enterprises, Inc.	2,290	47,930
Builders FirstSource, Inc.*	10,298	315,325
Caesarstone Ltd.	1,980	21,849
Cornerstone Building Brands, Inc.*	3,894	30,996
CSW Industrials, Inc.	1,253	90,529
Gibraltar Industries, Inc.*	2,903	181,278
Griffon Corp.	3,280	71,274
Insteel Industries, Inc.	1,652	30,463
JELD-WEN Holding, Inc.*	6,047	127,289
Masonite International Corp.*	2,169	198,008
Patrick Industries, Inc.	1,988	111,746
PGT Innovations, Inc.*	5,164	93,623
Quanex Building Products Corp.	2,924	49,152
Resideo Technologies, Inc.*	11,034	147,414
Simpson Manufacturing Co., Inc.	3,881	381,658
UFP Industries, Inc.	5,326	316,098
		2,814,120
Capital Markets - 1.2%
Artisan Partners Asset Management, Inc., Class A	4,839	187,318
Assetmark Financial Holdings, Inc.*	1,457	35,187
Associated Capital Group, Inc., Class A	165	6,377
B Riley Financial, Inc.	1,724	46,169
BGC Partners, Inc., Class A	27,140	68,393
Blucora, Inc.*	4,290	51,180
Brightsphere Investment Group, Inc.	5,521	76,521
Cohen & Steers, Inc.	2,177	131,709
Cowen, Inc., Class A	2,380	43,054
Diamond Hill Investment Group, Inc.	278	34,447
Donnelley Financial Solutions, Inc.*	2,674	29,147
Federated Hermes, Inc., Class B	8,599	205,602
Fidus Investment Corp.	1	7
Focus Financial Partners, Inc., Class A*	2,801	99,127
GAMCO Investors, Inc., Class A	490	6,184
Greenhill & Co., Inc.	1,261	14,148
Hamilton Lane, Inc., Class A	1,964	143,588
Houlihan Lokey, Inc.	3,942	231,001
Moelis & Co., Class A	4,705	150,137
Oppenheimer Holdings, Inc., Class A	836	20,424
Piper Sandler Cos.	1,551	117,023
PJT Partners, Inc., Class A	2,097	124,100
Pzena Investment Management, Inc., Class A	1,532	7,583
Safeguard Scientifics, Inc.	1,739	10,851
Sculptor Capital Management, Inc., Class A	1,620	20,687
Siebert Financial Corp.*(b)	904	3,417

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Silvercrest Asset Management Group, Inc., Class A	851	10,672
Stifel Financial Corp.	5,935	300,964
StoneX Group, Inc.*	1,456	82,555
Value Line, Inc.	92	2,401
Virtus Investment Partners, Inc.	656	93,086
Waddell & Reed Financial, Inc., Class A	5,737	90,358
Westwood Holdings Group, Inc.	697	7,932
WisdomTree Investments, Inc.	12,934	48,373
		2,499,722
Chemicals - 1.4%
Advanced Emissions Solutions, Inc.(b)	1,410	5,457
AdvanSix, Inc.*	2,438	31,036
AgroFresh Solutions, Inc.*	2,646	6,562
American Vanguard Corp.	2,570	36,366
Amyris, Inc.*(b)	6,251	20,503
Avient Corp.	8,138	207,682
Balchem Corp.	2,865	279,911
Chase Corp.	657	64,103
Ferro Corp.*	7,290	90,906
FutureFuel Corp.	2,303	27,866
GCP Applied Technologies, Inc.*	4,351	113,387
Hawkins, Inc.	863	43,340
HB Fuller Co.	4,583	220,763
Ingevity Corp.*	3,698	207,717
Innospec, Inc.	2,179	162,750
Intrepid Potash, Inc.*	847	7,911
Koppers Holdings, Inc.*	1,833	44,102
Kraton Corp.*	2,778	39,003
Kronos Worldwide, Inc.	1,992	24,880
Livent Corp.*	13,063	110,774
Marrone Bio Innovations, Inc.*	5,991	7,609
Minerals Technologies, Inc.	3,035	154,026
Orion Engineered Carbons SA	5,367	65,209
PQ Group Holdings, Inc.*	3,416	39,796
Quaker Chemical Corp.	1,184	224,960
Rayonier Advanced Materials, Inc.*	5,515	17,427
Sensient Technologies Corp.	3,778	208,621
Stepan Co.	1,918	221,126
Trecora Resources*	2,150	12,922
Tredegar Corp.	2,329	39,430
Trinseo SA	3,407	84,868
Tronox Holdings plc, Class A	7,970	71,411
		2,892,424
Commercial Services & Supplies - 1.8%
ABM Industries, Inc.	5,970	227,696
ACCO Brands Corp.	8,225	53,298
Advanced Disposal Services, Inc.*	6,573	198,045
Brady Corp., Class A	4,315	202,330
BrightView Holdings, Inc.*	2,779	34,126
Brink's Co. (The)	4,475	216,411
Casella Waste Systems, Inc., Class A*	4,102	230,327
CECO Environmental Corp.*	2,758	23,374
Cimpress plc*	1,583	146,744
CompX International, Inc.	147	2,014
Covanta Holding Corp.	10,558	99,668
Deluxe Corp.	3,718	105,591
Ennis, Inc.	2,283	41,847
Harsco Corp.*	6,964	98,541
Healthcare Services Group, Inc.	6,649	138,299
Heritage-Crystal Clean, Inc.*	1,350	19,818
Herman Miller, Inc.	5,252	125,155
HNI Corp.	3,797	120,935
Interface, Inc.	5,193	39,259
KAR Auction Services, Inc.	11,501	199,427
Kimball International, Inc., Class B	3,210	35,984
Knoll, Inc.	4,461	57,413
Matthews International Corp., Class A	2,715	59,459
McGrath RentCorp	2,148	142,541
NL Industries, Inc.	745	2,608
PICO Holdings, Inc.*	1,533	13,628
Pitney Bowes, Inc.	15,429	84,705
Quad/Graphics, Inc.	2,957	10,320
SP Plus Corp.*	2,049	42,025
Steelcase, Inc., Class A	7,682	80,277
Team, Inc.*	2,671	17,014
Tetra Tech, Inc.	4,800	443,088
UniFirst Corp.	1,343	258,689
US Ecology, Inc.	2,772	102,912
Viad Corp.	1,796	38,488
VSE Corp.	789	22,905
		3,734,961
Communications Equipment - 0.8%
Acacia Communications, Inc.*	3,462	233,616
ADTRAN, Inc.	4,258	47,221
Applied Optoelectronics, Inc.*(b)	1,720	20,004
CalAmp Corp.*	2,983	24,371
Calix, Inc.*	4,324	84,102
Cambium Networks Corp.*	497	6,486
Casa Systems, Inc.*	2,821	12,835
Clearfield, Inc.*	994	17,494
Comtech Telecommunications Corp.	2,164	35,922
DASAN Zhone Solutions, Inc.*	1,071	11,160
Digi International, Inc.*	2,554	34,785
Extreme Networks, Inc.*	10,377	45,347
Genasys, Inc.*	2,926	14,630
Harmonic, Inc.*	8,452	49,867
Infinera Corp.*	13,861	101,047
Inseego Corp.*(b)	6,064	69,615
InterDigital, Inc.	2,741	167,612
KVH Industries, Inc.*	1,445	12,991
NETGEAR, Inc.*	2,593	86,476
NetScout Systems, Inc.*	6,309	145,990
PCTEL, Inc.*	1,568	9,941
Plantronics, Inc.	2,985	36,895
Resonant, Inc.*(b)	4,410	11,775
Ribbon Communications, Inc.*	6,068	25,971
Viavi Solutions, Inc.*	20,348	271,341
		1,577,494
Construction & Engineering - 1.1%
Aegion Corp.*	2,699	43,683
Ameresco, Inc., Class A*	2,174	74,220
API Group Corp.*(c)	12,469	176,312
Arcosa, Inc.	4,324	200,158
Argan, Inc.	1,311	55,495
Comfort Systems USA, Inc.	3,199	162,093
Concrete Pumping Holdings, Inc.*	2,385	8,658
Construction Partners, Inc., Class A*	1,677	31,343
Dycom Industries, Inc.*	2,732	168,045
EMCOR Group, Inc.	4,841	363,123
Fluor Corp.	12,547	119,447

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Granite Construction, Inc.	4,173	77,576
Great Lakes Dredge & Dock Corp.*	5,658	53,016
HC2 Holdings, Inc.*(b)	3,898	9,745
IES Holdings, Inc.*	723	20,844
MasTec, Inc.*	5,048	233,268
MYR Group, Inc.*	1,452	56,352
Northwest Pipe Co.*	856	24,251
NV5 Global, Inc.*	946	48,974
Primoris Services Corp.	4,280	81,577
Sterling Construction Co., Inc.*	2,462	34,813
Tutor Perini Corp.*	3,632	45,582
WillScot Mobile Mini Holdings Corp.*	14,176	253,750
		2,342,325
Construction Materials - 0.1%
Forterra, Inc.*	1,692	22,419
Summit Materials, Inc., Class A*	10,490	156,196
United States Lime & Minerals, Inc.	178	16,399
US Concrete, Inc.*	1,422	37,953
		232,967
Consumer Finance - 0.6%
Atlanticus Holdings Corp.*	449	3,816
Curo Group Holdings Corp.	1,628	12,536
Encore Capital Group, Inc.*	2,779	127,667
Enova International, Inc.*	2,614	44,647
EZCORP, Inc., Class A*	4,307	23,172
FirstCash, Inc.	3,623	216,474
Green Dot Corp., Class A*	4,534	236,040
LendingClub Corp.*	6,137	32,710
Navient Corp.	17,045	154,939
Nelnet, Inc., Class A	1,576	103,212
Oportun Financial Corp.*	1,731	21,724
PRA Group, Inc.*	4,019	187,587
Regional Management Corp.*	751	13,736
World Acceptance Corp.*	442	40,218
		1,218,478
Containers & Packaging - 0.2%
Greif, Inc., Class A	2,288	84,313
Greif, Inc., Class B	537	22,033
Myers Industries, Inc.	3,192	48,838
O-I Glass, Inc.	13,956	151,841
Ranpak Holdings Corp.*	2,578	23,047
UFP Technologies, Inc.*	613	25,262
		355,334
Distributors - 0.1%
Core-Mark Holding Co., Inc.	3,978	132,945
Funko, Inc., Class A*(b)	2,140	12,497
Greenlane Holdings, Inc., Class A*	914	2,806
Weyco Group, Inc.	536	9,648
		157,896
Diversified Consumer Services - 0.6%
Adtalem Global Education, Inc.*	4,634	153,849
American Public Education, Inc.*	1,286	40,432
Aspen Group, Inc.*	1,652	21,113
Carriage Services, Inc.	1,466	32,457
Collectors Universe, Inc.	810	36,037
Franchise Group, Inc.(b)	1,707	41,924
Houghton Mifflin Harcourt Co.*	9,398	21,239
K12, Inc.*	3,555	132,282
Laureate Education, Inc., Class A*	9,577	119,904
OneSpaWorld Holdings Ltd.	4,024	27,886
Perdoceo Education Corp.*	6,164	88,577
Regis Corp.*	2,096	15,489
Strategic Education, Inc.	1,956	200,627
Universal Technical Institute, Inc.*	2,569	18,111
Vivint Smart Home, Inc.*(b)	6,213	110,281
WW International, Inc.*	4,203	98,686
		1,158,894
Diversified Financial Services - 0.2%
Alerus Financial Corp.	1,332	27,426
A-Mark Precious Metals, Inc.*	436	10,429
Banco Latinoamericano de Comercio Exterior SA, Class E	2,755	33,556
Cannae Holdings, Inc.*	7,540	284,484
GWG Holdings, Inc.*(b)	285	2,491
Marlin Business Services Corp.	745	4,992
SWK Holdings Corp.*(b)	315	4,013
		367,391
Diversified Telecommunication Services - 0.7%
Alaska Communications Systems Group, Inc.	4,618	10,344
Anterix, Inc.*	1,187	51,920
ATN International, Inc.	997	57,826
Bandwidth, Inc., Class A*	1,709	269,133
Cincinnati Bell, Inc.*	4,464	67,228
Cogent Communications Holdings, Inc.	3,784	254,512
Consolidated Communications Holdings, Inc.*	6,476	50,383
IDT Corp., Class B*	1,352	8,815
Iridium Communications, Inc.*	10,473	293,349
Liberty Latin America Ltd., Class A*	4,110	40,278
Liberty Latin America Ltd., Class C*	10,015	95,543
Ooma, Inc.*	1,849	25,220
ORBCOMM, Inc.*	6,591	26,430
Vonage Holdings Corp.*	20,623	236,133
		1,487,114
Electric Utilities - 0.6%
ALLETE, Inc.	4,640	250,374
Genie Energy Ltd., Class B	1,172	10,361
MGE Energy, Inc.	3,110	202,119
Otter Tail Corp.	3,570	138,695
PNM Resources, Inc.	7,074	308,992
Portland General Electric Co.	8,013	305,696
Spark Energy, Inc., Class A	1,054	9,686
		1,225,923
Electrical Equipment - 1.1%
Allied Motion Technologies, Inc.	652	27,769
American Superconductor Corp.*	1,959	24,605
Atkore International Group, Inc.*	4,216	112,694
AZZ, Inc.	2,319	80,539
Bloom Energy Corp., Class A*(b)	7,574	118,609
Encore Wire Corp.	1,815	93,672
EnerSys	3,785	272,444
FuelCell Energy, Inc.*(b)	18,954	53,829
LSI Industries, Inc.	2,283	15,661
Orion Energy Systems, Inc.*	2,377	15,165
Plug Power, Inc.*	31,596	410,116
Powell Industries, Inc.	799	21,565
Preformed Line Products Co.	272	14,799
Sunrun, Inc.*	10,348	585,231
Thermon Group Holdings, Inc.*	2,915	38,361
TPI Composites, Inc.*	2,701	82,948

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Ultralife Corp.*	808	5,107
Vicor Corp.*	1,585	137,943
Vivint Solar, Inc.*	4,378	135,193
		2,246,250
Electronic Equipment, Instruments & Components - 1.8%
Akoustis Technologies, Inc.*(b)	2,763	21,911
Arlo Technologies, Inc.*	6,902	39,548
Badger Meter, Inc.	2,596	160,147
Bel Fuse, Inc., Class B	885	10,638
Belden, Inc.	3,931	132,396
Benchmark Electronics, Inc.	3,248	63,693
CTS Corp.	2,835	59,251
Daktronics, Inc.	3,287	14,529
ePlus, Inc.*	1,184	90,836
Fabrinet*	3,270	228,181
FARO Technologies, Inc.*	1,580	89,270
Fitbit, Inc., Class A*	21,262	135,226
II-VI, Inc.*	8,821	392,534
Insight Enterprises, Inc.*	3,086	184,558
Intellicheck, Inc.*(b)	1,417	8,927
Iteris, Inc.*	3,588	16,397
Itron, Inc.*	3,572	212,784
Kimball Electronics, Inc.*	2,142	28,885
Knowles Corp.*	7,887	118,778
Luna Innovations, Inc.*	2,578	16,499
Methode Electronics, Inc.	3,229	91,413
MTS Systems Corp.	1,719	41,944
Napco Security Technologies, Inc.*	1,036	25,807
nLight, Inc.*	3,072	71,762
Novanta, Inc.*	3,046	326,440
OSI Systems, Inc.*	1,508	118,755
PAR Technology Corp.*(b)	1,431	53,434
PC Connection, Inc.	983	43,537
Plexus Corp.*	2,555	194,359
Powerfleet, Inc.*	2,436	13,690
Research Frontiers, Inc.*(b)	2,362	5,480
Rogers Corp.*	1,660	188,095
Sanmina Corp.*	5,981	169,262
ScanSource, Inc.*	2,252	55,602
TTM Technologies, Inc.*	8,898	101,971
Vishay Intertechnology, Inc.	11,836	189,258
Vishay Precision Group, Inc.*	1,106	27,550
Wrap Technologies, Inc.*(b)	1,018	8,857
		3,752,204
Energy Equipment & Services - 0.6%
Archrock, Inc.	11,554	75,794
Aspen Aerogels, Inc.*	1,821	15,479
Bristow Group, Inc.*	588	11,119
Cactus, Inc., Class A	4,237	93,595
ChampionX Corp.*	16,545	169,421
DMC Global, Inc.	1,294	45,846
Dril-Quip, Inc.*	3,111	103,067
Exterran Corp.*	2,320	10,672
Frank's International NV*	13,797	31,871
Helix Energy Solutions Group, Inc.*	12,703	45,477
Liberty Oilfield Services, Inc., Class A	5,605	36,152
Matrix Service Co.*	2,306	21,307
Nabors Industries Ltd.	626	25,028
National Energy Services Reunited Corp.*	1,840	13,874
Newpark Resources, Inc.*	7,913	15,430
NexTier Oilfield Solutions, Inc.*	14,407	36,306
Oceaneering International, Inc.*	8,838	47,637
Oil States International, Inc.*	5,361	23,535
Patterson-UTI Energy, Inc.	16,307	62,782
ProPetro Holding Corp.*	7,136	44,814
RPC, Inc.*	5,115	16,010
SEACOR Holdings, Inc.*	1,710	54,053
Select Energy Services, Inc., Class A*	5,258	25,081
Solaris Oilfield Infrastructure, Inc., Class A	2,564	19,948
Tidewater, Inc.*	3,598	24,718
Transocean Ltd.*(b)	52,070	63,525
US Silica Holdings, Inc.	6,563	29,271
		1,161,812
Entertainment - 0.2%
AMC Entertainment Holdings, Inc., Class A(b)	4,631	27,230
Cinemark Holdings, Inc.	9,517	139,424
Eros International plc*(b)	6,502	20,221
Gaia, Inc.*	1,044	12,215
Glu Mobile, Inc.*	11,541	91,635
IMAX Corp.*	4,407	67,736
Liberty Media Corp.-Liberty Braves, Class A*	891	17,455
Liberty Media Corp.-Liberty Braves, Class C*	3,232	62,798
LiveXLive Media, Inc.*(b)	2,670	7,209
Marcus Corp. (The)	1,996	31,277
		477,200
Equity Real Estate Investment Trusts (REITs) - 4.9%
Acadia Realty Trust	7,557	85,696
Agree Realty Corp.	4,740	317,201
Alexander & Baldwin, Inc.	6,419	77,734
Alexander's, Inc.	191	48,718
Alpine Income Property Trust, Inc.	603	8,750
American Assets Trust, Inc.	4,481	114,490
American Finance Trust, Inc.	9,724	66,464
Armada Hoffler Properties, Inc.	4,996	50,460
Bluerock Residential Growth REIT, Inc.	2,075	15,376
BRT Apartments Corp.	885	11,815
CareTrust REIT, Inc.	8,508	164,800
CatchMark Timber Trust, Inc., Class A	4,340	43,096
Chatham Lodging Trust	4,121	28,517
CIM Commercial Trust Corp.	986	10,185
City Office REIT, Inc.	4,179	33,599
Clipper Realty, Inc.	1,323	8,824
Colony Capital, Inc.*	43,234	117,164
Columbia Property Trust, Inc.	10,198	120,336
Community Healthcare Trust, Inc.	1,877	87,656
CoreCivic, Inc.	10,651	99,161
CorEnergy Infrastructure Trust, Inc.	1,222	10,922
CorePoint Lodging, Inc.	3,496	19,857
DiamondRock Hospitality Co.	17,786	94,266
Diversified Healthcare Trust	21,119	80,252
Easterly Government Properties, Inc.	6,718	162,508
EastGroup Properties, Inc.	3,441	458,204
Essential Properties Realty Trust, Inc.	8,135	138,051
Farmland Partners, Inc.(b)	2,325	15,554
Four Corners Property Trust, Inc.	6,266	158,217
Franklin Street Properties Corp.	9,249	40,973

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Front Yard Residential Corp.	4,461	43,495
GEO Group, Inc. (The)	10,490	117,068
Getty Realty Corp.	3,006	88,046
Gladstone Commercial Corp.	2,995	58,732
Gladstone Land Corp.	1,689	26,585
Global Medical REIT, Inc.	3,656	46,760
Global Net Lease, Inc.	8,029	140,508
Healthcare Realty Trust, Inc.	12,033	347,152
Hersha Hospitality Trust	3,032	19,496
Independence Realty Trust, Inc.	8,440	98,832
Industrial Logistics Properties Trust	5,782	124,718
Innovative Industrial Properties, Inc.	1,487	183,035
Investors Real Estate Trust	1,085	77,144
iStar, Inc.	6,610	81,832
Jernigan Capital, Inc.	1,989	34,290
Kite Realty Group Trust	7,396	83,131
Lexington Realty Trust	22,791	259,134
LTC Properties, Inc.	3,463	126,365
Macerich Co. (The)(b)	12,637	100,211
Mack-Cali Realty Corp.	8,100	102,303
Monmouth Real Estate Investment Corp.	8,454	122,668
National Health Investors, Inc.	3,832	238,542
National Storage Affiliates Trust	5,516	189,254
New Senior Investment Group, Inc.	7,296	31,956
NexPoint Residential Trust, Inc.	1,947	80,606
Office Properties Income Trust	4,259	101,535
One Liberty Properties, Inc.	1,423	27,265
Pebblebrook Hotel Trust	11,589	146,253
Physicians Realty Trust	18,089	328,315
Piedmont Office Realty Trust, Inc., Class A	11,239	172,069
Plymouth Industrial REIT, Inc.	1,310	17,489
PotlatchDeltic Corp.	5,836	268,689
Preferred Apartment Communities, Inc., Class A	4,234	27,944
PS Business Parks, Inc.	1,790	225,898
QTS Realty Trust, Inc., Class A	5,350	362,837
Retail Opportunity Investments Corp.	10,166	113,148
Retail Properties of America, Inc., Class A	19,096	120,496
Retail Value, Inc.	1,461	18,569
RLJ Lodging Trust	14,616	137,975
RPT Realty	7,184	42,098
Ryman Hospitality Properties, Inc.	4,493	171,453
Sabra Health Care REIT, Inc.	18,293	271,285
Safehold, Inc.	1,540	85,424
Saul Centers, Inc.	1,063	29,785
Seritage Growth Properties, Class A*(b)	3,032	42,539
Service Properties Trust	14,599	119,858
SITE Centers Corp.	13,637	102,414
STAG Industrial, Inc.	13,347	431,108
Summit Hotel Properties, Inc.	9,208	54,235
Sunstone Hotel Investors, Inc.	19,143	159,461
Tanger Factory Outlet Centers, Inc.(b)	8,063	45,878
Terreno Realty Corp.	5,939	354,202
UMH Properties, Inc.	3,263	47,444
Uniti Group, Inc.	17,209	168,992
Universal Health Realty Income Trust	1,141	76,128
Urban Edge Properties	10,334	109,127
Urstadt Biddle Properties, Inc., Class A	2,647	24,617
Washington REIT	7,346	161,171
Whitestone REIT	3,546	22,801
Xenia Hotels & Resorts, Inc.	10,088	90,590
		10,189,801
Food & Staples Retailing - 0.7%
Andersons, Inc. (The)	2,776	49,218
BJ's Wholesale Club Holdings, Inc.*	12,193	541,491
Chefs' Warehouse, Inc. (The)*	2,208	32,700
HF Foods Group, Inc.*(b)	3,165	25,130
Ingles Markets, Inc., Class A	1,272	51,389
Natural Grocers by Vitamin Cottage, Inc.	812	9,517
Performance Food Group Co.*	11,668	425,999
PriceSmart, Inc.	2,025	133,144
Rite Aid Corp.*	4,869	63,394
SpartanNash Co.	3,161	63,157
United Natural Foods, Inc.*	4,760	85,918
Village Super Market, Inc., Class A	749	19,055
Weis Markets, Inc.	851	41,895
		1,542,007
Food Products - 1.2%
Alico, Inc.	464	14,996
B&G Foods, Inc.(b)	5,680	176,875
Bridgford Foods Corp.*	150	2,488
Calavo Growers, Inc.	1,466	93,047
Cal-Maine Foods, Inc.*	2,820	108,824
Darling Ingredients, Inc.*	14,327	458,034
Farmer Bros Co.*	1,430	8,995
Fresh Del Monte Produce, Inc.	2,769	64,213
Freshpet, Inc.*	3,448	391,693
Hostess Brands, Inc.*	10,895	139,892
J & J Snack Foods Corp.	1,334	181,357
John B Sanfilippo & Son, Inc.	784	62,438
Lancaster Colony Corp.	1,687	299,814
Landec Corp.*	2,307	23,624
Limoneira Co.	1,450	20,981
Sanderson Farms, Inc.	1,795	209,943
Seneca Foods Corp., Class A*	580	27,469
Simply Good Foods Co. (The)*	7,590	188,612
Tootsie Roll Industries, Inc.	1,432	45,806
		2,519,101
Gas Utilities - 0.8%
Brookfield Infrastructure Corp., Class A	2,896	144,568
Chesapeake Utilities Corp.	1,438	117,628
New Jersey Resources Corp.	8,487	255,798
Northwest Natural Holding Co.	2,713	138,662
ONE Gas, Inc.	4,669	346,066
RGC Resources, Inc.	680	15,858
South Jersey Industries, Inc.	8,256	182,870
Southwest Gas Holdings, Inc.	4,918	309,195
Spire, Inc.	4,471	260,257
		1,770,902
Health Care Equipment & Supplies - 3.0%
Accelerate Diagnostics, Inc.*(b)	2,717	33,093
Accuray, Inc.*	7,970	18,570
Alphatec Holdings, Inc.*	3,963	23,738
AngioDynamics, Inc.*	3,266	30,586
Antares Pharma, Inc.*	14,633	41,411

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Apyx Medical Corp.*	2,976	13,660
Aspira Women's Health, Inc.*(b)	4,197	12,024
AtriCure, Inc.*	3,472	155,303
Atrion Corp.	125	78,965
Avanos Medical, Inc.*	4,240	137,376
Axogen, Inc.*	3,241	38,471
Axonics Modulation Technologies, Inc.*	2,712	114,609
Bellerophon Therapeutics, Inc.*	306	3,302
Beyond Air, Inc.*(b)	1,165	6,466
BioLife Solutions, Inc.*	648	13,815
BioSig Technologies, Inc.*(b)	1,887	13,983
Cantel Medical Corp.	3,379	177,330
Cardiovascular Systems, Inc.*	3,075	100,460
Cerus Corp.*	14,427	91,900
Chembio Diagnostics, Inc.*(b)	1,735	7,113
Co-Diagnostics, Inc.*(b)	2,308	25,157
CONMED Corp.	2,420	208,870
CryoLife, Inc.*	3,278	66,281
CryoPort, Inc.*	2,987	165,719
Cutera, Inc.*	1,492	24,424
CytoSorbents Corp.*	3,071	25,919
Electromed, Inc.*	619	7,663
FONAR Corp.*	562	14,258
GenMark Diagnostics, Inc.*	6,032	78,235
Glaukos Corp.*	3,764	180,032
Heska Corp.*	619	64,128
Inogen, Inc.*	1,641	49,607
Integer Holdings Corp.*	2,913	201,754
IntriCon Corp.*	742	9,008
Invacare Corp.	3,007	20,387
iRadimed Corp.*	515	10,918
iRhythm Technologies, Inc.*	2,409	530,414
Lantheus Holdings, Inc.*	5,906	79,259
LeMaitre Vascular, Inc.	1,478	47,710
LivaNova plc*	4,350	204,015
Meridian Bioscience, Inc.*	3,771	53,322
Merit Medical Systems, Inc.*	4,824	236,858
Mesa Laboratories, Inc.	362	89,023
Milestone Scientific, Inc.*(b)	3,121	4,682
Misonix, Inc.*	1,288	16,989
Natus Medical, Inc.*	2,995	54,389
Nemaura Medical, Inc.*	598	2,237
Neogen Corp.*	4,698	357,988
Nevro Corp.*	2,990	411,245
NuVasive, Inc.*	4,575	238,495
OraSure Technologies, Inc.*	5,550	65,046
Orthofix Medical, Inc.*	1,661	50,395
OrthoPediatrics Corp.*	1,064	53,626
PAVmed, Inc.*(b)	3,192	6,288
Pulse Biosciences, Inc.*(b)	1,220	12,066
Quotient Ltd.*(b)	5,387	27,258
Repro-Med Systems, Inc.*	2,169	18,849
Retractable Technologies, Inc.*(b)	1,182	7,470
Rockwell Medical, Inc.*(b)	6,093	7,982
SeaSpine Holdings Corp.*	2,332	31,039
Shockwave Medical, Inc.*	2,370	150,590
SI-BONE, Inc.*	2,260	49,313
Sientra, Inc.*	4,132	15,867
Silk Road Medical, Inc.*	2,829	172,512
Soliton, Inc.*	494	3,374
STAAR Surgical Co.*	4,017	192,615
Stereotaxis, Inc.*	3,934	13,848
Surgalign Holdings, Inc.*	5,055	11,222
Surmodics, Inc.*	1,180	53,395
Tactile Systems Technology, Inc.*	1,635	62,833
Tela Bio, Inc.*	483	6,883
TransMedics Group, Inc.*	1,761	31,399
Utah Medical Products, Inc.	303	24,891
Vapotherm, Inc.*	1,707	53,105
Varex Imaging Corp.*	3,346	37,107
Venus Concept, Inc.*	1,640	4,707
ViewRay, Inc.*	9,922	26,988
VolitionRX Ltd.*(b)	2,091	7,088
Wright Medical Group NV*	11,458	346,375
Zynex, Inc.*(b)	1,475	21,830
		6,157,122
Health Care Providers & Services - 2.1%
1Life Healthcare, Inc.*	1,900	55,423
AdaptHealth Corp.*	700	14,861
Addus HomeCare Corp.*	1,230	115,202
American Renal Associates Holdings, Inc.*	1,219	8,216
AMN Healthcare Services, Inc.*	4,154	223,651
Apollo Medical Holdings, Inc.*	897	16,944
Avalon GloboCare Corp.*(b)	1,713	2,432
BioTelemetry, Inc.*	2,989	118,305
Brookdale Senior Living, Inc.*	16,350	44,962
Community Health Systems, Inc.*	7,587	39,225
CorVel Corp.*	790	65,586
Covetrus, Inc.*	8,738	200,188
Cross Country Healthcare, Inc.*	3,188	20,371
Ensign Group, Inc. (The)	4,554	266,591
Enzo Biochem, Inc.*	3,955	8,424
Exagen, Inc.*(b)	426	6,143
Five Star Senior Living, Inc.*	1,682	8,696
Fulgent Genetics, Inc.*	862	25,481
Hanger, Inc.*	3,296	65,129
HealthEquity, Inc.*	6,219	357,468
InfuSystem Holdings, Inc.*	1,288	18,740
Joint Corp. (The)*	1,182	21,110
LHC Group, Inc.*	2,705	563,830
Magellan Health, Inc.*	2,082	157,108
MEDNAX, Inc.*	7,387	137,250
National HealthCare Corp.	1,118	71,217
National Research Corp.	1,202	67,312
Ontrak, Inc.*(b)	700	51,065
Option Care Health, Inc.*	3,024	35,139
Owens & Minor, Inc.	5,544	91,920
Patterson Cos., Inc.	7,554	219,142
Pennant Group, Inc. (The)*	2,308	85,488
PetIQ, Inc.*	1,832	64,450
Progyny, Inc.*(b)	2,347	67,007
Providence Service Corp. (The)*	1,076	99,627
R1 RCM, Inc.*	9,516	137,982
RadNet, Inc.*	3,809	54,926
Select Medical Holdings Corp.*	9,671	194,097
Sharps Compliance Corp.*(b)	1,271	9,704
Surgery Partners, Inc.*	2,006	38,295
Tenet Healthcare Corp.*	9,306	262,243
Tivity Health, Inc.*	3,859	63,133
Triple-S Management Corp., Class B*	2,050	38,130
US Physical Therapy, Inc.	1,128	100,279
Viemed Healthcare, Inc.*	3,060	33,262
		4,345,754

UltraPro Russell2000
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc.*	14,405	128,637
Computer Programs and Systems, Inc.	1,144	31,300
Evolent Health, Inc., Class A*	6,723	96,340
Health Catalyst, Inc.*	2,873	89,580
HealthStream, Inc.*	2,297	47,582
HMS Holdings Corp.*	7,845	218,797
iCAD, Inc.*(b)	1,790	19,386
Inovalon Holdings, Inc., Class A*	6,566	162,476
Inspire Medical Systems, Inc.*	2,330	278,318
NantHealth, Inc.*(b)	2,400	7,632
NextGen Healthcare, Inc.*	4,896	64,921
Omnicell, Inc.*	3,782	252,184
OptimizeRx Corp.*	1,284	25,885
Phreesia, Inc.*	2,545	80,269
Schrodinger, Inc.*	1,230	74,366
Simulations Plus, Inc.	1,120	66,730
Tabula Rasa HealthCare, Inc.*(b)	1,823	92,244
Vocera Communications, Inc.*	2,830	79,212
		1,815,859
Hotels, Restaurants & Leisure - 2.8%
Accel Entertainment, Inc.*(b)	3,759	44,582
BBX Capital Corp.	1,112	17,125
Biglari Holdings, Inc., Class A*	6	2,793
Biglari Holdings, Inc., Class B*	82	8,126
BJ's Restaurants, Inc.	1,654	52,134
Bloomin' Brands, Inc.	7,795	111,780
Bluegreen Vacations Corp.	460	2,558
Boyd Gaming Corp.	7,238	193,834
Brinker International, Inc.	3,899	175,611
Caesars Entertainment, Inc.*	12,088	553,630
Carrols Restaurant Group, Inc.*	3,143	20,932
Century Casinos, Inc.*	2,410	14,822
Cheesecake Factory, Inc. (The)(b)	3,775	111,476
Churchill Downs, Inc.	3,384	591,388
Chuy's Holdings, Inc.*	1,475	32,804
Cracker Barrel Old Country Store, Inc.	2,133	285,203
Dave & Buster's Entertainment, Inc.(b)	4,137	68,798
Del Taco Restaurants, Inc.*	2,655	22,329
Denny's Corp.*	4,832	55,375
Dine Brands Global, Inc.	1,386	82,550
El Pollo Loco Holdings, Inc.*	1,597	28,538
Everi Holdings, Inc.*	7,234	56,136
Fiesta Restaurant Group, Inc.*	1,603	16,062
GAN Ltd.*(b)	658	13,522
Golden Entertainment, Inc.*	1,491	19,144
Hilton Grand Vacations, Inc.*	7,586	166,209
International Game Technology plc	8,850	98,500
Jack in the Box, Inc.	2,018	166,263
Kura Sushi USA, Inc., Class A*(b)	299	3,654
Lindblad Expeditions Holdings, Inc.*	2,294	22,722
Marriott Vacations Worldwide Corp.	3,606	341,381
Monarch Casino & Resort, Inc.*	1,122	51,623
Nathan's Famous, Inc.	260	13,637
Noodles & Co.*	2,782	21,171
Papa John's International, Inc.	2,883	283,370
Penn National Gaming, Inc.*	11,921	609,162
PlayAGS, Inc.*	2,367	9,468
RCI Hospitality Holdings, Inc.	767	14,665
Red Robin Gourmet Burgers, Inc.*(b)	1,140	12,654
Red Rock Resorts, Inc., Class A	5,861	100,077
Ruth's Hospitality Group, Inc.	2,363	24,280
Scientific Games Corp.*	5,087	105,225
SeaWorld Entertainment, Inc.*	4,525	92,310
Shake Shack, Inc., Class A*	3,125	213,281
Target Hospitality Corp.*	2,637	3,824
Texas Roadhouse, Inc.	5,850	368,492
Twin River Worldwide Holdings, Inc.	1,623	38,838
Wingstop, Inc.	2,639	431,213
		5,773,271
Household Durables - 1.9%
Beazer Homes USA, Inc.*	2,539	31,077
Casper Sleep, Inc.*(b)	750	6,810
Cavco Industries, Inc.*	771	147,192
Century Communities, Inc.*	2,603	92,875
Ethan Allen Interiors, Inc.	2,085	29,690
GoPro, Inc., Class A*	11,506	52,812
Green Brick Partners, Inc.*	2,116	30,132
Hamilton Beach Brands Holding Co., Class A	608	13,285
Helen of Troy Ltd.*	2,252	465,759
Hooker Furniture Corp.	1,037	25,562
Installed Building Products, Inc.*	2,037	176,852
iRobot Corp.*(b)	2,456	181,818
KB Home	7,856	280,931
La-Z-Boy, Inc.	3,968	128,960
Legacy Housing Corp.*	738	11,269
LGI Homes, Inc.*	1,984	221,930
Lifetime Brands, Inc.	1,063	10,439
Lovesac Co. (The)*	792	20,964
M/I Homes, Inc.*	2,482	105,634
MDC Holdings, Inc.	4,527	196,381
Meritage Homes Corp.*	3,311	317,955
Purple Innovation, Inc.*	1,272	24,053
Skyline Champion Corp.*	4,848	138,362
Sonos, Inc.*	7,070	99,475
Taylor Morrison Home Corp., Class A*	11,241	264,501
TopBuild Corp.*	2,947	453,249
TRI Pointe Group, Inc.*	11,539	194,778
Tupperware Brands Corp.	4,368	71,155
Turtle Beach Corp.*	1,200	23,484
Universal Electronics, Inc.*	1,202	49,378
VOXX International Corp.*	1,767	11,097
		3,877,859
Household Products - 0.2%
Central Garden & Pet Co.*	860	34,993
Central Garden & Pet Co., Class A*	3,518	130,729
Oil-Dri Corp. of America	463	16,214
WD-40 Co.	1,215	248,322
		430,258
Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corp.*	8,070	16,705
Brookfield Renewable Corp.	6,100	310,612
Clearway Energy, Inc., Class A	3,107	75,034
Clearway Energy, Inc., Class C	7,101	181,146
Ormat Technologies, Inc.	3,564	216,941

UltraPro Russell2000
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Sunnova Energy International, Inc.*	2,883	68,385
		868,823
Industrial Conglomerates - 0.0%(d)
Raven Industries, Inc.	3,175	78,899

Insurance - 2.0%
Ambac Financial Group, Inc.*	4,038	51,000
American Equity Investment Life Holding Co.	8,080	193,193
AMERISAFE, Inc.	1,706	113,841
Argo Group International Holdings Ltd.	2,890	107,335
BRP Group, Inc., Class A*	1,769	48,665
Citizens, Inc.*(b)	4,414	25,822
CNO Financial Group, Inc.	12,758	207,955
Crawford & Co., Class A	1,452	9,961
Donegal Group, Inc., Class A	972	14,026
eHealth, Inc.*	2,269	143,219
Employers Holdings, Inc.	2,659	86,630
Enstar Group Ltd.*	1,070	191,519
FBL Financial Group, Inc., Class A	865	32,048
FedNat Holding Co.	1,100	9,339
Genworth Financial, Inc., Class A*	44,920	135,658
Goosehead Insurance, Inc., Class A	1,149	118,071
Greenlight Capital Re Ltd., Class A*	2,573	18,706
HCI Group, Inc.	536	29,330
Heritage Insurance Holdings, Inc.	2,233	29,141
Horace Mann Educators Corp.	3,691	144,170
Independence Holding Co.	412	14,420
Investors Title Co.	116	15,783
James River Group Holdings Ltd.	2,660	129,569
Kinsale Capital Group, Inc.	1,854	384,204
MBIA, Inc.*	6,187	50,177
National General Holdings Corp.	6,072	206,752
National Western Life Group, Inc., Class A	228	50,158
NI Holdings, Inc.*	818	13,350
Palomar Holdings, Inc.*	1,718	193,017
ProAssurance Corp.	4,774	73,138
ProSight Global, Inc.*	830	7,868
Protective Insurance Corp., Class B	800	11,488
RLI Corp.	3,524	330,516
Safety Insurance Group, Inc.	1,306	94,554
Selective Insurance Group, Inc.	5,266	314,959
State Auto Financial Corp.	1,562	24,102
Stewart Information Services Corp.	2,079	88,711
Third Point Reinsurance Ltd.*	7,173	61,401
Tiptree, Inc.	2,219	12,515
Trupanion, Inc.*	2,646	165,984
United Fire Group, Inc.	1,868	47,036
United Insurance Holdings Corp.	1,810	13,702
Universal Insurance Holdings, Inc.	2,505	46,468
Vericity, Inc.	166	1,180
Watford Holdings Ltd.*	1,525	24,400
		4,085,081
Interactive Media & Services - 0.3%
Cargurus, Inc.*	7,691	187,507
Cars.com, Inc.*	6,007	52,141
DHI Group, Inc.*	4,325	10,510
Eventbrite, Inc., Class A*	5,655	60,791
EverQuote, Inc., Class A*	1,249	44,339
Liberty TripAdvisor Holdings, Inc., Class A*	6,471	18,119
Meet Group, Inc. (The)*	6,124	38,581
QuinStreet, Inc.*	4,212	55,388
TrueCar, Inc.*	9,433	44,618
Yelp, Inc.*	6,233	144,107
		656,101
Internet & Direct Marketing Retail - 0.7%
1-800-Flowers.com, Inc., Class A*	2,216	66,325
CarParts.com, Inc.*	1,878	26,386
Duluth Holdings, Inc., Class B*(b)	984	9,525
Groupon, Inc.*	2,047	65,156
Lands' End, Inc.*	1,035	13,848
Liquidity Services, Inc.*	2,475	17,845
Magnite, Inc.*	9,176	67,444
Overstock.com, Inc.*	3,579	313,163
PetMed Express, Inc.	1,741	60,517
Quotient Technology, Inc.*	7,650	66,631
RealReal, Inc. (The)*	5,552	89,165
Shutterstock, Inc.	1,732	87,154
Stamps.com, Inc.*	1,472	367,028
Stitch Fix, Inc., Class A*(b)	5,006	120,895
Waitr Holdings, Inc.*(b)	6,763	27,255
		1,398,337
IT Services - 1.7%
Brightcove, Inc.*	3,475	38,642
Cardtronics plc, Class A*	3,206	69,602
Cass Information Systems, Inc.	1,268	49,655
Conduent, Inc.*	14,689	49,649
CSG Systems International, Inc.	2,911	123,921
Endurance International Group Holdings, Inc.*	5,886	38,318
EVERTEC, Inc.	5,361	187,742
Evo Payments, Inc., Class A*	3,632	104,347
ExlService Holdings, Inc.*	2,991	190,497
GreenSky, Inc., Class A*	5,531	24,060
Grid Dynamics Holdings, Inc.*	1,934	14,350
GTT Communications, Inc.*(b)	2,836	14,123
Hackett Group, Inc. (The)	2,227	28,083
I3 Verticals, Inc., Class A*	1,317	36,731
Information Services Group, Inc.*	3,129	6,430
International Money Express, Inc.*	1,181	19,983
KBR, Inc.	12,683	316,948
Limelight Networks, Inc.*	10,334	58,594
LiveRamp Holdings, Inc.*	5,839	326,050
ManTech International Corp., Class A	2,418	180,987
MAXIMUS, Inc.	5,444	422,182
MoneyGram International, Inc.*(b)	5,520	16,118
NIC, Inc.	5,858	125,244
Paysign, Inc.*(b)	2,741	17,652
Perficient, Inc.*	2,900	124,439
Perspecta, Inc.	12,399	257,527
PFSweb, Inc.*	1,243	10,503
Priority Technology Holdings, Inc.*	679	1,324
Repay Holdings Corp.*	3,259	82,453
ServiceSource International, Inc.*(b)	7,734	11,640
StarTek, Inc.*	1,486	7,430
Sykes Enterprises, Inc.*	3,480	115,205
TTEC Holdings, Inc.	1,616	91,611
Tucows, Inc., Class A*	834	52,726
Unisys Corp.*	5,509	64,235

UltraPro Russell2000
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Verra Mobility Corp.*	11,906	125,787
Virtusa Corp.*	2,562	101,302
		3,506,090
Leisure Products - 0.6%
Acushnet Holdings Corp.	3,050	107,634
American Outdoor Brands, Inc.*	1,215	18,504
Callaway Golf Co.	8,317	173,493
Clarus Corp.	2,079	26,175
Escalade, Inc.	918	16,643
Johnson Outdoors, Inc., Class A	464	39,769
Malibu Boats, Inc., Class A*	1,828	94,782
Marine Products Corp.	637	9,205
MasterCraft Boat Holdings, Inc.*	1,650	34,502
Nautilus, Inc.*	2,638	31,260
Smith & Wesson Brands, Inc.*	4,859	88,725
Sturm Ruger & Co., Inc.	1,501	106,361
Vista Outdoor, Inc.*	5,195	100,835
YETI Holdings, Inc.*	6,604	339,314
		1,187,202
Life Sciences Tools & Services - 0.6%
Champions Oncology, Inc.*	641	5,307
ChromaDex Corp.*	3,628	17,959
Codexis, Inc.*	4,775	65,895
Fluidigm Corp.*	6,284	49,329
Harvard Bioscience, Inc.*	3,359	11,253
Luminex Corp.	3,781	100,915
Medpace Holdings, Inc.*	2,432	315,649
NanoString Technologies, Inc.*	3,365	136,215
NeoGenomics, Inc.*	9,225	359,314
Pacific Biosciences of California, Inc.*	12,955	85,503
Personalis, Inc.*	1,741	39,730
Quanterix Corp.*	1,687	60,057
		1,247,126
Machinery - 3.0%
Alamo Group, Inc.	880	97,592
Albany International Corp., Class A	2,739	142,154
Altra Industrial Motion Corp.	5,744	224,303
Astec Industries, Inc.	1,998	105,335
Barnes Group, Inc.	4,184	165,686
Blue Bird Corp.*	1,371	15,602
Chart Industries, Inc.*	3,214	211,224
CIRCOR International, Inc.*	1,778	52,718
Columbus McKinnon Corp.	2,062	75,005
Douglas Dynamics, Inc.	2,008	77,087
Eastern Co. (The)	480	10,512
Energy Recovery, Inc.*	3,375	28,721
Enerpac Tool Group Corp.	4,827	100,402
EnPro Industries, Inc.	1,843	107,852
ESCO Technologies, Inc.	2,279	204,928
Evoqua Water Technologies Corp.*	7,635	156,212
ExOne Co. (The)*(b)	1,001	12,232
Federal Signal Corp.	5,327	171,103
Franklin Electric Co., Inc.	4,100	243,376
Gencor Industries, Inc.*	814	10,265
Gorman-Rupp Co. (The)	1,567	50,066
Graham Corp.	859	11,279
Greenbrier Cos., Inc. (The)	2,871	78,062
Helios Technologies, Inc.	2,617	107,585
Hillenbrand, Inc.	6,597	209,191
Hurco Cos., Inc.	568	16,063
Hyster-Yale Materials Handling, Inc.	882	35,580
John Bean Technologies Corp.	2,789	285,900
Kadant, Inc.	1,018	118,536
Kennametal, Inc.	7,396	214,632
L B Foster Co., Class A*	898	13,425
Lindsay Corp.	965	96,432
Luxfer Holdings plc	2,540	36,119
Lydall, Inc.*	1,524	28,621
Manitowoc Co., Inc. (The)*	3,020	28,448
Mayville Engineering Co., Inc.*	647	5,532
Meritor, Inc.*	6,176	140,566
Miller Industries, Inc.	988	30,994
Mueller Industries, Inc.	4,979	147,876
Mueller Water Products, Inc., Class A	13,958	150,746
Navistar International Corp.*	4,445	142,151
NN, Inc.	3,737	17,003
Omega Flex, Inc.	260	34,252
Park-Ohio Holdings Corp.	768	12,150
Proto Labs, Inc.*	2,382	350,154
RBC Bearings, Inc.*	2,195	289,828
REV Group, Inc.	2,445	18,949
Rexnord Corp.	9,483	274,628
Shyft Group, Inc. (The)	3,037	60,649
SPX Corp.*	3,828	160,125
SPX FLOW, Inc.*	3,791	164,833
Standex International Corp.	1,096	63,393
Tennant Co.	1,627	108,147
Terex Corp.	5,994	117,303
TriMas Corp.*	3,853	97,404
Wabash National Corp.	4,710	57,509
Watts Water Technologies, Inc., Class A	2,439	233,534
Welbilt, Inc.*	11,609	85,674
		6,305,648
Marine - 0.1%
Costamare, Inc.	4,418	22,311
Eagle Bulk Shipping, Inc.*	3,934	10,386
Genco Shipping & Trading Ltd.	1,523	10,828
Matson, Inc.	3,810	152,667
Pangaea Logistics Solutions Ltd.	940	2,303
Safe Bulkers, Inc.*	4,619	5,127
Scorpio Bulkers, Inc.	481	6,720
		210,342
Media - 0.6%
AMC Networks, Inc., Class A*	3,450	83,801
Boston Omaha Corp., Class A*	1,006	16,408
Cardlytics, Inc.*	2,302	174,607
Central European Media Enterprises Ltd., Class A*	7,930	32,870
comScore, Inc.*	5,200	13,676
Daily Journal Corp.*(b)	101	27,795
Emerald Holding, Inc.	2,176	6,006
Entercom Communications Corp., Class A	10,441	15,661
Entravision Communications Corp., Class A	5,236	7,959
EW Scripps Co. (The), Class A	4,992	55,511
Fluent, Inc.*	3,722	11,538
Gannett Co., Inc.(b)	11,707	20,253
Gray Television, Inc.*	7,954	123,446
Hemisphere Media Group, Inc.*	1,460	12,994
iHeartMedia, Inc., Class A*(b)	5,330	49,143
Loral Space & Communications, Inc.	1,143	26,941

UltraPro Russell2000
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Meredith Corp.	3,531	49,434
MSG Networks, Inc., Class A*	3,546	34,538
National CineMedia, Inc.	5,542	20,007
Saga Communications, Inc., Class A	338	7,605
Scholastic Corp.	2,587	58,207
Sinclair Broadcast Group, Inc., Class A(b)	4,628	96,309
TechTarget, Inc.*	2,077	82,415
TEGNA, Inc.	19,533	244,553
Tribune Publishing Co.	1,389	15,765
WideOpenWest, Inc.*	4,658	26,783
		1,314,225
Metals & Mining - 1.3%
Alcoa Corp.*	16,681	243,876
Allegheny Technologies, Inc.*	11,299	94,121
Arconic Corp.*	8,862	197,179
Caledonia Mining Corp. plc	993	18,053
Carpenter Technology Corp.	4,228	88,915
Century Aluminum Co.*	4,497	44,385
Cleveland-Cliffs, Inc.(b)	35,175	231,452
Coeur Mining, Inc.*	21,562	182,415
Commercial Metals Co.	10,590	221,013
Compass Minerals International, Inc.	3,041	173,124
Gold Resource Corp.	5,815	23,144
Haynes International, Inc.	1,113	20,858
Hecla Mining Co.	46,472	279,761
Kaiser Aluminum Corp.	1,400	89,992
Materion Corp.	1,807	98,644
Novagold Resources, Inc.*	21,163	224,116
Olympic Steel, Inc.	813	8,943
Ryerson Holding Corp.*	1,425	7,852
Schnitzer Steel Industries, Inc., Class A	2,298	45,363
SunCoke Energy, Inc.	7,392	26,463
TimkenSteel Corp.*	4,003	15,091
United States Steel Corp.(b)	19,512	152,779
Warrior Met Coal, Inc.	4,579	70,837
Worthington Industries, Inc.	3,307	137,340
		2,695,716
Mortgage Real Estate Investment Trusts (REITs) - 1.1%
Anworth Mortgage Asset Corp.	8,727	15,098
Apollo Commercial Real Estate Finance, Inc.	13,762	123,032
Arbor Realty Trust, Inc.(b)	9,182	103,940
Ares Commercial Real Estate Corp.	2,739	27,280
Arlington Asset Investment Corp., Class A	3,247	8,832
ARMOUR Residential REIT, Inc.	5,700	55,233
Blackstone Mortgage Trust, Inc., Class A	12,264	291,515
Broadmark Realty Capital, Inc.(b)	11,456	112,269
Capstead Mortgage Corp.	8,488	52,371
Cherry Hill Mortgage Investment Corp.	1,354	12,944
Chimera Investment Corp.	17,093	151,957
Colony Credit Real Estate, Inc.	7,485	45,060
Dynex Capital, Inc.(b)	1,971	31,221
Ellington Financial, Inc.	3,675	45,790
Ellington Residential Mortgage REIT	802	9,111
Granite Point Mortgage Trust, Inc.	4,862	32,284
Great Ajax Corp.	1,842	16,799
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,296	267,328
Invesco Mortgage Capital, Inc.(b)	16,012	48,036
KKR Real Estate Finance Trust, Inc.	2,544	46,301
Ladder Capital Corp.	9,412	70,119
MFA Financial, Inc.	40,412	108,304
New York Mortgage Trust, Inc.	33,735	89,060
Orchid Island Capital, Inc.	5,924	30,272
PennyMac Mortgage Investment Trust	8,828	151,312
Ready Capital Corp.	3,258	33,329
Redwood Trust, Inc.	10,234	70,922
TPG RE Finance Trust, Inc.	5,343	47,125
Two Harbors Investment Corp.	24,391	132,931
Western Asset Mortgage Capital Corp.(b)	4,654	10,565
		2,240,340
Multiline Retail - 0.2%
Big Lots, Inc.	3,496	164,836
Dillard's, Inc., Class A(b)	670	20,241
Macy's, Inc.(b)	27,807	193,815
		378,892
Multi-Utilities - 0.4%
Avista Corp.	5,995	220,976
Black Hills Corp.	5,601	314,104
NorthWestern Corp.	4,521	233,464
Unitil Corp.	1,315	55,493
		824,037
Oil, Gas & Consumable Fuels - 1.3%
Adams Resources & Energy, Inc.	196	4,169
Antero Resources Corp.*(b)	21,614	69,597
Arch Resources, Inc.	1,344	50,628
Ardmore Shipping Corp.	2,987	11,052
Berry Corp.	6,029	23,754
Bonanza Creek Energy, Inc.*	1,676	33,587
Brigham Minerals, Inc., Class A	2,693	31,804
Clean Energy Fuels Corp.*	11,701	30,891
CNX Resources Corp.*	16,522	181,081
Comstock Resources, Inc.*	1,782	10,264
CONSOL Energy, Inc.*	2,313	11,958
Contango Oil & Gas Co.*(b)	7,981	12,929
CVR Energy, Inc.	2,637	44,012
Delek US Holdings, Inc.	5,564	87,520
DHT Holdings, Inc.	9,926	52,509
Diamond S Shipping, Inc.*	2,436	19,951
Dorian LPG Ltd.*	3,080	25,995
Earthstone Energy, Inc., Class A*	2,072	6,071
Energy Fuels, Inc.*(b)	10,385	18,901
Evolution Petroleum Corp.	2,516	6,869
Falcon Minerals Corp.	3,436	9,655
Frontline Ltd.(b)	10,503	83,604
Golar LNG Ltd.*	8,105	83,887
Goodrich Petroleum Corp.*	822	6,781
Green Plains, Inc.*	3,041	40,689
Gulfport Energy Corp.*	14,320	10,106
International Seaways, Inc.	2,204	37,380
Kosmos Energy Ltd.	35,895	52,766
Magnolia Oil & Gas Corp., Class A*	11,159	71,864
Matador Resources Co.*(b)	9,825	95,597
Montage Resources Corp.*	1,907	9,840
NACCO Industries, Inc., Class A	333	6,827

UltraPro Russell2000
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
NextDecade Corp.*(b)	1,870	2,487
Nordic American Tankers Ltd.	12,840	55,982
Overseas Shipholding Group, Inc., Class A*	5,877	12,400
Ovintiv, Inc.(b)	23,313	258,308
Par Pacific Holdings, Inc.*	3,562	30,918
PBF Energy, Inc., Class A	8,598	73,599
PDC Energy, Inc.*	8,887	134,549
Peabody Energy Corp.	5,585	14,577
Penn Virginia Corp.*	1,214	13,864
PrimeEnergy Resources Corp.*	46	3,093
Range Resources Corp.	19,068	142,247
Renewable Energy Group, Inc.*	3,404	113,796
REX American Resources Corp.*	501	30,952
Scorpio Tankers, Inc.(b)	4,553	53,908
SFL Corp. Ltd.	8,306	72,927
SM Energy Co.	10,031	24,375
Southwestern Energy Co.*	48,398	134,546
Talos Energy, Inc.*	982	7,375
Tellurian, Inc.*(b)	12,992	12,067
Uranium Energy Corp.*(b)	16,175	18,601
W&T Offshore, Inc.*(b)	8,394	18,719
Whiting Petroleum Corp.*(b)	7,544	6,031
World Fuel Services Corp.	5,564	146,890
		2,624,749
Paper & Forest Products - 0.4%
Boise Cascade Co.	3,480	159,384
Clearwater Paper Corp.*	1,432	48,201
Domtar Corp.	4,894	139,577
Louisiana-Pacific Corp.	10,044	330,849
Neenah, Inc.	1,493	66,110
P H Glatfelter Co.	3,901	58,476
Schweitzer-Mauduit International, Inc.	2,761	83,741
Verso Corp., Class A	3,126	40,982
		927,320
Personal Products - 0.3%
BellRing Brands, Inc., Class A*	3,544	68,895
Edgewell Personal Care Co.*	4,854	139,358
elf Beauty, Inc.*	2,347	45,837
Inter Parfums, Inc.	1,582	70,668
Lifevantage Corp.*	1,221	18,340
Medifast, Inc.	1,006	163,696
Nature's Sunshine Products, Inc.*	789	8,711
Revlon, Inc., Class A*(b)	613	4,487
USANA Health Sciences, Inc.*	1,031	80,841
Veru, Inc.*	4,413	12,224
		613,057
Pharmaceuticals - 1.5%
AcelRx Pharmaceuticals, Inc.*(b)	7,124	8,905
Aerie Pharmaceuticals, Inc.*	3,266	35,926
Agile Therapeutics, Inc.*(b)	6,045	19,344
AMAG Pharmaceuticals, Inc.*(b)	2,747	28,459
Amneal Pharmaceuticals, Inc.*	8,830	36,291
Amphastar Pharmaceuticals, Inc.*	3,159	64,380
ANI Pharmaceuticals, Inc.*	838	26,280
Aquestive Therapeutics, Inc.*(b)	1,769	13,904
Arvinas, Inc.*	2,604	67,574
Avenue Therapeutics, Inc.*	595	6,622
Axsome Therapeutics, Inc.*	2,468	180,929
Aytu BioScience, Inc.*(b)	2,038	2,160
BioDelivery Sciences International, Inc.*	7,908	30,920
Cara Therapeutics, Inc.*	3,665	56,808
Cassava Sciences, Inc.*(b)	2,063	6,478
Cerecor, Inc.*	2,568	6,317
Chiasma, Inc.*	3,262	17,908
Collegium Pharmaceutical, Inc.*	3,057	58,266
Corcept Therapeutics, Inc.*	8,548	108,560
CorMedix, Inc.*(b)	2,296	10,722
Cymabay Therapeutics, Inc.*	6,166	39,894
Durect Corp.*	17,608	30,550
Eloxx Pharmaceuticals, Inc.*(b)	2,371	7,315
Endo International plc*	20,167	60,703
Eton Pharmaceuticals, Inc.*(b)	1,311	10,278
Evofem Biosciences, Inc.*(b)	4,175	13,861
Evolus, Inc.*(b)	1,938	7,481
Fulcrum Therapeutics, Inc.*	1,115	8,106
Harrow Health, Inc.*	1,992	13,725
IMARA, Inc.*	441	10,249
Innoviva, Inc.*	5,649	66,150
Intersect ENT, Inc.*	2,895	58,132
Intra-Cellular Therapies, Inc.*	4,897	89,223
Kala Pharmaceuticals, Inc.*(b)	3,524	31,364
Kaleido Biosciences, Inc.*(b)	883	5,554
Lannett Co., Inc.*	2,833	14,902
Liquidia Technologies, Inc.*	1,812	9,277
Lyra Therapeutics, Inc.*	365	4,771
Mallinckrodt plc*(b)	7,543	11,918
Marinus Pharmaceuticals, Inc.*	7,544	14,635
Menlo Therapeutics, Inc.*	9,485	14,512
MyoKardia, Inc.*	4,425	484,272
NGM Biopharmaceuticals, Inc.*	2,091	38,997
Ocular Therapeutix, Inc.*	4,565	39,715
Odonate Therapeutics, Inc.*	1,165	18,815
Omeros Corp.*(b)	4,670	55,807
Optinose, Inc.*(b)	2,748	12,503
Osmotica Pharmaceuticals plc*	1,063	6,314
Pacira BioSciences, Inc.*	3,681	230,136
Paratek Pharmaceuticals, Inc.*	3,630	16,698
Phathom Pharmaceuticals, Inc.*(b)	957	35,179
Phibro Animal Health Corp., Class A	1,816	38,971
Prestige Consumer Healthcare, Inc.*	4,481	163,243
Provention Bio, Inc.*(b)	3,773	49,200
Recro Pharma, Inc.*	1,725	4,744
Relmada Therapeutics, Inc.*(b)	1,252	44,671
Revance Therapeutics, Inc.*	5,058	147,845
Satsuma Pharmaceuticals, Inc.*	818	18,839
scPharmaceuticals, Inc.*	478	4,092
SIGA Technologies, Inc.*	4,814	33,457
Strongbridge Biopharma plc*	3,162	12,142
Supernus Pharmaceuticals, Inc.*	4,343	95,503
TherapeuticsMD, Inc.*(b)	21,033	30,708
Theravance Biopharma, Inc.*	4,096	75,080
Tricida, Inc.*	2,519	26,626
Verrica Pharmaceuticals, Inc.*(b)	1,108	10,183
WaVe Life Sciences Ltd.*	1,827	22,892
Xeris Pharmaceuticals, Inc.*(b)	3,325	15,644
Zogenix, Inc.*	4,948	117,119
		3,158,748
Professional Services - 1.1%
Acacia Research Corp.*	4,236	16,076
Akerna Corp.*(b)	799	4,834
ASGN, Inc.*	4,532	325,262
Barrett Business Services, Inc.	665	38,284

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
BG Staffing, Inc.	821	7,701
CBIZ, Inc.*	4,542	110,461
CRA International, Inc.	671	28,524
Exponent, Inc.	4,573	367,921
Forrester Research, Inc.*	973	34,503
Franklin Covey Co.*	1,116	22,030
GP Strategies Corp.*	1,161	11,215
Heidrick & Struggles International, Inc.	1,709	36,966
Huron Consulting Group, Inc.*	2,016	87,454
ICF International, Inc.	1,620	110,662
Insperity, Inc.	3,229	217,538
Kelly Services, Inc., Class A	2,995	56,875
Kforce, Inc.	1,757	60,335
Korn Ferry	4,884	148,962
Mastech Digital, Inc.*	347	6,419
Mistras Group, Inc.*	1,612	7,673
Red Violet, Inc.*(b)	578	12,017
Resources Connection, Inc.	2,717	33,392
TriNet Group, Inc.*	3,667	248,769
TrueBlue, Inc.*	3,187	53,924
Upwork, Inc.*	8,260	125,800
Willdan Group, Inc.*	918	25,869
		2,199,466
Real Estate Management & Development - 0.6%
Altisource Portfolio Solutions SA*	408	4,598
American Realty Investors, Inc.*	97	820
CTO Realty Growth, Inc.	415	17,501
Cushman & Wakefield plc*	9,841	114,254
eXp World Holdings, Inc.*	2,124	94,475
Forestar Group, Inc.*	1,483	26,353
FRP Holdings, Inc.*	599	24,607
Griffin Industrial Realty, Inc.	230	12,231
Kennedy-Wilson Holdings, Inc.	10,887	155,575
Marcus & Millichap, Inc.*	2,074	58,507
Maui Land & Pineapple Co., Inc.*	600	6,996
Newmark Group, Inc., Class A	12,718	56,341
Rafael Holdings, Inc., Class B*	818	14,250
RE/MAX Holdings, Inc., Class A	1,585	55,697
Realogy Holdings Corp.*	10,209	113,116
Redfin Corp.*	8,545	406,486
RMR Group, Inc. (The), Class A	1,354	38,210
St Joe Co. (The)*	2,925	67,889
Stratus Properties, Inc.*	523	10,251
Tejon Ranch Co.*	1,865	26,688
Transcontinental Realty Investors, Inc.*	121	2,783
		1,307,628
Road & Rail - 0.5%
ArcBest Corp.	2,244	75,892
Avis Budget Group, Inc.*	4,688	159,908
Covenant Logistics Group, Inc., Class A*	1,135	20,805
Daseke, Inc.*	4,055	24,938
Heartland Express, Inc.	4,044	83,650
Hertz Global Holdings, Inc.*	7,760	11,330
Marten Transport Ltd.	5,269	95,685
PAM Transportation Services, Inc.*	160	5,840
Saia, Inc.*	2,340	314,028
Universal Logistics Holdings, Inc.	683	14,684
US Xpress Enterprises, Inc., Class A*	1,973	18,882
Werner Enterprises, Inc.	5,426	249,650
		1,075,292
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Energy Industries, Inc.*	3,382	250,674
Alpha & Omega Semiconductor Ltd.*	1,807	24,485
Ambarella, Inc.*	2,946	155,254
Amkor Technology, Inc.*	8,889	108,401
Atomera, Inc.*(b)	1,276	16,218
Axcelis Technologies, Inc.*	2,911	68,787
AXT, Inc.*	3,476	19,605
Brooks Automation, Inc.	6,468	333,943
Cabot Microelectronics Corp.	2,586	393,822
CEVA, Inc.*	1,933	81,669
Cohu, Inc.	3,660	62,952
CyberOptics Corp.*	626	20,063
Diodes, Inc.*	3,774	184,398
DSP Group, Inc.*	1,952	27,992
FormFactor, Inc.*	6,797	177,606
GSI Technology, Inc.*	1,444	9,184
Ichor Holdings Ltd.*	1,970	49,565
Impinj, Inc.*	1,499	36,650
Lattice Semiconductor Corp.*	11,972	342,399
MACOM Technology Solutions Holdings, Inc.*	4,186	149,147
Maxeon Solar Technologies Ltd.*(b)	852	17,702
MaxLinear, Inc.*	5,955	145,004
NeoPhotonics Corp.*	4,297	28,618
NVE Corp.	425	22,708
Onto Innovation, Inc.*	4,224	131,958
PDF Solutions, Inc.*	2,574	53,282
Photronics, Inc.*	5,631	56,479
Pixelworks, Inc.*	3,377	7,700
Power Integrations, Inc.	5,250	293,842
Rambus, Inc.*	10,099	135,630
Semtech Corp.*	5,750	337,237
Silicon Laboratories, Inc.*	3,860	395,303
SiTime Corp.*	449	29,580
SMART Global Holdings, Inc.*	1,259	31,727
SunPower Corp.*(b)	6,812	76,226
Synaptics, Inc.*	3,029	258,465
Ultra Clean Holdings, Inc.*	3,527	86,482
Veeco Instruments, Inc.*	4,332	51,507
		4,672,264
Software - 4.6%
8x8, Inc.*	9,048	152,730
A10 Networks, Inc.*	5,494	46,974
ACI Worldwide, Inc.*	10,199	299,647
Agilysys, Inc.*	1,618	41,049
Alarm.com Holdings, Inc.*	4,032	241,396
Altair Engineering, Inc., Class A*	3,738	157,071
American Software, Inc., Class A	2,664	37,722
Appfolio, Inc., Class A*	1,424	239,275
Appian Corp.*(b)	2,924	179,066
Asure Software, Inc.*	1,198	8,062
Avaya Holdings Corp.*	8,255	128,118
Benefitfocus, Inc.*	2,581	26,687
Blackbaud, Inc.	4,400	280,940
Blackline, Inc.*	4,468	390,369
Bottomline Technologies DE, Inc.*	3,856	183,661
Box, Inc., Class A*	13,136	257,860
Cerence, Inc.*	3,274	174,177
ChannelAdvisor Corp.*	2,430	40,873

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Cloudera, Inc.*	18,240	240,950
CommVault Systems, Inc.*	3,721	160,859
Cornerstone OnDemand, Inc.*	5,399	190,423
Digimarc Corp.*(b)	1,064	17,003
Digital Turbine, Inc.*	7,334	177,409
Domo, Inc., Class B*	2,269	92,394
Ebix, Inc.(b)	2,350	54,214
eGain Corp.*	1,855	24,820
Envestnet, Inc.*	4,727	392,294
GTY Technology Holdings, Inc.*	3,946	12,884
Intelligent Systems Corp.*(b)	639	24,020
J2 Global, Inc.*	4,127	288,849
LivePerson, Inc.*	5,426	323,715
Majesco*	666	10,649
MicroStrategy, Inc., Class A*	696	100,530
Mimecast Ltd.*	5,026	247,480
Mitek Systems, Inc.*	3,564	45,227
MobileIron, Inc.*	8,571	55,969
Model N, Inc.*	3,037	119,415
OneSpan, Inc.*	2,972	64,047
Park City Group, Inc.*	1,099	5,451
Ping Identity Holding Corp.*	2,224	76,661
Progress Software Corp.	3,996	151,408
PROS Holdings, Inc.*	3,497	136,383
Q2 Holdings, Inc.*	4,417	429,730
QAD, Inc., Class A	1,030	46,844
Qualys, Inc.*	3,031	321,710
Rapid7, Inc.*	4,484	289,532
Rimini Street, Inc.*	1,827	8,002
Rosetta Stone, Inc.*	2,084	63,312
Sailpoint Technologies Holdings, Inc.*	7,840	307,563
Sapiens International Corp. NV	2,283	76,572
SeaChange International, Inc.*	2,684	3,597
SecureWorks Corp., Class A*	795	10,279
ShotSpotter, Inc.*	716	21,451
Smith Micro Software, Inc.*(b)	2,976	11,428
Sprout Social, Inc., Class A*	708	27,435
SPS Commerce, Inc.*	3,128	249,865
SVMK, Inc.*	10,617	264,257
Synchronoss Technologies, Inc.*	3,555	15,606
Telenav, Inc.*	2,947	13,527
Tenable Holdings, Inc.*	6,105	229,792
Upland Software, Inc.*	2,032	79,695
Varonis Systems, Inc.*	2,775	342,796
Verint Systems, Inc.*	5,704	271,282
Veritone, Inc.*(b)	2,044	16,904
VirnetX Holding Corp.(b)	5,635	28,006
Workiva, Inc.*	3,420	201,780
Xperi Holding Corp.	9,561	119,799
Yext, Inc.*	9,003	178,800
Zix Corp.*	4,865	29,482
Zuora, Inc., Class A*	8,699	118,219
		9,675,996
Specialty Retail - 2.2%
Aaron's, Inc.	6,005	335,619
Abercrombie & Fitch Co., Class A	5,480	71,295
American Eagle Outfitters, Inc.	13,428	169,327
America's Car-Mart, Inc.*	545	54,773
Asbury Automotive Group, Inc.*	1,715	181,430
At Home Group, Inc.*	4,258	81,370
Bed Bath & Beyond, Inc.*(b)	11,295	137,573
Boot Barn Holdings, Inc.*	2,541	71,732
Buckle, Inc. (The)	2,580	48,349
Caleres, Inc.	3,416	26,679
Camping World Holdings, Inc., Class A	2,922	84,913
Cato Corp. (The), Class A	1,862	14,896
Chico's FAS, Inc.	10,581	13,544
Children's Place, Inc. (The)	1,257	25,096
Citi Trends, Inc.	972	18,789
Conn's, Inc.*	1,555	19,873
Container Store Group, Inc. (The)*	1,415	6,014
Designer Brands, Inc., Class A	5,489	38,697
Envela Corp.*(b)	686	2,662
Express, Inc.*(b)	5,661	6,284
GameStop Corp., Class A*(b)	5,093	34,021
Genesco, Inc.*	1,261	24,590
Group 1 Automotive, Inc.	1,551	134,068
GrowGeneration Corp.*(b)	2,555	40,765
Guess?, Inc.	3,890	44,735
Haverty Furniture Cos., Inc.	1,500	31,680
Hibbett Sports, Inc.*	1,470	49,054
Hudson Ltd., Class A*	3,526	26,586
Lithia Motors, Inc., Class A	1,964	488,957
Lumber Liquidators Holdings, Inc.*	2,543	61,007
MarineMax, Inc.*	1,837	54,026
Michaels Cos., Inc. (The)*	6,634	74,633
Monro, Inc.	2,937	135,366
Murphy USA, Inc.*	2,456	331,216
National Vision Holdings, Inc.*	7,164	269,151
ODP Corp. (The)	4,648	108,670
OneWater Marine, Inc., Class A*(b)	414	11,832
Rent-A-Center, Inc.	4,315	132,471
RH*	1,489	492,189
Sally Beauty Holdings, Inc.*	10,045	112,102
Shoe Carnival, Inc.	828	27,225
Signet Jewelers Ltd.	4,645	80,219
Sleep Number Corp.*	2,411	115,728
Sonic Automotive, Inc., Class A	2,125	89,803
Sportsman's Warehouse Holdings, Inc.*	3,809	59,782
Tilly's, Inc., Class A	1,975	12,522
Urban Outfitters, Inc.*	6,144	144,630
Winmark Corp.	261	40,311
Zumiez, Inc.*	1,862	47,816
		4,684,070
Technology Hardware, Storage & Peripherals - 0.1%
3D Systems Corp.*(b)	10,309	56,596
Avid Technology, Inc.*	2,781	22,526
Diebold Nixdorf, Inc.*	6,250	52,125
Eastman Kodak Co.*(b)	1,372	8,205
Immersion Corp.*	1,580	15,026
Intevac, Inc.*	2,060	12,360
Quantum Corp.*	2,606	14,229
Super Micro Computer, Inc.*	3,960	108,464
		289,531
Textiles, Apparel & Luxury Goods - 0.7%
Crocs, Inc.*	5,945	237,265
Deckers Outdoor Corp.*	2,492	508,044
Fossil Group, Inc.*	4,118	26,499
G-III Apparel Group Ltd.*	3,918	43,333
Kontoor Brands, Inc.	4,587	101,373
Lakeland Industries, Inc.*(b)	682	13,933
Movado Group, Inc.	1,400	15,274
Oxford Industries, Inc.	1,460	72,314
Rocky Brands, Inc.	613	14,761

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Steven Madden Ltd.	7,337	155,251
Superior Group of Cos., Inc.	957	22,145
Unifi, Inc.*	1,222	14,945
Vera Bradley, Inc.*	1,824	9,612
Wolverine World Wide, Inc.	7,110	177,608
		1,412,357
Thrifts & Mortgage Finance - 1.3%
Axos Financial, Inc.*	5,148	127,568
Bogota Financial Corp.*(b)	515	3,641
Bridgewater Bancshares, Inc.*	1,962	19,071
Capitol Federal Financial, Inc.	11,816	110,362
Columbia Financial, Inc.*	4,379	46,724
ESSA Bancorp, Inc.	835	10,688
Essent Group Ltd.	9,664	345,005
Federal Agricultural Mortgage Corp., Class C	809	55,133
Flagstar Bancorp, Inc.	3,179	99,884
FS Bancorp, Inc.	341	13,510
Greene County Bancorp, Inc.	272	6,381
Hingham Institution For Savings (The)	125	22,920
Home Bancorp, Inc.	689	16,646
HomeStreet, Inc.	2,041	55,862
Kearny Financial Corp.	6,733	52,248
Luther Burbank Corp.	1,650	15,329
Merchants Bancorp	778	15,856
Meridian Bancorp, Inc.	4,167	48,504
Meta Financial Group, Inc.	2,968	57,223
MMA Capital Holdings, Inc.*	423	9,932
Mr Cooper Group, Inc.*	6,816	124,903
NMI Holdings, Inc., Class A*	5,946	101,974
Northfield Bancorp, Inc.	3,941	38,070
Northwest Bancshares, Inc.	10,438	105,528
Oconee Federal Financial Corp.(b)	93	2,442
OP Bancorp	1,086	6,625
PCSB Financial Corp.	1,318	16,712
PDL Community Bancorp*	668	5,418
PennyMac Financial Services, Inc.	4,137	218,103
Pioneer Bancorp, Inc.*	1,034	8,313
Premier Financial Corp.	3,296	60,234
Provident Bancorp, Inc.	769	5,983
Provident Financial Holdings, Inc.	533	6,348
Provident Financial Services, Inc.	5,418	71,409
Prudential Bancorp, Inc.	766	7,576
Radian Group, Inc.	17,046	263,190
Riverview Bancorp, Inc.	1,923	7,942
Security National Financial Corp., Class A*	848	5,359
Southern Missouri Bancorp, Inc.	684	16,197
Standard AVB Financial Corp.	345	6,365
Sterling Bancorp, Inc.	1,457	4,327
Territorial Bancorp, Inc.	700	14,812
Timberland Bancorp, Inc.	664	11,613
TrustCo Bank Corp.	8,434	50,267
Walker & Dunlop, Inc.	2,519	137,991
Washington Federal, Inc.	6,723	157,654
Waterstone Financial, Inc.	2,022	31,321
Western New England Bancorp, Inc.	2,032	10,404
WSFS Financial Corp.	4,469	130,942
		2,760,509
Tobacco - 0.1%
Turning Point Brands, Inc.	766	22,137
Universal Corp.	2,163	93,896
Vector Group Ltd.	12,013	120,971
		237,004
Trading Companies & Distributors - 1.2%
Alta Equipment Group, Inc.*(b)	1,516	12,659
Applied Industrial Technologies, Inc.	3,443	207,303
Beacon Roofing Supply, Inc.*	4,862	164,773
BMC Stock Holdings, Inc.*	5,987	239,001
CAI International, Inc.*	1,463	31,908
DXP Enterprises, Inc.*	1,460	28,090
EVI Industries, Inc.*(b)	431	10,585
Foundation Building Materials, Inc.*	1,816	29,474
GATX Corp.	3,102	207,462
General Finance Corp.*	933	6,046
GMS, Inc.*	3,709	98,251
H&E Equipment Services, Inc.	2,853	57,802
Herc Holdings, Inc.*	2,166	88,698
Lawson Products, Inc.*	394	14,145
MRC Global, Inc.*	6,994	39,796
Nesco Holdings, Inc.*	1,179	4,716
NOW, Inc.*	9,753	70,904
Rush Enterprises, Inc., Class A	2,390	115,485
Rush Enterprises, Inc., Class B	395	16,507
SiteOne Landscape Supply, Inc.*	3,912	489,196
Systemax, Inc.	1,104	24,498
Textainer Group Holdings Ltd.*	4,734	55,577
Titan Machinery, Inc.*	1,695	22,882
Transcat, Inc.*	619	18,205
Triton International Ltd.	4,546	163,929
Veritiv Corp.*	1,148	19,952
WESCO International, Inc.*	4,371	204,781
Willis Lease Finance Corp.*	261	5,580
		2,448,205
Water Utilities - 0.4%
American States Water Co.	3,285	249,923
Artesian Resources Corp., Class A	716	25,196
Cadiz, Inc.*(b)	1,776	18,577
California Water Service Group	4,340	196,776
Consolidated Water Co. Ltd.	1,290	15,519
Global Water Resources, Inc.	1,138	12,575
Middlesex Water Co.	1,518	97,349
Pure Cycle Corp.*	1,728	16,865
SJW Group	2,351	147,008
York Water Co. (The)	1,156	52,725
		832,513
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc.*	3,900	50,661
Gogo, Inc.*(b)	5,106	26,245
Shenandoah Telecommunications Co.	4,292	237,347
Spok Holdings, Inc.	1,575	17,073
		331,326
TOTAL COMMON STOCKS (Cost $157,791,743)		170,290,867

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
PREFERRED STOCKS - 0.0%(d)

Trading Companies & Distributors - 0.0%(d)
WESCO International, Inc., Series A(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 10.33%), 10.63%, 06/22/25*(e)(f) (Cost $79)	3	83

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%

Biotechnology - 0.0%
Oncternal Therapeutics, Inc., CVR*(g)(h)	23	—
Tobira Therapeutics, Inc., CVR*(g)(h)	218	—
		—
Pharmaceuticals - 0.0%
Omthera Pharmaceuticals, Inc., CVR*(g)(h)	363	—
TOTAL RIGHTS (Cost $–)		—

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(i) - 2.0%

INVESTMENT COMPANIES - 2.0%
BlackRock Liquidity FedFund, Institutional Class 0.01% (Cost $4,120,630)	4,120,630	4,120,630

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 20.8%

REPURCHASE AGREEMENTS(j) - 20.8%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $43,325,186
(Cost $43,325,110)	43,325,110	43,325,110

Total Investments - 104.5% (Cost $205,237,562)		217,736,690
Liabilities in excess of other assets - (4.5%)		(9,448,116)
Net Assets - 100.0%		208,288,574

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $25,319,063.
(b)	The security or a portion of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $5,393,799, collateralized in the form of cash with a value of $4,120,630 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,419,482 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from September 10, 2020 – May 15, 2050; a total value of $5,540,112.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Represents less than 0.05% of net assets.
(e)	Perpetual security. The rate reflected was the rate in effect on August 31, 2020. The maturity date reflects the next call date.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of August 31, 2020.
(g)	Security fair valued as of August 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2020 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(h)	Illiquid security.
(i)	The security was purchased with cash collateral held from securities on loan at August 31, 2020. The total value of securities purchased was $4,120,630.
(j)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
CVR	Contingent Value Rights - No defined expiration

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Futures Contracts Purchased
UltraPro Russell2000 had the following open long futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	229	9/18/2020	USD	$17,849,405	$1,444,924

Swap Agreements

UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
21,930,713	12/7/2020	Bank of America NA	(0.34)%	Russell 2000® Index	(191,570)
126,566,946	11/6/2020	BNP Paribas SA	0.06%	Russell 2000® Index	7,485,918
48,109,028	1/20/2021	Citibank NA	0.26%	Russell 2000® Index	4,575,183
30,116,170	11/8/2021	Credit Suisse International	0.31%	Russell 2000® Index	1,232,484
12,548,144	12/7/2020	Goldman Sachs International	0.36%	Russell 2000® Index	1,195,980
1,927,360	1/6/2021	Morgan Stanley & Co. International plc	(0.20)%	Russell 2000® Index	(4,993,052)
176,757,960	1/6/2021	Societe Generale	0.36%	Russell 2000® Index	20,113,550
18,893,309	11/6/2020	UBS AG	0.16%	Russell 2000® Index	2,304,990
436,849,630					31,723,483
				Total Unrealized Appreciation	36,908,105
				Total Unrealized Depreciation	(5,184,622)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro S&P500®
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 59.2%

Aerospace & Defense - 1.0%
Boeing Co. (The)	19,271	3,311,143
General Dynamics Corp.	8,358	1,248,267
Howmet Aerospace, Inc.	13,798	241,741
Huntington Ingalls Industries, Inc.	1,460	221,219
L3Harris Technologies, Inc.	7,767	1,403,808
Lockheed Martin Corp.	8,869	3,461,216
Northrop Grumman Corp.	5,576	1,910,393
Raytheon Technologies Corp.	52,881	3,225,741
Teledyne Technologies, Inc.*	1,315	412,397
Textron, Inc.	8,180	322,538
TransDigm Group, Inc.	1,813	905,902
		16,664,365
Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	4,839	475,674
Expeditors International of Washington, Inc.	5,989	529,368
FedEx Corp.	8,643	1,900,077
United Parcel Service, Inc., Class B	25,320	4,142,858
		7,047,977
Airlines - 0.1%
Alaska Air Group, Inc.	4,405	171,575
American Airlines Group, Inc.(b)	17,867	233,164
Delta Air Lines, Inc.	20,412	629,710
Southwest Airlines Co.	19,280	724,543
United Airlines Holdings, Inc.*	9,087	327,132
		2,086,124
Auto Components - 0.1%
Aptiv plc	9,637	829,939
BorgWarner, Inc.	7,446	302,233
		1,132,172
Automobiles - 0.1%
Ford Motor Co.*	140,437	957,780
General Motors Co.	45,279	1,341,617
		2,299,397
Banks - 2.0%
Bank of America Corp.	280,714	7,225,578
Citigroup, Inc.	72,750	3,718,980
Citizens Financial Group, Inc.	15,343	396,923
Comerica, Inc.	5,007	197,927
Fifth Third Bancorp	25,597	528,834
First Republic Bank	6,162	695,751
Huntington Bancshares, Inc.	36,458	343,070
JPMorgan Chase & Co.	109,555	10,976,315
KeyCorp	35,061	431,952
M&T Bank Corp.	4,617	476,751
People's United Financial, Inc.	15,272	161,578
PNC Financial Services Group, Inc. (The)	15,257	1,696,578
Regions Financial Corp.	34,401	397,676
SVB Financial Group*	1,856	473,985
Truist Financial Corp.	48,453	1,880,461
US Bancorp	49,277	1,793,683
Wells Fargo & Co.	134,138	3,239,433
Zions Bancorp NA	5,892	189,487
		34,824,962
Beverages - 1.0%
Brown-Forman Corp., Class B	6,556	479,702
Coca-Cola Co. (The)	138,969	6,883,135
Constellation Brands, Inc., Class A	6,047	1,115,551
Molson Coors Beverage Co., Class B	6,753	254,183
Monster Beverage Corp.*	13,440	1,127,078
PepsiCo, Inc.	49,877	6,985,773
		16,845,422
Biotechnology - 1.3%
AbbVie, Inc.	63,358	6,067,796
Alexion Pharmaceuticals, Inc.*	7,940	906,907
Amgen, Inc.	21,155	5,358,984
Biogen, Inc.*	5,866	1,687,296
Gilead Sciences, Inc.	45,079	3,009,023
Incyte Corp.*	6,482	624,541
Regeneron Pharmaceuticals, Inc.*	3,619	2,243,527
Vertex Pharmaceuticals, Inc.*	9,323	2,602,236
		22,500,310
Building Products - 0.3%
A O Smith Corp.	4,857	237,847
Allegion plc	3,311	342,324
Carrier Global Corp.	29,269	873,680
Fortune Brands Home & Security, Inc.	5,017	421,829
Johnson Controls International plc	26,738	1,089,039
Masco Corp.	9,489	553,209
Trane Technologies plc	8,599	1,018,036
		4,535,964
Capital Markets - 1.4%
Ameriprise Financial, Inc.	4,396	689,293
Bank of New York Mellon Corp. (The)	28,969	1,071,274
BlackRock, Inc.	5,546	3,295,378
Cboe Global Markets, Inc.	3,951	362,662
Charles Schwab Corp. (The)	41,201	1,463,872
CME Group, Inc.	12,898	2,268,371
E*TRADE Financial Corp.	7,948	429,987
Franklin Resources, Inc.	9,973	210,031
Goldman Sachs Group, Inc. (The)	2,001	409,945
Intercontinental Exchange, Inc.	19,674	2,089,969
Invesco Ltd.	13,532	138,026
MarketAxess Holdings, Inc.	1,363	662,336
Moody's Corp.	5,793	1,706,850
Morgan Stanley	43,049	2,249,741
MSCI, Inc.	3,055	1,140,340
Nasdaq, Inc.	4,127	554,751
Northern Trust Corp.	7,475	612,128
Raymond James Financial, Inc.	4,381	331,729
S&P Global, Inc.	8,664	3,174,663
State Street Corp.	12,650	861,338
T. Rowe Price Group, Inc.	8,177	1,138,320
		24,861,004
Chemicals - 1.1%
Air Products and Chemicals, Inc.	7,941	2,320,837
Albemarle Corp.	3,822	347,840
Celanese Corp.	4,255	430,393
CF Industries Holdings, Inc.	7,692	250,990
Corteva, Inc.	26,905	768,138
Dow, Inc.	26,634	1,201,726
DuPont de Nemours, Inc.	26,390	1,471,506
Eastman Chemical Co.	4,887	357,289
Ecolab, Inc.	8,888	1,751,647
FMC Corp.	4,662	498,181
International Flavors & Fragrances, Inc.	3,842	475,601
Linde plc	18,879	4,714,841

UltraPro S&P500®
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
LyondellBasell Industries NV, Class A	9,236	604,773
Mosaic Co. (The)	12,542	228,641
PPG Industries, Inc.	8,475	1,020,390
Sherwin-Williams Co. (The)	2,911	1,953,427
		18,396,220
Commercial Services & Supplies - 0.2%
Cintas Corp.	3,028	1,009,051
Copart, Inc.*	7,419	766,531
Republic Services, Inc.	7,551	700,129
Rollins, Inc.	5,065	279,284
Waste Management, Inc.	13,967	1,592,238
		4,347,233
Communications Equipment - 0.5%
Arista Networks, Inc.*	1,926	430,365
Cisco Systems, Inc.	152,471	6,437,325
F5 Networks, Inc.*	2,193	290,200
Juniper Networks, Inc.	11,906	297,650
Motorola Solutions, Inc.	6,109	945,368
		8,400,908
Construction & Engineering - 0.0%(c)
Jacobs Engineering Group, Inc.	4,672	421,741
Quanta Services, Inc.	4,954	253,893
		675,634
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,244	455,240
Vulcan Materials Co.	4,760	571,200
		1,026,440
Consumer Finance - 0.3%
American Express Co.	23,728	2,410,528
Capital One Financial Corp.	16,375	1,130,366
Discover Financial Services	11,014	584,623
Synchrony Financial	19,305	478,957
		4,604,474
Containers & Packaging - 0.2%
Amcor plc	56,605	626,051
Avery Dennison Corp.	2,990	345,016
Ball Corp.	11,719	941,856
International Paper Co.	14,131	512,532
Packaging Corp. of America	3,409	345,127
Sealed Air Corp.	5,599	220,041
Westrock Co.	9,322	282,736
		3,273,359
Distributors - 0.0%(c)
Genuine Parts Co.	5,186	489,766
LKQ Corp.*	10,925	346,759
		836,525
Diversified Consumer Services - 0.0%(c)
H&R Block, Inc.	6,921	100,354

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc., Class B*	69,888	15,238,379

Diversified Telecommunication Services - 1.0%
AT&T, Inc.	256,171	7,636,458
CenturyLink, Inc.	35,511	381,743
Verizon Communications, Inc.	148,775	8,817,894
		16,836,095
Electric Utilities - 1.0%
Alliant Energy Corp.	8,971	485,780
American Electric Power Co., Inc.	17,812	1,404,120
Duke Energy Corp.	26,415	2,122,181
Edison International	13,594	713,413
Entergy Corp.	7,193	713,114
Evergy, Inc.	8,146	433,530
Eversource Energy	12,096	1,036,748
Exelon Corp.	35,027	1,292,847
FirstEnergy Corp.	19,484	557,047
NextEra Energy, Inc.	17,599	4,913,113
NRG Energy, Inc.	8,780	302,120
Pinnacle West Capital Corp.	4,041	296,407
PPL Corp.	27,641	763,721
Southern Co. (The)	37,966	1,981,066
Xcel Energy, Inc.	18,873	1,311,202
		18,326,409
Electrical Equipment - 0.3%
AMETEK, Inc.	8,247	830,473
Eaton Corp. plc	14,375	1,467,688
Emerson Electric Co.	21,486	1,492,632
Rockwell Automation, Inc.	4,164	959,927
		4,750,720
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A	10,638	1,168,052
CDW Corp.	5,112	580,979
Corning, Inc.	27,289	885,801
FLIR Systems, Inc.	4,701	173,467
IPG Photonics Corp.*	1,272	205,721
Keysight Technologies, Inc.*	6,733	663,335
TE Connectivity Ltd.	11,864	1,146,062
Zebra Technologies Corp., Class A*	1,902	544,980
		5,368,397
Energy Equipment & Services - 0.1%
Baker Hughes Co.	23,553	336,337
Halliburton Co.	31,546	510,414
National Oilwell Varco, Inc.	13,966	167,592
Schlumberger NV	49,889	948,390
TechnipFMC plc	15,119	116,416
		2,079,149
Entertainment - 1.2%
Activision Blizzard, Inc.	27,706	2,314,005
Electronic Arts, Inc.*	10,378	1,447,420
Live Nation Entertainment, Inc.*	5,103	289,850
Netflix, Inc.*	15,810	8,372,344
Take-Two Interactive Software, Inc.*	4,096	701,194
Walt Disney Co. (The)*	64,945	8,564,297
		21,689,110
Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexandria Real Estate Equities, Inc.	4,538	764,108
American Tower Corp.	15,943	3,972,198
Apartment Investment and Management Co., Class A	5,346	192,616
AvalonBay Communities, Inc.	5,057	799,309
Boston Properties, Inc.	5,195	451,290
Crown Castle International Corp.	14,987	2,446,628
Digital Realty Trust, Inc.	9,647	1,501,556
Duke Realty Corp.	13,251	510,826
Equinix, Inc.	3,184	2,514,660
Equity Residential	12,583	710,310
Essex Property Trust, Inc.	2,350	508,799
Extra Space Storage, Inc.	4,648	495,244
Federal Realty Investment Trust	2,532	200,636
Healthpeak Properties, Inc.	19,353	534,917
Host Hotels & Resorts, Inc.	25,352	284,703

UltraPro S&P500®
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Iron Mountain, Inc.	10,352	311,492
Kimco Realty Corp.	15,553	186,480
Mid-America Apartment Communities, Inc.	4,112	481,597
Prologis, Inc.	26,552	2,704,587
Public Storage	5,402	1,147,385
Realty Income Corp.	12,342	765,574
Regency Centers Corp.	6,093	241,953
SBA Communications Corp.	4,009	1,227,035
Simon Property Group, Inc.	10,993	745,875
SL Green Realty Corp.	2,753	128,730
UDR, Inc.	10,599	368,951
Ventas, Inc.	13,411	552,667
Vornado Realty Trust	5,697	204,124
Welltower, Inc.	15,015	863,663
Weyerhaeuser Co.	26,822	812,975
		26,630,888
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	15,876	5,519,450
Kroger Co. (The)	28,264	1,008,459
Sysco Corp.	18,251	1,097,615
Walgreens Boots Alliance, Inc.	26,490	1,007,150
Walmart, Inc.	50,901	7,067,604
		15,700,278
Food Products - 0.7%
Archer-Daniels-Midland Co.	19,969	893,813
Campbell Soup Co.	6,081	319,921
Conagra Brands, Inc.	17,508	671,607
General Mills, Inc.	21,796	1,393,854
Hershey Co. (The)	5,305	788,535
Hormel Foods Corp.	10,077	513,726
J M Smucker Co. (The)	4,100	492,738
Kellogg Co.	8,996	637,906
Kraft Heinz Co. (The)	22,403	785,001
Lamb Weston Holdings, Inc.	5,253	330,151
McCormick & Co., Inc. (Non-Voting)	4,441	915,734
Mondelez International, Inc., Class A	51,318	2,997,998
Tyson Foods, Inc., Class A	10,578	664,298
		11,405,282
Gas Utilities - 0.0%(c)
Atmos Energy Corp.	4,395	438,709

Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	63,600	6,962,292
ABIOMED, Inc.*	1,611	495,576
Align Technology, Inc.*	2,583	767,099
Baxter International, Inc.	18,293	1,592,772
Becton Dickinson and Co.	10,599	2,573,119
Boston Scientific Corp.*	51,363	2,106,910
Cooper Cos., Inc. (The)	1,770	556,453
Danaher Corp.	22,615	4,669,319
DENTSPLY SIRONA, Inc.	7,874	353,306
DexCom, Inc.*	3,314	1,409,809
Edwards Lifesciences Corp.*	22,270	1,911,657
Hologic, Inc.*	9,283	554,381
IDEXX Laboratories, Inc.*	3,052	1,193,515
Intuitive Surgical, Inc.*	4,194	3,065,143
Medtronic plc	48,213	5,181,451
ResMed, Inc.	5,201	940,237
STERIS plc	3,053	487,381
Stryker Corp.	11,584	2,295,485
Teleflex, Inc.	1,667	655,048
Varian Medical Systems, Inc.*	3,272	568,248
West Pharmaceutical Services, Inc.	2,641	749,938
Zimmer Biomet Holdings, Inc.	7,426	1,046,175
		40,135,314
Health Care Providers & Services - 1.5%
AmerisourceBergen Corp.	5,346	518,722
Anthem, Inc.	9,066	2,552,260
Cardinal Health, Inc.	10,503	533,132
Centene Corp.*	20,828	1,277,173
Cigna Corp.	13,273	2,354,232
CVS Health Corp.	46,996	2,919,392
DaVita, Inc.*	3,065	265,919
HCA Healthcare, Inc.	9,473	1,285,676
Henry Schein, Inc.*	5,129	340,771
Humana, Inc.	4,751	1,972,473
Laboratory Corp. of America Holdings*	3,495	614,246
McKesson Corp.	5,816	892,407
Quest Diagnostics, Inc.	4,805	534,508
UnitedHealth Group, Inc.	34,093	10,655,767
Universal Health Services, Inc., Class B	2,796	308,539
		27,025,217
Health Care Technology - 0.0%(c)
Cerner Corp.	10,940	802,668

Hotels, Restaurants & Leisure - 0.9%
Carnival Corp.	17,037	280,770
Chipotle Mexican Grill, Inc.*	917	1,201,527
Darden Restaurants, Inc.	4,663	404,142
Domino's Pizza, Inc.	1,409	576,225
Hilton Worldwide Holdings, Inc.	9,969	900,799
Las Vegas Sands Corp.	12,081	612,628
Marriott International, Inc., Class A	9,678	995,963
McDonald's Corp.	26,741	5,709,738
MGM Resorts International	17,737	399,083
Norwegian Cruise Line Holdings Ltd.*(b)	9,821	168,037
Royal Caribbean Cruises Ltd.	6,170	424,743
Starbucks Corp.	41,990	3,546,895
Wynn Resorts Ltd.	3,490	305,200
Yum! Brands, Inc.	10,826	1,037,672
		16,563,422
Household Durables - 0.2%
DR Horton, Inc.	11,901	849,374
Garmin Ltd.	5,221	540,948
Leggett & Platt, Inc.	4,755	194,955
Lennar Corp., Class A	9,867	738,249
Mohawk Industries, Inc.*	2,144	197,955
Newell Brands, Inc.	13,719	219,230
NVR, Inc.*	131	546,053
PulteGroup, Inc.	9,064	404,164
Whirlpool Corp.	2,241	398,270
		4,089,198
Household Products - 1.1%
Church & Dwight Co., Inc.	8,834	846,562
Clorox Co. (The)	4,497	1,005,079
Colgate-Palmolive Co.	30,799	2,441,129
Kimberly-Clark Corp.	12,251	1,932,718
Procter & Gamble Co. (The)	89,008	12,312,477
		18,537,965

UltraPro S&P500®
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Independent Power and Renewable Electricity Producers - 0.0%(c)
AES Corp. (The)	23,908	424,367

Industrial Conglomerates - 0.6%
3M Co.	20,679	3,371,090
General Electric Co.	314,490	1,993,867
Honeywell International, Inc.	25,234	4,177,489
Roper Technologies, Inc.	3,753	1,603,244
		11,145,690
Insurance - 1.1%
Aflac, Inc.	25,794	936,838
Allstate Corp. (The)	11,291	1,050,063
American International Group, Inc.	30,962	902,233
Aon plc, Class A	8,310	1,661,917
Arthur J Gallagher & Co.	6,813	717,409
Assurant, Inc.	2,146	260,868
Chubb Ltd.	16,230	2,028,750
Cincinnati Financial Corp.	5,423	430,640
Everest Re Group Ltd.	1,442	317,355
Globe Life, Inc.	3,522	290,495
Hartford Financial Services Group, Inc. (The)	12,879	520,955
Lincoln National Corp.	6,949	250,511
Loews Corp.	8,706	312,197
Marsh & McLennan Cos., Inc.	18,346	2,108,139
MetLife, Inc.	27,743	1,066,996
Principal Financial Group, Inc.	9,149	385,264
Progressive Corp. (The)	21,043	1,999,927
Prudential Financial, Inc.	14,204	962,605
Travelers Cos., Inc. (The)	9,094	1,055,268
Unum Group	7,317	135,218
W R Berkley Corp.	5,074	314,842
Willis Towers Watson plc	4,635	952,632
		18,661,122
Interactive Media & Services - 3.5%
Alphabet, Inc., Class A*	10,790	17,582,629
Alphabet, Inc., Class C*	10,521	17,193,208
Facebook, Inc., Class A*	86,442	25,344,794
Twitter, Inc.*	28,204	1,144,518
		61,265,149
Internet & Direct Marketing Retail - 3.2%
Amazon.com, Inc.*	15,057	51,961,105
Booking Holdings, Inc.*	1,477	2,821,734
eBay, Inc.	23,745	1,300,751
Expedia Group, Inc.	4,871	478,089
		56,561,679
IT Services - 3.3%
Accenture plc, Class A	22,907	5,496,077
Akamai Technologies, Inc.*	5,832	679,020
Automatic Data Processing, Inc.	15,449	2,148,801
Broadridge Financial Solutions, Inc.	4,125	566,775
Cognizant Technology Solutions Corp., Class A	19,441	1,299,825
DXC Technology Co.	9,128	182,377
Fidelity National Information Services, Inc.	22,221	3,352,038
Fiserv, Inc.*	20,214	2,012,910
FleetCor Technologies, Inc.*	3,009	756,613
Gartner, Inc.*	3,209	416,592
Global Payments, Inc.	10,755	1,899,548
International Business Machines Corp.	31,915	3,935,439
Jack Henry & Associates, Inc.	2,756	455,898
Leidos Holdings, Inc.	4,797	434,081
Mastercard, Inc., Class A	31,775	11,381,487
Paychex, Inc.	11,481	877,952
PayPal Holdings, Inc.*	42,220	8,618,791
VeriSign, Inc.*	3,651	784,235
Visa, Inc., Class A	60,655	12,858,253
Western Union Co. (The)	14,771	348,448
		58,505,160
Leisure Products - 0.0%(c)
Hasbro, Inc.	4,585	361,940

Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	11,103	1,114,963
Bio-Rad Laboratories, Inc., Class A*	773	393,140
Illumina, Inc.*	5,290	1,889,694
IQVIA Holdings, Inc.*	6,379	1,044,561
Mettler-Toledo International, Inc.*	865	839,725
PerkinElmer, Inc.	4,000	470,880
Thermo Fisher Scientific, Inc.	14,202	6,092,374
Waters Corp.*	2,232	482,692
		12,328,029
Machinery - 0.9%
Caterpillar, Inc.	19,465	2,770,064
Cummins, Inc.	5,310	1,100,498
Deere & Co.	11,243	2,361,705
Dover Corp.	5,174	568,312
Flowserve Corp.	4,672	138,665
Fortive Corp.	10,658	768,548
IDEX Corp.	2,709	488,243
Illinois Tool Works, Inc.	10,337	2,042,074
Ingersoll Rand, Inc.*	12,432	435,866
Otis Worldwide Corp.	14,644	921,108
PACCAR, Inc.	12,430	1,066,991
Parker-Hannifin Corp.	4,621	951,972
Pentair plc	5,963	269,170
Snap-on, Inc.	1,949	288,978
Stanley Black & Decker, Inc.	5,541	893,763
Westinghouse Air Brake Technologies Corp.	6,496	432,309
Xylem, Inc.	6,464	518,284
		16,016,550
Media - 0.8%
Charter Communications, Inc., Class A*	5,417	3,334,759
Comcast Corp., Class A	163,751	7,337,682
Discovery, Inc., Class A*(b)	5,751	126,896
Discovery, Inc., Class C*	11,372	227,099
DISH Network Corp., Class A*	9,243	328,311
Fox Corp., Class A	12,317	343,152
Fox Corp., Class B	5,722	159,072
Interpublic Group of Cos., Inc. (The)	13,999	248,622
News Corp., Class A	13,975	211,302
News Corp., Class B	4,376	65,946
Omnicom Group, Inc.	7,710	417,034
ViacomCBS, Inc.	19,441	541,432
		13,341,307
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	52,206	814,936
Newmont Corp.	28,848	1,940,893

UltraPro S&P500®
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Nucor Corp.	10,832	492,423
		3,248,252
Multiline Retail - 0.3%
Dollar General Corp.	9,055	1,828,023
Dollar Tree, Inc.*	8,525	820,706
Kohl's Corp.	5,678	121,282
Target Corp.	17,977	2,718,302
		5,488,313
Multi-Utilities - 0.5%
Ameren Corp.	8,873	701,943
CenterPoint Energy, Inc.	19,581	392,991
CMS Energy Corp.	10,290	622,442
Consolidated Edison, Inc.	12,012	856,936
Dominion Energy, Inc.	30,179	2,367,241
DTE Energy Co.	6,926	821,908
NiSource, Inc.	13,761	304,944
Public Service Enterprise Group, Inc.	18,174	949,410
Sempra Energy	10,524	1,301,292
WEC Energy Group, Inc.	11,341	1,066,961
		9,386,068
Oil, Gas & Consumable Fuels - 1.3%
Apache Corp.	13,575	200,910
Cabot Oil & Gas Corp.	14,321	271,669
Chevron Corp.	67,116	5,633,046
Concho Resources, Inc.	7,081	368,070
ConocoPhillips	38,553	1,460,773
Devon Energy Corp.	13,757	149,539
Diamondback Energy, Inc.	5,681	221,332
EOG Resources, Inc.	20,919	948,467
Exxon Mobil Corp.	152,008	6,071,200
Hess Corp.	9,387	432,177
HollyFrontier Corp.	5,348	127,657
Kinder Morgan, Inc.	69,920	966,294
Marathon Oil Corp.	28,421	150,063
Marathon Petroleum Corp.	23,374	828,842
Noble Energy, Inc.	17,248	171,618
Occidental Petroleum Corp.	32,356	412,215
ONEOK, Inc.	15,814	434,569
Phillips 66	15,706	918,330
Pioneer Natural Resources Co.	5,930	616,305
Valero Energy Corp.	14,663	771,127
Williams Cos., Inc. (The)	43,622	905,593
		22,059,796
Personal Products - 0.1%
Coty, Inc., Class A	10,698	38,299
Estee Lauder Cos., Inc. (The), Class A	8,085	1,792,606
		1,830,905
Pharmaceuticals - 2.4%
Bristol-Myers Squibb Co.	81,348	5,059,846
Eli Lilly and Co.	30,276	4,492,656
Johnson & Johnson	94,728	14,532,222
Merck & Co., Inc.	90,748	7,738,082
Mylan NV*	18,586	304,439
Perrigo Co. plc	4,903	256,427
Pfizer, Inc.	199,708	7,546,965
Zoetis, Inc.	17,082	2,734,828
		42,665,465
Professional Services - 0.2%
Equifax, Inc.	4,361	733,826
IHS Markit Ltd.	14,334	1,145,573
Nielsen Holdings plc	12,818	195,859
Robert Half International, Inc.	4,117	219,024
Verisk Analytics, Inc.	5,831	1,088,473
		3,382,755
Real Estate Management & Development - 0.0%(c)
CBRE Group, Inc., Class A*	12,048	566,617

Road & Rail - 0.6%
CSX Corp.	27,515	2,103,797
JB Hunt Transport Services, Inc.	3,031	425,977
Kansas City Southern	3,416	621,849
Norfolk Southern Corp.	9,206	1,956,551
Old Dominion Freight Line, Inc.	3,391	685,592
Union Pacific Corp.	24,392	4,693,996
		10,487,762
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Micro Devices, Inc.*	42,108	3,824,248
Analog Devices, Inc.	13,252	1,548,894
Applied Materials, Inc.	32,958	2,030,213
Broadcom, Inc.	14,367	4,987,504
Intel Corp.	152,228	7,756,016
KLA Corp.	5,576	1,143,861
Lam Research Corp.	5,220	1,755,695
Maxim Integrated Products, Inc.	9,584	655,929
Microchip Technology, Inc.	8,813	966,786
Micron Technology, Inc.*	39,986	1,819,763
NVIDIA Corp.	22,118	11,832,688
Qorvo, Inc.*	4,122	528,729
QUALCOMM, Inc.	40,448	4,817,357
Skyworks Solutions, Inc.	6,005	869,824
Texas Instruments, Inc.	32,992	4,689,813
Xilinx, Inc.	8,745	910,879
		50,138,199
Software - 5.6%
Adobe, Inc.*	17,324	8,893,968
ANSYS, Inc.*	3,090	1,047,541
Autodesk, Inc.*	7,879	1,935,870
Cadence Design Systems, Inc.*	10,041	1,113,647
Citrix Systems, Inc.	4,172	605,774
Fortinet, Inc.*	4,822	636,528
Intuit, Inc.	9,380	3,239,758
Microsoft Corp.	272,650	61,490,755
NortonLifeLock, Inc.	19,490	458,405
Oracle Corp.	74,830	4,281,773
Paycom Software, Inc.*	1,736	519,863
salesforce.com, Inc.*	32,393	8,831,952
ServiceNow, Inc.*	6,854	3,303,765
Synopsys, Inc.*	5,420	1,199,446
Tyler Technologies, Inc.*	1,433	494,829
		98,053,874
Specialty Retail - 1.4%
Advance Auto Parts, Inc.	2,485	388,430
AutoZone, Inc.*	844	1,009,686
Best Buy Co., Inc.	8,168	905,913
CarMax, Inc.*	5,849	625,434
Gap, Inc. (The)	7,657	133,155
Home Depot, Inc. (The)	38,671	11,022,782
L Brands, Inc.	8,397	246,872
Lowe's Cos., Inc.	27,142	4,470,016
O'Reilly Automotive, Inc.*	2,665	1,240,904
Ross Stores, Inc.*	12,778	1,163,820
Tiffany & Co.	3,932	481,670
TJX Cos., Inc. (The)	43,063	2,359,422
Tractor Supply Co.	4,156	618,537

UltraPro S&P500®
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Ulta Beauty, Inc.*	2,023	469,700
		25,136,341
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	585,956	75,611,763
Hewlett Packard Enterprise Co.	46,190	446,657
HP, Inc.	51,411	1,005,085
NetApp, Inc.	7,953	376,893
Seagate Technology plc	8,111	389,247
Western Digital Corp.	10,777	414,052
Xerox Holdings Corp.	6,585	124,193
		78,367,890
Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands, Inc.	12,516	191,370
NIKE, Inc., Class B	44,588	4,988,951
PVH Corp.	2,555	142,467
Ralph Lauren Corp.	1,718	118,250
Tapestry, Inc.	9,924	146,180
Under Armour, Inc., Class A*	6,769	66,404
Under Armour, Inc., Class C*	7,074	62,605
VF Corp.	11,466	753,889
		6,470,116
Tobacco - 0.4%
Altria Group, Inc.	66,808	2,922,182
Philip Morris International, Inc.	55,987	4,467,203
		7,389,385
Trading Companies & Distributors - 0.1%
Fastenal Co.	20,587	1,005,881
United Rentals, Inc.*	2,582	457,143
WW Grainger, Inc.	1,549	566,051
		2,029,075
Water Utilities - 0.1%
American Water Works Co., Inc.	6,505	919,417

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.*	20,926	2,441,646

TOTAL COMMON STOCKS (Cost $935,635,972)		1,038,748,913

SECURITIES LENDING REINVESTMENTS(d) - 0.0%(c)

INVESTMENT COMPANIES - 0.0%(c)
BlackRock Liquidity FedFund, Institutional Class 0.01% (Cost $159,117)	159,117	159,117

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 16.1%

REPURCHASE AGREEMENTS(e) - 3.5%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $61,440,414
(Cost $61,440,305)	61,440,305	61,440,305

U.S. TREASURY OBLIGATIONS - 12.6%
U.S. Treasury Bills
0.06%, 9/24/2020(f)	100,000,000	99,995,528
0.15%, 11/12/2020(f)	120,000,000	119,979,600
TOTAL U.S. TREASURY OBLIGATIONS (Cost $219,961,127)		219,975,128

TOTAL SHORT-TERM INVESTMENTS (Cost $281,401,432)		281,415,433

Total Investments - 75.3% (Cost $1,217,196,521)		1,320,323,463
Other assets less liabilities - 24.7%		434,094,772
Net Assets - 100.0%		1,754,418,235

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $523,064,329.
(b)	The security or a portion of this security is on loan at August 31, 2020. The total value of securities on loan at August 31, 2020 was $233,695, collateralized in the form of cash with a value of $159,117 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $90,457 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.88%, and maturity dates ranging from September 10, 2020 – February 15, 2049; a total value of $249,574.
(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at August 31, 2020. The total value of securities purchased was $159,117.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(f)	The rate shown was the current yield as of August 31, 2020.

UltraPro S&P500®
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	576	9/18/2020	USD	$100,584,000	$11,798,916

Swap Agreements

UltraPro S&P500® had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
809,619,669	12/7/2020	Bank of America NA	(0.44)%	S&P 500®	(12,068,205)
79,254,019	11/8/2021	BNP Paribas SA	0.71%	S&P 500®	(122,129,611)
605,144,094	11/6/2020	Citibank NA	0.41%	S&P 500®	100,918,860
897,524,988	11/8/2021	Credit Suisse International	0.41%	S&P 500®	65,409,427
341,164,715	3/8/2021	Goldman Sachs International	0.66%	S&P 500®	131,416,133
26,868,380	11/8/2021	Morgan Stanley & Co. International plc	0.17%	S&P 500®	3,097,077
913,132,870	1/6/2021	Societe Generale	0.41%	S&P 500®	89,379,979
451,224,962	11/8/2021	UBS AG	0.66%	S&P 500®	109,365,992
4,123,933,697					365,389,652
				Total Unrealized Appreciation	499,587,468
				Total Unrealized Depreciation	(134,197,816)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 93.9%

REPURCHASE AGREEMENTS(a) - 93.9%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $22,872,953
(Cost $22,872,914)	22,872,914	22,872,914

Total Investments - 93.9% (Cost $22,872,914)		22,872,914
Other assets less liabilities - 6.1%		1,478,007
Net Assets - 100.0%		24,350,921

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraPro Short 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Futures Contracts Sold

UltraPro Short 20+ Year Treasury had the following open short futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	1	12/21/2020	USD	$175,719	$(939)

Swap Agreements

UltraPro Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(601,684)	11/6/2021	Bank of America NA	0.04%	ICE U.S. Treasury 20+ Year Bond Index	(1,880,780)
(15,395,606)	12/7/2020	Citibank NA	0.29%	ICE U.S. Treasury 20+ Year Bond Index	82,231
(20,679,423)	12/7/2020	Goldman Sachs International	0.19%	ICE U.S. Treasury 20+ Year Bond Index	346,732
(36,375,581)	11/6/2020	Societe Generale	0.16%	ICE U.S. Treasury 20+ Year Bond Index	246,103
(73,052,294)					(1,205,714)
				Total Unrealized Appreciation	675,066
				Total Unrealized Depreciation	(1,880,780)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD U.S. Dollar

UltraPro Short Dow30SM

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 215.4%

REPURCHASE AGREEMENTS(a) - 35.5%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $198,186,303
(Cost $198,185,957)	198,185,957	198,185,957

U.S. TREASURY OBLIGATIONS(b) - 179.9%
U.S. Treasury Bills
0.64%, 9/3/2020(c)	7,000,000	6,999,970
0.17%, 9/8/2020(c)	100,000,000	99,998,444
0.52%, 9/10/2020(c)	8,000,000	7,999,865
0.06%, 9/24/2020(c)	50,000,000	49,997,764
0.14%, 10/1/2020(c)	155,000,000	154,989,343
0.13%, 10/8/2020(c)	25,000,000	24,997,784
0.12%, 10/15/2020(c)	50,000,000	49,995,111
0.13%, 10/22/2020(c)	95,000,000	94,988,224
0.16%, 11/3/2020(c)	25,000,000	24,996,281
0.14%, 11/12/2020(c)	125,000,000	124,978,750
0.09%, 11/19/2020(c)	50,000,000	49,990,399
0.16%, 11/27/2020(c)	50,000,000	49,988,823
0.11%, 12/3/2020(c)	25,000,000	24,993,542
0.09%, 12/15/2020(c)	25,000,000	24,993,438
0.10%, 12/17/2020(c)	20,000,000	19,994,501
0.12%, 12/31/2020(c)	20,000,000	19,993,278
0.01%, 1/28/2021(c)	100,000,000	99,960,163
0.11%, 2/4/2021(c)	50,000,000	49,978,333
0.13%, 3/25/2021(c)	25,000,000	24,984,696
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,004,800,397)		1,004,818,709

TOTAL SHORT-TERM INVESTMENTS (Cost $1,202,986,354)		1,203,004,666

Total Investments - 215.4% (Cost $1,202,986,354)		1,203,004,666
Liabilities in excess of other assets - (115.4%)		(644,555,409)
Net Assets - 100.0%		558,449,257

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $700,467,818.
(c)	The rate shown was the current yield as of August 31, 2020.

UltraPro Short Dow30SM

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
DJIA CBOT E-Mini Index	471	9/18/2020	USD	$66,801,930	$(317,776)

Swap Agreements

UltraPro Short Dow30SM had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(229,182,082)	11/6/2020	Bank of America NA	0.14%	Dow Jones Industrial AverageSM	(149,126,550)
(174,361,496)	11/6/2020	BNP Paribas SA	(0.41)%	Dow Jones Industrial AverageSM	(18,184,773)
(168,675,487)	1/20/2021	Citibank NA	(0.21)%	Dow Jones Industrial AverageSM	(91,023,509)
(207,908,956)	11/8/2021	Credit Suisse International	(0.16)%	Dow Jones Industrial AverageSM	(53,757,796)
(20,327,486)	12/7/2020	Goldman Sachs International	(0.31)%	Dow Jones Industrial AverageSM	(4,051,162)
(478,449,311)	3/8/2021	Morgan Stanley & Co. International plc	0.43%	Dow Jones Industrial AverageSM	(130,386,329)
(289,872,790)	1/6/2021	Societe Generale	0.09%	Dow Jones Industrial AverageSM	(412,942,006)
(39,481,635)	11/6/2020	UBS AG	(0.36)%	Dow Jones Industrial AverageSM	(18,454,821)
(1,608,259,243)					(877,926,946)
				Total Unrealized Depreciation	(877,926,946)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations
USD	U.S. Dollar

UltraPro Short MidCap400

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 93.7%

REPURCHASE AGREEMENTS(a) - 93.7%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $12,222,497
(Cost $12,222,476)	12,222,476	12,222,476

Total Investments - 93.7% (Cost $12,222,476)		12,222,476
Other assets less liabilities - 6.3%		828,246
Net Assets - 100.0%		13,050,722

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraPro Short MidCap400

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	5	9/18/2020	USD	$962,250	$(28,793)

Swap Agreements

UltraPro Short MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(5,742,865)	3/8/2021	Bank of America NA	(0.26)%	S&P MidCap 400®	(2,911,494)
(4,791,145)	11/6/2020	BNP Paribas SA	(0.26)%	S&P MidCap 400®	(852,691)
(5,311,471)	11/6/2020	Citibank NA	(0.31)%	S&P MidCap 400®	(3,987,618)
(5,188,172)	11/8/2021	Credit Suisse International	(0.11)%	S&P MidCap 400®	(1,145,644)
(5,644,487)	11/6/2020	Morgan Stanley & Co. International plc	0.51%	S&P MidCap 400®	(1,803,656)
(11,511,077)	3/8/2021	Societe Generale	0.26%	S&P MidCap 400®	(2,625,767)
(38,189,217)					(13,326,870)
				Total Unrealized Depreciation	(13,326,870)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short QQQ
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 204.0%

REPURCHASE AGREEMENTS(a) - 34.4%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $466,382,056
(Cost $466,381,238)	466,381,238	466,381,238

U.S. TREASURY OBLIGATIONS(b) - 169.6%
U.S. Treasury Bills
0.64%, 9/3/2020(c)	48,000,000	47,999,793
0.17%, 9/8/2020(c)	100,000,000	99,998,444
0.52%, 9/10/2020(c)	49,000,000	48,999,173
0.11%, 9/17/2020(c)	200,000,000	199,993,334
0.16%, 9/22/2020(c)	50,000,000	49,997,813
0.06%, 9/24/2020(c)	250,000,000	249,988,820
0.09%, 9/29/2020(c)	100,000,000	99,994,167
0.14%, 10/1/2020(c)	155,000,000	154,989,344
0.10%, 10/8/2020(c)	150,000,000	149,986,703
0.09%, 10/13/2020(c)	150,000,000	149,986,000
0.12%, 10/15/2020(c)	50,000,000	49,995,111
0.13%, 10/22/2020(c)	30,000,000	29,996,281
0.12%, 10/29/2020(c)	50,000,000	49,993,052
0.16%, 11/3/2020(c)	25,000,000	24,996,281
0.10%, 11/5/2020(c)	175,000,000	174,973,932
0.14%, 11/12/2020(c)	145,000,000	144,975,350
0.09%, 11/19/2020(c)	50,000,000	49,990,400
0.09%, 11/27/2020(c)	100,000,000	99,977,646
0.10%, 12/3/2020(c)	100,000,000	99,974,167
0.09%, 12/10/2020(c)	100,000,000	99,973,958
0.09%, 12/15/2020(c)	25,000,000	24,993,438
0.10%, 12/17/2020(c)	120,000,000	119,967,008
0.12%, 12/31/2020(c)	25,000,000	24,991,597
0.10%, 1/5/2021(c)	25,000,000	24,990,812
0.13%, 3/25/2021(c)	25,000,000	24,984,696
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,296,643,509)		2,296,707,320

TOTAL SHORT-TERM INVESTMENTS (Cost $2,763,024,747)		2,763,088,558

Total Investments - 204.0% (Cost $2,763,024,747)		2,763,088,558
Liabilities in excess of other assets - (104.0%)		(1,408,703,832)
Net Assets - 100.0%		1,354,384,726

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,654,563,943.
(c)	The rate shown was the current yield as of August 31, 2020.

UltraPro Short QQQ
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Futures Contracts Sold
UltraPro Short QQQ had the following open short futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
NASDAQ 100 E-Mini Index	771	9/18/2020	USD	$186,470,205	$(6,944,603)

Swap Agreements

UltraPro Short QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(570,920,706)	11/6/2020	Bank of America NA	0.54%	NASDAQ-100 Index®	(380,070,144)
(617,415,597)	11/6/2020	BNP Paribas SA	(0.36)%	NASDAQ-100 Index®	(345,516,248)
(518,216,853)	1/20/2021	Citibank NA	(0.21)%	NASDAQ-100 Index®	(342,728,486)
(885,643,380)	11/8/2021	Credit Suisse International	(0.06)%	NASDAQ-100 Index®	(325,546,866)
(434,422,920)	3/8/2021	Goldman Sachs International	(0.41)%	NASDAQ-100 Index®	(90,457,092)
(25,674,684)	1/6/2021	Morgan Stanley & Co. International plc	0.27%	NASDAQ-100 Index®	(8,341,308)
(387,481,846)	1/6/2021	Societe Generale	(0.11)%	NASDAQ-100 Index®	(116,941,842)
(436,732,479)	11/6/2020	UBS AG	(0.31)%	NASDAQ-100 Index®	(287,903,957)
(3,876,508,465)					(1,897,505,943)
				Total Unrealized Depreciation	(1,897,505,943)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short Russell2000

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 125.6%

REPURCHASE AGREEMENTS(a) - 17.4%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $28,081,096 (Cost $28,081,046)	28,081,046	28,081,046

U.S. TREASURY OBLIGATIONS(b) - 108.2%
U.S. Treasury Bills
0.14%, 10/22/2020(c)	75,000,000	74,990,704
0.16%, 11/3/2020(c)	25,000,000	24,996,281
0.16%, 11/27/2020(c)	50,000,000	49,988,823
0.11%, 12/3/2020(c)	25,000,000	24,993,542
TOTAL U.S. TREASURY OBLIGATIONS (Cost $174,952,176)		174,969,350

TOTAL SHORT-TERM INVESTMENTS (Cost $203,033,222)		203,050,396

Total Investments - 125.6% (Cost $203,033,222)		203,050,396
Liabilities in excess of other assets - (25.6%)		(41,421,289)
Net Assets - 100.0%		161,629,107

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $69,996,381.
(c)	The rate shown was the current yield as of August 31, 2020.

UltraPro Short Russell2000

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	182	9/18/2020	USD	$14,185,990	$53,163

Swap Agreements

UltraPro Short Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(37,231,947)	12/7/2020	Bank of America NA	0.84%	Russell 2000® Index	(38,471,052)
(37,122,764)	11/6/2020	BNP Paribas SA	0.24%	Russell 2000® Index	(21,361,763)
(818,425)	11/6/2020	Citibank NA	0.24%	Russell 2000® Index	13,644,647
(57,944,186)	11/8/2021	Credit Suisse International	0.14%	Russell 2000® Index	(5,557,211)
(1,113,620)	12/7/2020	Goldman Sachs International	0.14%	Russell 2000® Index	(7,520)
(147,250,923)	1/6/2021	Morgan Stanley & Co. International plc	0.70%	Russell 2000® Index	(30,384,787)
(80,102,578)	3/8/2021	Societe Generale	0.34%	Russell 2000® Index	(122,665,253)
(109,127,078)	11/6/2020	UBS AG	0.34%	Russell 2000® Index	(25,964,278)
(470,711,521)					(230,767,217)
				Total Unrealized Appreciation	13,644,647
				Total Unrealized Depreciation	(244,411,864)

a	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short S&P500®

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 189.3%

REPURCHASE AGREEMENTS(a) - 50.0%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $497,871,934 (Cost $497,871,061)	497,871,061	497,871,061

U.S. TREASURY OBLIGATIONS(b) - 139.3%
U.S. Treasury Bills
0.64%, 9/3/2020(c)	20,000,000	19,999,914
0.17%, 9/8/2020(c)	100,000,000	99,998,444
0.24%, 9/10/2020(c)	71,000,000	70,998,802
0.11%, 9/17/2020(c)	75,000,000	74,997,500
0.16%, 9/22/2020(c)	25,000,000	24,998,906
0.06%, 9/24/2020(c)	100,000,000	99,995,528
0.14%, 10/1/2020(c)	175,000,000	174,987,968
0.13%, 10/8/2020(c)	25,000,000	24,997,784
0.12%, 10/15/2020(c)	50,000,000	49,995,111
0.12%, 10/22/2020(c)	55,000,000	54,993,182
0.12%, 10/29/2020(c)	25,000,000	24,996,526
0.16%, 11/3/2020(c)	50,000,000	49,992,563
0.13%, 11/5/2020(c)	50,000,000	49,992,552
0.14%, 11/12/2020(c)	150,000,000	149,974,500
0.09%, 11/19/2020(c)	75,000,000	74,985,599
0.16%, 11/27/2020(c)	50,000,000	49,988,823
0.11%, 12/3/2020(c)	45,000,000	44,988,375
0.09%, 12/15/2020(c)	25,000,000	24,993,438
0.10%, 12/17/2020(c)	20,000,000	19,994,501
0.12%, 12/31/2020(c)	25,000,000	24,991,597
0.01%, 1/28/2021(c)	100,000,000	99,960,163
0.11%, 2/4/2021(c)	50,000,000	49,978,333
0.13%, 3/25/2021(c)	25,000,000	24,984,696
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,385,751,015)		1,385,784,805

TOTAL SHORT-TERM INVESTMENTS (Cost $1,883,622,076)		1,883,655,866

Total Investments - 189.3% (Cost $1,883,622,076)		1,883,655,866
Liabilities in excess of other assets - (89.3%)		(888,545,988)
Net Assets - 100.0%		995,109,878

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,062,302,777.
(c)	The rate shown was the current yield as of August 31, 2020.

UltraPro Short S&P500®

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P 500 E-Mini Index	440	9/18/2020	USD	$76,835,000	$(2,867,242)

Swap Agreements

UltraPro Short S&P500® had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(562,509,719)	12/7/2020	Bank of America NA	0.84%	S&P 500®	(177,194,205)
(126,455,129)	1/6/2021	BNP Paribas SA	(0.41)%	S&P 500®	(289,912,737)
(133,708,342)	1/6/2021	Citibank NA	(0.21)%	S&P 500®	(187,506,831)
(591,555,890)	11/8/2021	Credit Suisse International	(0.16)%	S&P 500®	(196,357,177)
(380,175,670)	3/8/2021	Goldman Sachs International	(0.46)%	S&P 500®	(65,749,229)
(22,934,031)	11/8/2021	Morgan Stanley & Co. International plc	0.33%	S&P 500®	(2,664,571)
(542,660,060)	1/6/2021	Societe Generale	(0.11)%	S&P 500®	(193,499,629)
(548,437,280)	11/6/2020	UBS AG	(0.31)%	S&P 500®	(241,808,939)
(2,908,436,121)					(1,354,693,318)
				Total Unrealized Depreciation	(1,354,693,318)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort 7-10 Year Treasury
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 100.3%

REPURCHASE AGREEMENTS(a) - 100.3%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $34,346,448 (Cost $34,346,387)	34,346,387	34,346,387

Total Investments - 100.3% (Cost $34,346,387)		34,346,387
Liabilities in excess of other assets - (0.3%)		(93,252)
Net Assets - 100.0%		34,253,135

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort 7-10 Year Treasury
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Futures Contracts Sold
UltraShort 7-10 Year Treasury had the following open short futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	6	12/21/2020	USD	$835,500	$(853)

Swap Agreements
UltraShort 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(34,136,464)	11/8/2021	Citibank NA	0.31%	ICE U.S. Treasury 7-10 Year Bond Index	(2,590,993)
(33,894,458)	11/8/2021	Societe Generale	0.16%	ICE U.S. Treasury 7-10 Year Bond Index	(4,599,430)
(68,030,922)					(7,190,423)
				Total Unrealized Depreciation	(7,190,423)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 99.4%

REPURCHASE AGREEMENTS(a) - 41.1%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $179,975,552
(Cost $179,975,236)	179,975,236	179,975,236

U.S. TREASURY OBLIGATIONS(b) - 58.3%
U.S. Treasury Bills
0.64%, 9/3/2020(c)	21,000,000	20,999,915
0.52%, 9/10/2020(c)	9,258,000	9,257,818
0.16%, 9/22/2020(c)	25,000,000	24,998,797
0.12%, 10/1/2020(c)	30,000,000	29,997,687
0.13%, 10/8/2020(c)	25,000,000	24,997,784
0.13%, 10/22/2020(c)	30,000,000	29,995,962
0.16%, 11/3/2020(c)	25,000,000	24,996,500
0.13%, 11/5/2020(c)	25,000,000	24,995,825
0.10%, 11/12/2020(c)	20,000,000	19,996,200
0.11%, 12/3/2020(c)	25,000,000	24,992,896
0.12%, 12/31/2020(c)	20,000,000	19,992,606
TOTAL U.S. TREASURY OBLIGATIONS (Cost $255,209,469)		255,221,990

TOTAL SHORT-TERM INVESTMENTS (Cost $435,184,705)		435,197,226

Total Investments - 99.4% (Cost $435,184,705)		435,197,226
Other assets less liabilities - 0.6%		2,817,829
Net Assets - 100.0%		438,015,055

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $14,049,361.
(c)	The rate shown was the current yield as of August 31, 2020.

UltraShort 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	1	12/21/2020	USD	$175,719	$(939)

Swap Agreements

UltraShort 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(14,128,259)	11/6/2021	Bank of America NA	0.04%	ICE U.S. Treasury 20+ Year Bond Index	(69,045,181)
(326,241,372)	12/7/2020	Citibank NA	0.29%	ICE U.S. Treasury 20+ Year Bond Index	(3,769,300)
(276,612,002)	11/6/2020	Goldman Sachs International	0.19%	ICE U.S. Treasury 20+ Year Bond Index	5,221,439
(263,357,172)	11/6/2020	Societe Generale	0.16%	ICE U.S. Treasury 20+ Year Bond Index	(1,987,730)
(880,338,805)					(69,580,772)
				Total Unrealized Appreciation	5,221,439
				Total Unrealized Depreciation	(74,802,211)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD U.S. Dollar

UltraShort Basic Materials

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 52.4%

REPURCHASE AGREEMENTS(a) - 52.4%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $1,284,979
(Cost $1,284,977)	1,284,977	1,284,977

Total Investments - 52.4% (Cost $1,284,977)		1,284,977
Other assets less liabilities - 47.6%		1,165,634
Net Assets - 100.0%		2,450,611

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Basic Materials had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,563,895)	11/8/2021	Bank of America NA	0.34%	Dow Jones U.S. Basic MaterialsSM Index	(39,591)
(375,556)	11/6/2020	Credit Suisse International	(0.16)%	Dow Jones U.S. Basic MaterialsSM Index	32,797
(2,362,606)	1/6/2021	Morgan Stanley & Co. International plc	0.33%	Dow Jones U.S. Basic MaterialsSM Index	(132,109)
(131,345)	1/6/2021	Societe Generale	(0.01)%	Dow Jones U.S. Basic MaterialsSM Index	(29,464)
(469,781)	11/8/2021	UBS AG	0.09%	Dow Jones U.S. Basic MaterialsSM Index	95,650
(4,903,183)					(72,717)
				Total Unrealized Appreciation	128,447
				Total Unrealized Depreciation	(201,164)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Communication Services Select Sector
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 207.0%

REPURCHASE AGREEMENTS(a) - 207.0%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $726,169
(Cost $726,168)	726,168	726,168

Total Investments - 207.0% (Cost $726,168)		726,168
Liabilities in excess of other assets - (107.0%)		(375,430)
Net Assets - 100.0%		350,738

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Communication Services Select Sector had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(207,156)	11/8/2021	BNP Paribas SA	(0.26)%	Communication Services Select Sector Index[c]	(76,896)
(109,534)	12/7/2020	Goldman Sachs International	(0.26)%	Communication Services Select Sector Index[c]	(205,225)
(119,462)	11/8/2021	Societe Generale	(0.21)%	Communication Services Select Sector Index[c]	(44,964)
(265,729)	12/7/2020	UBS AG	0.09%	Communication Services Select Sector Index[c]	(193,507)
(701,881)					(520,592)
				Total Unrealized Depreciation	(520,592)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Communication Services Select Sector for the components of the underlying reference instrument and their relative weightings.

UltraShort Consumer Goods

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 128.8%

REPURCHASE AGREEMENTS(a) - 128.8%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $1,270,656
(Cost $1,270,654)	1,270,654	1,270,654

Total Investments - 128.8% (Cost $1,270,654)		1,270,654
Liabilities in excess of other assets - (28.8%)		(284,408)
Net Assets - 100.0%		986,246

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Consumer Goods had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(156,776)	12/7/2020	Bank of America NA	0.34%	iShares® U.S. Consumer Goods ETF	(39,222)
(34,184)	12/7/2020	Bank of America NA	(0.01)%	Dow Jones U.S. Consumer GoodsSM Index	(75,947)
(34,059)	11/8/2021	Credit Suisse International	(0.16)%	Dow Jones U.S. Consumer GoodsSM Index	(4,263)
(617,700)	1/6/2021	Morgan Stanley & Co. International plc	(0.16)%	Dow Jones U.S. Consumer GoodsSM Index	(382,548)
(74,484)	1/6/2021	Morgan Stanley & Co. International plc	0.34%	iShares® U.S. Consumer Goods ETF	(67,075)
(938,161)	1/6/2021	Societe Generale	(0.01)%	Dow Jones U.S. Consumer GoodsSM Index	(392,863)
(114,561)	1/8/2021	UBS AG	0.09%	Dow Jones U.S. Consumer GoodsSM Index	(341,825)
(1,969,925)					(1,303,743)
				Total Unrealized Depreciation	(1,303,743)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Consumer Services
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 114.0%

REPURCHASE AGREEMENTS(a) - 114.0%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $1,521,311
(Cost $1,521,308)	1,521,308	1,521,308

Total Investments - 114.0% (Cost $1,521,308)		1,521,308
Liabilities in excess of other assets - (14.0%)		(187,009)
Net Assets - 100.0%		1,334,299

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Consumer Services had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(846,761)	12/7/2020	Bank of America NA	(0.06)%	Dow Jones U.S. Consumer ServicesSM Index	(177,208)
(456,035)	12/7/2020	BNP Paribas SA	(0.16)%	Dow Jones U.S. Consumer ServicesSM Index	(324,640)
(74,398)	11/8/2021	Credit Suisse International	(0.16)%	Dow Jones U.S. Consumer ServicesSM Index	(28,344)
(176,352)	11/8/2021	Goldman Sachs International	(0.01)%	Dow Jones U.S. Consumer ServicesSM Index	(29,598)
(454,658)	1/6/2021	Morgan Stanley & Co. International plc	(0.31)%	Dow Jones U.S. Consumer ServicesSM Index	(179,458)
(534,567)	12/7/2020	Societe Generale	(0.01)%	Dow Jones U.S. Consumer ServicesSM Index	(861,916)
(123,998)	11/8/2021	UBS AG	0.09%	Dow Jones U.S. Consumer ServicesSM Index	101,645
(2,666,769)					(1,499,519)
				Total Unrealized Appreciation	101,645
				Total Unrealized Depreciation	(1,601,164)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Dow30SM
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 144.6%

REPURCHASE AGREEMENTS(a) - 64.0%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $107,277,908
(Cost $107,277,719)	107,277,719	107,277,719

U.S. TREASURY OBLIGATIONS(b) - 80.6%
U.S. Treasury Bills
0.64%, 9/3/2020(c)	5,000,000	4,999,978
0.16%, 9/10/2020(c)	55,000,000	54,999,072
0.12%, 10/22/2020(c)	25,000,000	24,996,901
0.15%, 11/12/2020(c)	25,000,000	24,995,750
0.11%, 12/3/2020(c)	25,000,000	24,993,542
TOTAL U.S. TREASURY OBLIGATIONS (Cost $134,978,837)		134,985,243

TOTAL SHORT-TERM INVESTMENTS (Cost $242,256,556)		242,262,962

Total Investments - 144.6% (Cost $242,256,556)		242,262,962
Liabilities in excess of other assets - (44.6%)		(74,750,244)
Net Assets - 100.0%		167,512,718

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $109,619,803.
(c)	The rate shown was the current yield as of August 31, 2020.

UltraShort Dow30SM
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
DJIA CBOT E-Mini Index	85	9/18/2020	USD	$12,055,550	$(55,470)

Swap Agreements

UltraShort Dow30SM had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(41,548,585)	1/6/2021	Bank of America NA	0.14%	Dow Jones Industrial AverageSM	(33,526,652)
(10,774,989)	11/6/2020	BNP Paribas SA	(0.41)%	Dow Jones Industrial AverageSM	18,559,675
(99,334,594)	3/8/2021	Citibank NA	(0.21)%	Dow Jones Industrial AverageSM	(33,539,099)
(64,848,944)	11/8/2021	Credit Suisse International	(0.16)%	Dow Jones Industrial AverageSM	(24,637,323)
(31,994,126)	11/6/2020	Goldman Sachs International	(0.31)%	Dow Jones Industrial AverageSM	(21,712,020)
(16,944,310)	1/6/2021	Societe Generale	0.09%	Dow Jones Industrial AverageSM	(14,991,746)
(57,525,136)	11/6/2020	UBS AG	(0.36)%	Dow Jones Industrial AverageSM	(35,950,739)
(322,970,684)					(145,797,904)
				Total Unrealized Appreciation	18,559,675
				Total Unrealized Depreciation	(164,357,579)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort Financials

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 52.8%

REPURCHASE AGREEMENTS(a) - 52.8%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $17,835,082 (Cost $17,835,050)	17,835,050	17,835,050

Total Investments - 52.8% (Cost $17,835,050)		17,835,050
Other assets less liabilities - 47.2%		15,953,960
Net Assets - 100.0%		33,789,010

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Financials had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(13,100,260)	12/7/2020	Bank of America NA	(0.06)%	Dow Jones U.S. FinancialsSM Index[c]	1,450,599
(4,065,414)	12/7/2020	BNP Paribas SA	(0.31)%	Dow Jones U.S. FinancialsSM Index[c]	1,951,337
(7,086,388)	1/20/2021	Citibank NA	(0.26)%	Dow Jones U.S. FinancialsSM Index[c]	134,901
(368,626)	11/8/2021	Credit Suisse International	(0.16)%	Dow Jones U.S. FinancialsSM Index[c]	(6,021,491)
(24,436,366)	12/7/2020	Goldman Sachs International	(0.36)%	Dow Jones U.S. FinancialsSM Index[c]	(3,657,292)
(7,694,913)	1/6/2021	Morgan Stanley & Co. International plc	0.37%	Dow Jones U.S. FinancialsSM Index[c]	(1,655,831)
(9,736,397)	1/6/2021	Societe Generale	(0.21)%	Dow Jones U.S. FinancialsSM Index[c]	(9,731,604)
(1,131,622)	11/8/2021	UBS AG	(0.26)%	Dow Jones U.S. FinancialsSM Index[c]	2,455,718
(67,619,986)					(15,073,663)
				Total Unrealized Appreciation	5,992,555
				Total Unrealized Depreciation	(21,066,218)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

UltraShort FTSE China 50

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 80.3%

REPURCHASE AGREEMENTS(a) - 80.3%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $22,202,618
(Cost $22,202,578)	22,202,578	22,202,578

Total Investments - 80.3% (Cost $22,202,578)		22,202,578
Other assets less liabilities - 19.7%		5,457,190
Net Assets - 100.0%		27,659,768

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

UltraShort FTSE China 50 had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation ($)
(3,598,593)	11/6/2020	Bank of America NA	1.34%	iShares® China Large-Cap ETF	(2,445,656)
(11,560,061)	11/9/2021	Citibank NA	2.64%	iShares® China Large-Cap ETF	(4,548,924)
(16,984,489)	11/9/2021	Credit Suisse International	0.64%	iShares® China Large-Cap ETF	(198,557)
(2,600,492)	11/9/2021	Goldman Sachs International	1.64%	iShares® China Large-Cap ETF	(2,587,537)
(1,041,744)	11/6/2020	Morgan Stanley & Co. International plc	1.34%	iShares® China Large-Cap ETF	(109,133)
(8,252,905)	11/9/2021	Societe Generale	1.54%	iShares® China Large-Cap ETF	(225,132)
(11,008,717)	11/9/2021	UBS AG	1.59%	iShares® China Large-Cap ETF	(5,208,807)
(55,047,001)					(15,323,746)
				Total Unrealized Depreciation	(15,323,746)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort FTSE Europe
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 75.2%

REPURCHASE AGREEMENTS(a) - 75.2%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $10,657,334
(Cost $10,657,315)	10,657,315	10,657,315

Total Investments - 75.2% (Cost $10,657,315)		10,657,315
Other assets less liabilities - 24.8%		3,516,691
Net Assets - 100.0%		14,174,006

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort FTSE Europe
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Swap Agreementsa

UltraShort FTSE Europe had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(4,039,189)	12/13/2021	Citibank NA	0.69%	Vanguard® FTSE Europe ETF Shares	(4,002,604)
(6,198,776)	11/9/2021	Credit Suisse International	(0.16)%	Vanguard® FTSE Europe ETF Shares	(4,352,336)
(10,802,051)	11/9/2021	Goldman Sachs International	0.69%	Vanguard® FTSE Europe ETF Shares	(1,017,563)
(1,126,114)	11/9/2021	Morgan Stanley & Co. International plc	0.34%	Vanguard® FTSE Europe ETF Shares	19,498
(1,874,828)	11/6/2020	Societe Generale	0.84%	Vanguard® FTSE Europe ETF Shares	(334,780)
(4,166,990)	1/14/2022	UBS AG	0.34%	Vanguard® FTSE Europe ETF Shares	(3,882,124)
(28,207,948)					(13,569,909)
				Total Unrealized Appreciation	19,498
				Total Unrealized Depreciation	(13,589,407)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Health Care

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 110.2%

REPURCHASE AGREEMENTS(a) - 110.2%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $2,625,137 (Cost $2,625,134)	2,625,134	2,625,134

Total Investments - 110.2% (Cost $2,625,134)		2,625,134
Liabilities in excess of other assets - (10.2%)		(242,232)
Net Assets - 100.0%		2,382,902

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Health Care had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(1,566,946)	11/6/2020	Bank of America NA	(0.16)%	Dow Jones U.S. Health CareSM Index[c]	(490,273)
(193,430)	12/7/2020	Bank of America NA	0.29%	iShares® U.S. Healthcare ETF	(29,843)
(107,782)	11/8/2021	Credit Suisse International	(0.16)%	Dow Jones U.S. Health CareSM Index[c]	(11,935)
(53,299)	1/6/2021	Morgan Stanley & Co. International plc	(0.36)%	Dow Jones U.S. Health CareSM Index[c]	(7,489)
(42,653)	1/6/2021	Morgan Stanley & Co. International plc	0.19%	iShares® U.S. Healthcare ETF	(6,029)
(933,323)	1/6/2021	Societe Generale	(0.26)%	Dow Jones U.S. Health CareSM Index[c]	(143,819)
(1,869,226)	11/6/2020	UBS AG	0.09%	Dow Jones U.S. Health CareSM Index[c]	(794,379)
(4,766,659)					(1,483,767)
				Total Unrealized Depreciation	(1,483,767)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Health Care for the components of the underlying reference instrument and their relative weightings.

UltraShort Industrials
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 57.6%

REPURCHASE AGREEMENTS(a) - 57.6%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $1,056,116 (Cost $1,056,115)	1,056,115	1,056,115

Total Investments - 57.6% (Cost $1,056,115)		1,056,115
Other assets less liabilities - 42.4%		777,415
Net Assets - 100.0%		1,833,530

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Industrials had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(194,779)	11/8/2021	Bank of America NA	(0.06)%	Dow Jones U.S. IndustrialsSM Index	(1,326,658)
(56,738)	2/8/2021	Bank of America NA	0.34%	iShares® U.S. Industrials ETF	(99,505)
(64,716)	11/8/2021	Credit Suisse International	(0.16)%	Dow Jones U.S. IndustrialsSM Index	(1,752)
(261,053)	1/6/2021	Morgan Stanley & Co. International plc	0.19%	iShares® U.S. Industrials ETF	25,002
(40,959)	1/6/2021	Morgan Stanley & Co. International plc	(0.16)%	Dow Jones U.S. IndustrialsSM Index	2,876
(64,716)	1/6/2021	Societe Generale	(0.01)%	Dow Jones U.S. IndustrialsSM Index	366,498
(2,978,575)	1/8/2021	UBS AG	0.09%	Dow Jones U.S. IndustrialsSM Index	(1,522,897)
(3,661,536)					(2,556,436)
				Total Unrealized Appreciation	394,376
				Total Unrealized Depreciation	(2,950,812)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MidCap400

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 99.2%

REPURCHASE AGREEMENTS(a) - 99.2%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $5,504,235
(Cost $5,504,226)	5,504,226	5,504,226

Total Investments - 99.2% (Cost $5,504,226)		5,504,226
Other assets less liabilities - 0.8%		41,795
Net Assets - 100.0%		5,546,021

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort MidCap400

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Futures Contracts Sold
UltraShort MidCap400 had the following open short futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	2	9/18/2020	USD	$384,900	$(23,457)

Swap Agreements
UltraShort MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,271,842)	11/6/2020	Bank of America NA	(0.26)%	S&P MidCap 400®	(1,594,063)
(2,006,717)	11/6/2020	BNP Paribas SA	(0.26)%	S&P MidCap 400®	(87,830)
(574,109)	1/6/2021	Citibank NA	(0.31)%	S&P MidCap 400®	(1,206,125)
(2,877,012)	11/6/2020	Credit Suisse International	(0.11)%	S&P MidCap 400®	(902,335)
(859,237)	1/6/2021	Morgan Stanley & Co. International plc	0.51%	S&P MidCap 400®	20,977
(3,119,068)	1/6/2021	Societe Generale	0.26%	S&P MidCap 400®	(1,232,315)
(10,707,985)					(5,001,691)
				Total Unrealized Appreciation	20,977
				Total Unrealized Depreciation	(5,022,668)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort MSCI Brazil Capped
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 50.7%

REPURCHASE AGREEMENTS(a) - 50.7%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $13,675,299
(Cost $13,675,276)	13,675,276	13,675,276

Total Investments - 50.7% (Cost $13,675,276)		13,675,276
Other assets less liabilities - 49.3%		13,297,810
Net Assets - 100.0%		26,973,086

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort MSCI Brazil Capped
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Swap Agreementsa

UltraShort MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(4,581,614)	1/8/2021	Bank of America NA	1.34%	iShares® MSCI Brazil Capped ETF	2,883,451
(3,246,717)	12/13/2021	Citibank NA	0.09%	iShares® MSCI Brazil Capped ETF	(3,225,867)
(3,013,523)	12/13/2021	Credit Suisse International	0.19%	iShares® MSCI Brazil Capped ETF	247,707
(21,543,051)	11/9/2021	Goldman Sachs International	0.54%	iShares® MSCI Brazil Capped ETF	(9,205,247)
(1,376,265)	11/6/2020	Morgan Stanley & Co. International plc	0.34%	iShares® MSCI Brazil Capped ETF	(1,349,818)
(6,459,003)	1/14/2022	Societe Generale	0.94%	iShares® MSCI Brazil Capped ETF	(1,722,271)
(13,528,379)	2/15/2022	UBS AG	0.59%	iShares® MSCI Brazil Capped ETF	884,664
(53,748,552)					(11,487,381)
				Total Unrealized Appreciation	4,015,822
				Total Unrealized Depreciation	(15,503,203)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MSCI EAFE

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 102.3%

REPURCHASE AGREEMENTS(a) - 102.3%
Repurchase Agreements with various counterparties, rates 0.06% -0.07%, dated 8/31/2020, due 9/1/2020, total to be received $2,428,163 (Cost $2,428,159)	2,428,159	2,428,159

Total Investments - 102.3% (Cost $2,428,159)		2,428,159
Liabilities in excess of other assets - (2.3%)		(54,646)
Net Assets - 100.0%		2,373,513

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

UltraShort MSCI EAFE had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(318,736)	11/9/2021	Citibank NA	0.29%	iShares® MSCI EAFE ETF	(257,782)
(1,301,699)	11/9/2021	Credit Suisse International	(0.06)%	iShares® MSCI EAFE ETF	(414,219)
(1,008,555)	11/9/2021	Goldman Sachs International	(0.11)%	iShares® MSCI EAFE ETF	65,970
(545,574)	11/9/2021	Societe Generale	0.69%	iShares® MSCI EAFE ETF	62,338
(1,554,129)	1/14/2022	UBS AG	0.24%	iShares® MSCI EAFE ETF	(432,612)
(4,728,693)					(976,305)
				Total Unrealized Appreciation	128,308
				Total Unrealized Depreciation	(1,104,613)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 86.5%

REPURCHASE AGREEMENTS(a) - 86.5%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $9,750,578 (Cost $9,750,561)	9,750,561	9,750,561

Total Investments - 86.5% (Cost $9,750,561)		9,750,561
Other assets less liabilities - 13.5%		1,516,314
Net Assets - 100.0%		11,266,875

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Swap Agreementsa

UltraShort MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation ($)
(11,148,128)	12/13/2021	Citibank NA	0.44%	iShares® MSCI Emerging Markets ETF	(3,872,557)
(4,523,708)	11/9/2021	Credit Suisse International	0.14%	iShares® MSCI Emerging Markets ETF	(681,449)
(2,019,340)	11/9/2021	Goldman Sachs International	1.89%	iShares® MSCI Emerging Markets ETF	(2,015,970)
(910,503)	11/6/2020	Societe Generale	1.59%	iShares® MSCI Emerging Markets ETF	(814,707)
(3,824,540)	1/14/2022	UBS AG	0.94%	iShares® MSCI Emerging Markets ETF	(2,530,447)
(22,426,219)					(9,915,130)
				Total Unrealized Depreciation	(9,915,130)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MSCI Japan
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 72.0%

REPURCHASE AGREEMENTS(a) - 72.0%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $5,559,038 (Cost $5,559,028)	5,559,028	5,559,028

Total Investments - 72.0% (Cost $5,559,028)		5,559,028
Other assets less liabilities - 28.0%		2,164,530
Net Assets - 100.0%		7,723,558

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

UltraShort MSCI Japan had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(4,923,718)	1/8/2021	Bank of America NA	0.29%	iShares® MSCI Japan ETF	(600,933)
(1,682,843)	11/9/2021	Credit Suisse International	(0.16)%	iShares® MSCI Japan ETF	607,729
(1,417,398)	11/9/2021	Morgan Stanley & Co. International plc	0.24%	iShares® MSCI Japan ETF	7,090
(4,600,193)	11/9/2021	Societe Generale	1.04%	iShares® MSCI Japan ETF	(802,035)
(2,823,366)	1/14/2022	UBS AG	0.49%	iShares® MSCI Japan ETF	(1,355,538)
(15,447,518)					(2,143,687)
				Total Unrealized Appreciation	614,819
				Total Unrealized Depreciation	(2,758,506)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Nasdaq Biotechnology
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 95.1%

REPURCHASE AGREEMENTS(a) - 95.1%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $11,965,285 (Cost $11,965,264)	11,965,264	11,965,264

Total Investments - 95.1% (Cost $11,965,264)		11,965,264
Other assets less liabilities - 4.9%		615,831
Net Assets - 100.0%		12,581,095

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(6,960,634)	12/7/2020	Bank of America NA	0.14%	NASDAQ Biotechnology Index®	(205,640)
(839,072)	12/7/2020	Bank of America NA	0.61%	iShares® Nasdaq Biotechnology ETF	(1,124,401)
(494,435)	11/6/2020	Citibank NA	0.89%	NASDAQ Biotechnology Index®	(209,177)
(1,236,087)	11/8/2021	Credit Suisse International	0.59%	NASDAQ Biotechnology Index®	(39,836)
(1,981,578)	1/6/2021	Morgan Stanley & Co. International plc	0.49%	iShares® Nasdaq Biotechnology ETF	(2,412,670)
(166,232)	1/6/2021	Morgan Stanley & Co. International plc	(0.01)%	NASDAQ Biotechnology Index®	(30,687)
(5,869,284)	1/6/2021	Societe Generale	0.04%	NASDAQ Biotechnology Index®	(2,669,982)
(7,591,281)	11/8/2021	UBS AG	0.84%	NASDAQ Biotechnology Index®	(3,713,137)
(25,138,603)					(10,405,530)
				Total Unrealized Depreciation	(10,405,530)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Oil & Gas
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 89.2%

REPURCHASE AGREEMENTS(a) - 89.2%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $16,087,375
(Cost $16,087,346)	16,087,346	16,087,346

Total Investments - 89.2% (Cost $16,087,346)		16,087,346
Other assets less liabilities - 10.8%		1,944,452
Net Assets - 100.0%		18,031,798

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort Oil & Gas
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Swap Agreements

UltraShort Oil & Gas had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(11,648,292)	1/6/2021	Bank of America NA	0.14%	Dow Jones U.S. Oil & GasSM Index	(5,145,159)
(2,435,553)	12/7/2020	Bank of America NA	0.84%	iShares® U.S. Energy ETF	(748,643)
(720,452)	11/8/2021	Credit Suisse International	(0.16)%	Dow Jones U.S. Oil & GasSM Index	140,914
(627,726)	12/7/2020	Goldman Sachs International	(0.26)%	Dow Jones U.S. Oil & GasSM Index	236,022
(3,466,536)	3/8/2021	Morgan Stanley & Co. International plc	0.60%	Dow Jones U.S. Oil & GasSM Index	(1,539,970)
(818,545)	1/6/2021	Morgan Stanley & Co. International plc	0.39%	iShares® U.S. Energy ETF	360,202
(3,341,927)	3/8/2021	Societe Generale	(0.01)%	Dow Jones U.S. Oil & GasSM Index	(334,021)
(12,998,852)	1/6/2021	UBS AG	(0.01)%	Dow Jones U.S. Oil & GasSM Index	(8,741,974)
(36,057,883)					(15,772,629)
				Total Unrealized Appreciation	737,138
				Total Unrealized Depreciation	(16,509,767)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort QQQ

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 176.2%

REPURCHASE AGREEMENTS(a) - 59.8%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $166,780,352 (Cost $166,780,060)	166,780,060	166,780,060

U.S. TREASURY OBLIGATIONS(b) - 116.4%
U.S. Treasury Bills
0.64%, 9/3/2020(c)	10,000,000	9,999,957
0.19%, 9/10/2020(c)	60,000,000	59,998,986
0.16%, 9/22/2020(c)	25,000,000	24,998,906
0.12%, 10/1/2020(c)	30,000,000	29,997,937
0.13%, 10/8/2020(c)	25,000,000	24,997,784
0.12%, 10/15/2020(c)	50,000,000	49,995,111
0.13%, 10/22/2020(c)	30,000,000	29,996,281
0.16%, 11/3/2020(c)	25,000,000	24,996,281
0.10%, 11/12/2020(c)	20,000,000	19,996,600
0.11%, 12/3/2020(c)	25,000,000	24,993,542
0.09%, 12/15/2020(c)	25,000,000	24,993,438
TOTAL U.S. TREASURY OBLIGATIONS (Cost $324,950,785)		324,964,823

TOTAL SHORT-TERM INVESTMENTS (Cost $491,730,845)		491,744,883

Total Investments - 176.2% (Cost $491,730,845)		491,744,883
Liabilities in excess of other assets - (76.2%)		(212,678,514)
Net Assets - 100.0%		279,066,369

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $229,958,070.
(c)	The rate shown was the current yield as of August 31, 2020.

UltraShort QQQ

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Futures Contracts Sold

UltraShort QQQ had the following open short futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
NASDAQ 100 E-Mini Index	136	9/18/2020	USD	$32,892,280	$(1,918,669)

Swap Agreements

UltraShort QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(50,511,780)	11/6/2020	Bank of America NA	0.54%	NASDAQ-100 Index®	(43,342,026)
(103,776,588)	1/6/2021	BNP Paribas SA	(0.36)%	NASDAQ-100 Index®	(58,500,094)
(91,096,686)	1/20/2021	Citibank NA	(0.21)%	NASDAQ-100 Index®	(64,908,794)
(102,722,957)	11/8/2021	Credit Suisse International	(0.06)%	NASDAQ-100 Index®	(43,074,043)
(64,077,714)	12/7/2020	Goldman Sachs International	(0.41)%	NASDAQ-100 Index®	(30,388,289)
(20,685,076)	1/6/2021	Morgan Stanley & Co. International plc	0.27%	NASDAQ-100 Index®	(6,720,261)
(63,617,507)	1/6/2021	Societe Generale	(0.11)%	NASDAQ-100 Index®	(36,132,365)
(28,771,862)	11/6/2020	UBS AG	(0.31)%	NASDAQ-100 Index®	(39,956,011)
(525,260,170)					(323,021,883)
				Total Unrealized Depreciation	(323,021,883)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort Real Estate

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 95.4%

REPURCHASE AGREEMENTS(a) - 95.4%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $34,185,724
(Cost $34,185,664)	34,185,664	34,185,664

Total Investments - 95.4% (Cost $34,185,664)		34,185,664
Other assets less liabilities - 4.6%		1,644,322
Net Assets - 100.0%		35,829,986

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort Real Estate

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Swap Agreements

UltraShort Real Estate had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(14,255,823)	11/6/2020	Bank of America NA	(0.51)%	Dow Jones U.S. Real EstateSM Index	(2,032,786)
(5,026,837)	12/7/2020	Bank of America NA	0.84%	iShares® U.S. Real Estate ETF	644,637
(16,717,119)	12/7/2020	BNP Paribas SA	(0.31)%	Dow Jones U.S. Real EstateSM Index	(4,574,464)
(7,246,101)	11/8/2021	Credit Suisse International	(0.21)%	Dow Jones U.S. Real EstateSM Index	(90,124)
(37,530)	12/7/2020	Goldman Sachs International	(0.26)%	Dow Jones U.S. Real EstateSM Index	3,774
(6,117,952)	12/8/2020	Morgan Stanley & Co. International plc	0.38%	Dow Jones U.S. Real EstateSM Index	(4,739,817)
(4,013,026)	12/8/2020	Morgan Stanley & Co. International plc	0.34%	iShares® U.S. Real Estate ETF	(4,770,288)
(7,389,425)	1/6/2021	Societe Generale	(0.11)%	Dow Jones U.S. Real EstateSM Index	(3,351,421)
(10,720,490)	11/8/2021	UBS AG	0.09%	Dow Jones U.S. Real EstateSM Index	(8,797,022)
(71,524,303)					(27,707,511)
				Total Unrealized Appreciation	648,411
				Total Unrealized Depreciation	(28,355,922)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Russell2000
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 160.3%

REPURCHASE AGREEMENTS(a) - 52.3%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $60,616,549 (Cost $60,616,442)	60,616,442	60,616,442

U.S. TREASURY OBLIGATIONS(b) - 108.0%
U.S. Treasury Bills
0.64%, 9/3/2020(c)	3,000,000	2,999,987
0.14%, 9/10/2020(c)	52,000,000	51,999,122
0.12%, 10/22/2020(c)	25,000,000	24,996,901
0.10%, 11/12/2020(c)	20,000,000	19,996,600
0.11%, 12/3/2020(c)	25,000,000	24,993,542
TOTAL U.S. TREASURY OBLIGATIONS (Cost $124,982,697)		124,986,152

TOTAL SHORT-TERM INVESTMENTS (Cost $185,599,139)		185,602,594

Total Investments - 160.3% (Cost $185,599,139)		185,602,594
Liabilities in excess of other assets - (60.3%)		(69,804,947)
Net Assets - 100.0%		115,797,647

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $77,325,103.
(c)	The rate shown was the current yield as of August 31, 2020.

UltraShort Russell2000
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	68	9/18/2020	USD	$5,300,260	$24,534

Swap Agreements

UltraShort Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(92,908,094)	1/6/2021	Bank of America NA	0.84%	Russell 2000® Index	(31,330,133)
(18,619,172)	11/6/2020	BNP Paribas SA	0.24%	Russell 2000® Index	(4,586,985)
(52,683,774)	1/6/2021	Citibank NA	0.24%	Russell 2000® Index	(36,638,374)
(899,643)	11/8/2021	Credit Suisse International	0.14%	Russell 2000® Index	665,057
(2,994,124)	12/7/2020	Goldman Sachs International	0.14%	Russell 2000® Index	30,034
(19,126,201)	1/6/2021	Morgan Stanley & Co. International plc	0.44%	iShares® Russell 2000 ETF	(7,378,646)
(7,603,232)	1/6/2021	Morgan Stanley & Co. International plc	0.70%	Russell 2000® Index	975,864
(6,263,139)	3/8/2021	Societe Generale	0.34%	Russell 2000® Index	(53,932,323)
(25,158,537)	1/6/2021	UBS AG	0.34%	Russell 2000® Index	(15,573,108)
(226,255,916)					(147,768,614)
				Total Unrealized Appreciation	1,670,955
				Total Unrealized Depreciation	(149,439,569)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort S&P500®

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 157.1%

REPURCHASE AGREEMENTS(a) - 36.7%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $394,512,031
(Cost $394,511,336)	394,511,336	394,511,336

U.S. TREASURY OBLIGATIONS(b) - 120.4%
U.S. Treasury Bills
0.64%, 9/3/2020(c)	35,000,000	34,999,849
0.17%, 9/8/2020(c)	100,000,000	99,998,444
0.29%, 9/10/2020(c)	85,000,000	84,998,565
0.11%, 9/17/2020(c)	75,000,000	74,997,500
0.16%, 9/22/2020(c)	25,000,000	24,998,906
0.06%, 9/24/2020(c)	50,000,000	49,997,764
0.14%, 10/1/2020(c)	155,000,000	154,989,345
0.11%, 10/8/2020(c)	75,000,000	74,993,351
0.14%, 10/13/2020(c)	25,000,000	24,997,667
0.12%, 10/15/2020(c)	75,000,000	74,992,667
0.13%, 10/22/2020(c)	90,000,000	89,988,844
0.12%, 10/29/2020(c)	25,000,000	24,996,526
0.16%, 11/3/2020(c)	25,000,000	24,996,281
0.13%, 11/5/2020(c)	50,000,000	49,992,552
0.14%, 11/12/2020(c)	110,000,000	109,981,300
0.09%, 11/19/2020(c)	75,000,000	74,985,599
0.16%, 11/27/2020(c)	50,000,000	49,988,823
0.11%, 12/3/2020(c)	45,000,000	44,988,375
0.09%, 12/15/2020(c)	25,000,000	24,993,438
0.12%, 12/31/2020(c)	25,000,000	24,991,597
0.10%, 1/5/2021(c)	25,000,000	24,990,813
0.13%, 3/25/2021(c)	50,000,000	49,969,392
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,294,758,233)		1,294,827,598

TOTAL SHORT-TERM INVESTMENTS (Cost $1,689,269,569)		1,689,338,934

Total Investments - 157.1% (Cost $1,689,269,569)		1,689,338,934
Liabilities in excess of other assets - (57.1%)		(614,225,816)
Net Assets - 100.0%		1,075,113,118

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $733,082,404.
(c)	The rate shown was the current yield as of August 31, 2020.

UltraShort S&P500®

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Futures Contracts Sold
UltraShort S&P500® had the following open short futures contracts as of August 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P 500 E-Mini Index	463	9/18/2020	USD	$80,851,375	$(3,188,099)

Swap Agreements
UltraShort S&P500® had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(413,208,277)	11/6/2020	Bank of America NA	0.84%	S&P 500®	(146,621,694)
(155,964,111)	11/6/2020	BNP Paribas SA	(0.41)%	S&P 500®	(123,260,586)
(282,562,525)	1/20/2021	Citibank NA	(0.21)%	S&P 500®	(90,207,079)
(239,981,254)	11/8/2021	Credit Suisse International	(0.16)%	S&P 500®	(79,194,281)
(298,551,941)	3/8/2021	Goldman Sachs International	(0.46)%	S&P 500®	(37,826,862)
(6,944,615)	10/31/2021	J.P. Morgan Securities	(0.26)%	S&P 500®	(699,954)
(24,043,629)	11/8/2021	Morgan Stanley & Co. International plc	0.33%	S&P 500®	(2,793,489)
(285,257,763)	1/6/2021	Societe Generale	(0.11)%	S&P 500®	(114,701,228)
(362,833,944)	11/6/2020	UBS AG	(0.31)%	S&P 500®	(168,503,270)
(2,069,348,059)					(763,808,443)
				Total Unrealized Depreciation	(763,808,443)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort Semiconductors

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 107.9%

REPURCHASE AGREEMENTS(a) - 107.9%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $5,698,592 (Cost $5,698,582)	5,698,582	5,698,582

Total Investments - 107.9% (Cost $5,698,582)		5,698,582
Liabilities in excess of other assets - (7.9%)		(416,135)
Net Assets - 100.0%		5,282,447

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Semiconductors had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(1,575,169)	12/7/2020	Bank of America NA	(0.06)%	Dow Jones U.S. SemiconductorsSM Index[c]	(972,423)
(218,054)	11/8/2021	Credit Suisse International	(0.16)%	Dow Jones U.S. SemiconductorsSM Index[c]	(18,966)
(2,079,491)	1/6/2021	Morgan Stanley & Co. International plc	(0.06)%	Dow Jones U.S. SemiconductorsSM Index[c]	(330,232)
(3,547,366)	3/8/2021	Societe Generale	(0.26)%	Dow Jones U.S. SemiconductorsSM Index[c]	(1,487,518)
(3,100,621)	11/8/2021	UBS AG	(0.26)%	Dow Jones U.S. SemiconductorsSM Index[c]	(1,092,301)
(10,520,701)					(3,901,440)
				Total Unrealized Depreciation	(3,901,440)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Semiconductors for the components of the underlying reference instrument and their relative weightings.

UltraShort SmallCap600

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 92.5%

REPURCHASE AGREEMENTS(a) - 92.5%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $6,413,915 (Cost $6,413,902)	6,413,902	6,413,902

Total Investments - 92.5% (Cost $6,413,902)		6,413,902
Other assets less liabilities - 7.5%		517,543
Net Assets - 100.0%		6,931,445

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort SmallCap600 had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(1,230,511)	1/6/2021	Bank of America NA	(0.08)%	S&P SmallCap 600®	(1,784,578)
(2,763,779)	3/8/2021	Credit Suisse International	(0.06)%	S&P SmallCap 600®	(2,001,778)
(2,629,860)	1/6/2021	Morgan Stanley & Co. International plc	0.54%	S&P SmallCap 600®	(1,461,758)
(4,958,624)	1/6/2021	Societe Generale	0.24%	S&P SmallCap 600®	(1,666,084)
(2,280,297)	11/6/2020	UBS AG	(0.01)%	S&P SmallCap 600®	(1,244,980)
(13,863,071)					(8,159,178)
				Total Unrealized Depreciation	(8,159,178)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Technology

Schedule of Portfolio Investments

August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 97.9%

REPURCHASE AGREEMENTS(a) - 97.9%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $3,661,804
(Cost $3,661,798)	3,661,798	3,661,798

Total Investments - 97.9% (Cost $3,661,798)		3,661,798
Other assets less liabilities - 2.1%		80,015
Net Assets - 100.0%		3,741,813

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Technology had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(1,666,331)	12/7/2020	Bank of America NA	(0.11)%	Dow Jones U.S. TechnologySM Index[c]	(1,158,428)
(2,684,450)	12/7/2020	BNP Paribas SA	(0.31)%	Dow Jones U.S. TechnologySM Index[c]	(732,747)
(342,976)	11/8/2021	Credit Suisse International	(0.11)%	Dow Jones U.S. TechnologySM Index[c]	(198,333)
(1,160,843)	11/8/2021	Goldman Sachs International	(0.06)%	Dow Jones U.S. TechnologySM Index[c]	(575,548)
(184,680)	1/6/2021	Morgan Stanley & Co. International plc	(0.26)%	Dow Jones U.S. TechnologySM Index[c]	(58,047)
(652,974)	1/6/2021	Societe Generale	(0.01)%	Dow Jones U.S. TechnologySM Index[c]	(2,320,509)
(801,378)	12/8/2020	UBS AG	(0.01)%	Dow Jones U.S. TechnologySM Index[c]	(1,547,319)
(7,493,632)					(6,590,931)
				Total Unrealized Depreciation	(6,590,931)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Technology for the components of the underlying reference instrument and their relative weightings.

UltraShort Utilities
Schedule of Portfolio Investments
August 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 39.4%

REPURCHASE AGREEMENTS(a) - 39.4%
Repurchase Agreements with various counterparties, rates 0.06% - 0.07%, dated 8/31/2020, due 9/1/2020, total to be received $606,729
(Cost $606,728)	606,728	606,728

Total Investments - 39.4% (Cost $606,728)		606,728
Other assets less liabilities - 60.6%		935,040
Net Assets - 100.0%		1,541,768

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Utilities had the following open non-exchange traded total return swap agreements as of August 31, 2020:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(885,922)	12/7/2020	Bank of America NA	0.04%	Dow Jones U.S. UtilitiesSM Index[c]	(430,913)
(705,796)	11/8/2021	Credit Suisse International	(0.11)%	Dow Jones U.S. UtilitiesSM Index[c]	246,677
(217,302)	1/6/2021	Morgan Stanley & Co. International plc	(0.01)%	Dow Jones U.S. UtilitiesSM Index[c]	10,665
(511,505)	1/6/2021	Societe Generale	(0.01)%	Dow Jones U.S. UtilitiesSM Index[c]	176,928
(761,724)	11/8/2021	UBS AG	0.09%	Dow Jones U.S. UtilitiesSM Index[c]	(749,275)
(3,082,249)					(745,918)
				Total Unrealized Appreciation	434,270
				Total Unrealized Depreciation	(1,180,188)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Utilities for the components of the underlying reference instrument and their relative weightings.

PROSHARES TRUST
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
AUGUST 31, 2020 (UNAUDITED)

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On August 31, 2020, the Funds had interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Bank of America Securities, Inc., 0.07%, dated 08/31/2020 due 09/01/2020 (a)	BNP Paribas Securities Corp., 0.06%, dated 08/31/2020 due 09/01/2020 (b)	Credit Suisse Securities (USA) LLC, 0.06%, dated 08/31/2020 due 09/01/2020 (c)	ING Financial Markets LLC, 0.07.%, dated 08/31/2020 due 09/01/2020 (d)	Total
Short 7-10 Year Treasury	$2,053,291	$7,528,726	$4,046,971	$3,442,681	$17,071,669
Short 20+ Year Treasury	18,870,236	69,190,866	37,192,666	31,639,097	156,892,865
Short Basic Materials	148,421	544,212	292,534	248,854	1,234,021
Short Dow30SM	26,921,703	98,712,911	53,061,864	45,138,722	223,835,200
Short Financials	2,554,841	9,367,753	5,035,514	4,283,616	21,241,724
Short FTSE China 50	689,453	2,527,999	1,358,893	1,155,985	5,732,330
Short High Yield	7,919,238	29,037,205	15,608,579	13,277,923	65,842,945
Short MidCap400	2,833,846	10,390,770	5,585,425	4,751,415	23,561,456
Short MSCI EAFE	3,392,381	12,438,729	6,686,280	5,687,891	28,205,281
Short MSCI Emerging Markets	6,540,074	23,980,271	12,890,288	10,965,524	54,376,157
Short Oil & Gas	504,187	1,848,688	993,738	845,355	4,191,968
Short QQQ	28,418,810	104,202,303	56,012,616	47,648,871	236,282,600
Short Real Estate	2,455,072	9,001,932	4,838,873	4,116,337	20,412,214
Short Russell2000	24,320,035	89,173,463	47,934,055	40,776,593	202,204,146
Short S&P500®	69,917,499	256,364,163	137,805,279	117,228,339	581,315,280
Short SmallCap600	1,462,512	5,362,544	2,882,567	2,452,145	12,159,768
Ultra 7-10 Year Treasury	234,564	860,066	462,318	393,285	1,950,233
Ultra 20+ Year Treasury	3,399,790	12,465,898	6,700,884	5,700,316	28,266,888
Ultra Basic Materials	910,574	3,338,773	1,794,715	1,526,730	7,570,792
Ultra Communication Services Select Sector	22,322	81,848	43,997	37,427	185,594
Ultra Consumer Goods	264,804	970,949	521,921	443,988	2,201,662
Ultra Consumer Services	485,827	1,781,366	957,550	814,570	4,039,313
Ultra Dow30SM	11,278,080	41,352,962	22,228,756	18,909,581	93,769,379
Ultra Financials	1,761,718	6,459,634	3,472,293	2,953,815	14,647,460
Ultra FTSE China 50	2,383,716	8,740,291	4,698,232	3,996,697	19,818,936
Ultra FTSE Europe	219,127	803,466	431,893	367,403	1,821,889
Ultra Health Care	2,880,933	10,563,423	5,678,232	4,830,365	23,952,953
Ultra High Yield	429,734	1,575,689	846,992	720,519	3,572,934
Ultra Industrials	306,247	1,122,907	603,605	513,475	2,546,234
Ultra MidCap400	3,669,434	13,454,593	7,232,344	6,152,418	30,508,789
Ultra MSCI Brazil Capped	492,290	1,805,059	970,287	825,405	4,093,041
Ultra MSCI EAFE	595,377	2,183,045	1,173,468	998,248	4,950,138
Ultra MSCI Emerging Markets	1,433,811	5,257,306	2,825,998	2,404,022	11,921,137
Ultra MSCI Japan	132,525	485,921	261,201	222,199	1,101,846
Ultra Nasdaq Biotechnology	1,159,512	4,251,541	2,285,361	1,944,113	9,640,527
Ultra Oil & Gas	1,838,753	6,742,096	3,624,128	3,082,977	15,287,954
Ultra QQQ	12,132,465	44,485,704	23,912,722	20,342,099	100,872,990
Ultra Real Estate	3,311,183	12,141,004	6,526,241	5,551,750	27,530,178
Ultra Russell2000	4,191,519	15,368,903	8,261,358	7,027,781	34,849,561
Ultra S&P500®	1,711,593	6,275,840	3,373,497	2,869,770	14,230,700
Ultra Semiconductors	1,962,568	7,196,083	3,868,162	3,290,572	16,317,385
Ultra SmallCap600	513,156	1,881,570	1,011,413	860,390	4,266,529
Ultra Technology	4,478,021	16,419,408	8,826,042	7,508,147	37,231,618
Ultra Telecommunications	12,716	46,625	25,063	21,321	105,725
Ultra Utilities	651,240	2,387,883	1,283,576	1,091,914	5,414,613
UltraPro Dow30SM	15,927,316	58,400,159	31,392,259	26,704,799	132,424,533
UltraPro MidCap400	317,479	1,164,090	625,742	532,307	2,639,618
UltraPro QQQ	14,996,117	54,985,761	29,556,893	25,143,488	124,682,259
UltraPro Russell2000	5,210,913	19,106,681	10,270,552	8,736,964	43,325,110
UltraPro S&P500®	7,389,712	27,095,611	14,564,899	12,390,083	61,440,305

Fund Name	Bank of America Securities, Inc., 0.07%, dated 08/31/2020 due 09/01/2020 (a)	BNP Paribas Securities Corp., 0.06%, dated 08/31/2020 due 09/01/2020 (b)	Credit Suisse Securities (USA) LLC, 0.06%, dated 08/31/2020 due 09/01/2020 (c)	ING Financial Markets LLC, 0.07.%, dated 08/31/2020 due 09/01/2020 (d)	Total
UltraPro Short 20+ Year Treasury	2,751,032	10,087,117	5,422,201	4,612,564	22,872,914
UltraPro Short Dow30SM	23,836,749	87,401,413	46,981,513	39,966,282	198,185,957
UltraPro Short MidCap400	1,470,055	5,390,198	2,897,432	2,464,791	12,222,476
UltraPro Short QQQ	56,093,846	205,677,435	110,559,276	94,050,681	466,381,238
UltraPro Short Russell2000	3,377,438	12,383,941	6,656,829	5,662,838	28,081,046
UltraPro Short S&P500®	59,881,274	219,564,670	118,024,182	100,400,935	497,871,061
UltraShort 7-10 Year Treasury	4,131,000	15,147,001	8,142,076	6,926,310	34,346,387
UltraShort 20+ Year Treasury	21,646,461	79,370,356	42,664,520	36,293,899	179,975,236
UltraShort Basic Materials	154,550	566,684	304,614	259,129	1,284,977
UltraShort Communication Services Select Sector	87,340	320,245	172,144	146,439	726,168
UltraShort Consumer Goods	152,827	560,368	301,218	256,241	1,270,654
UltraShort Consumer Services	182,975	670,907	360,638	306,788	1,521,308
UltraShort Dow30SM	12,902,791	47,310,235	25,431,013	21,633,680	107,277,719
UltraShort Financials	2,145,105	7,865,383	4,227,937	3,596,625	17,835,050
UltraShort FTSE China 50	2,670,408	9,791,494	5,263,292	4,477,384	22,202,578
UltraShort FTSE Europe	1,281,805	4,699,951	2,526,399	2,149,160	10,657,315
UltraShort Health Care	315,737	1,157,702	622,308	529,387	2,625,134
UltraShort Industrials	127,024	465,755	250,360	212,976	1,056,115
UltraShort MidCap400	662,019	2,427,404	1,304,819	1,109,984	5,504,226
UltraShort MSCI Brazil Capped	1,644,787	6,030,895	3,241,830	2,757,764	13,675,276
UltraShort MSCI EAFE	292,046	1,070,835	575,614	489,664	2,428,159
UltraShort MSCI Emerging Markets	1,172,745	4,300,066	2,311,446	1,966,304	9,750,561
UltraShort MSCI Japan	668,611	2,451,570	1,317,810	1,121,037	5,559,028
UltraShort Nasdaq Biotechnology	1,439,119	5,276,767	2,836,458	2,412,920	11,965,264
UltraShort Oil & Gas	1,934,900	7,094,633	3,813,630	3,244,183	16,087,346
UltraShort QQQ	20,059,416	73,551,189	39,536,502	33,632,953	166,780,060
UltraShort Real Estate	4,111,670	15,076,119	8,103,976	6,893,899	34,185,664
UltraShort Russell2000	7,290,622	26,732,281	14,369,596	12,223,943	60,616,442
UltraShort S&P500®	47,449,718	173,982,299	93,521,960	79,557,359	394,511,336
UltraShort Semiconductors	685,395	2,513,115	1,350,893	1,149,179	5,698,582
UltraShort SmallCap600	771,430	2,828,576	1,520,465	1,293,431	6,413,902
UltraShort Technology	440,421	1,614,879	868,058	738,440	3,661,798
UltraShort Utilities	72,974	267,571	143,830	122,353	606,728

	$587,611,025	$2,154,573,744	$1,158,163,575	$985,227,808	$4,885,576,152

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at August 31, 2020 as follows:

(a)	U.S. Treasury Bonds, 2.50% to 3.13%, due 8/15/2044 to 5/15/2048; U.S. Treasury Notes, 0.50% to 2.88%, due 11/30/2023 to 2/15/2030, which had an aggregate value at the Trust level of $612,000,085.
(b)	U.S. Treasury Bills, 0%, due 9/8/2020 to 10/22/2020; U.S. Treasury Bonds, 0% to 8.13%, due 5/15/2021 to 2/15/2049; U.S. Treasury Notes, 0.13% to 3.13%, due 9/15/2020 to 5/15/2030, which had an aggregate value at the Trust level of $2,244,000,122.
(c)	U.S. Treasury Bills, 0%, due 9/10/2020 to 3/25/2021; U.S. Treasury Bonds, 0% to 4.63%, due 11/15/2020 to 2/15/2050; U.S. Treasury Notes, 0.13% to 2.88%, due 1/31/2021 to 8/31/2027, which had an aggregate value at the Trust level of $1,206,235,599.
(d)	Federal Farm Credit Bank, 1.88%, due 6/2/2022; Federal Home Loan Bank, 0% to 0.16%, due 9/16/2020 to 10/29/2020; Federal Home Loan Mortgage Corp., 2.25%, due 11/24/2020; Federal National Mortgage Association, 6.63%, due 11/15/2030; U.S. Treasury Bills, 0%, due 9/10/2020 to 5/20/2021; U.S. Treasury Bonds, 1.13% to 8%, due 11/15/2021 to 2/15/2050; U.S. Treasury Notes, 0.13% to 2.88%, due 10/31/2021 to 5/15/2030, which had an aggregate value at the Trust level of $1,026,120,128.